UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Allocation VIP Fund
Class 1
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$60	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin Allocation VIP Fund returned 12.98%. The Fund compares its performance to the S&P 500 Index, Bloomberg U.S. Aggregate Index, MSCI World ex-U.S. Index-NR and the Linked Allocation VIP Fund Benchmark†, which returned 17.88%, 7.30%, 31.85% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A modest underweight allocation to fixed income boosted relative returns.
↑	Global bonds supported relative results. Many central banks outside the U.S. had more pronounced monetary easing.
↑	Investment-grade bonds contributed to relative results, driven by high yields and tight spreads.

Top detractors from performance:
↓	Fund selection in equity detracted, although all but one underlying stock fund delivered double-digit gains.
↓	A modest underweight allocation to international stocks and U.S. equity overweight curbed relative returns.
↓	Exposure to U.S. Treasuries detracted from relative results, although all underlying bond funds posted gains.
Franklin Allocation VIP Fund	PAGE 1	783-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	12.98	5.97	7.58
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
MSCI World ex-U.S. Index-NR	31.85	9.47	8.55
Linked Allocation VIP Fund Benchmark†	16.33	7.54	9.14
†	The Linked Allocation VIP Fund Index is comprised of 50% S&P 500 Index, 33.33% MSCI World ex-US Index- NR, and 16.67% Bloomberg U.S. Aggregate Index from the Fund’s inception through April 30, 2019, followed by the performance of a blended index comprised of 40% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index and 20% MSCI World ex-US Index-NR thereafter.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 1, 2019, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$551,910,843
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,058
Total Management Fee Paid	$2,760,263
Portfolio Turnover Rate	41.77%
Franklin Allocation VIP Fund	PAGE 2	783-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect that its equity and fixed income investments typically will not vary by more than 10% from the stated allocations and to replace the Western Asset Core Bond Strategy sleeve of the Fund with the Putnam Core Bond Strategy sleeve.
In addition, effective January 31, 2025, Berkeley Bellknap was added as a portfolio manager of the Fund and effective March 31, 2025, Wylie Tollette retired and stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Allocation VIP Fund	PAGE 3	783-ATSR-0226

Franklin Allocation VIP Fund
Class 2
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$86	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin Allocation VIP Fund returned 12.60%. The Fund compares its performance to the S&P 500 Index, Bloomberg U.S. Aggregate Index, MSCI World ex-U.S. Index-NR and the Linked Allocation VIP Fund Benchmark†, which returned 17.88%, 7.30%, 31.85% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A modest underweight allocation to fixed income boosted relative returns.
↑	Global bonds supported relative results. Many central banks outside the U.S. had more pronounced monetary easing.
↑	Investment-grade bonds contributed to relative results, driven by high yields and tight spreads.

Top detractors from performance:
↓	Fund selection in equity detracted, although all but one underlying stock fund delivered double-digit gains.
↓	A modest underweight allocation to international stocks and U.S. equity overweight curbed relative returns.
↓	Exposure to U.S. Treasuries detracted from relative results, although all underlying bond funds posted gains.
Franklin Allocation VIP Fund	PAGE 1	784-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	12.60	5.73	7.32
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
MSCI World ex-U.S. Index-NR	31.85	9.47	8.55
Linked Allocation VIP Fund Benchmark†	16.33	7.54	9.14
†	The Linked Allocation VIP Fund Index is comprised of 50% S&P 500 Index, 33.33% MSCI World ex-US Index- NR, and 16.67% Bloomberg U.S. Aggregate Index from the Fund’s inception through April 30, 2019, followed by the performance of a blended index comprised of 40% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index and 20% MSCI World ex-US Index-NR thereafter.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 1, 2019, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$551,910,843
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,058
Total Management Fee Paid	$2,760,263
Portfolio Turnover Rate	41.77%
Franklin Allocation VIP Fund	PAGE 2	784-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect that its equity and fixed income investments typically will not vary by more than 10% from the stated allocations and to replace the Western Asset Core Bond Strategy sleeve of the Fund with the Putnam Core Bond Strategy sleeve.
In addition, effective January 31, 2025, Berkeley Bellknap was added as a portfolio manager of the Fund and effective March 31, 2025, Wylie Tollette retired and stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Allocation VIP Fund	PAGE 3	784-ATSR-0226

Franklin Allocation VIP Fund
Class 4
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$97	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Franklin Allocation VIP Fund returned 12.53%. The Fund compares its performance to the S&P 500 Index, Bloomberg U.S. Aggregate Index, MSCI World ex-U.S. Index-NR and the Linked Allocation VIP Fund Benchmark†, which returned 17.88%, 7.30%, 31.85% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A modest underweight allocation to fixed income boosted relative returns.
↑	Global bonds supported relative results. Many central banks outside the U.S. had more pronounced monetary easing.
↑	Investment-grade bonds contributed to relative results, driven by high yields and tight spreads.

Top detractors from performance:
↓	Fund selection in equity detracted, although all but one underlying stock fund delivered double-digit gains.
↓	A modest underweight allocation to international stocks and U.S. equity overweight curbed relative returns.
↓	Exposure to U.S. Treasuries detracted from relative results, although all underlying bond funds posted gains.
Franklin Allocation VIP Fund	PAGE 1	701-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	12.53	5.59	7.19
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
MSCI World ex-U.S. Index-NR	31.85	9.47	8.55
Linked Allocation VIP Fund Benchmark†	16.33	7.54	9.14
†	The Linked Allocation VIP Fund Index is comprised of 50% S&P 500 Index, 33.33% MSCI World ex-US Index- NR, and 16.67% Bloomberg U.S. Aggregate Index from the Fund’s inception through April 30, 2019, followed by the performance of a blended index comprised of 40% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index and 20% MSCI World ex-US Index-NR thereafter.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 1, 2019, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$551,910,843
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,058
Total Management Fee Paid	$2,760,263
Portfolio Turnover Rate	41.77%
Franklin Allocation VIP Fund	PAGE 2	701-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect that its equity and fixed income investments typically will not vary by more than 10% from the stated allocations and to replace the Western Asset Core Bond Strategy sleeve of the Fund with the Putnam Core Bond Strategy sleeve.
In addition, effective January 31, 2025, Berkeley Bellknap was added as a portfolio manager of the Fund and effective March 31, 2025, Wylie Tollette retired and stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Allocation VIP Fund	PAGE 3	701-ATSR-0226

Franklin DynaTech VIP Fund
Class 2
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin DynaTech VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$96	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin DynaTech VIP Fund returned 18.13%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 18.56% and 17.88, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The information technology (IT) sector was a top contributor to relative returns for the annual period. Within the sector, shares of electronic manufacturing services company Celestica outperformed in 2025, due to rising artificial intelligence (AI) data-center hardware demand and consistent earnings upgrades.

↑
Also in the IT sector, AppLovin’s strong performance was driven by rapid AI-powered ad-tech growth, consistent earnings beats and significant profitability gains. The mobile marketing platform operator was included in the S&P 500 in September 2025.

↑
Elsewhere in IT sector, an off-benchmark position in e-commerce platform Shopify added to relative performance. The company saw increased revenue growth by capturing a larger share of the U.S. e-commerce and retail markets and expanding internationally. Additionally, its business received a boost from the announcement of a new partnership with OpenAI.

Top detractors from performance:
↓
While IT was an overall contributor at the sector level, performance was held back by a position in ServiceNow. The cloud-based digital workflow services provider underperformed due to rising infrastructure costs from scaling AI products, margin pressure on subscriptions and investor concerns about significant capital investments in 2025.

↓
An underweight in the strong-performing shares of NVIDIA limited our exposure to the stock’s gains and weighed on relative returns. The AI chipmaker continued to benefit from strong demand, particularly from major cloud providers that rely on NVIDIA chips for their AI services.

↓
In the industrials sector, shares of public safety technology company Axon Enterprise reached an all-time high in August but the stock experienced several sell-offs due to margin pressure, earnings misses, weaker guidance, valuation concerns and broader tech-sector volatility.

Franklin DynaTech VIP Fund	PAGE 1	729-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	18.13	9.09	14.08
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Growth Index	18.56	15.32	18.12
S&P 500 Index	17.88	14.43	14.82
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 1, 2021, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$190,548,752
Total Number of Portfolio Holdings	112
Total Management Fee Paid	$1,013,586
Portfolio Turnover Rate	36.55%
Franklin DynaTech VIP Fund	PAGE 2	729-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin DynaTech VIP Fund	PAGE 3	729-ATSR-0226

Franklin DynaTech VIP Fund
Class 4
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin DynaTech VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$107	0.98%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Franklin DynaTech VIP Fund returned 17.90%. The Fund compares its performance to the Russell 1000 Growth Index and the S&P 500 Index, which returned 18.56% and 17.88, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The information technology (IT) sector was a top contributor to relative returns for the annual period. Within the sector, shares of electronic manufacturing services company Celestica outperformed in 2025, due to rising artificial intelligence (AI) data-center hardware demand and consistent earnings upgrades.

↑
Also in the IT sector, AppLovin’s strong performance was driven by rapid AI-powered ad-tech growth, consistent earnings beats and significant profitability gains. The mobile marketing platform operator was included in the S&P 500 in September 2025.

↑
Elsewhere in IT sector, an off-benchmark position in e-commerce platform Shopify added to relative performance. The company saw increased revenue growth by capturing a larger share of the U.S. e-commerce and retail markets and expanding internationally. Additionally, its business received a boost from the announcement of a new partnership with OpenAI.

Top detractors from performance:
↓
While IT was an overall contributor at the sector level, performance was held back by a position in ServiceNow. The cloud-based digital workflow services provider underperformed due to rising infrastructure costs from scaling AI products, margin pressure on subscriptions and investor concerns about significant capital investments in 2025.

↓
An underweight in the strong-performing shares of NVIDIA limited our exposure to the stock’s gains and weighed on relative returns. The AI chipmaker continued to benefit from strong demand, particularly from major cloud providers that rely on NVIDIA chips for their AI services.

↓
In the industrials sector, shares of public safety technology company Axon Enterprise reached an all-time high in August but the stock experienced several sell-offs due to margin pressure, earnings misses, weaker guidance, valuation concerns and broader tech-sector volatility.

Franklin DynaTech VIP Fund	PAGE 1	702-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	17.90	8.96	13.95
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Growth Index	18.56	15.32	18.12
S&P 500 Index	17.88	14.43	14.82
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 1, 2021, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$190,548,752
Total Number of Portfolio Holdings	112
Total Management Fee Paid	$1,013,586
Portfolio Turnover Rate	36.55%
Franklin DynaTech VIP Fund	PAGE 2	702-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin DynaTech VIP Fund	PAGE 3	702-ATSR-0226

Franklin Global Real Estate VIP Fund
Class 1
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Global Real Estate VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$104	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin Global Real Estate VIP Fund returned 8.22%. The Fund compares its performance to the FTSE EPRA/NAREIT Developed Index, which returned 10.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Rising senior housing occupancy and favorable demographic trends were tailwinds for senior housing operator Welltower in the health care property subsector.
↑
The Fund’s top relative stock performer was Japanese property developer Mitsui Fudosan in the diversified property subsector. The company has been benefiting from its sustained focus on increasing return on capital and commensurate return of capital to reduce the discount to net asset value.

↑
Camden Property Trust benefited relative returns in the industrial property subsector. The company, which is central European focused, specializes in logistics and industrial parks. It reported robust leasing activity that boosted financial results over the period.

Top detractors from performance:
↓
Avalon Bay Communities was a leading detractor in the diversified property subsector. Shares of the apartment operator declined due to weakness in rent growth and higher than projected operating expenses.

↓
The residential property subsector was also weakened by a position in American Home 4 Rent, whose stock declined amid worries about slowing single-family rental trends. Additionally, lower interest rates have made home ownership more attainable, increasing investor concerns.

↓
Elsewhere in the residential property subsector, student housing operator Unite Group announced an unsolicited bid for peer Empiric Student Property (not a Fund holding) that was not well received given presumed modest accretion potential. Additionally, lease-up for the 2025/26 academic year was slower than last year’s pace.

Franklin Global Real Estate VIP Fund	PAGE 1	771-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	8.22	2.64	3.29
MSCI All Country World Index-NR	22.34	11.19	11.72
FTSE EPRA/NAREIT Developed Index	10.70	3.78	4.24
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$102,196,270
Total Number of Portfolio Holdings	68
Total Management Fee Paid	$893,645
Portfolio Turnover Rate	33.46%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Global Real Estate VIP Fund	PAGE 2	771-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect that, under normal market conditions, the Fund expects to invest in foreign securities (including emerging markets securities) in an amount equal to at least the lesser of: (a) 40% of its net assets, unless market conditions are not deemed favorable by the investment manager, in which case 30% of its net assets, or (b) the percentage of foreign issuers represented in the FTESE EPRA/NAREIT Developed Index minus 5%.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Real Estate VIP Fund	PAGE 3	771-ATSR-0226

Franklin Global Real Estate VIP Fund
Class 2
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Global Real Estate VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$130	1.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin Global Real Estate VIP Fund returned 7.93%. The Fund compares its performance to the FTSE EPRA/NAREIT Developed Index, which returned 10.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Rising senior housing occupancy and favorable demographic trends were tailwinds for senior housing operator Welltower in the health care property subsector.
↑
The Fund’s top relative stock performer was Japanese property developer Mitsui Fudosan in the diversified property subsector. The company has been benefiting from its sustained focus on increasing return on capital and commensurate return of capital to reduce the discount to net asset value.

↑
Camden Property Trust benefited relative returns in the industrial property subsector. The company, which is central European focused, specializes in logistics and industrial parks. It reported robust leasing activity that boosted financial results over the period.

Top detractors from performance:
↓
Avalon Bay Communities was a leading detractor in the diversified property subsector. Shares of the apartment operator declined due to weakness in rent growth and higher than projected operating expenses.

↓
The residential property subsector was also weakened by a position in American Home 4 Rent, whose stock declined amid worries about slowing single-family rental trends. Additionally, lower interest rates have made home ownership more attainable, increasing investor concerns.

↓
Elsewhere in the residential property subsector, student housing operator Unite Group announced an unsolicited bid for peer Empiric Student Property (not a Fund holding) that was not well received given presumed modest accretion potential. Additionally, lease-up for the 2025/26 academic year was slower than last year’s pace.

Franklin Global Real Estate VIP Fund	PAGE 1	772-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	7.93	2.36	3.03
MSCI All Country World Index-NR	22.34	11.19	11.72
FTSE EPRA/NAREIT Developed Index	10.70	3.78	4.24
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$102,196,270
Total Number of Portfolio Holdings	68
Total Management Fee Paid	$893,645
Portfolio Turnover Rate	33.46%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Global Real Estate VIP Fund	PAGE 2	772-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect that, under normal market conditions, the Fund expects to invest in foreign securities (including emerging markets securities) in an amount equal to at least the lesser of: (a) 40% of its net assets, unless market conditions are not deemed favorable by the investment manager, in which case 30% of its net assets, or (b) the percentage of foreign issuers represented in the FTESE EPRA/NAREIT Developed Index minus 5%.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Real Estate VIP Fund	PAGE 3	772-ATSR-0226

Franklin Growth and Income VIP Fund
Class 1
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Growth and Income VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$64	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin Growth and Income VIP Fund returned 16.98%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 15.91% and 17.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Capital markets improvements and an improvement in the macro economy after tariff announcements benefited JPMorgan Chase in the financials sector. The financial services giant reported strong 2025 earnings results, including robust trading revenue and a rebound in investment-banking activity.

↑
Morgan Stanley also delivered strong performance in the financials sector. The global financial services company announced record revenues driven by growth in its institutional and wealth management businesses.

↑	Broadcom was a top contributor in the information technology sector. Shares of the chipmaker climbed sharply in 2025 because of strong demand for its custom artificial intelligence chips.

Top detractors from performance:
↓
UnitedHealth Group was a leading detractor in the health care sector. The health insurer was pressured by rising medical expenses, shrinking margins, regulatory scrutiny and leadership instability, which weighed on its stock.

↓
Merck & Co. was also a detractor in the health care sector. The stock of the global pharmaceutical company fell due to weak guidance, drug-sales disappointments and rising long-term concerns about its pipeline.

↓
In the consumer staples sector, Procter & Gamble hurt relative performance. Shares of the consumer goods company fell as weak demand and price-sensitive shoppers reduced purchasing and shifted to lower cost private-label brands.

Franklin Growth and Income VIP Fund	PAGE 1	767-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	16.98	12.16	11.39
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Value Index	15.91	11.33	10.53
S&P 500 Index	17.88	14.43	14.82
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$57,945,687
Total Number of Portfolio Holdings	88
Total Management Fee Paid	$231,367
Portfolio Turnover Rate	36.30%
Franklin Growth and Income VIP Fund	PAGE 2	767-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies changed to reflect that the Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).
In connection with the change to the principal investment strategies, disclosure was added for the Fund to reflect the additional principal risks of investing in REITs.
In addition, effective October 31, 2025, Daniel Nuckles, CFA, CPA, was added as a portfolio manager of the Fund, and effective December 31, 2025, Alan E. Muschott stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth and Income VIP Fund	PAGE 3	767-ATSR-0226

Franklin Growth and Income VIP Fund
Class 2
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Growth and Income VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$91	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin Growth and Income VIP Fund returned 16.90%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 15.91% and 17.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Capital markets improvements and an improvement in the macro economy after tariff announcements benefited JPMorgan Chase in the financials sector. The financial services giant reported strong 2025 earnings results, including robust trading revenue and a rebound in investment-banking activity.

↑
Morgan Stanley also delivered strong performance in the financials sector. The global financial services company announced record revenues driven by growth in its institutional and wealth management businesses.

↑	Broadcom was a top contributor in the information technology sector. Shares of the chipmaker climbed sharply in 2025 because of strong demand for its custom artificial intelligence chips.

Top detractors from performance:
↓
UnitedHealth Group was a leading detractor in the health care sector. The health insurer was pressured by rising medical expenses, shrinking margins, regulatory scrutiny and leadership instability, which weighed on its stock.

↓
Merck & Co. was also a detractor in the health care sector. The stock of the global pharmaceutical company fell due to weak guidance, drug-sales disappointments and rising long-term concerns about its pipeline.

↓
In the consumer staples sector, Procter & Gamble hurt relative performance. Shares of the consumer goods company fell as weak demand and price-sensitive shoppers reduced purchasing and shifted to lower cost private-label brands.

Franklin Growth and Income VIP Fund	PAGE 1	768-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	16.90	11.90	11.12
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Value Index	15.91	11.33	10.53
S&P 500 Index	17.88	14.43	14.82
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$57,945,687
Total Number of Portfolio Holdings	88
Total Management Fee Paid	$231,367
Portfolio Turnover Rate	36.30%
Franklin Growth and Income VIP Fund	PAGE 2	768-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies changed to reflect that the Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).
In connection with the change to the principal investment strategies, disclosure was added for the Fund to reflect the additional principal risks of investing in REITs.
In addition, effective October 31, 2025, Daniel Nuckles, CFA, CPA, was added as a portfolio manager of the Fund, and effective December 31, 2025, Alan E. Muschott stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth and Income VIP Fund	PAGE 3	768-ATSR-0226

Franklin Income VIP Fund
Class 1
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$50	0.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months December 31, 2025, Class 1 shares of Franklin Income VIP Fund returned 12.87%. The Fund compares its performance to the Blended Benchmark†, which returned 10.07% for the same period. The Fund previously also compared its performance to the S&P 500 Index, which returned 17.88% for the same period. Effective May 1, 2025, the Fund discontinued using this benchmark.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The health care and financials sectors led absolute fixed income returns during the period, followed by securitized products. On an individual issuer basis, Community Health Systems, U.S. Treasuries (USTs), and Freddie Mac added value.

↑
Among equities, returns were driven by the information technology (IT), health care, and financials sectors. Top contributors within these respective sectors were Intel, Johnson & Johnson, and Morgan Stanley.

↑
Selection within health care and IT assisted relative fixed income returns, as did an underweight allocation to USTs. Equity returns benefited from selection and an overweight allocation to financials and IT, in addition to stock selection within materials.

Top detractors from performance:
↓	Ardagh Holdings detracted from fixed income returns within the materials sector.
↓
Equity performance was weakened by the consumer discretionary and communication services sectors. Comcast detracted within communication services, while Procter & Gamble and UnitedHealth Group hindered returns within consumer staples and health care, respectively.

↓
Selection within energy and an overweight allocation to the utilities and materials sectors hurt relative fixed income returns. Moreover, underweight positioning among health care and industrials companies detracted from relative equity performance.

Franklin Income VIP Fund	PAGE 1	769-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	12.87	7.92	7.57
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Russell 3000 Index	17.15	13.15	14.28
Blended Benchmark†	10.07	5.72	7.28
S&P 500 Index	17.88	14.43	14.82
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg U.S. High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,251,046,298
Total Number of Portfolio Holdings	286
Total Management Fee Paid	$14,383,451
Portfolio Turnover Rate	41.45%
Franklin Income VIP Fund	PAGE 2	769-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies changed to reflect the Fund’s reduced exposure to high yield securities and foreign securities.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income VIP Fund	PAGE 3	769-ATSR-0226

Franklin Income VIP Fund
Class 2
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$77	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months December 31, 2025, Class 2 shares of Franklin Income VIP Fund returned 12.56%. The Fund compares its performance to the Blended Benchmark†, which returned 10.07% for the same period. The Fund previously also compared its performance to the S&P 500 Index, which returned 17.88% for the same period. Effective May 1, 2025, the Fund discontinued using this benchmark.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The health care and financials sectors led absolute fixed income returns during the period, followed by securitized products. On an individual issuer basis, Community Health Systems, U.S. Treasuries (USTs), and Freddie Mac added value.

↑
Among equities, returns were driven by the information technology (IT), health care, and financials sectors. Top contributors within these respective sectors were Intel, Johnson & Johnson, and Morgan Stanley.

↑
Selection within health care and IT assisted relative fixed income returns, as did an underweight allocation to USTs. Equity returns benefited from selection and an overweight allocation to financials and IT, in addition to stock selection within materials.

Top detractors from performance:
↓	Ardagh Holdings detracted from fixed income returns within the materials sector.
↓
Equity performance was weakened by the consumer discretionary and communication services sectors. Comcast detracted within communication services, while Procter & Gamble and UnitedHealth Group hindered returns within consumer staples and health care, respectively.

↓
Selection within energy and an overweight allocation to the utilities and materials sectors hurt relative fixed income returns. Moreover, underweight positioning among health care and industrials companies detracted from relative equity performance.

Franklin Income VIP Fund	PAGE 1	770-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	12.56	7.66	7.30
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Russell 3000 Index	17.15	13.15	14.28
Blended Benchmark†	10.07	5.72	7.28
S&P 500 Index	17.88	14.43	14.82
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg U.S. High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,251,046,298
Total Number of Portfolio Holdings	286
Total Management Fee Paid	$14,383,451
Portfolio Turnover Rate	41.45%
Franklin Income VIP Fund	PAGE 2	770-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies changed to reflect the Fund’s reduced exposure to high yield securities and foreign securities.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income VIP Fund	PAGE 3	770-ATSR-0226

Franklin Income VIP Fund
Class 4
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$87	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months December 31, 2025, Class 4 shares of Franklin Income VIP Fund returned 12.43%. The Fund compares its performance to the Blended Benchmark†, which returned 10.07% for the same period. The Fund previously also compared its performance to the S&P 500 Index, which returned 17.88% for the same period. Effective May 1, 2025, the Fund discontinued using this benchmark.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The health care and financials sectors led absolute fixed income returns during the period, followed by securitized products. On an individual issuer basis, Community Health Systems, U.S. Treasuries (USTs), and Freddie Mac added value.

↑
Among equities, returns were driven by the information technology (IT), health care, and financials sectors. Top contributors within these respective sectors were Intel, Johnson & Johnson, and Morgan Stanley.

↑
Selection within health care and IT assisted relative fixed income returns, as did an underweight allocation to USTs. Equity returns benefited from selection and an overweight allocation to financials and IT, in addition to stock selection within materials.

Top detractors from performance:
↓	Ardagh Holdings detracted from fixed income returns within the materials sector.
↓
Equity performance was weakened by the consumer discretionary and communication services sectors. Comcast detracted within communication services, while Procter & Gamble and UnitedHealth Group hindered returns within consumer staples and health care, respectively.

↓
Selection within energy and an overweight allocation to the utilities and materials sectors hurt relative fixed income returns. Moreover, underweight positioning among health care and industrials companies detracted from relative equity performance.

Franklin Income VIP Fund	PAGE 1	708-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	12.43	7.54	7.19
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Russell 3000 Index	17.15	13.15	14.28
Blended Benchmark†	10.07	5.72	7.28
S&P 500 Index	17.88	14.43	14.82
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg U.S. High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,251,046,298
Total Number of Portfolio Holdings	286
Total Management Fee Paid	$14,383,451
Portfolio Turnover Rate	41.45%
Franklin Income VIP Fund	PAGE 2	708-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies changed to reflect the Fund’s reduced exposure to high yield securities and foreign securities.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income VIP Fund	PAGE 3	708-ATSR-0226

Franklin Large Cap Growth VIP Fund
Class 1
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Large Cap Growth VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$87	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin Large Cap Growth VIP Fund returned 7.48%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 17.88% and 18.56%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the Information technology (IT) sector, electronic components manufacturer Amphenol saw healthy demand trends across all end markets. Particular strength was seen in the communications solutions and the IT datacom businesses. Amphenol remains a key supplier to the artificial intelligence (AI) infrastructure build.

↑
AppLovin’s solid results in the IT sector were supported by the ongoing adoption of its Axon ad-tech platform, which has seen significant growth and led to increased profit projections. The operator of the mobile marketing platform was added to the S&P 500 in September 2025.

↑	The rise of cyber threats has boosted demand for cybersecurity solutions and benefited CrowdStrike, a unified cybersecurity platform solution.

Top detractors from performance:
↓
The IT sector was hindered by a position in ServiceNow. The cloud-based digital workflow services provider underperformed due to rising infrastructure costs from scaling AI products, margin pressures on subscriptions and investor concerns about new competition.

↓
In the consumer staples sector, Freshpet stock fell in 2025 because the company saw softer sales growth and weakening demand for premium dog food due to economic pressures and new competitive entrants.

↓	Retailer inventory adjustments and reduced full-year 2025 guidance were headwinds for nutrition products company BellRing Brands in the consumer staples sector.
Franklin Large Cap Growth VIP Fund	PAGE 1	721-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	7.48	7.09	13.16
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
Russell 1000 Growth Index	18.56	15.32	18.12
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$84,040,611
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$677,107
Portfolio Turnover Rate	34.97%
Franklin Large Cap Growth VIP Fund	PAGE 2	721-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Large Cap Growth VIP Fund	PAGE 3	721-ATSR-0226

Franklin Large Cap Growth VIP Fund
Class 2
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Large Cap Growth VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$115	1.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin Large Cap Growth VIP Fund returned 7.22%. The Fund compares its performance to the S&P 500 Index and the Russell 1000 Growth Index, which returned 17.88% and 18.56%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the Information technology (IT) sector, electronic components manufacturer Amphenol saw healthy demand trends across all end markets. Particular strength was seen in the communications solutions and the IT datacom businesses. Amphenol remains a key supplier to the artificial intelligence (AI) infrastructure build.

↑
AppLovin’s solid results in the IT sector were supported by the ongoing adoption of its Axon ad-tech platform, which has seen significant growth and led to increased profit projections. The operator of the mobile marketing platform was added to the S&P 500 in September 2025.

↑	The rise of cyber threats has boosted demand for cybersecurity solutions and benefited CrowdStrike, a unified cybersecurity platform solution.

Top detractors from performance:
↓
The IT sector was hindered by a position in ServiceNow. The cloud-based digital workflow services provider underperformed due to rising infrastructure costs from scaling AI products, margin pressures on subscriptions and investor concerns about new competition.

↓
In the consumer staples sector, Freshpet stock fell in 2025 because the company saw softer sales growth and weakening demand for premium dog food due to economic pressures and new competitive entrants.

↓	Retailer inventory adjustments and reduced full-year 2025 guidance were headwinds for nutrition products company BellRing Brands in the consumer staples sector.
Franklin Large Cap Growth VIP Fund	PAGE 1	722-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	7.22	6.83	12.87
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
Russell 1000 Growth Index	18.56	15.32	18.12
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$84,040,611
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$677,107
Portfolio Turnover Rate	34.97%
Franklin Large Cap Growth VIP Fund	PAGE 2	722-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Large Cap Growth VIP Fund	PAGE 3	722-ATSR-0226

Franklin Mutual Global Discovery VIP Fund
Class 1
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$102	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin Mutual Global Discovery VIP Fund returned 23.62%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑
Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism that it can benefit from government and private sector investments in infrastructure and defense.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Global Discovery VIP Fund	PAGE 1	753-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	23.62	12.27	8.79
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$445,378,174
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$3,722,294
Portfolio Turnover Rate	43.81%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Global Discovery VIP Fund	PAGE 2	753-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery VIP Fund	PAGE 3	753-ATSR-0226

Franklin Mutual Global Discovery VIP Fund
Class 2
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$130	1.16%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin Mutual Global Discovery VIP Fund returned 23.34%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑
Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism that it can benefit from government and private sector investments in infrastructure and defense.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Global Discovery VIP Fund	PAGE 1	754-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	23.34	12.00	8.52
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$445,378,174
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$3,722,294
Portfolio Turnover Rate	43.81%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Global Discovery VIP Fund	PAGE 2	754-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery VIP Fund	PAGE 3	754-ATSR-0226

Franklin Mutual Global Discovery VIP Fund
Class 4
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$141	1.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Franklin Mutual Global Discovery VIP Fund returned 23.25%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑
Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism that it can benefit from government and private sector investments in infrastructure and defense.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Global Discovery VIP Fund	PAGE 1	736-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	23.25	11.88	8.41
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$445,378,174
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$3,722,294
Portfolio Turnover Rate	43.81%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Global Discovery VIP Fund	PAGE 2	736-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery VIP Fund	PAGE 3	736-ATSR-0226

Franklin Mutual Shares VIP Fund
Class 1
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$73	0.69%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin Mutual Shares VIP Fund returned 11.81%. The Fund compares its performance to the Russell 1000 Value Index, which returned 15.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Retailer Dollar General as sales growth was strong and the company took market share by focusing on improving the employee and consumer experience.
↑	CVS Health on solid recent earnings results in its health insurance and pharmacy businesses and optimism its health insurance business should benefit from stabilizing medical costs.
↑	British American Tobacco on strength in its new product categories, bigger share buybacks and more favorable regulatory environment.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Shares VIP Fund	PAGE 1	743-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	11.81	9.49	7.80
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Value Index	15.91	11.33	10.53
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,974,229,533
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$13,090,901
Portfolio Turnover Rate	56.84%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Mutual Shares VIP Fund	PAGE 2	743-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective March 31, 2025, Aman Gupta, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares VIP Fund	PAGE 3	743-ATSR-0226

Franklin Mutual Shares VIP Fund
Class 2
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$99	0.94%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin Mutual Shares VIP Fund returned 11.52%. The Fund compares its performance to the Russell 1000 Value Index, which returned 15.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Retailer Dollar General as sales growth was strong and the company took market share by focusing on improving the employee and consumer experience.
↑	CVS Health on solid recent earnings results in its health insurance and pharmacy businesses and optimism its health insurance business should benefit from stabilizing medical costs.
↑	British American Tobacco on strength in its new product categories, bigger share buybacks and more favorable regulatory environment.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Shares VIP Fund	PAGE 1	744-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	11.52	9.20	7.53
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Value Index	15.91	11.33	10.53
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,974,229,533
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$13,090,901
Portfolio Turnover Rate	56.84%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Mutual Shares VIP Fund	PAGE 2	744-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective March 31, 2025, Aman Gupta, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares VIP Fund	PAGE 3	744-ATSR-0226

Franklin Mutual Shares VIP Fund
Class 4
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$110	1.04%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Franklin Mutual Shares VIP Fund returned 11.45%. The Fund compares its performance to the Russell 1000 Value Index, which returned 15.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Retailer Dollar General as sales growth was strong and the company took market share by focusing on improving the employee and consumer experience.
↑	CVS Health on solid recent earnings results in its health insurance and pharmacy businesses and optimism its health insurance business should benefit from stabilizing medical costs.
↑	British American Tobacco on strength in its new product categories, bigger share buybacks and more favorable regulatory environment.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
Franklin Mutual Shares VIP Fund	PAGE 1	737-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	11.45	9.11	7.43
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Value Index	15.91	11.33	10.53
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,974,229,533
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$13,090,901
Portfolio Turnover Rate	56.84%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Mutual Shares VIP Fund	PAGE 2	737-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective March 31, 2025, Aman Gupta, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares VIP Fund	PAGE 3	737-ATSR-0226

Franklin Rising Dividends VIP Fund
Class 1
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$67	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin Rising Dividends VIP Fund returned 12.05%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Shares of semiconductor and software giant Broadcom advanced sharply as rising demand for artificial (AI) infrastructure helped drive record revenue, earnings and bookings. Broadcom achieved new revenue and earnings highs on the back of $21 billion worth of AI chip deals from Anthropic, together with accelerating AI-related revenue growth, bolstered by new networking.

↑
Aerospace and defense giant RTX rallied as rising global defense spending drove strong organic sales growth, margin expansion and a record project backlog. RTX benefited from robust aerospace aftermarket demand, while strong missile and defense systems sales supported results and led management to raise full-year guidance. A shortage of new commercial jets and energy-efficient engines drove demand for high-margin aftermarket parts and RTX’s Pratt & Whitney engines.

↑
An underweight to Apple contributed to relative performance as the company’s share price advanced but failed to keep pace with industry peers, sector gains and the benchmark, especially in the first half of 2025. Disappointing guidance and concerns around the impact of U.S.- China tariffs on Apple’s supply chain and margins weighed on the stock, along with weaker than expected guidance and a sense that Apple was trailing in the AI race.

Top detractors from performance:
↓
A lack of exposure to Google parent Alphabet, chipmaker NVIDIA and other AI-driven stocks that do not meet the Fund’s dividend screen for investment weighed heavily on relative returns. Within the portfolio’s holdings, the largest detractor was consulting firm Accenture. Worries about the potential impact of AI and U.S. federal cost-cutting weighed on the stock, and Accenture announced a restructuring aimed at accelerating AI-driven growth and supporting margins.

↓
Health insurance giant UnitedHealth’s stock, perceived early in the period as a “safe haven” from trade policy uncertainty, declined sharply amid rising medical costs and elevated utilization trends, particularly within UNH’s Medicare Advantage business. Management turnover and heightened regulatory scrutiny added pressure.

↓
Shares of diversified software company Roper Technologies declined during the year, pressured by disappointing guidance, uncertain macroeconomic conditions, and concerns around tariffs, the impact of AI, acquisition-related costs and incremental dilution, and the impact of the U.S. government shutdown.

Franklin Rising Dividends VIP Fund	PAGE 1	773-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	12.05	9.77	12.37
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,589,401,254
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$9,439,578
Portfolio Turnover Rate	20.75%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Rising Dividends VIP Fund	PAGE 2	773-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to the industrials and healthcare sectors.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Rising Dividends VIP Fund	PAGE 3	773-ATSR-0226

Franklin Rising Dividends VIP Fund
Class 2
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$93	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin Rising Dividends VIP Fund returned 11.80%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Shares of semiconductor and software giant Broadcom advanced sharply as rising demand for artificial (AI) infrastructure helped drive record revenue, earnings and bookings. Broadcom achieved new revenue and earnings highs on the back of $21 billion worth of AI chip deals from Anthropic, together with accelerating AI-related revenue growth, bolstered by new networking.

↑
Aerospace and defense giant RTX rallied as rising global defense spending drove strong organic sales growth, margin expansion and a record project backlog. RTX benefited from robust aerospace aftermarket demand, while strong missile and defense systems sales supported results and led management to raise full-year guidance. A shortage of new commercial jets and energy-efficient engines drove demand for high-margin aftermarket parts and RTX’s Pratt & Whitney engines.

↑
An underweight to Apple contributed to relative performance as the company’s share price advanced but failed to keep pace with industry peers, sector gains and the benchmark, especially in the first half of 2025. Disappointing guidance and concerns around the impact of U.S.- China tariffs on Apple’s supply chain and margins weighed on the stock, along with weaker than expected guidance and a sense that Apple was trailing in the AI race.

Top detractors from performance:
↓
A lack of exposure to Google parent Alphabet, chipmaker NVIDIA and other AI-driven stocks that do not meet the Fund’s dividend screen for investment weighed heavily on relative returns. Within the portfolio’s holdings, the largest detractor was consulting firm Accenture. Worries about the potential impact of AI and U.S. federal cost-cutting weighed on the stock, and Accenture announced a restructuring aimed at accelerating AI-driven growth and supporting margins.

↓
Health insurance giant UnitedHealth’s stock, perceived early in the period as a “safe haven” from trade policy uncertainty, declined sharply amid rising medical costs and elevated utilization trends, particularly within UNH’s Medicare Advantage business. Management turnover and heightened regulatory scrutiny added pressure.

↓
Shares of diversified software company Roper Technologies declined during the year, pressured by disappointing guidance, uncertain macroeconomic conditions, and concerns around tariffs, the impact of AI, acquisition-related costs and incremental dilution, and the impact of the U.S. government shutdown.

Franklin Rising Dividends VIP Fund	PAGE 1	774-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	11.80	9.50	12.10
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,589,401,254
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$9,439,578
Portfolio Turnover Rate	20.75%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Rising Dividends VIP Fund	PAGE 2	774-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to the industrials and healthcare sectors.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Rising Dividends VIP Fund	PAGE 3	774-ATSR-0226

Franklin Rising Dividends VIP Fund
Class 4
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$104	0.98%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Franklin Rising Dividends VIP Fund returned 11.66%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Shares of semiconductor and software giant Broadcom advanced sharply as rising demand for artificial (AI) infrastructure helped drive record revenue, earnings and bookings. Broadcom achieved new revenue and earnings highs on the back of $21 billion worth of AI chip deals from Anthropic, together with accelerating AI-related revenue growth, bolstered by new networking.

↑
Aerospace and defense giant RTX rallied as rising global defense spending drove strong organic sales growth, margin expansion and a record project backlog. RTX benefited from robust aerospace aftermarket demand, while strong missile and defense systems sales supported results and led management to raise full-year guidance. A shortage of new commercial jets and energy-efficient engines drove demand for high-margin aftermarket parts and RTX’s Pratt & Whitney engines.

↑
An underweight to Apple contributed to relative performance as the company’s share price advanced but failed to keep pace with industry peers, sector gains and the benchmark, especially in the first half of 2025. Disappointing guidance and concerns around the impact of U.S.- China tariffs on Apple’s supply chain and margins weighed on the stock, along with weaker than expected guidance and a sense that Apple was trailing in the AI race.

Top detractors from performance:
↓
A lack of exposure to Google parent Alphabet, chipmaker NVIDIA and other AI-driven stocks that do not meet the Fund’s dividend screen for investment weighed heavily on relative returns. Within the portfolio’s holdings, the largest detractor was consulting firm Accenture. Worries about the potential impact of AI and U.S. federal cost-cutting weighed on the stock, and Accenture announced a restructuring aimed at accelerating AI-driven growth and supporting margins.

↓
Health insurance giant UnitedHealth’s stock, perceived early in the period as a “safe haven” from trade policy uncertainty, declined sharply amid rising medical costs and elevated utilization trends, particularly within UNH’s Medicare Advantage business. Management turnover and heightened regulatory scrutiny added pressure.

↓
Shares of diversified software company Roper Technologies declined during the year, pressured by disappointing guidance, uncertain macroeconomic conditions, and concerns around tariffs, the impact of AI, acquisition-related costs and incremental dilution, and the impact of the U.S. government shutdown.

Franklin Rising Dividends VIP Fund	PAGE 1	731-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	11.66	9.38	11.98
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,589,401,254
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$9,439,578
Portfolio Turnover Rate	20.75%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Rising Dividends VIP Fund	PAGE 2	731-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to the industrials and healthcare sectors.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Rising Dividends VIP Fund	PAGE 3	731-ATSR-0226

Franklin Small Cap Value VIP Fund
Class 1
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$69	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin Small Cap Value VIP Fund returned 7.90%. The Fund compares its performance to the Russell 2000 Value Index, which returned 12.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑
MKS, which offers technological solutions to semiconductor manufacturing,  amid ongoing momentum in its electronics and packaging equipment business, driven by artificial intelligence applications and stronger semiconductor growth.

↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market.

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth.
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity.
↓	Industrial company Regal Rexnord as recently enacted tariffs have led to margin pressure across its business and made sourcing rare earth magnets more challenging.
Franklin Small Cap Value VIP Fund	PAGE 1	775-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	7.90	9.13	10.09
Russell 3000 Index	17.15	13.15	14.28
Russell 2000 Value Index	12.59	8.88	9.26
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,127,464,046
Total Number of Portfolio Holdings	84
Total Management Fee Paid	$6,984,169
Portfolio Turnover Rate	56.76%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Small Cap Value VIP Fund	PAGE 2	775-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value VIP Fund	PAGE 3	775-ATSR-0226

Franklin Small Cap Value VIP Fund
Class 2
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$94	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin Small Cap Value VIP Fund returned 7.65%. The Fund compares its performance to the Russell 2000 Value Index, which returned 12.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑
MKS, which offers technological solutions to semiconductor manufacturing,  amid ongoing momentum in its electronics and packaging equipment business, driven by artificial intelligence applications and stronger semiconductor growth.

↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market.

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth.
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity.
↓	Industrial company Regal Rexnord as recently enacted tariffs have led to margin pressure across its business and made sourcing rare earth magnets more challenging.
Franklin Small Cap Value VIP Fund	PAGE 1	776-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	7.65	8.86	9.81
Russell 3000 Index	17.15	13.15	14.28
Russell 2000 Value Index	12.59	8.88	9.26
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,127,464,046
Total Number of Portfolio Holdings	84
Total Management Fee Paid	$6,984,169
Portfolio Turnover Rate	56.76%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Small Cap Value VIP Fund	PAGE 2	776-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value VIP Fund	PAGE 3	776-ATSR-0226

Franklin Small Cap Value VIP Fund
Class 4
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$105	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Franklin Small Cap Value VIP Fund returned 7.49%. The Fund compares its performance to the Russell 2000 Value Index, which returned 12.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑
MKS, which offers technological solutions to semiconductor manufacturing,  amid ongoing momentum in its electronics and packaging equipment business, driven by artificial intelligence applications and stronger semiconductor growth.

↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market.

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth.
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity.
↓	Industrial company Regal Rexnord as recently enacted tariffs have led to margin pressure across its business and made sourcing rare earth magnets more challenging.
Franklin Small Cap Value VIP Fund	PAGE 1	732-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	7.49	8.75	9.71
Russell 3000 Index	17.15	13.15	14.28
Russell 2000 Value Index	12.59	8.88	9.26
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,127,464,046
Total Number of Portfolio Holdings	84
Total Management Fee Paid	$6,984,169
Portfolio Turnover Rate	56.76%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Small Cap Value VIP Fund	PAGE 2	732-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value VIP Fund	PAGE 3	732-ATSR-0226

Franklin Small-Mid Cap Growth VIP Fund
Class 1
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$84	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin Small-Mid Cap Growth VIP Fund returned 2.70%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 8.66% and 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the information technology (IT) sector, a position in Databricks was the Fund’s top relative contributor for the period. A privately held company, it became one of the strongest enterprise beneficiaries of the artificial intelligence (AI) boom. Heavy adoption of new products and major partnerships with the world’s leading AI companies helped fuel investor optimism.

↑
In the consumer discretionary sector, DoorDash delivered accelerated growth, increased profitability and expanded into lucrative new verticals over the period, which boosted shares of the delivery platform operator.

↑
In the industrials sector, the U.S. government’s focus on bolstering defense spending lifted the shares of BWX Technologies, which is a supplier of nuclear components and fuel to the U.S. Navy and the commercial nuclear power industry.

Top detractors from performance:
↓
In the consumer staples sector, Freshpet stock fell in 2025 because the company repeatedly missed revenue estimates, issued softer sales guidance and faced weakening demand for premium dog food due to economic pressures.

↓
A pullback in consumer restaurant spending led to a slowdown in same-store sales, missed revenue expectations and disappointing full-year guidance for casual Mediterranean restaurant chain Cava Group in the consumer discretionary sector.

↓
HubSpot detracted from relative returns in the IT sector. Shares of the cloud-based marketing platform declined in 2025 because of revenue growth deceleration and concerns about slowing growth in 2026.

Franklin Small-Mid Cap Growth VIP Fund	PAGE 1	723-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	2.70	1.27	10.16
Russell 3000 Index	17.15	13.15	14.28
Russell Midcap Growth Index	8.66	6.65	12.49
S&P 500 Index	17.88	14.43	14.82
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$403,899,313
Total Number of Portfolio Holdings	83
Total Management Fee Paid	$3,337,229
Portfolio Turnover Rate	32.41%
Franklin Small-Mid Cap Growth VIP Fund	PAGE 2	723-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, JJ Swartz was added as a portfolio manager of the Fund and Michael McCarthy retired and stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth VIP Fund	PAGE 3	723-ATSR-0226

Franklin Small-Mid Cap Growth VIP Fund
Class 2
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$109	1.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin Small-Mid Cap Growth VIP Fund returned 2.52%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 8.66% and 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the information technology (IT) sector, a position in Databricks was the Fund’s top relative contributor for the period. A privately held company, it became one of the strongest enterprise beneficiaries of the artificial intelligence (AI) boom. Heavy adoption of new products and major partnerships with the world’s leading AI companies helped fuel investor optimism.

↑
In the consumer discretionary sector, DoorDash delivered accelerated growth, increased profitability and expanded into lucrative new verticals over the period, which boosted shares of the delivery platform operator.

↑
In the industrials sector, the U.S. government’s focus on bolstering defense spending lifted the shares of BWX Technologies, which is a supplier of nuclear components and fuel to the U.S. Navy and the commercial nuclear power industry.

Top detractors from performance:
↓
In the consumer staples sector, Freshpet stock fell in 2025 because the company repeatedly missed revenue estimates, issued softer sales guidance and faced weakening demand for premium dog food due to economic pressures.

↓
A pullback in consumer restaurant spending led to a slowdown in same-store sales, missed revenue expectations and disappointing full-year guidance for casual Mediterranean restaurant chain Cava Group in the consumer discretionary sector.

↓
HubSpot detracted from relative returns in the IT sector. Shares of the cloud-based marketing platform declined in 2025 because of revenue growth deceleration and concerns about slowing growth in 2026.

Franklin Small-Mid Cap Growth VIP Fund	PAGE 1	724-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	2.52	1.03	9.89
Russell 3000 Index	17.15	13.15	14.28
Russell Midcap Growth Index	8.66	6.65	12.49
S&P 500 Index	17.88	14.43	14.82
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$403,899,313
Total Number of Portfolio Holdings	83
Total Management Fee Paid	$3,337,229
Portfolio Turnover Rate	32.41%
Franklin Small-Mid Cap Growth VIP Fund	PAGE 2	724-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, JJ Swartz was added as a portfolio manager of the Fund and Michael McCarthy retired and stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth VIP Fund	PAGE 3	724-ATSR-0226

Franklin Small-Mid Cap Growth VIP Fund
Class 4
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$119	1.18%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Franklin Small-Mid Cap Growth VIP Fund returned 2.40%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 8.66% and 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
In the information technology (IT) sector, a position in Databricks was the Fund’s top relative contributor for the period. A privately held company, it became one of the strongest enterprise beneficiaries of the artificial intelligence (AI) boom. Heavy adoption of new products and major partnerships with the world’s leading AI companies helped fuel investor optimism.

↑
In the consumer discretionary sector, DoorDash delivered accelerated growth, increased profitability and expanded into lucrative new verticals over the period, which boosted shares of the delivery platform operator.

↑
In the industrials sector, the U.S. government’s focus on bolstering defense spending lifted the shares of BWX Technologies, which is a supplier of nuclear components and fuel to the U.S. Navy and the commercial nuclear power industry.

Top detractors from performance:
↓
In the consumer staples sector, Freshpet stock fell in 2025 because the company repeatedly missed revenue estimates, issued softer sales guidance and faced weakening demand for premium dog food due to economic pressures.

↓
A pullback in consumer restaurant spending led to a slowdown in same-store sales, missed revenue expectations and disappointing full-year guidance for casual Mediterranean restaurant chain Cava Group in the consumer discretionary sector.

↓
HubSpot detracted from relative returns in the IT sector. Shares of the cloud-based marketing platform declined in 2025 because of revenue growth deceleration and concerns about slowing growth in 2026.

Franklin Small-Mid Cap Growth VIP Fund	PAGE 1	733-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	2.40	0.92	9.78
Russell 3000 Index	17.15	13.15	14.28
Russell Midcap Growth Index	8.66	6.65	12.49
S&P 500 Index	17.88	14.43	14.82
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$403,899,313
Total Number of Portfolio Holdings	83
Total Management Fee Paid	$3,337,229
Portfolio Turnover Rate	32.41%
Franklin Small-Mid Cap Growth VIP Fund	PAGE 2	733-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, JJ Swartz was added as a portfolio manager of the Fund and Michael McCarthy retired and stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth VIP Fund	PAGE 3	733-ATSR-0226

Franklin Strategic Income VIP Fund
Class 1
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$83	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin Strategic Income VIP Fund returned 7.42%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-index exposure to high-yield corporate bonds
↑	Overweight exposure to sovereign emerging market debt
↑	Security selection in high-yield corporate bonds

Top detractors from performance:
↓	U.S. yield curve positioning
↓	Underweight exposure to agency mortgage-backed securities
↓	Security selection in senior-secured floating-rate bank loans
Franklin Strategic Income VIP Fund	PAGE 1	779-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	7.42	2.15	3.36
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$272,216,584
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	708
Total Management Fee Paid	$1,677,761
Portfolio Turnover Rate	131.34%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Strategic Income VIP Fund	PAGE 2	779-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund. In addition, disclosure was added to reflect increased exposure to collateralized mortgage obligations (CMOs).
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed and disclosure regarding the risks of investing in CMOs was added.
In addition, effective September 30, 2025, Albert Chan, CFA was added as a portfolio manager of the Fund and Benjamin Cryer and Thomas Runkle stepped down as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Strategic Income VIP Fund	PAGE 3	779-ATSR-0226

Franklin Strategic Income VIP Fund
Class 2
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$109	1.05%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin Strategic Income VIP Fund returned 7.24%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-index exposure to high-yield corporate bonds
↑	Overweight exposure to sovereign emerging market debt
↑	Security selection in high-yield corporate bonds

Top detractors from performance:
↓	U.S. yield curve positioning
↓	Underweight exposure to agency mortgage-backed securities
↓	Security selection in senior-secured floating-rate bank loans
Franklin Strategic Income VIP Fund	PAGE 1	780-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	7.24	1.92	3.10
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$272,216,584
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	708
Total Management Fee Paid	$1,677,761
Portfolio Turnover Rate	131.34%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Strategic Income VIP Fund	PAGE 2	780-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund. In addition, disclosure was added to reflect increased exposure to collateralized mortgage obligations (CMOs).
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed and disclosure regarding the risks of investing in CMOs was added.
In addition, effective September 30, 2025, Albert Chan, CFA was added as a portfolio manager of the Fund and Benjamin Cryer and Thomas Runkle stepped down as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Strategic Income VIP Fund	PAGE 3	780-ATSR-0226

Franklin Strategic Income VIP Fund
Class 4
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$119	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Franklin Strategic Income VIP Fund returned 7.05%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-index exposure to high-yield corporate bonds
↑	Overweight exposure to sovereign emerging market debt
↑	Security selection in high-yield corporate bonds

Top detractors from performance:
↓	U.S. yield curve positioning
↓	Underweight exposure to agency mortgage-backed securities
↓	Security selection in senior-secured floating-rate bank loans
Franklin Strategic Income VIP Fund	PAGE 1	734-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	7.05	1.81	3.00
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$272,216,584
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	708
Total Management Fee Paid	$1,677,761
Portfolio Turnover Rate	131.34%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Strategic Income VIP Fund	PAGE 2	734-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in marketplace loans to consumers and small and mid-sized enterprises or companies as a principal investment strategy of the Fund. In addition, disclosure was added to reflect increased exposure to collateralized mortgage obligations (CMOs).
In connection with the changes to the principal investment strategies, principal risk disclosure regarding marketplace loans was removed and disclosure regarding the risks of investing in CMOs was added.
In addition, effective September 30, 2025, Albert Chan, CFA was added as a portfolio manager of the Fund and Benjamin Cryer and Thomas Runkle stepped down as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Strategic Income VIP Fund	PAGE 3	734-ATSR-0226

Franklin U.S. Government Securities VIP Fund
Class 1
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin U.S. Government Securities VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$55	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Franklin U.S. Government Securities VIP Fund returned 7.01%. The Fund compares its performance to the  Bloomberg U.S. Government - Intermediate Index, which returned 6.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to agency mortgage-backed securities and U.S. agency bonds contributed to performance.
↑	Positioning in the 10- and 20-year segments of the yield curve aided performance amid declining yields.
↑	Allocation to agency adjustable-rate mortgages and agency dus benefited results.

Top detractors from performance:
↓	Yield-curve positioning detracted from performance, mainly from exposure to the five- and two-year portions of the curve as yields declined.
Franklin U.S. Government Securities VIP Fund	PAGE 1	781-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	7.01	0.26	1.39
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Government - Intermediate Index	6.50	0.64	1.76
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$497,218,964
Total Number of Portfolio Holdings	659
Total Management Fee Paid	$2,518,466
Portfolio Turnover Rate	23.32%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Government Securities VIP Fund	PAGE 2	781-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Paul Varunok stepped down as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities VIP Fund	PAGE 3	781-ATSR-0226

Franklin U.S. Government Securities VIP Fund
Class 2
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin U.S. Government Securities VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$81	0.78%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Franklin U.S. Government Securities VIP Fund returned 6.69%. The Fund compares its performance to the  Bloomberg U.S. Government - Intermediate Index, which returned 6.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to agency mortgage-backed securities and U.S. agency bonds contributed to performance.
↑	Positioning in the 10- and 20-year segments of the yield curve aided performance amid declining yields.
↑	Allocation to agency adjustable-rate mortgages and agency dus benefited results.

Top detractors from performance:
↓	Yield-curve positioning detracted from performance, mainly from exposure to the five- and two-year portions of the curve as yields declined.
Franklin U.S. Government Securities VIP Fund	PAGE 1	782-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	6.69	0.02	1.14
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Government - Intermediate Index	6.50	0.64	1.76
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$497,218,964
Total Number of Portfolio Holdings	659
Total Management Fee Paid	$2,518,466
Portfolio Turnover Rate	23.32%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Government Securities VIP Fund	PAGE 2	782-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Paul Varunok stepped down as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities VIP Fund	PAGE 3	782-ATSR-0226

Templeton Developing Markets VIP Fund
Class 1
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$138	1.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Templeton Developing Markets VIP Fund returned 46.64%. The Fund compares its performance to the  MSCI Emerging Markets Index-NR, which returned 33.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By country, South Korea, China and Taiwan were the largest absolute contributors.
↑	Sector-wise, information technology (IT), financials and consumer discretionary.
↑	South Korean semiconductor company SK Hynix was the largest driver of performance on continued optimism on growth in artificial intelligence (AI)-related demand.

Top detractors from performance:
↓	Hong Kong was the sole absolute detractor by country, due to Techtronic Industries.
↓	By sector, utilities detracted.
↓	India-based IT services firm Infosys detracted on a narrowing sales outlook and a sharp increase in the U.S. H1-B visa fees.
Templeton Developing Markets VIP Fund	PAGE 1	717-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	46.64	5.73	10.68
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI Emerging Markets Index-NR	33.57	4.20	8.42
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$325,796,392
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$3,070,856
Portfolio Turnover Rate	16.09%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Developing Markets VIP Fund	PAGE 2	717-ATSR-0226

HOW HAS THE FUND CHANGED?
On May 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan.
Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Developing Markets VIP Fund	PAGE 3	717-ATSR-0226

Templeton Developing Markets VIP Fund
Class 2
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$167	1.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Templeton Developing Markets VIP Fund returned 46.27%. The Fund compares its performance to the  MSCI Emerging Markets Index-NR, which returned 33.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By country, South Korea, China and Taiwan were the largest absolute contributors.
↑	Sector-wise, information technology (IT), financials and consumer discretionary.
↑	South Korean semiconductor company SK Hynix was the largest driver of performance on continued optimism on growth in artificial intelligence (AI)-related demand.

Top detractors from performance:
↓	Hong Kong was the sole absolute detractor by country, due to Techtronic Industries.
↓	By sector, utilities detracted.
↓	India-based IT services firm Infosys detracted on a narrowing sales outlook and a sharp increase in the U.S. H1-B visa fees.
Templeton Developing Markets VIP Fund	PAGE 1	718-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	46.27	5.46	10.40
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI Emerging Markets Index-NR	33.57	4.20	8.42
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$325,796,392
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$3,070,856
Portfolio Turnover Rate	16.09%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Developing Markets VIP Fund	PAGE 2	718-ATSR-0226

HOW HAS THE FUND CHANGED?
On May 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan.
Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Developing Markets VIP Fund	PAGE 3	718-ATSR-0226

Templeton Developing Markets VIP Fund
Class 4
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$181	1.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Templeton Developing Markets VIP Fund returned 46.09%. The Fund compares its performance to the  MSCI Emerging Markets Index-NR, which returned 33.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By country, South Korea, China and Taiwan were the largest absolute contributors.
↑	Sector-wise, information technology (IT), financials and consumer discretionary.
↑	South Korean semiconductor company SK Hynix was the largest driver of performance on continued optimism on growth in artificial intelligence (AI)-related demand.

Top detractors from performance:
↓	Hong Kong was the sole absolute detractor by country, due to Techtronic Industries.
↓	By sector, utilities detracted.
↓	India-based IT services firm Infosys detracted on a narrowing sales outlook and a sharp increase in the U.S. H1-B visa fees.
Templeton Developing Markets VIP Fund	PAGE 1	738-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	46.09	5.34	10.28
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI Emerging Markets Index-NR	33.57	4.20	8.42
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$325,796,392
Total Number of Portfolio Holdings	89
Total Management Fee Paid	$3,070,856
Portfolio Turnover Rate	16.09%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Developing Markets VIP Fund	PAGE 2	738-ATSR-0226

HOW HAS THE FUND CHANGED?
On May 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan.
Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Developing Markets VIP Fund	PAGE 3	738-ATSR-0226

Templeton Foreign VIP Fund
Class 1
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$94	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Templeton Foreign VIP Fund returned 29.51%. The Fund compares its performance to the  MSCI All Country World ex-U.S. Index-NR, which returned 32.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary, financials and industrials sectors contributed to relative performance for the year.
↑	Geographically, stock selection in the Asia ex-Japan region contributed to relative results.
↑	Standard Chartered (U.K.), Samsung Electronics (South Korea), Lloyds Banking Group (U.K.), ING Groep (Netherlands) and Alibaba Group (China).

Top detractors from performance:
↓	Stock selection in the materials, utilities and communication services sectors detracted from relative performance for the year.
↓	Geographically, stock selection in the eurozone, particularly Germany, Ireland and France, detracted from relative results.
↓	Smurfit Westrock (Ireland), CNH Industrial (U.K.), Orsted (Denmark; not held at period end), Deustche Telekom (Germany) and BNP Paribas (France; not held at period-end).
Templeton Foreign VIP Fund	PAGE 1	719-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	29.51	8.52	6.01
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$892,292,690
Total Number of Portfolio Holdings	53
Total Management Fee Paid	$6,704,203
Portfolio Turnover Rate	65.93%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Foreign VIP Fund	PAGE 2	719-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective December 15, 2025, Matthew R. Nagle, CFA no longer serves as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign VIP Fund	PAGE 3	719-ATSR-0226

Templeton Foreign VIP Fund
Class 2
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$123	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Templeton Foreign VIP Fund returned 29.19%. The Fund compares its performance to the  MSCI All Country World ex-U.S. Index-NR, which returned 32.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary, financials and industrials sectors contributed to relative performance for the year.
↑	Geographically, stock selection in the Asia ex-Japan region contributed to relative results.
↑	Standard Chartered (U.K.), Samsung Electronics (South Korea), Lloyds Banking Group (U.K.), ING Groep (Netherlands) and Alibaba Group (China).

Top detractors from performance:
↓	Stock selection in the materials, utilities and communication services sectors detracted from relative performance for the year.
↓	Geographically, stock selection in the eurozone, particularly Germany, Ireland and France, detracted from relative results.
↓	Smurfit Westrock (Ireland), CNH Industrial (U.K.), Orsted (Denmark; not held at period end), Deustche Telekom (Germany) and BNP Paribas (France; not held at period-end).
Templeton Foreign VIP Fund	PAGE 1	720-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	29.19	8.25	5.75
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$892,292,690
Total Number of Portfolio Holdings	53
Total Management Fee Paid	$6,704,203
Portfolio Turnover Rate	65.93%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Foreign VIP Fund	PAGE 2	720-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective December 15, 2025, Matthew R. Nagle, CFA no longer serves as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign VIP Fund	PAGE 3	720-ATSR-0226

Templeton Foreign VIP Fund
Class 4
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$134	1.17%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Templeton Foreign VIP Fund returned 28.97%. The Fund compares its performance to the  MSCI All Country World ex-U.S. Index-NR, which returned 32.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary, financials and industrials sectors contributed to relative performance for the year.
↑	Geographically, stock selection in the Asia ex-Japan region contributed to relative results.
↑	Standard Chartered (U.K.), Samsung Electronics (South Korea), Lloyds Banking Group (U.K.), ING Groep (Netherlands) and Alibaba Group (China).

Top detractors from performance:
↓	Stock selection in the materials, utilities and communication services sectors detracted from relative performance for the year.
↓	Geographically, stock selection in the eurozone, particularly Germany, Ireland and France, detracted from relative results.
↓	Smurfit Westrock (Ireland), CNH Industrial (U.K.), Orsted (Denmark; not held at period end), Deustche Telekom (Germany) and BNP Paribas (France; not held at period-end).
Templeton Foreign VIP Fund	PAGE 1	785-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	28.97	8.14	5.64
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$892,292,690
Total Number of Portfolio Holdings	53
Total Management Fee Paid	$6,704,203
Portfolio Turnover Rate	65.93%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Foreign VIP Fund	PAGE 2	785-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective December 15, 2025, Matthew R. Nagle, CFA no longer serves as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign VIP Fund	PAGE 3	785-ATSR-0226

Templeton Global Bond VIP Fund
Class 1
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$50	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Templeton Global Bond VIP Fund returned 16.09%. The Fund compares its performance to the JP Morgan Global Government Bond Index and the FTSE World Government Bond Index, which returned 6.56% and 7.55%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Brazil, Mexico, South Africa, the U.S. and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, South African rand, Malaysian ringgit, Australian dollar and Norwegian krone contributed.

↑	Interest rate strategies contributed to relative performance. Overweighted duration exposures in Brazil, Mexico, South Africa and India contributed, as did underweighted duration exposure in Japan.
↑	Sovereign credit exposures contributed to relative performance. Overweighted positions in U.S. dollar-denominated sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative positions in the euro (for part of the period) and Chinese yuan.
↓	Within currency positions, underweighted exposure to the euro and Chinese yuan detracted from relative performance, as did the Fund’s overweighted position in the Japanese yen.
↓	Within interest-rate strategies, underweighted duration exposure to the U.S. detracted from relative returns.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to manage duration exposure which contributed to performance. Currency forward contracts and currency options were used to gain additional exposure to currencies and for hedging and investment purposes, which in aggregate detracted from performance.
Templeton Global Bond VIP Fund	PAGE 1	741-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	16.09	-0.69	0.11
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan Global Government Bond Index	6.56	-3.74	0.35
FTSE World Government Bond Index	7.55	-3.53	0.54
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,420,051,346
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	80
Total Management Fee Paid	$6,171,628
Portfolio Turnover Rate	26.12%
Templeton Global Bond VIP Fund	PAGE 2	741-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond VIP Fund	PAGE 3	741-ATSR-0226

Templeton Global Bond VIP Fund
Class 2
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$77	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Templeton Global Bond VIP Fund returned 15.73%. The Fund compares its performance to the JP Morgan Global Government Bond Index and the FTSE World Government Bond Index, which returned 6.56% and 7.55%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Brazil, Mexico, South Africa, the U.S. and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, South African rand, Malaysian ringgit, Australian dollar and Norwegian krone contributed.

↑	Interest rate strategies contributed to relative performance. Overweighted duration exposures in Brazil, Mexico, South Africa and India contributed, as did underweighted duration exposure in Japan.
↑	Sovereign credit exposures contributed to relative performance. Overweighted positions in U.S. dollar-denominated sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative positions in the euro (for part of the period) and Chinese yuan.
↓	Within currency positions, underweighted exposure to the euro and Chinese yuan detracted from relative performance, as did the Fund’s overweighted position in the Japanese yen.
↓	Within interest-rate strategies, underweighted duration exposure to the U.S. detracted from relative returns.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to manage duration exposure which contributed to performance. Currency forward contracts and currency options were used to gain additional exposure to currencies and for hedging and investment purposes, which in aggregate detracted from performance.
Templeton Global Bond VIP Fund	PAGE 1	742-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	15.73	-0.96	-0.15
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan Global Government Bond Index	6.56	-3.74	0.35
FTSE World Government Bond Index	7.55	-3.53	0.54
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,420,051,346
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	80
Total Management Fee Paid	$6,171,628
Portfolio Turnover Rate	26.12%
Templeton Global Bond VIP Fund	PAGE 2	742-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond VIP Fund	PAGE 3	742-ATSR-0226

Templeton Global Bond VIP Fund
Class 4
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$87	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Templeton Global Bond VIP Fund returned 15.56%. The Fund compares its performance to the JP Morgan Global Government Bond Index and the FTSE World Government Bond Index, which returned 6.56% and 7.55%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Brazil, Mexico, South Africa, the U.S. and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, South African rand, Malaysian ringgit, Australian dollar and Norwegian krone contributed.

↑	Interest rate strategies contributed to relative performance. Overweighted duration exposures in Brazil, Mexico, South Africa and India contributed, as did underweighted duration exposure in Japan.
↑	Sovereign credit exposures contributed to relative performance. Overweighted positions in U.S. dollar-denominated sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative positions in the euro (for part of the period) and Chinese yuan.
↓	Within currency positions, underweighted exposure to the euro and Chinese yuan detracted from relative performance, as did the Fund’s overweighted position in the Japanese yen.
↓	Within interest-rate strategies, underweighted duration exposure to the U.S. detracted from relative returns.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to manage duration exposure which contributed to performance. Currency forward contracts and currency options were used to gain additional exposure to currencies and for hedging and investment purposes, which in aggregate detracted from performance.
Templeton Global Bond VIP Fund	PAGE 1	787-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	15.56	-1.05	-0.25
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan Global Government Bond Index	6.56	-3.74	0.35
FTSE World Government Bond Index	7.55	-3.53	0.54
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,420,051,346
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	80
Total Management Fee Paid	$6,171,628
Portfolio Turnover Rate	26.12%
Templeton Global Bond VIP Fund	PAGE 2	787-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond VIP Fund	PAGE 3	787-ATSR-0226

Templeton Growth VIP Fund
Class 1
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1[1]	$98	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Templeton Growth VIP Fund returned 24.16%. The Fund compares its performance to the  MSCI All Country World Index-NR, which returned 22.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the industrials and information technology sectors and an overweight and stock selection in the health care sector contributed to relative performance for the year.
↑	Geographically, an overweight and stock selection in the U.K. was the largest contributor to relative returns.
↑	Rolls Royce (U.K.), BAE Systems (U.K.; not held at period-end), Amphenol (U.S.; not held at period-end), Taiwan Semiconductor (Taiwan), and Alphabet (U.S.).

Top detractors from performance:
↓	Stock selection in the materials, financials and consumer discretionary sectors detracted from relative performance.
↓	Geographically, stock selection in the Eurozone, particularly Ireland and the Netherlands, detracted from relative returns.
↓	UnitedHealth Group (U.S.), Nike (U.S.), ICON (Ireland), Salesforce (U.S.; not held at period-end), and Vinci (France).
Templeton Growth VIP Fund	PAGE 1	739-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	24.16	8.23	7.31
MSCI All Country World Index-NR	22.34	11.19	11.72
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$370,944,088
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$2,985,964
Portfolio Turnover Rate	77.90%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Growth VIP Fund	PAGE 2	739-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Growth VIP Fund	PAGE 3	739-ATSR-0226

Templeton Growth VIP Fund
Class 2
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 2[1]	$125	1.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 2 shares of Templeton Growth VIP Fund returned 23.83%. The Fund compares its performance to the  MSCI All Country World Index-NR, which returned 22.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the industrials and information technology sectors and an overweight and stock selection in the health care sector contributed to relative performance for the year.
↑	Geographically, an overweight and stock selection in the U.K. was the largest contributor to relative returns.
↑	Rolls Royce (U.K.), BAE Systems (U.K.; not held at period-end), Amphenol (U.S.; not held at period-end), Taiwan Semiconductor (Taiwan), and Alphabet (U.S.).

Top detractors from performance:
↓	Stock selection in the materials, financials and consumer discretionary sectors detracted from relative performance.
↓	Geographically, stock selection in the Eurozone, particularly Ireland and the Netherlands, detracted from relative returns.
↓	UnitedHealth Group (U.S.), Nike (U.S.), ICON (Ireland), Salesforce (U.S.; not held at period-end), and Vinci (France).
Templeton Growth VIP Fund	PAGE 1	740-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 2 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 2	23.83	7.95	7.04
MSCI All Country World Index-NR	22.34	11.19	11.72
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$370,944,088
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$2,985,964
Portfolio Turnover Rate	77.90%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Growth VIP Fund	PAGE 2	740-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Growth VIP Fund	PAGE 3	740-ATSR-0226

Templeton Growth VIP Fund
Class 4
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 4[1]	$136	1.22%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 4 shares of Templeton Growth VIP Fund returned 23.71%. The Fund compares its performance to the  MSCI All Country World Index-NR, which returned 22.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the industrials and information technology sectors and an overweight and stock selection in the health care sector contributed to relative performance for the year.
↑	Geographically, an overweight and stock selection in the U.K. was the largest contributor to relative returns.
↑	Rolls Royce (U.K.), BAE Systems (U.K.; not held at period-end), Amphenol (U.S.; not held at period-end), Taiwan Semiconductor (Taiwan), and Alphabet (U.S.).

Top detractors from performance:
↓	Stock selection in the materials, financials and consumer discretionary sectors detracted from relative performance.
↓	Geographically, stock selection in the Eurozone, particularly Ireland and the Netherlands, detracted from relative returns.
↓	UnitedHealth Group (U.S.), Nike (U.S.), ICON (Ireland), Salesforce (U.S.; not held at period-end), and Vinci (France).
Templeton Growth VIP Fund	PAGE 1	788-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 4 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 4	23.71	7.84	6.93
MSCI All Country World Index-NR	22.34	11.19	11.72
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$370,944,088
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$2,985,964
Portfolio Turnover Rate	77.90%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Growth VIP Fund	PAGE 2	788-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 362-6243 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Growth VIP Fund	PAGE 3	788-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $848,006 in December 31, 2024 and $1,019,751 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $184,500 in December 31, 2024 and $184,500 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $1,948,584 in December 31, 2024 and $3,328,350 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Allocation VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 35
Notes to Financial Statements 39
Report of Independent Registered Public Accounting Firm 53
Tax Information 54
Statement of Additional Information 55
Changes In and Disagreements with Accountants 57
Results of Meeting(s) of Shareholders 57
Remuneration Paid to Directors, Officers and Others 57
Board Approval of Management and Subadvisory Agreements 57

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.29 $4.95 $4.46 $6.02 $5.49
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.11 0.10 0.08 0.06
Net realized and unrealized gains (losses) ........... 0.54 0.35 0.55 (1.03) 0.58
Total from investment operations .................... 0.66 0.46 0.65 (0.95) 0.64
Less distributions from:
Net investment income .......................... (0.12) (0.12) (0.08) (0.10) (0.11)
Net realized gains ............................. (0.23) — (0.08) (0.51) —
Total distributions ............................... (0.35) (0.12) (0.16) (0.61) (0.11)
Net asset value, end of year ....................... $5.60 $5.29 $4.95 $4.46 $6.02
Total return
c
................................... 12.98% 9.33% 14.77% (15.68)% 11.81%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.61% 0.59% 0.57% 0.58% 0.60%
Expenses net of waiver and payments by affiliates ....... 0.56% 0.56% 0.56%
d
0.57%
d
0.56%
d
Net investment income ........................... 2.18% 2.07% 2.08% 1.55% 1.04%
Supplemental data
Net assets, end of year (000’s) ..................... $1,151 $1,067 $791 $648 $841
Portfolio turnover rate ............................ 41.77% 53.38% 56.04% 107.31% 54.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.24 $4.90 $4.41 $5.96 $5.43
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.09 0.08 0.06 0.05
Net realized and unrealized gains (losses) ........... 0.54 0.36 0.56 (1.02) 0.58
Total from investment operations .................... 0.64 0.45 0.64 (0.96) 0.63
Less distributions from:
Net investment income .......................... (0.11) (0.11) (0.07) (0.08) (0.10)
Net realized gains ............................. (0.23) — (0.08) (0.51) —
Total distributions ............................... (0.34) (0.11) (0.15) (0.59) (0.10)
Net asset value, end of year ....................... $5.54 $5.24 $4.90 $4.41 $5.96
Total return
c
................................... 12.60% 9.15% 14.61% (16.00)% 11.68%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.86% 0.84% 0.82% 0.83% 0.85%
Expenses net of waiver and payments by affiliates ....... 0.81% 0.81% 0.81%
d
0.82%
d
0.81%
d
Net investment income ........................... 1.94% 1.81% 1.81% 1.29% 0.80%
Supplemental data
Net assets, end of year (000’s) ..................... $200,976 $207,665 $222,332 $223,917 $302,084
Portfolio turnover rate ............................ 41.77% 53.38% 56.04% 107.31% 54.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.45 $5.10 $4.58 $6.17 $5.62
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.09 0.08 0.06 0.04
Net realized and unrealized gains (losses) ........... 0.56 0.36 0.58 (1.06) 0.60
Total from investment operations .................... 0.66 0.45 0.66 (1.00) 0.64
Less distributions from:
Net investment income .......................... (0.10) (0.10) (0.06) (0.08) (0.09)
Net realized gains ............................. (0.23) — (0.08) (0.51) —
Total distributions ............................... (0.33) (0.10) (0.14) (0.59) (0.09)
Net asset value, end of year ....................... $5.78 $5.45 $5.10 $4.58 $6.17
Total return
c
................................... 12.53% 8.89% 14.62% (16.19)% 11.54%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.96% 0.94% 0.92% 0.93% 0.95%
Expenses net of waiver and payments by affiliates ....... 0.91% 0.91% 0.91%
d
0.92%
d
0.91%
d
Net investment income ........................... 1.84% 1.71% 1.71% 1.20% 0.70%
Supplemental data
Net assets, end of year (000’s) ..................... $349,785 $344,151 $355,128 $328,741 $418,751
Portfolio turnover rate ............................ 41.77% 53.38% 56.04% 107.31% 54.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2025
Franklin Allocation VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 57.4%
Aerospace & Defense 2.1%
Airbus SE , ADR .................................... France 8,415 $ 487,397
BAE Systems plc ................................... United Kingdom 15,567 358,275
a
Boeing Co. (The) ................................... United States 4,100 890,192
BWX Technologies, Inc. .............................. United States 2,718 469,779
Curtiss-Wright Corp. ................................. United States 583 321,390
Dassault Aviation SA ................................. France 1,936 620,693
Exosens SAS ...................................... France 6,225 353,837
General Dynamics Corp. .............................. United States 4,263 1,435,182
General Electric Co. ................................. United States 3,671 1,130,778
Howmet Aerospace, Inc. .............................. United States 387 79,343
L3Harris Technologies, Inc. ............................ United States 248 72,805
Leonardo SpA ...................................... Italy 1,809 103,476
Lockheed Martin Corp. ............................... United States 154 74,485
MTU Aero Engines AG ............................... Germany 1,900 787,603
Northrop Grumman Corp. ............................. United States 1,274 726,448
Rolls-Royce Holdings plc ............................. United Kingdom 8,088 125,087
RTX Corp. ........................................ United States 14,757 2,706,434
Safran SA ......................................... France 2,378 828,298
11,571,502
Air Freight & Logistics 0.3%
Deutsche Post AG ................................... Germany 6,019 328,190
DSV A/S .......................................... Denmark 4,300 1,082,983
a
InPost SA ......................................... Poland 18,820 231,274
1,642,447
Automobile Components 0.0%
†
Aisin Corp. ........................................ Japan 6,500 121,786
BorgWarner, Inc. .................................... United States 341 15,366
Continental AG ..................................... Germany 1,464 116,187
253,339
Automobiles 1.1%
Ford Motor Co. ..................................... United States 49,656 651,487
General Motors Co. .................................. United States 13,327 1,083,751
Mercedes-Benz Group AG ............................ Germany 6,777 469,796
Subaru Corp. ...................................... Japan 14,400 310,050
Suzuki Motor Corp. .................................. Japan 34,400 514,468
a
Tesla, Inc. ......................................... United States 4,652 2,092,097
Toyota Motor Corp. .................................. Japan 47,489 1,019,926
6,141,575
Banks 3.6%
AIB Group plc ...................................... Ireland 45,395 485,288
Banco BPM SpA .................................... Italy 14,107 214,214
Banco Santander SA ................................. Spain 18,172 213,893
Bank of America Corp. ............................... United States 33,830 1,860,650
Barclays plc ....................................... United Kingdom 65,413 418,717
BNP Paribas SA .................................... France 5,582 528,097
Citigroup, Inc. ...................................... United States 3,494 407,715
Commerzbank AG ................................... Germany 1,806 76,222
Erste Group Bank AG ................................ Austria 885 106,120
FinecoBank Banca Fineco SpA ......................... Italy 27,500 712,513
HDFC Bank Ltd. .................................... India 72,385 799,630
HSBC Holdings plc .................................. United Kingdom 76,116 1,197,757
ING Groep NV ..................................... Netherlands 51,863 1,457,777
Intesa Sanpaolo SpA ................................. Italy 51,801 357,950
JPMorgan Chase & Co. ............................... United States 13,198 4,252,660

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 4,700 $ 74,594
NatWest Group plc .................................. United Kingdom 80,609 707,125
PNC Financial Services Group, Inc. (The) ................. United States 4,210 878,753
Societe Generale SA ................................. France 8,452 680,420
Standard Chartered plc ............................... United Kingdom 61,226 1,493,941
Sumitomo Mitsui Financial Group, Inc. , ADR ............... Japan 43,480 840,468
UniCredit SpA ...................................... Italy 9,801 811,784
Wells Fargo & Co. ................................... United States 12,194 1,136,481
19,712,769
Beverages 0.5%
Anheuser-Busch InBev SA/NV ......................... Belgium 1,162 74,578
Coca-Cola HBC AG ................................. Italy 2,228 115,262
Heineken Holding NV ................................ Netherlands 1,037 75,936
Heineken NV ...................................... Netherlands 7,310 603,126
Kirin Holdings Co. Ltd. ............................... Japan 11,400 170,647
a
Monster Beverage Corp. .............................. United States 14,441 1,107,192
PepsiCo, Inc. ...................................... United States 6,095 874,754
3,021,495
Biotechnology 1.1%
AbbVie, Inc. ....................................... United States 5,281 1,206,656
Amgen, Inc. ....................................... United States 2,902 949,853
a
Argenx SE , ADR .................................... Netherlands 1,040 874,588
a
Biogen, Inc. ....................................... United States 1,283 225,795
a
BioNTech SE , ADR .................................. Germany 3,000 285,600
a
Exelixis, Inc. ....................................... United States 2,561 112,249
a
Genmab A/S ....................................... Denmark 1,373 425,608
Gilead Sciences, Inc. ................................ United States 7,687 943,502
a
Halozyme Therapeutics, Inc. ........................... United States 1,450 97,585
a
Incyte Corp. ....................................... United States 275 27,162
Regeneron Pharmaceuticals, Inc. ....................... United States 138 106,518
a
Vertex Pharmaceuticals, Inc. ........................... United States 1,430 648,305
5,903,421
Broadline Retail 2.1%
b
Alibaba Group Holding Ltd. ............................ China 48,608 892,489
a
Amazon.com, Inc. ................................... United States 37,310 8,611,894
a
Etsy, Inc. .......................................... United States 163 9,037
Macy's, Inc. ........................................ United States 3,155 69,568
a
MercadoLibre, Inc. .................................. Brazil 424 854,046
Next plc .......................................... United Kingdom 2,822 519,531
Prosus NV ........................................ China 6,811 421,730
Ryohin Keikaku Co. Ltd. .............................. Japan 5,000 88,287
Wesfarmers Ltd. .................................... Australia 1,649 88,837
11,555,419
Building Products 0.3%
Allegion plc ........................................ United States 26 4,140
Belimo Holding AG .................................. Switzerland 54 52,761
Cie de Saint-Gobain SA .............................. France 3,574 363,447
Geberit AG ........................................ Switzerland 171 132,803
Johnson Controls International plc ....................... United States 4,485 537,079
Trane Technologies plc ............................... United States 1,566 609,487
1,699,717

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets 2.0%
3i Group plc ....................................... United Kingdom 10,087 $ 442,303
Bank of New York Mellon Corp. (The) .................... United States 2,343 271,999
BlackRock, Inc. ..................................... United States 287 307,187
Blackstone, Inc. .................................... United States 2,333 359,609
Charles Schwab Corp. (The) ........................... United States 23,601 2,357,976
Deutsche Bank AG .................................. Germany 17,442 672,200
c
Euronext NV , 144A , Reg S ............................ Netherlands 2,666 400,481
Goldman Sachs Group, Inc. (The) ....................... United States 113 99,327
ICG plc ........................................... United Kingdom 32,300 890,711
Intercontinental Exchange, Inc. ......................... United States 3,154 510,822
Macquarie Group Ltd. ................................ Australia 3,700 499,982
Morgan Stanley ..................................... United States 1,845 327,543
a
Robinhood Markets, Inc. , A ............................ United States 83 9,387
S&P Global, Inc. .................................... United States 1,696 886,313
SEI Investments Co. ................................. United States 1,196 98,096
Singapore Exchange Ltd. ............................. Singapore 20,900 275,126
State Street Corp. ................................... United States 3,567 460,179
Swissquote Group Holding SA .......................... Switzerland 1,063 645,385
T Rowe Price Group, Inc. ............................. United States 2,769 283,490
Tradeweb Markets, Inc. , A ............................. United States 2,111 227,017
UBS Group AG ..................................... Switzerland 22,191 1,024,661
XP, Inc. , A ......................................... Brazil 6 98
11,049,892
Chemicals 1.4%
Air Products and Chemicals, Inc. ........................ United States 7,119 1,758,535
Akzo Nobel NV ..................................... Netherlands 5,426 377,544
Asahi Kasei Corp. ................................... Japan 12,300 109,332
CF Industries Holdings, Inc. ........................... United States 5,382 416,244
Corteva, Inc. ....................................... United States 2,570 172,267
Ecolab, Inc. ........................................ United States 1,316 345,476
Givaudan SA ....................................... Switzerland 29 114,731
Linde plc .......................................... United States 4,697 2,002,754
Mitsubishi Chemical Group Corp. ....................... Japan 16,200 94,829
Nitto Denko Corp. ................................... Japan 16,300 388,098
Sherwin-Williams Co. (The) ............................ United States 4,937 1,599,736
Sika AG .......................................... Switzerland 3,200 649,682
a
Solstice Advanced Materials, Inc. ....................... United States 86 4,178
8,033,406
Commercial Services & Supplies 0.4%
Brambles Ltd. ...................................... Australia 9,597 146,549
Cintas Corp. ....................................... United States 832 156,474
Republic Services, Inc. , A ............................. United States 1,564 331,459
Securitas AB , B ..................................... Sweden 33,685 535,697
Veralto Corp. ....................................... United States 6,310 629,612
a
Verisure plc ........................................ United Kingdom 23,901 393,238
2,193,029
Communications Equipment 0.4%
a
Arista Networks, Inc. ................................. United States 821 107,576
Cisco Systems, Inc. ................................. United States 5,317 409,568
Motorola Solutions, Inc. ............................... United States 3,315 1,270,706
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 17,599 171,274
Ubiquiti, Inc. ....................................... United States 52 28,774
1,987,898

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA ............ Spain 3,375 $ 335,021
Eiffage SA ......................................... France 1,515 217,068
552,089
Construction Materials 0.5%
Holcim AG ........................................ United States 6,364 619,537
Martin Marietta Materials, Inc. .......................... United States 3,169 1,973,210
2,592,747
Consumer Finance 0.5%
American Express Co. ............................... United States 3,750 1,387,312
Capital One Financial Corp. ........................... United States 4,760 1,153,634
Synchrony Financial ................................. United States 1,554 129,650
2,670,596
Consumer Staples Distribution & Retail 0.6%
Albertsons Cos., Inc. , A ............................... United States 1,593 27,352
Carrefour SA ....................................... France 70,534 1,176,901
Costco Wholesale Corp. .............................. United States 538 463,939
Dollar General Corp. ................................. United States 2,697 358,081
a
Dollar Tree, Inc. .................................... United States 2,446 300,882
Koninklijke Ahold Delhaize NV .......................... Netherlands 12,893 528,702
Kroger Co. (The) .................................... United States 7,668 479,097
Tesco plc ......................................... United Kingdom 14,696 87,394
3,422,348
Containers & Packaging 0.2%
Crown Holdings, Inc. ................................. United States 1,308 134,685
Smurfit WestRock plc , ( GBP Traded) ..................... United States 16,843 646,126
Smurfit WestRock plc , ( USD Traded) ..................... United States 4,556 176,180
956,991
Diversified Consumer Services 0.0%
†
ADT, Inc. .......................................... United States 620 5,003
Diversified Telecommunication Services 0.3%
AT&T, Inc. ......................................... United States 26,917 668,618
Deutsche Telekom AG ................................ Germany 21,143 688,227
Singapore Telecommunications Ltd. ..................... Singapore 22,000 77,836
Telia Co. AB ....................................... Sweden 40,435 172,818
1,607,499
Electric Utilities 0.7%
Acciona SA ........................................ Spain 603 131,237
American Electric Power Co., Inc. ....................... United States 1,386 159,820
Duke Energy Corp. .................................. United States 635 74,428
Endesa SA ........................................ Spain 2,675 96,290
Enel SpA ......................................... Italy 11,526 119,840
Iberdrola SA ....................................... Spain 39,659 858,752
NextEra Energy, Inc. ................................. United States 6,079 488,022
NRG Energy, Inc. ................................... United States 3,390 539,824
Southern Co. (The) .................................. United States 1,276 111,267
SSE plc .......................................... United Kingdom 36,073 1,057,585
3,637,065
Electrical Equipment 0.5%
ABB Ltd. .......................................... Switzerland 5,408 398,665
AMETEK, Inc. ...................................... United States 1,778 365,041

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Eaton Corp. plc ..................................... United States 3,084 $ 982,285
Fujikura Ltd. ....................................... Japan 3,400 377,044
Mitsubishi Electric Corp. .............................. Japan 11,100 323,641
Vestas Wind Systems A/S ............................. Denmark 3,958 107,053
2,553,729
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. , A .................................. United States 12,098 1,634,924
Halma plc ......................................... United Kingdom 1,539 73,048
Inficon Holding AG .................................. Switzerland 2,900 358,825
Murata Manufacturing Co. Ltd. ......................... Japan 7,500 155,010
TE Connectivity plc .................................. Switzerland 1,642 373,571
Yokogawa Electric Corp. .............................. Japan 5,600 179,595
2,774,973
Entertainment 0.8%
CTS Eventim AG & Co. KGaA .......................... Germany 9,600 878,807
Electronic Arts, Inc. .................................. United States 1,113 227,419
a
Netflix, Inc. ........................................ United States 26,241 2,460,356
Nintendo Co. Ltd. ................................... Japan 2,800 189,041
a
Spotify Technology SA ................................ United States 306 177,697
Toho Co. Ltd. ...................................... Japan 2,500 127,362
Walt Disney Co. (The) ................................ United States 4,812 547,461
4,608,143
Financial Services 1.9%
a
Berkshire Hathaway, Inc. , B ............................ United States 4,650 2,337,322
Industrivarden AB , A ................................. Sweden 2,962 132,693
Investor AB , B ...................................... Sweden 2,792 99,495
Mastercard, Inc. , A .................................. United States 4,354 2,485,611
MGIC Investment Corp. ............................... United States 9,850 287,817
ORIX Corp. ........................................ Japan 20,100 587,870
PayPal Holdings, Inc. ................................ United States 13,911 812,124
Visa, Inc. , A ........................................ United States 10,963 3,844,834
Western Union Co. (The) .............................. United States 3,867 36,002
10,623,768
Food Products 0.4%
Archer-Daniels-Midland Co. ........................... United States 6,024 346,320
Barry Callebaut AG .................................. Switzerland 396 647,425
Chocoladefabriken Lindt & Spruengli AG .................. Switzerland 5 73,059
Ingredion, Inc. ...................................... United States 141 15,547
a
Magnum Ice Cream Co. NV (The) ....................... Netherlands 2,565 40,712
Nestle SA ......................................... United States 10,381 1,030,409
c
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 202,500 225,588
2,379,060
Gas Utilities 0.1%
Tokyo Gas Co. Ltd. .................................. Japan 7,100 281,476
UGI Corp. ......................................... United States 899 33,649
315,125
Ground Transportation 0.7%
Canadian Pacific Kansas City Ltd. ....................... Canada 3,076 226,486
Central Japan Railway Co. ............................ Japan 5,500 152,350
a
Lyft, Inc. , A ........................................ United States 4,391 85,054
Old Dominion Freight Line, Inc. ......................... United States 906 142,061

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation (continued)
Seibu Holdings, Inc. ................................. Japan 1,700 $ 46,710
a
Uber Technologies, Inc. ............................... United States 17,031 1,391,603
Union Pacific Corp. .................................. United States 2,302 532,499
a
XPO, Inc. ......................................... United States 10,260 1,394,436
3,971,199
Health Care Equipment & Supplies 1.4%
Abbott Laboratories .................................. United States 5,388 675,062
Alcon AG ......................................... United States 10,500 830,845
Becton Dickinson & Co. ............................... United States 6,758 1,311,525
a
Boston Scientific Corp. ............................... United States 1,116 106,411
Cochlear Ltd. ...................................... Australia 5,401 937,718
EssilorLuxottica SA .................................. France 321 101,499
Fisher & Paykel Healthcare Corp. Ltd. .................... New Zealand 3,666 79,651
Hoya Corp. ........................................ Japan 3,400 515,677
a
IDEXX Laboratories, Inc. .............................. United States 853 577,080
a
Intuitive Surgical, Inc. ................................ United States 3,000 1,699,080
Medtronic plc ...................................... United States 1,534 147,356
Stryker Corp. ...................................... United States 2,609 916,985
7,898,889
Health Care Providers & Services 1.0%
Cardinal Health, Inc. ................................. United States 2,993 615,062
Cencora, Inc. ...................................... United States 231 78,020
CVS Health Corp. ................................... United States 17,700 1,404,672
Fresenius Medical Care AG ............................ Germany 1,509 72,078
HCA Healthcare, Inc. ................................. United States 762 355,747
McKesson Corp. .................................... United States 1,836 1,506,053
UnitedHealth Group, Inc. .............................. United States 4,735 1,563,071
5,594,703
Health Care Technology 0.0%
†
Pro Medicus Ltd. .................................... Australia 522 76,663
Hotels, Restaurants & Leisure 0.8%
a
Airbnb, Inc. , A ...................................... United States 4,699 637,748
Amadeus IT Group SA ............................... Spain 8,200 606,890
Aristocrat Leisure Ltd. ................................ Australia 4,066 157,413
Booking Holdings, Inc. ............................... United States 233 1,247,792
Boyd Gaming Corp. ................................. United States 676 57,622
a
Chipotle Mexican Grill, Inc. , A .......................... United States 14,080 520,960
Compass Group plc ................................. United Kingdom 4,202 133,141
c
Evolution AB , 144A , Reg S ............................ Sweden 748 50,790
Expedia Group, Inc. ................................. United States 1,367 387,285
InterContinental Hotels Group plc ....................... United Kingdom 1,915 269,113
Starbucks Corp. .................................... United States 4,860 409,261
4,478,015
Household Durables 0.5%
Barratt Redrow plc .................................. United Kingdom 107,164 550,522
DR Horton, Inc. ..................................... United States 397 57,180
Persimmon plc ..................................... United Kingdom 33,227 607,349
Sony Group Corp. ................................... Japan 56,000 1,436,455
2,651,506
Household Products 0.2%
Colgate-Palmolive Co. ............................... United States 2,972 234,848
Procter & Gamble Co. (The) ........................... United States 7,206 1,032,692

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Products (continued)
Reckitt Benckiser Group plc ........................... United Kingdom 654 $ 52,921
1,320,461
Independent Power and Renewable Electricity Producers 0.1%
RWE AG .......................................... Germany 4,987 264,245
Vistra Corp. ........................................ United States 1,103 177,947
442,192
Industrial Conglomerates 0.2%
Hitachi Ltd. ........................................ Japan 15,000 470,424
Honeywell International, Inc. ........................... United States 325 63,404
Jardine Matheson Holdings Ltd. ........................ Indonesia 1,100 75,070
Siemens AG ....................................... Germany 1,219 341,413
950,311
Industrial REITs 0.0%
†
Prologis, Inc. ....................................... United States 1,760 224,682
Insurance 1.5%
Aegon Ltd. ........................................ United States 9,401 73,105
AIA Group Ltd. ..................................... Hong Kong 71,787 738,910
Allianz SE ......................................... Germany 190 87,852
Allstate Corp. (The) .................................. United States 346 72,020
American International Group, Inc. ...................... United States 7,983 682,946
Assured Guaranty Ltd. ............................... United States 176 15,817
AXA SA ........................................... France 12,641 606,528
Axis Capital Holdings Ltd. ............................. United States 859 91,990
Hartford Insurance Group, Inc. (The) ..................... United States 199 27,422
Japan Post Insurance Co. Ltd. ......................... Japan 4,400 132,324
Marsh & McLennan Cos., Inc. .......................... United States 8,073 1,497,703
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 457 300,746
Old Republic International Corp. ........................ United States 3 137
Phoenix Financial Ltd. ................................ Israel 2,075 85,820
Progressive Corp. (The) .............................. United States 2,608 593,894
Prudential plc ...................................... Hong Kong 57,613 886,265
RenaissanceRe Holdings Ltd. .......................... United States 470 132,145
Sompo Holdings, Inc. ................................ Japan 13,100 444,643
Suncorp Group Ltd. .................................. Australia 26,370 309,560
Travelers Cos., Inc. (The) ............................. United States 5,587 1,620,565
Unum Group ....................................... United States 2 155
8,400,547
Interactive Media & Services 2.9%
Alphabet, Inc. , A .................................... United States 21,711 6,795,543
Alphabet, Inc. , C .................................... United States 6,700 2,102,460
LY Corp. .......................................... Japan 41,500 110,429
Meta Platforms, Inc. , A ............................... United States 8,609 5,682,715
c
Scout24 SE , 144A , Reg S ............................. Germany 7,200 723,167
b
Tencent Holdings Ltd. ................................ China 7,137 547,719
15,962,033
IT Services 0.2%
Accenture plc , A .................................... United States 3 805
Cognizant Technology Solutions Corp. , A .................. United States 1 83
NEC Corp. ........................................ Japan 10,500 355,273
a
Shopify, Inc. , A ..................................... Canada 3,947 635,348
991,509

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products 0.0%
†
Bandai Namco Holdings, Inc. .......................... Japan 3,500 $ 93,156
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc. ............................. United States 2,384 324,391
Danaher Corp. ..................................... United States 2,712 620,831
Eurofins Scientific SE ................................ Luxembourg 1,726 126,219
a
ICON plc .......................................... United States 2,792 508,758
Lonza Group AG .................................... Switzerland 1,200 809,064
a
Medpace Holdings, Inc. ............................... United States 875 491,444
a
Mettler-Toledo International, Inc. ........................ United States 342 476,813
Thermo Fisher Scientific, Inc. .......................... United States 5,062 2,933,176
6,290,696
Machinery 1.9%
Allison Transmission Holdings, Inc. ...................... United States 187 18,307
Atlas Copco AB , A ................................... Sweden 16,496 293,671
Caterpillar, Inc. ..................................... United States 470 269,249
CNH Industrial NV ................................... United States 84,188 776,213
Deere & Co. ....................................... United States 3,808 1,772,891
GEA Group AG ..................................... Germany 2,966 200,449
Georg Fischer AG ................................... Switzerland 5,150 345,012
Illinois Tool Works, Inc. ............................... United States 2,514 619,198
Ingersoll Rand, Inc. .................................. United States 5,096 403,705
Interroll Holding AG .................................. Switzerland 240 664,058
Komatsu Ltd. ...................................... Japan 9,000 285,592
Kone OYJ , B ....................................... Finland 2,369 167,827
Oshkosh Corp. ..................................... United States 2 251
Otis Worldwide Corp. ................................ United States 7,419 648,050
Parker-Hannifin Corp. ................................ United States 2,689 2,363,524
Sandvik AB ........................................ Sweden 1,595 51,520
Schindler Holding AG ................................ Switzerland 555 196,382
Toro Co. (The) ..................................... United States 1 79
c
VAT Group AG , 144A , Reg S ........................... Switzerland 1,200 576,120
Wartsila OYJ Abp ................................... Finland 10,734 380,033
Xylem, Inc. ........................................ United States 2,838 386,479
Yangzijiang Shipbuilding Holdings Ltd. .................... China 57,100 154,255
10,572,865
Marine Transportation 0.0%
†
AP Moller - Maersk A/S , B ............................. United States 26 59,658
SITC International Holdings Co. Ltd. ..................... China 33,000 118,087
177,745
Media 0.2%
Comcast Corp. , A ................................... United States 43,040 1,286,466
Fox Corp. , A ....................................... United States 480 35,073
Publicis Groupe SA .................................. France 493 51,197
1,372,736
Metals & Mining 0.4%
BHP Group Ltd. .................................... Australia 26,567 801,769
a
Boliden AB ........................................ Sweden 969 53,679
Fortescue Ltd. ...................................... Australia 37,563 549,265
Newmont Corp. ..................................... United States 7,595 758,361
2,163,074
Multi-Utilities 0.6%
Centrica plc ....................................... United Kingdom 118,545 270,290

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multi-Utilities (continued)
CMS Energy Corp. .................................. United States 1,037 $ 72,517
Consolidated Edison, Inc. ............................. United States 715 71,014
Engie SA ......................................... France 4,982 130,874
Sempra, Inc. ....................................... United States 13,304 1,174,610
WEC Energy Group, Inc. .............................. United States 15,268 1,610,163
3,329,468
Oil, Gas & Consumable Fuels 1.6%
APA Corp. ......................................... United States 29,360 718,146
BP plc ............................................ United States 152,334 888,406
Cheniere Energy, Inc. ................................ United States 1,677 325,992
Chevron Corp. ..................................... United States 8,371 1,275,824
ConocoPhillips ..................................... United States 13,063 1,222,827
EOG Resources, Inc. ................................ United States 1,465 153,840
Equinor ASA ....................................... Norway 16,469 388,369
Exxon Mobil Corp. ................................... United States 8,550 1,028,907
Galp Energia SGPS SA , B ............................ Portugal 29,030 499,906
Idemitsu Kosan Co. Ltd. .............................. Japan 8,600 65,113
Inpex Corp. ........................................ Japan 13,300 266,007
Secure Waste Infrastructure Corp. ....................... Canada 44,997 566,171
Shell plc .......................................... United States 31,922 1,176,398
TotalEnergies SE ................................... France 1,872 122,051
Valero Energy Corp. ................................. United States 425 69,186
8,767,143
Passenger Airlines 0.0%
†
Qantas Airways Ltd. ................................. Australia 17,699 122,277
a
United Airlines Holdings, Inc. ........................... United States 690 77,156
199,433
Personal Care Products 0.3%
L'Oreal SA ........................................ France 1,217 522,478
Unilever plc ........................................ United Kingdom 16,534 1,080,285
1,602,763
Pharmaceuticals 2.9%
AstraZeneca plc .................................... United Kingdom 12,813 2,371,166
AstraZeneca plc , ADR ................................ United Kingdom 13,394 1,231,310
Bristol-Myers Squibb Co. .............................. United States 17,286 932,407
Chugai Pharmaceutical Co. Ltd. ........................ Japan 5,500 288,539
Eli Lilly & Co. ...................................... United States 1,452 1,560,435
GSK plc .......................................... United States 30,834 755,964
Haleon plc , ADR .................................... United States 97,380 984,512
Ipsen SA .......................................... France 920 128,367
Johnson & Johnson ................................. United States 11,431 2,365,645
Novartis AG ....................................... United States 8,470 1,167,132
Novo Nordisk A/S , B ................................. Denmark 15,705 796,534
Pfizer, Inc. ......................................... United States 2,814 70,068
Roche Holding AG .................................. United States 541 228,457
Roche Holding AG .................................. United States 2,549 1,052,661
Roche Holding AG , ADR .............................. United States 13,870 715,276
Royalty Pharma plc , A ................................ United States 3 116
Sanofi SA ......................................... United States 9,238 893,825
Shionogi & Co. Ltd. .................................. Japan 15,700 284,167
15,826,581

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 0.5%
Adecco Group AG ................................... Switzerland 18,829 $ 542,275
Automatic Data Processing, Inc. ........................ United States 165 42,443
Experian plc ....................................... United States 16,900 761,963
Genpact Ltd. ....................................... United States 2 94
ManpowerGroup, Inc. ................................ United States 9,889 294,000
Recruit Holdings Co. Ltd. ............................. Japan 8,300 466,390
RELX plc ......................................... United Kingdom 4,668 188,059
Robert Half, Inc. .................................... United States 1,185 32,185
Verisk Analytics, Inc. , A ............................... United States 451 100,884
Wolters Kluwer NV .................................. Netherlands 1,048 108,548
2,536,841
Real Estate Management & Development 0.1%
a
CBRE Group, Inc. , A ................................. United States 240 38,590
CK Asset Holdings Ltd. ............................... Hong Kong 44,500 225,031
a
Jones Lang LaSalle, Inc. .............................. United States 159 53,499
Mitsubishi Estate Co. Ltd. ............................. Japan 2,000 48,590
Sun Hung Kai Properties Ltd. .......................... Hong Kong 11,500 140,027
505,737
Residential REITs 0.0%
†
Mid-America Apartment Communities, Inc. ................ United States 35 4,862
Sun Communities, Inc. ............................... United States 1,476 182,891
187,753
Retail REITs 0.1%
Klepierre SA ....................................... France 4,724 186,906
Simon Property Group, Inc. ............................ United States 826 152,901
339,807
Semiconductors & Semiconductor Equipment 6.7%
a
Advanced Micro Devices, Inc. .......................... United States 90 19,274
Advantest Corp. .................................... Japan 5,000 632,240
a
ARM Holdings plc , ADR .............................. United States 832 90,946
ASM International NV ................................ Netherlands 736 445,571
ASML Holding NV ................................... Netherlands 1,454 1,566,714
ASML Holding NV , ADR .............................. Netherlands 1,449 1,550,227
Broadcom, Inc. ..................................... United States 15,463 5,351,744
Disco Corp. ........................................ Japan 1,700 517,926
a
Intel Corp. ......................................... United States 31,715 1,170,283
KLA Corp. ......................................... United States 588 714,467
Lam Research Corp. ................................. United States 1,153 197,371
Marvell Technology, Inc. .............................. United States 2,484 211,090
Microchip Technology, Inc. ............................ United States 21,300 1,357,236
Micron Technology, Inc. ............................... United States 3,512 1,002,360
Monolithic Power Systems, Inc. ......................... United States 784 710,586
a
Nova Ltd. ......................................... Israel 2,020 663,348
NVIDIA Corp. ...................................... United States 79,953 14,911,234
QUALCOMM, Inc. ................................... United States 5,678 971,222
Skyworks Solutions, Inc. .............................. United States 2 127
STMicroelectronics NV ............................... Singapore 24,731 646,348
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 25,819 1,269,192
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 6,846 2,080,431
Texas Instruments, Inc. ............................... United States 1,863 323,212
Tokyo Electron Ltd. .................................. Japan 1,900 423,182
36,826,331

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 4.8%
a
Adobe, Inc. ........................................ United States 4,634 $ 1,621,854
a
AppLovin Corp. , A ................................... United States 717 483,129
a
Autodesk, Inc. ...................................... United States 2,014 596,164
a
Cadence Design Systems, Inc. ......................... United States 97 30,320
a
Check Point Software Technologies Ltd. .................. Israel 1,790 332,152
a
Crowdstrike Holdings, Inc. , A ........................... United States 314 147,191
a
CyberArk Software Ltd. ............................... United States 1,450 646,787
a
Datadog, Inc. , A .................................... United States 1,340 182,227
a
DocuSign, Inc. , A ................................... United States 2,243 153,421
a
Dropbox, Inc. , A .................................... United States 1,629 45,286
a
Fair Isaac Corp. .................................... United States 200 338,124
Intuit, Inc. ......................................... United States 3,194 2,115,770
a
Kinaxis, Inc. ....................................... Canada 5,700 718,776
Microsoft Corp. ..................................... United States 24,220 11,713,276
Oracle Corp. ....................................... United States 4,649 906,137
a
Palantir Technologies, Inc. , A ........................... United States 1,639 291,332
a
Palo Alto Networks, Inc. .............................. United States 5,606 1,032,625
Pegasystems, Inc. ................................... United States 1,014 60,556
a
PTC, Inc. ......................................... United States 2,072 360,963
a
RingCentral, Inc. , A .................................. United States 959 27,696
Sage Group plc (The) ................................ United Kingdom 16,247 236,304
Salesforce, Inc. ..................................... United States 2,213 586,246
SAP SE .......................................... Germany 6,041 1,467,773
a
ServiceNow, Inc. .................................... United States 4,792 734,087
a
Synopsys, Inc. ..................................... United States 2,575 1,209,529
a
Teradata Corp. ..................................... United States 1,141 34,732
a
Tyler Technologies, Inc. ............................... United States 323 146,626
a
Zoom Communications, Inc. , A ......................... United States 3,005 259,301
26,478,384
Specialized REITs 0.2%
American Tower Corp. ................................ United States 3,926 689,288
Equinix, Inc. ....................................... United States 294 225,251
Rayonier, Inc. ...................................... United States 1,941 42,023
VICI Properties, Inc. , A ............................... United States 13,310 374,277
1,330,839
Specialty Retail 1.0%
a
AutoZone, Inc. ..................................... United States 23 78,005
Bath & Body Works, Inc. .............................. United States 4 80
Best Buy Co., Inc. ................................... United States 2,432 162,774
a
Carvana Co. , A ..................................... United States 211 89,046
Fast Retailing Co. Ltd. ................................ Japan 1,775 643,594
H & M Hennes & Mauritz AB , B ......................... Sweden 3,531 70,775
Home Depot, Inc. (The) ............................... United States 3,033 1,043,655
Industria de Diseno Textil SA ........................... Spain 6,712 442,755
JD Sports Fashion plc ................................ United Kingdom 585,501 663,658
Lowe's Cos., Inc. .................................... United States 1,887 455,069
a
O'Reilly Automotive, Inc. .............................. United States 11,411 1,040,797
TJX Cos., Inc. (The) ................................. United States 547 84,025
a
Ulta Beauty, Inc. .................................... United States 561 339,411
Williams-Sonoma, Inc. ............................... United States 956 170,732
5,284,376
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc. ........................................ United States 31,249 8,495,353
Canon, Inc. ........................................ Japan 2,700 79,889
Logitech International SA ............................. Switzerland 853 86,595

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd. .......................... South Korea 11,445 $ 959,262
Western Digital Corp. ................................ United States 3,747 645,496
10,266,595
Textiles, Apparel & Luxury Goods 0.3%
adidas AG ......................................... Germany 583 115,368
Asics Corp. ........................................ Japan 16,600 398,507
Kering SA ......................................... France 776 271,164
LVMH Moet Hennessy Louis Vuitton SE .................. France 616 464,301
Pandora A/S ....................................... Denmark 1,871 206,907
Tapestry, Inc. ...................................... United States 1,977 252,601
1,708,848
Tobacco 0.2%
Altria Group, Inc. .................................... United States 12,888 743,122
Imperial Brands plc .................................. United Kingdom 7,835 328,993
1,072,115
Trading Companies & Distributors 0.5%
AerCap Holdings NV ................................. Ireland 3,365 483,752
Fastenal Co. ....................................... United States 16,355 656,326
RS Group plc ...................................... United Kingdom 67,000 561,738
Toyota Tsusho Corp. ................................. Japan 14,100 475,441
WW Grainger, Inc. ................................... United States 625 630,656
2,807,913
Transportation Infrastructure 0.1%
c
Aena SME SA , 144A , Reg S ........................... Spain 12,013 335,654
Wireless Telecommunication Services 0.1%
Millicom International Cellular SA ....................... Guatemala 475 26,334
Vodafone Group plc ................................. United Kingdom 240,293 320,313
346,647
Total Common Stocks (Cost $ 192,178,770 ) ...................................
316,851,255
Preferred Stocks 0.1%
Household Products 0.0%
†
d
Henkel AG & Co. KGaA , 2 .94% ......................... Germany 1,748 142,610
Life Sciences Tools & Services 0.1%
d
Sartorius AG , 0 .3% .................................. Germany 1,173 337,783
Total Preferred Stocks (Cost $ 518,678 ) .......................................
480,393
Units
Limited Partnerships 0.2%
Oil, Gas & Consumable Fuels 0.2%
Enterprise Products Partners LP ........................ United States 39,074 1,252,712
1,252,712
Total Limited Partnerships (Cost $ 991,322 ) ...................................
1,252,712

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 12.8%
Aerospace & Defense 0.4%
c
BAE Systems plc , Senior Bond , 144A, 5.5% , 3/26/54 ......... United Kingdom 200,000 $ 201,425
Boeing Co. (The) ,
Senior Bond , 3.6% , 5/01/34 .......................... United States 200,000 182,079
Senior Bond , 3.5% , 3/01/39 .......................... United States 200,000 163,832
Senior Bond , 6.875% , 3/15/39 ........................ United States 100,000 112,846
Senior Bond , 5.705% , 5/01/40 ........................ United States 350,000 357,596
Senior Note , 6.528% , 5/01/34 ........................ United States 195,000 215,808
Howmet Aerospace, Inc. ,
Senior Bond , 5.95% , 2/01/37 ......................... United States 260,000 281,401
Senior Note , 4.85% , 10/15/31 ........................ United States 50,000 51,412
Lockheed Martin Corp. , Senior Bond , 4.07% , 12/15/42 .......
United States 130,000 111,128
Northrop Grumman Corp. , Senior Bond , 4.95% , 3/15/53 ......
United States 220,000 198,411
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 235,000 235,442
2,111,380
Automobiles 0.1%
c
Hyundai Capital America ,
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 510,000 525,382
Senior Note , 144A, 4.5% , 9/18/30 ..................... United States 55,000 55,026
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 200,000 206,665
787,073
Banks 2.9%
Bank of America Corp. ,
Senior Bond , 3.974% to 2/06/29, FRN thereafter , 2/07/30 ... United States 200,000 198,978
Senior Bond , 1.922% to 10/23/30, FRN thereafter , 10/24/31 . United States 200,000 178,932
Senior Bond , 2.687% to 4/21/31, FRN thereafter , 4/22/32 ... United States 200,000 183,582
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 225,000 234,463
Senior Note , 6.204% to 11/09/27, FRN thereafter , 11/10/28 .. United States 1,280,000 1,330,425
Senior Note , 5.162% to 1/23/30, FRN thereafter , 1/24/31 .... United States 825,000 851,868
Sub. Bond , 5.744% to 2/11/35, FRN thereafter , 2/12/36 ..... United States 150,000 156,361
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 58,000 54,636
Barclays plc , Senior Note , 5.086% to 2/24/28, FRN thereafter ,
2/25/29 ......................................... United Kingdom 230,000 234,418
c
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 250,000 245,976
c
CaixaBank SA , Senior Non-Preferred Note , 144A, 4.885% to
7/02/30, FRN thereafter , 7/03/31 ...................... Spain 200,000 203,041
Citibank NA , Senior Note , 4.914% , 5/29/30 ................
United States 500,000 514,517
Citigroup, Inc. ,
e
Junior Sub. Bond , 6.625% to 2/14/31, FRN thereafter ,
Perpetual ....................................... United States 125,000 127,085
Senior Bond , 3.668% to 7/23/27, FRN thereafter , 7/24/28 ... United States 465,000 462,177
Senior Bond , 2.572% to 6/02/30, FRN thereafter , 6/03/31 ... United States 400,000 370,766
Senior Bond , 3.057% to 1/24/32, FRN thereafter , 1/25/33 ... United States 285,000 261,149
Senior Note , 5.174% to 2/12/29, FRN thereafter , 2/13/30 .... United States 360,000 369,503
Cooperatieve Rabobank UA , Senior Bond , 5.25% , 5/24/41 ....
Netherlands 105,000 105,650
c
Danske Bank A/S ,
Senior Non-Preferred Note , 144A, 5.705% to 2/28/29, FRN
thereafter , 3/01/30 ................................. Denmark 200,000 207,867
Senior Preferred Note , 144A, 5.427% to 2/28/27, FRN
thereafter , 3/01/28 ................................. Denmark 400,000 406,290

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Fifth Third Bancorp , Senior Note , 5.631% to 1/28/31, FRN
thereafter , 1/29/32 ................................. United States 200,000 $ 209,975
Huntington Bancshares, Inc. ,
Senior Bond , 2.55% , 2/04/30 ......................... United States 200,000 186,741
Senior Note , 5.272% to 1/14/30, FRN thereafter , 1/15/31 .... United States 200,000 205,827
JPMorgan Chase & Co. ,
Senior Bond , 3.54% to 4/30/27, FRN thereafter , 5/01/28 .... United States 1,030,000 1,024,530
Senior Bond , 1.953% to 2/03/31, FRN thereafter , 2/04/32 ... United States 150,000 133,818
Senior Bond , 5.35% to 5/31/33, FRN thereafter , 6/01/34 .... United States 535,000 556,048
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 100,000 103,677
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 400,000 413,514
Sub. Bond , 2.956% to 5/12/30, FRN thereafter , 5/13/31 ..... United States 200,000 188,734
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 190,000 196,618
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 200,000 206,182
Mizuho Financial Group, Inc. ,
Senior Note , 5.778% to 7/05/28, FRN thereafter , 7/06/29 .... Japan 200,000 208,030
Senior Note , 5.098% to 5/12/30, FRN thereafter , 5/13/31 .... Japan 200,000 206,022
NatWest Group plc ,
Senior Note , 5.808% to 9/12/28, FRN thereafter , 9/13/29 .... United Kingdom 300,000 312,592
Senior Note , 4.964% to 8/14/29, FRN thereafter , 8/15/30 .... United Kingdom 200,000 204,194
PNC Financial Services Group, Inc. (The) ,
e
T , Junior Sub. Bond , 3.4% to 9/14/26, FRN thereafter ,
Perpetual ....................................... United States 230,000 225,655
Senior Bond , 5.676% to 1/21/34, FRN thereafter , 1/22/35 ... United States 50,000 52,736
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 175,000 180,061
Senior Note , 6.615% to 10/19/26, FRN thereafter , 10/20/27 .. United States 475,000 484,601
Senior Note , 5.222% to 1/28/30, FRN thereafter , 1/29/31 .... United States 210,000 217,440
Royal Bank of Canada , Senior Note , 4.97% to 5/01/30, FRN
thereafter , 5/02/31 ................................. Canada 260,000 265,988
c
Societe Generale SA , Senior Non-Preferred Note , 144A, 1.792%
to 6/08/26, FRN thereafter , 6/09/27 ..................... France 200,000 197,893
Toronto-Dominion Bank (The) , Senior Note , 4.568% , 12/17/26 ..
Canada 200,000 201,289
Truist Financial Corp. ,
Senior Note , 7.161% to 10/29/28, FRN thereafter , 10/30/29 .. United States 365,000 393,824
Senior Note , 5.153% to 8/04/31, FRN thereafter , 8/05/32 .... United States 200,000 206,734
c
UniCredit SpA , Senior Preferred Note , 144A, 1.982% to 6/02/26,
FRN thereafter , 6/03/27 ............................. Italy 300,000 297,296
US Bancorp , Senior Note , 5.1% to 7/22/29, FRN thereafter ,
7/23/30 ......................................... United States 500,000 515,015
Wells Fargo & Co. ,
Senior Bond , 2.879% to 10/29/29, FRN thereafter , 10/30/30 . United States 350,000 333,068
Senior Bond , 3.35% to 3/01/32, FRN thereafter , 3/02/33 .... United States 200,000 186,726
Senior Bond , 5.389% to 4/23/33, FRN thereafter , 4/24/34 ... United States 430,000 447,521
Senior Note , 4.808% to 7/24/27, FRN thereafter , 7/25/28 .... United States 550,000 556,218
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 100,000 103,005
15,919,256
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond , 3.5% , 6/01/30 .......................... Belgium 350,000 341,929
Senior Bond , 5.8% , 1/23/59 .......................... Belgium 150,000 153,510
495,439

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology 0.4%
AbbVie, Inc. , Senior Bond , 4.85% , 6/15/44 ................
United States 430,000 $ 398,526
Amgen, Inc. ,
Senior Bond , 2.45% , 2/21/30 ......................... United States 200,000 186,611
Senior Bond , 5.25% , 3/02/33 ......................... United States 100,000 103,546
Senior Bond , 5.6% , 3/02/43 .......................... United States 350,000 352,245
c
CSL Finance plc ,
Senior Bond , 144A, 4.25% , 4/27/32 .................... Australia 300,000 295,009
Senior Bond , 144A, 5.106% , 4/03/34 ................... Australia 255,000 262,070
Regeneron Pharmaceuticals, Inc. ,
Senior Bond , 1.75% , 9/15/30 ......................... United States 200,000 178,543
Senior Bond , 2.8% , 9/15/50 .......................... United States 400,000 244,352
2,020,902
Broadline Retail 0.0%
†
Amazon.com, Inc. , Senior Bond , 2.875% , 5/12/41 ...........
United States 230,000 174,621
Building Products 0.1%
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 25,000 25,529
Owens Corning , Senior Bond , 5.7% , 6/15/34 ...............
United States 300,000 315,638
341,167
Capital Markets 1.0%
BlackRock Funding, Inc. , Senior Bond , 5.25% , 3/14/54 .......
United States 150,000 143,895
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.615% to 4/21/31, FRN thereafter , 4/22/32 ... United States 100,000 91,215
Senior Bond , 5.851% to 4/24/34, FRN thereafter , 4/25/35 ... United States 450,000 478,591
Senior Bond , 5.536% to 1/27/35, FRN thereafter , 1/28/36 ... United States 200,000 207,690
Senior Note , 5.727% to 4/24/29, FRN thereafter , 4/25/30 .... United States 540,000 564,267
Senior Note , 5.218% to 4/22/30, FRN thereafter , 4/23/31 .... United States 100,000 103,305
Jefferies Financial Group, Inc. , Senior Bond , 2.625% , 10/15/31 .
United States 200,000 177,551
Morgan Stanley ,
Senior Bond , 3.591% , 7/22/28 ........................ United States 785,000 779,843
Senior Bond , 3.622% to 3/31/30, FRN thereafter , 4/01/31 ... United States 500,000 485,978
Senior Bond , 1.794% to 2/12/31, FRN thereafter , 2/13/32 ... United States 200,000 175,858
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 735,000 756,956
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ... United States 50,000 51,992
Senior Note , 4.654% to 10/17/29, FRN thereafter , 10/18/30 .. United States 260,000 263,203
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 22,000 23,158
c
MSCI, Inc. , Senior Bond , 144A, 4% , 11/15/29 .............. United States 200,000 195,643
c
UBS Group AG ,
Senior Bond , 144A, 2.095% to 2/10/31, FRN thereafter , 2/11/32 Switzerland 425,000 377,195
Senior Note , 144A, 6.327% to 12/21/26, FRN thereafter ,
12/22/27 ........................................ Switzerland 300,000 306,322
Senior Note , 144A, 6.246% to 9/21/28, FRN thereafter , 9/22/29 Switzerland 200,000 210,583
5,393,245
Communications Equipment 0.1%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........
United States 330,000 339,696
Motorola Solutions, Inc. ,
Senior Bond , 4.6% , 5/23/29 .......................... United States 130,000 131,597
Senior Bond , 5.4% , 4/15/34 .......................... United States 150,000 154,949
Senior Note , 4.85% , 8/15/30 ......................... United States 70,000 71,445
697,687

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Construction Materials 0.0%
†
Martin Marietta Materials, Inc. , Senior Bond , 5.15% , 12/01/34 ..
United States 175,000 $ 178,773
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 150,000 135,493
Senior Note , 3% , 10/29/28 .......................... Ireland 450,000 436,392
American Express Co. ,
Senior Bond , 4.804% to 10/23/35, FRN thereafter , 10/24/36 . United States 125,000 123,478
Senior Note , 5.016% to 4/24/30, FRN thereafter , 4/25/31 .... United States 225,000 231,927
c
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 100,000 100,574
Senior Note , 144A, 4.95% , 10/15/32 ................... Ireland 200,000 198,225
Capital One Financial Corp. ,
Senior Bond , 3.75% , 3/09/27 ......................... United States 135,000 134,636
Senior Note , 5.463% to 7/25/29, FRN thereafter , 7/26/30 .... United States 200,000 207,298
Sub. Bond , 6.183% to 1/29/35, FRN thereafter , 1/30/36 ..... United States 200,000 208,849
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 360,000 365,335
Senior Note , 5.4% , 4/06/26 .......................... United States 210,000 210,749
Senior Note , 4.2% , 10/27/28 ......................... United States 30,000 30,049
Toyota Motor Credit Corp. , Senior Note , 4.45% , 5/18/26 ......
United States 190,000 190,422
2,573,427
Consumer Staples Distribution & Retail 0.1%
c
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 44,000 38,574
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 346,000 326,853
365,427
Containers & Packaging 0.0%
†
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 55,000 55,490
Diversified REITs 0.2%
Simon Property Group LP ,
Senior Bond , 2.2% , 2/01/31 .......................... United States 200,000 180,997
Senior Note , 3.375% , 12/01/27 ....................... United States 295,000 292,924
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 200,000 202,454
c
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A,
4.125% , 8/15/30 ................................... United States 225,000 218,292
894,667
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 ........................ United States 500,000 426,884
Senior Bond , 4.5% , 5/15/35 .......................... United States 100,000 96,171
Senior Bond , 3.5% , 6/01/41 .......................... United States 740,000 582,675
Orange SA , Senior Bond , 9% , 3/01/31 ....................
France 100,000 120,396
Verizon Communications, Inc. ,
Senior Bond , 2.55% , 3/21/31 ......................... United States 100,000 91,355
Senior Bond , 3.4% , 3/22/41 .......................... United States 320,000 250,875
Senior Bond , 2.85% , 9/03/41 ......................... United States 200,000 144,266
Senior Note , 4.75% , 1/15/33 ......................... United States 175,000 174,915
1,887,537

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities 1.1%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 100,000 $ 99,321
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 35,000 34,405
Baltimore Gas and Electric Co. , Senior Bond , 4.55% , 6/01/52 ..
United States 200,000 169,377
Commonwealth Edison Co. , Senior Bond , 4% , 3/01/48 .......
United States 225,000 179,497
DTE Electric Co. , Senior Bond , 5.25% , 5/15/35 .............
United States 25,000 25,709
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .......
United States 200,000 223,330
Duke Energy Indiana LLC , Senior Bond , 5.4% , 4/01/53 .......
United States 350,000 332,743
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 230,000 238,703
c
Enel Finance International NV , Senior Bond , 144A, 2.5% , 7/12/31 Italy 200,000 180,022
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ................
United States 325,000 322,112
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ............
United States 400,000 350,367
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 2.44% , 1/15/32 ......................... United States 300,000 267,349
Senior Bond , 5.9% , 3/15/55 .......................... United States 205,000 207,411
Senior Note , 5.3% , 3/15/32 .......................... United States 95,000 99,002
Pacific Gas and Electric Co. ,
Senior Note , 3.3% , 12/01/27 ......................... United States 350,000 344,837
Senior Secured Bond , 3.25% , 6/01/31 .................. United States 300,000 279,626
PECO Energy Co. , Senior Bond , 4.875% , 9/15/35 ...........
United States 240,000 242,401
Public Service Electric and Gas Co. , Senior Bond , 5.45% , 3/01/54
United States 135,000 132,523
c
RWE Finance US LLC , Senior Bond , 144A, 5.125% , 9/18/35 ... Germany 300,000 298,431
Virginia Electric and Power Co. ,
Senior Bond , 2.4% , 3/30/32 .......................... United States 725,000 645,925
Senior Bond , 5% , 4/01/33 ........................... United States 200,000 204,920
C , Senior Bond , 4.9% , 9/15/35 ....................... United States 250,000 248,919
c
Vistra Operations Co. LLC ,
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 300,000 298,043
Senior Secured Note , 144A, 5.05% , 12/30/26 ............ United States 75,000 75,574
Xcel Energy, Inc. ,
Senior Bond , 4.6% , 6/01/32 .......................... United States 200,000 199,014
Senior Bond , 5.45% , 8/15/33 ......................... United States 150,000 155,167
5,854,728
Electrical Equipment 0.0%
†
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 50,000 49,415
Electronic Equipment, Instruments & Components 0.0%
†
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 150,000 148,469
Energy Equipment & Services 0.0%
†
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond , 4.08% , 12/15/47 ........................ United States 285,000 227,050
Entertainment 0.0%
†
c
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 175,000 182,639

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services 0.1%
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 150,000 $ 159,257
c
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 ........ Portugal 200,000 190,550
Global Payments, Inc. , Senior Note , 5.4% , 8/15/32 ..........
United States 135,000 137,377
487,184
Food Products 0.4%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 20,000 18,857
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3.625% , 1/15/32 ........................ United States 400,000 374,785
Senior Note , 5.75% , 4/01/33 ......................... United States 200,000 209,068
c
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co. , Senior Bond , 144A, 5.5% , 1/15/36 . United States 120,000 122,014
Kellanova , Senior Bond , 4.5% , 4/01/46 ...................
United States 30,000 26,449
Kraft Heinz Foods Co. ,
Senior Bond , 5% , 6/04/42 ........................... United States 175,000 160,683
Senior Bond , 4.375% , 6/01/46 ........................ United States 100,000 82,691
c
Mars, Inc. ,
Senior Bond , 144A, 3.2% , 4/01/30 ..................... United States 100,000 96,223
Senior Bond , 144A, 4.75% , 4/20/33 .................... United States 210,000 212,437
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 90,000 89,716
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 190,000 195,357
McCormick & Co., Inc. , Senior Bond , 1.85% , 2/15/31 .........
United States 300,000 265,499
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 140,000 129,450
1,983,229
Gas Utilities 0.0%
†
Southern California Gas Co. , Senior Bond , 6.35% , 11/15/52 ...
United States 200,000 217,196
Ground Transportation 0.2%
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ...... United Kingdom 200,000 209,810
Burlington Northern Santa Fe LLC ,
Senior Bond , 5.75% , 5/01/40 ......................... United States 300,000 317,796
Senior Bond , 5.55% , 3/15/56 ......................... United States 45,000 44,392
CSX Corp. , Senior Bond , 4.75% , 11/15/48 .................
United States 215,000 191,735
c
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.1% ,
4/01/30 ......................................... Ireland 200,000 204,920
968,653
Health Care Equipment & Supplies 0.1%
Baxter International, Inc. , Senior Note , 2.539% , 2/01/32 .......
United States 480,000 418,393
Health Care Providers & Services 0.6%
Ascension Health , Senior Bond , 3.945% , 11/15/46 ...........
United States 170,000 138,790
Cigna Group (The) ,
Senior Bond , 2.375% , 3/15/31 ........................ United States 200,000 181,112
Senior Bond , 3.2% , 3/15/40 .......................... United States 250,000 198,187
CVS Health Corp. ,
Senior Bond , 5.3% , 12/05/43 ......................... United States 435,000 406,677
Senior Bond , 5.125% , 7/20/45 ........................ United States 100,000 90,528
Senior Note , 5% , 9/15/32 ........................... United States 161,000 164,390
Elevance Health, Inc. , Senior Bond , 5.1% , 1/15/44 ..........
United States 100,000 94,580
HCA, Inc. ,
Senior Bond , 3.5% , 9/01/30 .......................... United States 365,000 351,135

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
HCA, Inc., (continued)
Senior Note , 3.625% , 3/15/32 ........................ United States 200,000 $ 189,144
Senior Note , 4.6% , 11/15/32 ......................... United States 300,000 297,370
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 .
United States 200,000 211,598
Kaiser Foundation Hospitals , Senior Bond , 4.15% , 5/01/47 ....
United States 225,000 187,766
UnitedHealth Group, Inc. ,
Senior Bond , 3.05% , 5/15/41 ......................... United States 585,000 443,801
Senior Note , 5.15% , 7/15/34 ......................... United States 100,000 102,459
Senior Note , 5.3% , 6/15/35 .......................... United States 95,000 98,396
3,155,933
Health Care Technology 0.0%
†
IQVIA, Inc. , Senior Secured Note , 6.25% , 2/01/29 ...........
United States 100,000 105,472
Hotels, Restaurants & Leisure 0.1%
c
Carnival Corp. ,
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 120,000 123,511
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 165,000 162,649
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 135,000 126,121
McDonald's Corp. , Senior Bond , 3.625% , 9/01/49 ...........
United States 65,000 47,895
c
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 4/01/28 United States 200,000 203,689
663,865
Independent Power and Renewable Electricity Producers 0.1%
Constellation Energy Generation LLC ,
Senior Bond , 5.8% , 3/01/33 .......................... United States 300,000 320,354
Senior Bond , 6.125% , 1/15/34 ........................ United States 350,000 379,621
Southern Power Co. , B , Senior Bond , 4.9% , 10/01/35 ........
United States 105,000 103,932
803,907
Industrial Conglomerates 0.0%
†
c
Siemens Funding BV , Senior Bond , 144A, 5.8% , 5/28/55 ...... Germany 200,000 209,533
Insurance 0.4%
Allstate Corp. (The) , Senior Bond , 4.2% , 12/15/46 ...........
United States 200,000 164,864
Aon North America, Inc. , Senior Bond , 5.75% , 3/01/54 ........
United States 70,000 69,697
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .......
United States 155,000 115,263
Arthur J Gallagher & Co. ,
Senior Bond , 6.5% , 2/15/34 .......................... United States 150,000 165,618
Senior Bond , 5.45% , 7/15/34 ......................... United States 200,000 207,815
Senior Bond , 5.15% , 2/15/35 ......................... United States 260,000 262,889
c
Athene Global Funding ,
Secured Bond , 144A, 2.673% , 6/07/31 ................. United States 200,000 178,415
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 150,000 150,577
Athene Holding Ltd. , Senior Bond , 6.25% , 4/01/54 ...........
United States 115,000 111,973
Berkshire Hathaway Finance Corp. , Senior Bond , 3.85% , 3/15/52
United States 125,000 96,285
Brown & Brown, Inc. ,
Senior Bond , 2.375% , 3/15/31 ........................ United States 315,000 282,707
Senior Bond , 5.55% , 6/23/35 ......................... United States 30,000 30,780
Senior Note , 5.25% , 6/23/32 ......................... United States 20,000 20,498

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ....
United States 200,000 $ 181,333
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 .............
United States 200,000 209,947
c
Nippon Life Insurance Co. , Sub. Bond , 144A, 6.5% to 4/29/35,
FRN thereafter , 4/30/55 ............................. Japan 200,000 215,483
2,464,144
Interactive Media & Services 0.0%
†
Alphabet, Inc. , Senior Bond , 5.45% , 11/15/55 ..............
United States 200,000 196,336
IT Services 0.0%
†
c
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 175,000 185,047
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond , 4.4% , 9/15/32 .......................... United States 200,000 191,237
Senior Note , 5.85% , 3/18/29 ......................... United States 200,000 207,146
398,383
Machinery 0.1%
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 200,000 207,424
Ingersoll Rand, Inc. , Senior Note , 5.176% , 6/15/29 ..........
United States 140,000 144,758
Westinghouse Air Brake Technologies Corp. , Senior Bond , 4.7% ,
9/15/28 ......................................... United States 200,000 202,570
554,752
Media 0.3%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 4.4% , 4/01/33 ................... United States 100,000 94,235
Senior Secured Bond , 6.55% , 6/01/34 .................. United States 400,000 420,851
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 50,000 49,901
Senior Secured Bond , 5.375% , 4/01/38 ................. United States 385,000 355,271
Senior Secured Bond , 3.5% , 6/01/41 ................... United States 45,000 32,048
Senior Secured Bond , 3.5% , 3/01/42 ................... United States 100,000 69,506
Comcast Corp. , Senior Bond , 4.049% , 11/01/52 ............
United States 400,000 292,829
Fox Corp. , Senior Bond , 6.5% , 10/13/33 ..................
United States 85,000 93,904
Paramount Global ,
Senior Bond , 4.95% , 1/15/31 ......................... United States 210,000 202,038
Senior Bond , 4.2% , 5/19/32 .......................... United States 200,000 180,779
1,791,362
Metals & Mining 0.0%
†
Newmont Corp. / Newcrest Finance Pty. Ltd. , Senior Note , 5.35% ,
3/15/34 ......................................... United States 40,000 41,834
Multi-Utilities 0.1%
Berkshire Hathaway Energy Co. ,
Senior Bond , 1.65% , 5/15/31 ......................... United States 300,000 261,644
Senior Bond , 5.15% , 11/15/43 ........................ United States 200,000 192,498
Public Service Enterprise Group, Inc. , Senior Bond , 5.4% , 3/15/35
United States 50,000 51,530
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 260,000 261,412
767,084

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 0.8%
c
Aker BP ASA ,
Senior Bond , 144A, 3.75% , 1/15/30 .................... Norway 200,000 $ 193,617
Senior Bond , 144A, 5.8% , 10/01/54 .................... Norway 150,000 136,529
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30
Canada 200,000 188,793
Cheniere Energy, Inc. , Senior Note , 5.65% , 4/15/34 ..........
United States 50,000 51,892
c
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...... United States 100,000 103,835
Eastern Energy Gas Holdings LLC , Senior Bond , 5.8% , 1/15/35
United States 290,000 306,407
Energy Transfer LP ,
Senior Bond , 5.55% , 5/15/34 ......................... United States 300,000 308,742
Senior Bond , 5.15% , 3/15/45 ......................... United States 525,000 464,534
Exxon Mobil Corp. , Senior Bond , 3.567% , 3/06/45 ...........
United States 190,000 149,165
Hess Corp. ,
Senior Bond , 7.125% , 3/15/33 ........................ United States 150,000 173,754
Senior Bond , 5.6% , 2/15/41 .......................... United States 250,000 258,962
MPLX LP ,
Senior Bond , 5.4% , 4/01/35 .......................... United States 200,000 201,554
Senior Bond , 5.5% , 2/15/49 .......................... United States 145,000 133,317
Targa Resources Corp. , Senior Bond , 6.5% , 2/15/53 .........
United States 215,000 225,171
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4% , 1/15/32 ................ United States 300,000 286,384
TotalEnergies Capital SA , Senior Bond , 5.275% , 9/10/54 ......
France 220,000 206,897
c
Transcontinental Gas Pipe Line Co. LLC , Senior Bond , 144A,
5.1% , 3/15/36 .................................... United States 85,000 85,611
c
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 .......... Norway 200,000 229,198
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 168,000 171,553
Senior Note , 4.9% , 8/01/30 .......................... United States 75,000 75,909
Williams Cos., Inc. (The) ,
Senior Bond , 2.6% , 3/15/31 .......................... United States 200,000 182,691
Senior Bond , 5.1% , 9/15/45 .......................... United States 100,000 91,839
4,226,354
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .......
United States 800,000 762,173
Pharmaceuticals 0.4%
c
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 Germany 400,000 400,512
Bristol-Myers Squibb Co. , Senior Bond , 4.25% , 10/26/49 ......
United States 150,000 122,697
Eli Lilly & Co. ,
Senior Bond , 4.95% , 2/27/63 ......................... United States 110,000 99,280
Senior Bond , 5.65% , 10/15/65 ........................ United States 90,000 90,760
Merck & Co., Inc. ,
Senior Bond , 4.75% , 12/04/35 ........................ United States 60,000 59,799
Senior Note , 4.45% , 12/04/32 ........................ United States 40,000 40,068
Novartis Capital Corp. ,
Senior Bond , 3.7% , 9/21/42 .......................... United States 195,000 161,933
Senior Note , 4.1% , 11/05/30 ......................... United States 285,000 284,787
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 4.75% , 5/19/33 ......................... United States 290,000 293,163
Senior Bond , 5.3% , 5/19/53 .......................... United States 70,000 66,328
Royalty Pharma plc ,
Senior Bond , 2.15% , 9/02/31 ......................... United States 300,000 264,060
Senior Bond , 5.2% , 9/25/35 .......................... United States 65,000 65,383

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Royalty Pharma plc, (continued)
Senior Bond , 3.35% , 9/02/51 ......................... United States 185,000 $ 122,960
2,071,730
Residential REITs 0.1%
Essex Portfolio LP , Senior Bond , 2.65% , 3/15/32 ............
United States 400,000 357,308
Semiconductors & Semiconductor Equipment 0.3%
Analog Devices, Inc. , Senior Bond , 2.8% , 10/01/41 ..........
United States 185,000 136,556
Broadcom, Inc. , Senior Note , 4.6% , 7/15/30 ...............
United States 285,000 289,803
c
Foundry JV Holdco LLC ,
Senior Secured Bond , 144A, 6.25% , 1/25/35 ............. United States 200,000 212,294
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 400,000 418,894
Intel Corp. ,
Senior Bond , 4.15% , 8/05/32 ......................... United States 15,000 14,468
Senior Bond , 3.734% , 12/08/47 ....................... United States 260,000 185,709
Marvell Technology, Inc. ,
Senior Note , 4.75% , 7/15/30 ......................... United States 200,000 202,690
Senior Note , 5.95% , 9/15/33 ......................... United States 220,000 235,339
1,695,753
Software 0.4%
Intuit, Inc. , Senior Bond , 5.5% , 9/15/53 ...................
United States 100,000 98,881
Microsoft Corp. , Senior Bond , 2.921% , 3/17/52 .............
United States 260,000 170,539
Oracle Corp. ,
Senior Bond , 2.875% , 3/25/31 ........................ United States 300,000 269,687
Senior Bond , 3.95% , 3/25/51 ......................... United States 200,000 131,720
Senior Note , 2.3% , 3/25/28 .......................... United States 390,000 371,981
Senior Note , 4.45% , 9/26/30 ......................... United States 135,000 132,106
Senior Note , 4.8% , 9/26/32 .......................... United States 35,000 33,799
Salesforce, Inc. , Senior Bond , 1.95% , 7/15/31 ..............
United States 350,000 311,391
Synopsys, Inc. ,
Senior Bond , 5.7% , 4/01/55 .......................... United States 80,000 79,444
Senior Note , 5% , 4/01/32 ........................... United States 100,000 102,264
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ................
United States 225,000 215,355
1,917,167
Specialized REITs 0.1%
American Tower Corp. ,
Senior Bond , 5.35% , 3/15/35 ......................... United States 200,000 205,134
Senior Note , 4.7% , 12/15/32 ......................... United States 120,000 120,062
325,196
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 200,000 183,926
Senior Bond , 4.1% , 1/15/52 .......................... United States 225,000 164,576
Home Depot, Inc. (The) , Senior Bond , 3.625% , 4/15/52 .......
United States 410,000 299,658
Lowe's Cos., Inc. , Senior Bond , 5.75% , 7/01/53 .............
United States 210,000 208,060
856,220
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. , Senior Bond , 2.8% , 2/08/61 ...................
United States 500,000 294,574

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 0.0%
†
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 125,000 $ 127,869
Tobacco 0.2%
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 93,000 85,726
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 380,000 377,999
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ..
United States 515,000 538,849
1,002,574
Wireless Telecommunication Services 0.2%
Rogers Communications, Inc. , Senior Bond , 4.55% , 3/15/52 ...
Canada 20,000 15,930
T-Mobile USA, Inc. ,
Senior Bond , 5.3% , 5/15/35 .......................... United States 325,000 333,362
Senior Bond , 3.3% , 2/15/51 .......................... United States 100,000 66,920
Senior Note , 3.375% , 4/15/29 ........................ United States 530,000 516,692
Senior Note , 2.55% , 2/15/31 ......................... United States 300,000 274,160
Vodafone Group plc ,
Senior Bond , 6.15% , 2/27/37 ......................... United Kingdom 36,000 39,168
Senior Bond , 5.75% , 6/28/54 ......................... United Kingdom 80,000 77,790
1,324,022
Total Corporate Bonds (Cost $ 70,772,844 ) ....................................
70,731,639
Foreign Government and Agency Securities 0.9%
Brazil Notas do Tesouro Nacional , 10% , 1/01/35 ............
Brazil 5,120,000 BRL 769,709
Colombia Titulos de Tesoreria ,
B , 11.75% , 1/24/35 ................................. Colombia 180,000,000 COP 44,538
B , 11.5% , 7/25/46 ................................. Colombia 1,200,000,000 COP 285,825
B , 12% , 3/13/58 ................................... Colombia 180,000,000 COP 47,520
c
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 200,000 206,716
Hungary Government Bond , 7% , 10/24/35 .................
Hungary 37,000,000 HUF 114,726
Mexican Bonos Desarr Fixed Rate ,
M , 8% , 11/07/47 ................................... Mexico 4,330,000
f
MXN 207,277
M , 8% , 7/31/53 ................................... Mexico 16,030,000
f
MXN 760,264
M , 8% , 4/29/55 ................................... Mexico 2,800,000
f
MXN 132,157
c
United Kingdom Gilt ,
Reg S, 4.25% , 7/31/34 .............................. United Kingdom 280,000 GBP 372,945
Reg S, 4.5% , 3/07/35 ............................... United Kingdom 560,000 GBP 756,267
Reg S, 1.25% , 7/31/51 .............................. United Kingdom 880,000 GBP 526,370
Reg S, 4.375% , 7/31/54 ............................. United Kingdom 570,000 GBP 673,761
Total Foreign Government and Agency Securities (Cost $ 4,792,084 ) .............
4,898,075
U.S. Government and Agency Securities 19.8%
FFCB , 2.1%, 2/25/36 .................................
United States 150,000 120,909
U.S. Treasury Bonds ,
1.125%, 5/15/40 .................................. United States 500,000 317,441
4.375%, 5/15/40 .................................. United States 500,000 491,719
1.125%, 8/15/40 .................................. United States 332,000 208,667
1.375%, 11/15/40 ................................. United States 1,771,000 1,150,251
2.75%, 8/15/42 ................................... United States 80,000 61,778
3.875%, 5/15/43 .................................. United States 2,000,000 1,794,766
4.75%, 11/15/43 .................................. United States 235,000 235,101
3.125%, 8/15/44 .................................. United States 725,000 574,053
4.625%, 11/15/45 ................................. United States 35,000 34,207

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
2.5%, 5/15/46 .................................... United States 945,000 $ 655,741
2.25%, 8/15/46 ................................... United States 1,623,000 1,068,581
2.75%, 11/15/47 .................................. United States 340,000 242,316
3.375%, 11/15/48 ................................. United States 2,690,000 2,129,093
3%, 2/15/49 ..................................... United States 6,911,000 5,092,813
2.25%, 8/15/49 ................................... United States 255,000 159,992
1.25%, 5/15/50 ................................... United States 1,285,000 615,545
1.375%, 8/15/50 .................................. United States 1,705,000 838,747
2.375%, 5/15/51 .................................. United States 950,000 599,019
2%, 8/15/51 ..................................... United States 1,350,000 773,771
1.875%, 11/15/51 ................................. United States 1,810,000 1,001,085
2.25%, 2/15/52 ................................... United States 710,000 431,020
3.625%, 2/15/53 .................................. United States 605,000 490,003
3.625%, 5/15/53 .................................. United States 1,755,000 1,420,282
4.125%, 8/15/53 .................................. United States 20,000 17,711
4.25%, 2/15/54 ................................... United States 175,000 158,266
4.75%, 8/15/55 ................................... United States 2,470,000 2,429,091
U.S. Treasury Notes ,
0.75%, 5/31/26 ................................... United States 320,000 316,349
0.875%, 6/30/26 .................................. United States 1,175,000 1,159,764
1.25%, 12/31/26 .................................. United States 9,075,000 8,874,867
2.375%, 5/15/27 .................................. United States 3,140,000 3,093,145
0.5%, 6/30/27 .................................... United States 9,935,000 9,508,105
3.25%, 6/30/27 ................................... United States 4,230,000 4,216,038
2.25%, 8/15/27 ................................... United States 730,000 715,913
0.375%, 9/30/27 .................................. United States 670,000 635,152
2.25%, 11/15/27 .................................. United States 3,500,000 3,422,891
1.125%, 2/29/28 .................................. United States 8,360,000 7,952,450
3.5%, 4/30/28 .................................... United States 223,000 222,991
3.125%, 11/15/28 ................................. United States 820,000 810,951
1.375%, 12/31/28 ................................. United States 150,000 140,851
3.75%, 12/31/28 .................................. United States 500,000 502,920
2.625%, 2/15/29 .................................. United States 4,000,000 3,889,922
g
Index Linked, 2.125%, 4/15/29 ....................... United States 1,000,000 1,075,142
3.25%, 6/30/29 ................................... United States 1,500,000 1,483,096
3.125%, 8/31/29 .................................. United States 735,000 722,712
4%, 10/31/29 .................................... United States 1,725,000 1,747,809
g
Index Linked, 1.625%, 4/15/30 ....................... United States 750,000 771,198
3.75%, 6/30/30 ................................... United States 600,000 601,547
0.625%, 8/15/30 .................................. United States 4,400,000 3,829,375
4.125%, 8/31/30 .................................. United States 3,105,000 3,160,187
3.625%, 10/31/30 ................................. United States 740,000 736,994
1.375%, 11/15/31 ................................. United States 7,400,000 6,447,250
4.125%, 11/15/32 ................................. United States 7,000,000 7,080,938
3.5%, 2/15/33 .................................... United States 500,000 485,986
3.375%, 5/15/33 .................................. United States 1,750,000 1,682,734
3.875%, 8/15/33 .................................. United States 1,500,000 1,487,871
4.375%, 5/15/34 .................................. United States 1,000,000 1,022,129
3.875%, 8/15/34 .................................. United States 1,850,000 1,821,925
4.25%, 5/15/35 ................................... United States 2,500,000 2,521,289
g
Index Linked, 1.875%, 7/15/35 ....................... United States 445,000 450,176
4.25%, 8/15/35 ................................... United States 185,000 186,359
h
FRN, 3.762%, ( 3-month U.S. Treasury Bill Rate + 0.16% ),
4/30/27 ......................................... United States 1,030,000 1,030,413
h
FRN, 3.761%, ( 3-month U.S. Treasury Bill Rate + 0.159% ),
7/31/27 ......................................... United States 1,030,000 1,030,672

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
h
FRN, 3.792%, ( 3-month U.S. Treasury Bill Rate + 0.19% ),
10/31/27 ........................................ United States 1,120,000 $ 1,120,882
Total U.S. Government and Agency Securities (Cost $ 114,322,566 ) ..............
109,070,961
Asset-Backed Securities 0.2%
Financial Services 0.1%
c
Compass Datacenters Issuer II LLC ,
2024-1A , A1 , 144A, 5.25% , 2/25/49 .................... United States 145,000 145,857
2025-2A , A1 , 144A, 4.926% , 11/25/50 .................. United States 192,000 191,901
c
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 490,000 410,504
748,262
a a a a a a
Passenger Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25% ,
10/15/28 . ........................................ United States 315,238 302,766
United Airlines Pass-Through Trust ,
2016-1 , A , 3.45% , 7/07/28 ........................... United States 57,788 56,394
2019-2 , A , 2.9% , 5/01/28 ............................ United States 72,528 69,545
2020-1 , B , 4.875% , 7/15/27 .......................... United States 68,738 68,740
497,445
a a a a a a
Total Asset-Backed Securities (Cost $ 1,296,522 ) ..............................
1,245,707
Commercial Mortgage-Backed Securities 0.6%
Financial Services 0.6%
BANK , 2019-BN18 , A2 , 3.474% , 5/15/62 ..................
United States 67,000 65,583
i
BANK5 Trust ,
c,j
2025-5YR13 , XA , IO, 144A, FRN , 1.062% , 1/15/58 ......... United States 2,798,714 109,747
j
2025-5YR15 , XA , IO, FRN , 1.221% , 7/15/58 ............. United States 625,655 30,530
2025-5YR17 , AS , FRN , 5.626% , 11/15/58 ............... United States 80,000 82,577
Barclays Commercial Mortgage Trust , 2019-C3 , A2 , 3.438% ,
5/15/52 ......................................... United States 31,279 30,901
i
BBCMS Mortgage Trust ,
2023-C21 , A3 , FRN , 6.296% , 9/15/56 ................... United States 60,000 64,088
2025-5C37 , AS , FRN , 5.382% , 9/15/58 ................. United States 127,000 129,743
Benchmark Mortgage Trust ,
2019-B13 , A2 , 2.889% , 8/15/57 ....................... United States 193,585 187,282
2019-B14 , A2 , 2.915% , 12/15/62 ...................... United States 49,390 47,927
2020-B17 , A2 , 2.211% , 3/15/53 ....................... United States 87,652 83,091
c,i,j
2025-V18 , XA , IO, 144A, FRN , 1.258% , 10/15/58 .......... United States 999,887 52,797
BMO Mortgage Trust ,
i
2024-5C8 , AS , FRN , 5.94% , 12/15/57 .................. United States 82,000 85,270
2025-5C11 , AS , 5.938% , 7/15/58 ...................... United States 103,000 107,276
i,j
2025-5C11 , XA , IO, FRN , 1.11% , 7/15/58 ................ United States 1,847,220 83,554
c ,k
BX Commercial Mortgage Trust , 2022-LP2 , A , 144A, FRN ,
4.763% , ( 1-month SOFR + 1.013% ), 2/15/39 ............. United States 34,011 33,977
c ,k
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 4.554% , ( 1-month
SOFR + 0.804% ), 10/15/36 .......................... United States 230,000 229,380
c ,k
BX Trust ,
2022-IND , A , 144A, FRN , 5.241% , ( 1-month SOFR + 1.491% ),
4/15/37 ......................................... United States 190,684 191,008
2025-VOLT , A , 144A, FRN , 5.45% , ( 1-month SOFR + 1.7% ),
12/15/44 ........................................ United States 100,000 100,244

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
CD Mortgage Trust , 2016-CD1 , A4 , 2.724% , 8/10/49 .........
United States 137,000 $ 134,949
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839% ,
12/10/54 ........................................ United States 70,000 69,562
Citigroup Commercial Mortgage Trust ,
2016-P4 , A2 , 2.45% , 7/10/49 ......................... United States 43,618 43,523
2020-GC46 , A2 , 2.708% , 2/15/53 ...................... United States 54,834 52,747
CSAIL Commercial Mortgage Trust , 2017-CX10 , A3 , 3.398% ,
11/15/50 ........................................ United States 41,643 41,575
c ,i
CSTL Commercial Mortgage Trust , 2025-GATE2 , A , 144A, FRN ,
4.56% , 11/10/42 ................................... United States 140,000 139,706
GS Mortgage Securities Trust ,
2016-GS2 , A4 , 3.05% , 5/10/49 ........................ United States 30,000 29,906
2019-GC42 , A2 , 2.933% , 9/10/52 ...................... United States 106,241 103,703
JPMBB Commercial Mortgage Securities Trust , 2016-C1 , A5 ,
3.576% , 3/17/49 ................................... United States 30,725 30,669
JPMCC Commercial Mortgage Securities Trust , 2019-COR5 , A2 ,
3.15% , 6/13/52 ................................... United States 49,030 48,718
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414% , 3/15/50 ................................... United States 61,584 60,959
Morgan Stanley Bank of America Merrill Lynch Trust ,
2015-C27 , AS , 4.068% , 12/15/47 ...................... United States 5,692 5,651
i
2016-C32 , AS , FRN , 3.994% , 12/15/49 ................. United States 75,000 74,247
i,j
2025-5C2 , XA , IO, FRN , 1.25% , 11/15/58 ................ United States 1,993,000 105,874
Morgan Stanley Capital I Trust ,
2016-BNK2 , A4 , 3.049% , 11/15/49 ..................... United States 84,000 82,448
i,j
2019-H7 , XA , IO, FRN , 1.219% , 7/15/52 ................. United States 2,876,493 102,917
c ,k
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.95% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 130,000 130,244
Wells Fargo Commercial Mortgage Trust ,
i
2016-C32 , B , FRN , 4.684% , 1/15/59 ................... United States 42,000 41,274
2016-LC24 , AS , 3.367% , 10/15/49 ..................... United States 120,000 117,650
3,131,297
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 3,119,285 ) ...............
3,131,297
Mortgage-Backed Securities 4.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.4%
FHLMC Gold Pool, 30 Year , 4.5%, 1/01/49 ................ United States 263,115 262,455
FHLMC Pool, 15 Year , 1.5%, 12/01/36 .................... United States 384,766 348,613
FHLMC Pool, 15 Year , 2%, 4/01/37 ...................... United States 157,476 145,976
FHLMC Pool, 15 Year , 3%, 8/01/34 ...................... United States 25,983 25,226
FHLMC Pool, 15 Year , 4.5%, 10/01/40 .................... United States 96,233 96,319
FHLMC Pool, 30 Year , 2%, 10/01/51 - 8/01/52 .............. United States 2,151,478 1,747,091
FHLMC Pool, 30 Year , 2.5%, 4/01/52 ..................... United States 425,555 364,078
FHLMC Pool, 30 Year , 3%, 3/01/50 - 5/01/52 ............... United States 565,960 506,871
FHLMC Pool, 30 Year , 3.5%, 4/01/50 ..................... United States 991,561 929,878
FHLMC Pool, 30 Year , 4%, 5/01/47 - 1/01/54 ............... United States 974,694 934,650
FHLMC Pool, 30 Year , 4.5%, 10/01/48 .................... United States 275,386 273,865
FHLMC Pool, 30 Year , 5%, 10/01/52 - 2/01/53 .............. United States 1,169,357 1,171,594
FHLMC Pool, 30 Year , 5.5%, 3/01/55 ..................... United States 1,023,582 1,047,701
7,854,317
Federal National Mortgage Association (FNMA) Fixed Rate 1.4%
FNMA, 15 Year , 2%, 8/01/36 - 12/01/36 ................... United States 379,616 351,750
FNMA, 15 Year , 2.5%, 7/01/37 ......................... United States 185,784 176,343

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 15 Year , 5%, 8/01/39 ........................... United States 204,372 $ 207,138
FNMA, 30 Year , 2%, 5/01/51 - 10/01/51 ................... United States 2,020,777 1,644,818
FNMA, 30 Year , 2.5%, 10/01/51 - 3/01/52 ................. United States 2,594,569 2,211,827
FNMA, 30 Year , 3%, 9/01/50 - 9/01/51 .................... United States 1,016,638 907,186
FNMA, 30 Year , 3.5%, 6/01/49 ......................... United States 110,334 104,077
FNMA, 30 Year , 4%, 2/01/49 ........................... United States 45,014 43,752
FNMA, 30 Year , 4.5%, 2/01/50 - 11/01/52 ................. United States 258,952 255,662
FNMA, 30 Year , 6%, 8/01/53 - 6/01/54 .................... United States 1,279,782 1,326,540
FNMA, 30 Year , 6.5%, 8/01/55 ......................... United States 388,754 406,390
7,635,483
Government National Mortgage Association (GNMA) Fixed Rate 1.3%
GNMA II, Single-family, 30 Year , 2%, 10/20/50 - 8/20/51 ...... United States 811,058 672,522
GNMA II, Single-family, 30 Year , 2.5%, 4/20/50 - 6/20/52 ...... United States 870,408 751,855
GNMA II, Single-family, 30 Year , 3%, 8/20/47 - 11/20/51 ....... United States 614,609 554,468
GNMA II, Single-family, 30 Year , 3.5%, 5/20/52 - 6/20/55 ...... United States 606,527 555,248
GNMA II, Single-family, 30 Year , 4%, 11/20/52 .............. United States 396,604 377,492
GNMA II, Single-family, 30 Year , 4.5%, 5/20/53 ............. United States 437,101 428,353
GNMA II, Single-family, 30 Year , 5%, 7/20/53 - 10/20/54 ...... United States 651,681 652,338
GNMA II, Single-family, 30 Year , 5.5%, 5/20/53 - 11/20/54 ..... United States 684,675 693,747
GNMA II, Single-family, 30 Year , 6%, 8/20/53 - 7/20/55 ....... United States 2,189,156 2,236,568
6,922,591
Total Mortgage-Backed Securities (Cost $ 23,474,584 ) ..........................
22,412,391
Municipal Bonds 0.1%
California 0.1%
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ........................... United States 310,000 283,483
San Bernardino Community College District , GO , 2021 ,
Refunding , 2.856% , 8/01/49 .......................... United States 285,000 189,538
473,021
Ohio 0.0%
†
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ......................................... United States 160,000 123,572
Total Municipal Bonds (Cost $ 742,267 ) .......................................
596,593
Total Long Term Investments (Cost $ 412,208,922 ) .............................
530,671,023
a
Short Term Investments 2.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 0.0%
†
l
Egypt Treasury Bills ,
21 .16% , 2/03/26 ................................... Egypt 7,700,000 EGP 158,263
22 .84% , 4/21/26 ................................... Egypt 10,200,000 EGP 199,767
358,030
Total Foreign Government and Agency Securities (Cost $ 354,742 ) ..............
358,030

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.8%
m,n
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 10,913,142 $ 10,913,142
n
JPMorgan 100% U.S. Treasury Securities Money Market Fund ,
Class Institutional , 3.611% ........................... United States 4,330,989 4,330,989
Total Money Market Funds (Cost $ 15,244,131 ) ................................
15,244,131
Total Short Term Investments (Cost $ 15,598,873 ) ..............................
15,602,161
a
Total Investments (Cost $ 427,807,795 ) 99.0% .................................
$546,273,184
Other Assets, less Liabilities 1.0% ...........................................
5,637,659
Net Assets 100.0% .........................................................
$551,910,843
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At December 31, 2025, the aggregate value of these securities was
$1,440,208, representing 0.3% of net assets.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $17,273,970, representing 3.1% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
Perpetual security with no stated maturity date.
f
Principal amount is stated in 100 Mexican Peso Units.
g
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(f).
h
The coupon rate shown represents the rate at period end.
i
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
The rate shown represents the yield at period end.
m
See Note 3(e) regarding investments in affiliated management investment companies.
n
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
At December 31, 2025 , the Fund had the following futures contracts outstanding. See Note 1(d) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 47 $ 16,197,375 3/20/26 $ (1,419)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 110 12,368,125 3/20/26 89,197
U.S. Treasury 10 Year Notes .................... Long 27 3,035,812 3/20/26 (13,491)
U.S. Treasury 10 Year Ultra Notes ................ Long 23 2,645,359 3/20/26 (21,439)
U.S. Treasury 2 Year Notes ..................... Long 18 3,758,203 3/31/26 (1,197)
U.S. Treasury 5 Year Notes ..................... Long 22 2,404,703 3/31/26 (8,145)
U.S. Treasury Long Bonds ..................... Long 1 115,594 3/20/26 (1,572)
Total Futures Contracts ...................................................................... $41,934
*
As of period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
At December 31, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... HSBK Buy 940,000 1,236,911 1/16/26 $ 30,146 $ —
British Pound ...... HSBK Sell 1,960,000 2,631,874 1/16/26 — (10,077)
British Pound ...... MSCO Sell 290,000 381,062 1/16/26 — (9,838)
Japanese Yen ...... CITI Buy 409,000,000 2,795,979 1/16/26 — (182,239)
Japanese Yen ...... CITI Sell 218,000,000 1,392,504 1/16/26 2,236 (2,875)
Japanese Yen ...... JPHQ Sell 33,000,000 215,027 1/16/26 4,139 —
South Korean Won .. CITI Buy 790,000,000 560,602 1/21/26 — (13,195)
South Korean Won .. CITI Sell 230,000,000 157,399 1/21/26 — (1,972)
Chilean Peso ...... HSBK Buy 330,000,000 347,954 1/22/26 18,680 —
Canadian Dollar .... CITI Buy 1,530,000 1,098,038 1/23/26 17,615 —
Canadian Dollar .... GSCO Buy 640,000 459,717 1/23/26 6,961 —
Canadian Dollar .... GSCO Sell 790,000 567,696 1/23/26 — (8,360)
Canadian Dollar .... WFLA Sell 260,000 186,094 1/23/26 — (3,494)
Euro ............. CITI Buy 490,000 567,932 2/06/26 8,813 —
Euro ............. JPHQ Buy 1,370,000 1,599,988 2/06/26 12,543 —
South Korean Won .. CITI Buy 1,790,000,000 1,255,876 2/10/26 — (14,726)
South Korean Won .. CITI Sell 500,000,000 340,507 2/10/26 — (6,183)
Mexican Peso ...... CITI Buy 6,300,000 338,690 2/13/26 9,828 —
Mexican Peso ...... CITI Sell 13,300,000 714,270 2/13/26 — (21,490)
Chilean Peso ...... HSBK Buy 330,000,000 350,084 2/26/26 16,805 —
New Zealand Dollar . GSCO Buy 1,000,000 578,110 2/27/26 — (1,175)
Australian Dollar .... UBSW Buy 200,000 132,796 3/13/26 688 —
Norwegian Krone ... CITI Buy 3,400,000 337,858 3/16/26 — (631)
Columbian Peso .... BZWS Sell 1,440,000,000 365,960 3/19/26 — (5,944)
Egyptian Pound .... MSCO Buy 12,100,000 223,515 6/02/26 17,528 —
Total Forward Exchange Contracts ................................................... $145,982 $(282,199)
Net unrealized appreciation (depreciation) ............................................ $(136,217)
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
See Note  7  regarding other derivative information.
See Abbreviations on page 52 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
Franklin
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $416,894,653
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 10,913,142
Value - Unaffiliated issuers .................................................................. $535,360,042
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 10,913,142
Cash .................................................................................... 146,727
Receivables:
Investment securities sold ................................................................... 2,910,081
Capital shares sold ........................................................................ 92,577
Dividends and interest ..................................................................... 2,187,875
European Union tax reclaims (Note 1 e ) ......................................................... 59,063
Deposits with brokers for:
Futures contracts ........................................................................ 1,422,106
Unrealized appreciation on OTC forward exchange contracts .......................................... 145,982
Total assets .......................................................................... 553,237,595
Liabilities:
Payables:
Investment securities purchased .............................................................. 176,848
Capital shares redeemed ................................................................... 180,335
Management fees ......................................................................... 203,939
Distribution fees .......................................................................... 147,405
Professional fees ......................................................................... 112,839
Trustees' fees and expenses ................................................................. 14
Variation margin on futures contracts ........................................................... 114,037
Unrealized depreciation on OTC forward exchange contracts .......................................... 282,199
Deferred taxes on unrealized appreciation ........................................................ 60,800
Accrued expenses and other liabilities ........................................................... 48,336
Total liabilities ......................................................................... 1,326,752
Net assets, at value ................................................................. $551,910,843
Net assets consist of:
Paid-in capital ............................................................................. $407,816,862
Total distributable earnings (losses) ............................................................. 144,093,981
Net assets, at value ................................................................. $551,910,843

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
Franklin
Allocation VIP
Fund
Class 1:
Net assets, at value ....................................................................... $1,150,680
Shares outstanding ........................................................................ 205,635
Net asset value and maximum offering price per share
a
............................................. $5.60
Class 2:
Net assets, at value ....................................................................... $200,975,649
Shares outstanding ........................................................................ 36,306,170
Net asset value and maximum offering price per share
a
............................................. $5.54
Class 4:
Net assets, at value ....................................................................... $349,784,514
Shares outstanding ........................................................................ 60,497,863
Net asset value and maximum offering price per share
a
............................................. $5.78
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
Franklin
Allocation VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $251,367)
Unaffiliated issuers ........................................................................ $5,479,022
Non-controlled affiliates (Note 3 e ) ............................................................. 515,588
Interest: (net of foreign taxes of $6,612)
Unaffiliated issuers ........................................................................ 9,173,578
Other income (Note 1 e ) ...................................................................... 1,576
Total investment income ................................................................... 15,169,764
Expenses:
Management fees (Note 3 a ) ................................................................... 3,034,497
Distribution fees: (Note 3c )
Class 2 ................................................................................ 507,777
Class 4 ................................................................................ 1,216,359
Custodian fees ............................................................................ 2,480
Reports to shareholders fees .................................................................. 19,477
Professional fees ........................................................................... 177,185
Trustees' fees and expenses .................................................................. 6,278
Other .................................................................................... 132,912
Total expenses ......................................................................... 5,096,965
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (274,234)
Net expenses ......................................................................... 4,822,731
Net investment income ................................................................ 10,347,033
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $18,874)
Unaffiliated issuers ...................................................................... 22,190,194
Foreign currency transactions ................................................................ (6,728)
Forward exchange contracts ................................................................. (59,489)
Futures contracts ......................................................................... (1,330,292)
Swap contracts ........................................................................... (4,015)
Net realized gain (loss) .................................................................. 20,789,670
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 33,267,851
Translation of other assets and liabilities denominated in foreign currencies .............................. 43,032
Forward exchange contracts ................................................................. 190,517
Futures contracts ......................................................................... 356,206
Change in deferred taxes on unrealized appreciation ............................................... (39,519)
Net change in unrealized appreciation (depreciation) ............................................ 33,818,087
Net realized and unrealized gain (loss) ............................................................ 54,607,757
Net increase (decrease) in net assets resulting from operations .......................................... $64,954,790

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
Franklin Allocation VIP Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $10,347,033 $10,072,440
Net realized gain (loss) ................................................. 20,789,670 27,917,421
Net change in unrealized appreciation (depreciation) ........................... 33,818,087 12,009,104
Net increase (decrease) in net assets resulting from operations ................ 64,954,790 49,998,965
Distributions to shareholders:
Class 1 ............................................................. (66,881) (24,453)
Class 2 ............................................................. (12,249,745) (4,459,886)
Class 4 ............................................................. (19,802,794) (6,636,366)
Total distributions to shareholders .......................................... (32,119,420) (11,120,705)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 18,367 203,661
Class 2 ............................................................. (18,457,859) (29,429,959)
Class 4 ............................................................. (15,367,597) (35,020,317)
Total capital share transactions ............................................ (33,807,089) (64,246,615)
Net increase (decrease) in net assets ................................... (971,719) (25,368,355)
Net assets:
Beginning of year ....................................................... 552,882,562 578,250,917
End of year ........................................................... $551,910,843 $552,882,562

Franklin Templeton Variable Insurance Products Trust
39
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Allocation VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of seventeen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Allocation VIP Fund (Fund)
is included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. At December 31, 2025, 47.9% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
40
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
41
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2025, the Fund had OTC
derivatives in a net liability position of $216,831.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
42
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
See Note 7 regarding other derivative information.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
43
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as  soon as the information is received by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
44
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.55% per year of the average daily net assets of the Fund.
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 6,035 $32,606 63,490 $318,346
Shares issued in reinvestment of distributions .......... 12,911 66,881 4,748 24,453
Shares redeemed ............................... (15,004) (81,120) (26,190) (139,138)
Net increase (decrease) .......................... 3,942 $18,367 42,048 $203,661
Class 2 Shares:
Shares sold ................................... 957,405 $5,113,362 1,011,554 $5,234,190
Shares issued in reinvestment of distributions .......... 2,387,865 12,249,745 872,776 4,459,886
Shares redeemed ............................... (6,693,564) (35,820,966) (7,591,966) (39,124,035)
Net increase (decrease) .......................... (3,348,294) $(18,457,859) (5,707,636) $(29,429,959)
Class 4 Shares:
Shares sold ................................... 3,179,491 $17,697,232 2,535,598 $13,685,761
Shares issued in reinvestment of distributions .......... 3,687,671 19,802,794 1,247,437 6,636,366
Shares redeemed ............................... (9,460,457) (52,867,623) (10,303,681) (55,342,444)
Net increase (decrease) .......................... (2,593,295) $(15,367,597) (6,520,646) $(35,020,317)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Brandywine Global Investment Management, LLC (Brandywine) Subadvisor
ClearBridge Investments, LLC (ClearBridge) Subadvisor
Franklin Templeton Institutional, LLC (FT Institutional) Subadvisor
Templeton Global Advisors Limited (Global Advisors) Subadvisor
Western Asset Management Company, LLC (Western) Subadvisor
Western Asset Management Company, Limited (Western London) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
45
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
Under each subadvisory agreement, the below entities provide subadvisory services to the Fund. The subadvisory fees are paid by Advisers and are not an additional expense of the Fund. Each subadvisor is compensated for managing its respective portion of the Fund's average daily net assets. Effective December 8, 2025, the subadvisory agreement was terminated for
Western and Western London.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Subadvisors
Brandywine
ClearBridge
FT Institutional
Global Advisors
Western
Western London
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
46
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, and certain non-
routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Fund do not exceed 0.57% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended December 31, 2025, these purchase and sale transactions aggregated $– and $5,315, respectively, with net realized losses of $4,310.
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $11,584,327 $84,432,518 $(85,103,703) $— $— $10,913,142 10,913,142 $515,588
Total Affiliated Securities ... $11,584,327 $84,432,518 $(85,103,703) $— $— $10,913,142 $515,588
2025 2024
Distributions paid from:
Ordinary income .......................................................... $13,787,938 $11,120,705
Long term capital gain ...................................................... 18,331,482 —
$32,119,420 $11,120,705
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
47
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, pass-through entity income and bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$222,924,111 and $284,283,128, respectively.
6. Concentration of Risk
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
Cost of investments .......................................................................... $434,025,006
Unrealized appreciation ........................................................................ $132,409,106
Unrealized depreciation ........................................................................ (20,255,211)
Net unrealized appreciation (depreciation) .......................................................... $112,153,895
Distributable earnings:
Undistributed ordinary income ................................................................... $11,099,839
Undistributed long term capital gains .............................................................. 20,795,732
Total distributable earnings ..................................................................... $31,895,571
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
48
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
7. Other Derivative Information
At December 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2025, the average month end notional amount of futures contracts and swap contracts represented $32,468,036 and $68,462, respectively.
 The average month end contract value of forward exchange contracts was $17,821,975.
See Note 1(d) regarding derivative financial instruments.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Allocation VIP Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 89,197
a
Variation margin on futures
contracts
$ 45,844
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
145,982 Unrealized depreciation on OTC
forward exchange contracts
282,199
Equity contracts ...........
Variation margin on futures
contracts
— Variation margin on futures
contracts
1,419
a
Total .................... $235,179 $329,462
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(144,007) Futures contracts $(139,928)
Foreign exchange contracts .....
Forward exchange contracts (59,489) Forward exchange contracts 190,517
Credit contracts ...............
Swap contracts (4,015) Swap contracts —
Equity contracts ..............
Futures contracts (1,186,285) Futures contracts 496,134
Total ....................... $(1,393,796) $546,723

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
49
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2025, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 8,394,233 $ 3,177,269 $ — $ 11,571,502
Air Freight & Logistics ................... — 1,642,447 — 1,642,447
Automobile Components ................. 15,366 237,973 — 253,339
Automobiles .......................... 3,827,335 2,314,240 — 6,141,575
Banks ............................... 9,376,727 10,336,042 — 19,712,769
Beverages ........................... 1,981,946 1,039,549 — 3,021,495
Biotechnology ......................... 5,477,813 425,608 — 5,903,421
Broadline Retail ....................... 9,544,545 2,010,874 — 11,555,419
Building Products ...................... 1,150,706 549,011 — 1,699,717
Capital Markets ........................ 6,199,043 4,850,849 — 11,049,892
Chemicals ........................... 6,299,190 1,734,216 — 8,033,406
Commercial Services & Supplies ........... 1,510,783 682,246 — 2,193,029
Communications Equipment .............. 1,816,624 171,274 — 1,987,898
Construction & Engineering ............... — 552,089 — 552,089

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
50
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Construction Materials .................. $ 1,973,210 $ 619,537 $ — $ 2,592,747
Consumer Finance ..................... 2,670,596 — — 2,670,596
Consumer Staples Distribution & Retail ...... 1,629,351 1,792,997 — 3,422,348
Containers & Packaging ................. 310,865 646,126 — 956,991
Diversified Consumer Services ............ 5,003 — — 5,003
Diversified Telecommunication Services ..... 668,618 938,881 — 1,607,499
Electric Utilities ........................ 1,469,651 2,167,414 — 3,637,065
Electrical Equipment .................... 1,347,326 1,206,403 — 2,553,729
Electronic Equipment, Instruments &
Components ........................ 2,008,495 766,478 — 2,774,973
Entertainment ......................... 3,540,295 1,067,848 — 4,608,143
Financial Services ...................... 9,803,710 820,058 — 10,623,768
Food Products ........................ 402,579 1,976,481 — 2,379,060
Gas Utilities .......................... 33,649 281,476 — 315,125
Ground Transportation .................. 3,772,139 199,060 — 3,971,199
Health Care Equipment & Supplies ......... 5,433,499 2,465,390 — 7,898,889
Health Care Providers & Services .......... 5,522,625 72,078 — 5,594,703
Health Care Technology ................. — 76,663 — 76,663
Hotels, Restaurants & Leisure ............. 3,260,668 1,217,347 — 4,478,015
Household Durables .................... 57,180 2,594,326 — 2,651,506
Household Products .................... 1,267,540 52,921 — 1,320,461
Independent Power and Renewable Electricity
Producers .......................... 177,947 264,245 — 442,192
Industrial Conglomerates ................ 63,404 886,907 — 950,311
Industrial REITs ....................... 224,682 — — 224,682
Insurance ............................ 4,734,794 3,665,753 — 8,400,547
Interactive Media & Services .............. 14,580,718 1,381,315 — 15,962,033
IT Services ........................... 636,236 355,273 — 991,509
Leisure Products ....................... — 93,156 — 93,156
Life Sciences Tools & Services ............ 5,355,413 935,283 — 6,290,696
Machinery ............................ 7,257,946 3,314,919 — 10,572,865
Marine Transportation ................... — 177,745 — 177,745
Media ............................... 1,321,539 51,197 — 1,372,736
Metals & Mining ....................... 758,361 1,404,713 — 2,163,074
Multi-Utilities .......................... 2,928,304 401,164 — 3,329,468
Oil, Gas & Consumable Fuels ............. 5,360,893 3,406,250 — 8,767,143
Passenger Airlines ..................... 77,156 122,277 — 199,433
Personal Care Products ................. — 1,602,763 — 1,602,763
Pharmaceuticals ....................... 7,859,769 7,966,812 — 15,826,581
Professional Services ................... 469,606 2,067,235 — 2,536,841
Real Estate Management & Development .... 92,089 413,648 — 505,737
Residential REITs ...................... 187,753 — — 187,753
Retail REITs .......................... 152,901 186,906 — 339,807
Semiconductors & Semiconductor Equipment . 31,325,158 5,501,173 — 36,826,331
Software ............................. 24,774,307 1,704,077 — 26,478,384
Specialized REITs ...................... 1,330,839 — — 1,330,839
Specialty Retail ........................ 3,463,594 1,820,782 — 5,284,376
Technology Hardware, Storage & Peripherals . 9,140,849 1,125,746 — 10,266,595
Textiles, Apparel & Luxury Goods .......... 252,601 1,456,247 — 1,708,848
Tobacco ............................. 743,122 328,993 — 1,072,115
Trading Companies & Distributors .......... 1,770,734 1,037,179 — 2,807,913
Transportation Infrastructure .............. — 335,654 — 335,654
Wireless Telecommunication Services ....... 26,334 320,313 — 346,647
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
51
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Preferred Stocks ......................... $ — $ 480,393 $ — $ 480,393
Limited Partnerships ...................... 1,252,712 — — 1,252,712
Corporate Bonds ........................ — 70,731,639 — 70,731,639
Foreign Government and Agency Securities .... — 4,898,075 — 4,898,075
U.S. Government and Agency Securities ....... — 109,070,961 — 109,070,961
Asset-Backed Securities ................... — 1,245,707 — 1,245,707
Commercial Mortgage-Backed Securities ...... — 3,131,297 — 3,131,297
Mortgage-Backed Securities ................ — 22,412,391 — 22,412,391
Municipal Bonds ......................... — 596,593 — 596,593
Short Term Investments ................... 15,244,131 358,030 — 15,602,161
Total Investments in Securities ........... $242,335,202 $303,937,982
b
$— $546,273,184
Other Financial Instruments:
Forward Exchange Contracts ............... $— $145,982 $— $145,982
Futures Contracts ....................... 89,197 — — 89,197
Total Other Financial Instruments ......... $89,197 $145,982 $— $235,179
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $282,199 $— $282,199
Futures Contracts ........................ 47,263 — — 47,263
Total Other Financial Instruments ......... $47,263 $282,199 $— $329,462
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $91,493,289, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
52
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
(continued)
Abbreviations
Counterparty
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GBP
British Pound
HUF
Hungarian Forint
JPY
Japanese Yen
MXN
Mexican Peso
NOK
Norwegian Krone
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IO
Interest Only
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
53
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Allocation VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Allocation VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
54
franklintempleton.com
Annual Report
Franklin Allocation VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $18,331,482
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $2,430,932
Interest Earned from Federal Obligations Note (1) $3,947,224

FFA P2 01/26
Franklin Allocation VIP Fund
55
franklintempleton.com
Annual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
SUPPLEMENT DATED JANUARY 28, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED MAY 1, 2024, OF
FRANKLIN ALLOCATION VIP FUND (THE “FUND”)
1. Effective March 31, 2025, Wylie Tollette is anticipated to retire and step down as a member of the Fund’s portfolio management team.
2. Effective January 31, 2025, the following changes are made to the Fund’s Summary
Prospectus, Prospectus and SAI:
a. The following is added to the section titled “Fund Summaries – Portfolio Managers” in the
Fund's Summary Prospectus and Prospectus:
Berkeley Belknap
Portfolio Manager of Advisers and portfolio manager of the Fund since January 2025.
b. The following is added to the section titled “Fund Details – Management” in the Fund’s
Prospectus:
Berkeley Belknap Portfolio Manager of Advisers
Ms. Belknap has been a co-lead portfolio manager of the Fund since January 2025. She joined Franklin Templeton in 2019.
c. The following replaces the seventh and eighth paragraphs in the section titled “Fund Details –
Management” in the Fund’s Prospectus:
Jacqueline Kenney, CFA Portfolio Manager of Advisers
Ms. Kenney has been a co-lead portfolio manager of the Fund since January 2025 and portfolio manager of the
Fund since 2022. She joined Franklin Templeton in 2010.
As co-lead portfolio managers of the Fund, Messrs. Nelson and Tollette and Mses. Belknap and Kenney are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, the implementation of the Fund's asset allocation strategy, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

Franklin Allocation VIP Fund
56
franklintempleton.com
Annual Report
d. The following is added to the section titled “Management and Other Services – Portfolio managers” in the Fund’s SAI:
*Information is provided as of December 31, 2024.
e. The following is added to the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the Fund’s SAI:
As of December 31, 2024, Berkeley Belknap did not own any shares of the Fund.
Please retain this supplement for future reference.
Name Type of Account
Number
of
Accounts
Managed
Total Assets
Managed (x
$1 million)
Number of
Accounts
Managed
for which
Advisory Fee
is Performance
Based
Assets Managed
for which
Advisory Fee
is Performance
Based (x $1
million)
Berkeley
Belknap*
Registered Investment
Companies
Other Pooled Investment
Vehicles
Other Accounts
14
41
13
5,513.8
7,215.2
2,839.1
None
None
None
None
None
None

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
57
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund‘s investment manager according to the terms of the agreement.
Board Approval of Investment Management Agreements
For the period covered by this report
Not applicable.

11536-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
DynaTech VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 20
Tax Information 21
Changes In and Disagreements with Accountants 22
Results of Meeting(s) of Shareholders 22
Remuneration Paid to Directors, Officers and Others 22
Board Approval of Management and Subadvisory Agreements 22

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin DynaTech VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.57 $4.27 $2.96 $11.85 $10.92
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.03) (0.02) (0.01) (0.02) (0.08)
Net realized and unrealized gains (losses) ........... 1.04 1.32 1.32 (4.52) 1.79
Total from investment operations .................... 1.01 1.30 1.31 (4.54) 1.71
Less distributions from:
Net realized gains ............................. — — — (4.35) (0.78)
Net asset value, end of year ....................... $6.58 $5.57 $4.27 $2.96 $11.85
Total return
c
................................... 18.13% 30.44% 43.77% (39.96)% 16.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.88% 0.87% 0.90% 0.91% 1.03%
Expenses net of waiver and payments by affiliates ....... 0.88%
d
0.87%
d
0.89%
e
0.90%
e
0.96%
Net investment (loss) ............................ (0.56)% (0.48)% (0.41)% (0.49)% (0.71)%
Supplemental data
Net assets , end of year (000’s) ..................... $163,622 $151,113 $125,878 $74,486 $139,784
Portfolio turnover rate ............................ 36.55% 21.64% 22.25% 34.99% 74.97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.86 $3.73 $2.59 $11.23 $10.40
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.03) (0.03) (0.02) (0.03) (0.09)
Net realized and unrealized gains (losses) ........... 0.90 1.16 1.16 (4.26) 1.70
Total from investment operations .................... 0.87 1.13 1.14 (4.29) 1.61
Less distributions from:
Net realized gains ............................. — — — (4.35) (0.78)
Net asset value, end of year ....................... $5.73 $4.86 $3.73 $2.59 $11.23
Total return
c
................................... 17.90% 30.29% 44.02% (40.20)% 16.09%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.98% 0.97% 1.00% 1.01% 1.13%
Expenses net of waiver and payments by affiliates ....... 0.98%
d
0.97%
d
1.00%
d,e
1.00%
e
1.06%
Net investment (loss) ............................ (0.66)% (0.58)% (0.50)% (0.59)% (0.81)%
Supplemental data
Net assets , end of year (000’s) ..................... $26,927 $27,913 $25,919 $20,496 $36,515
Portfolio turnover rate ............................ 36.55% 21.64% 22.25% 34.99% 74.97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2025
Franklin DynaTech VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Aerospace & Defense 2.8%
a
Axon Enterprise, Inc. ................................. United States 4,644 $ 2,637,467
Elbit Systems Ltd. ................................... Israel 507 292,899
a
Karman Holdings, Inc. ................................ United States 7,678 561,799
a
Kratos Defense & Security Solutions, Inc. ................. United States 16,177 1,227,996
a
Rocket Lab Corp. ................................... United States 8,661 604,192
5,324,353
Automobiles 2.7%
a
Tesla, Inc. ......................................... United States 11,650 5,239,238
Biotechnology 4.3%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 1,485 590,510
a
Arcutis Biotherapeutics, Inc. ........................... United States 2,455 71,293
a
Argenx SE ........................................ Netherlands 1,503 1,267,846
a
Ascendis Pharma A/S , ADR ........................... Denmark 6,701 1,428,921
a
BeOne Medicines Ltd. , ADR ........................... United States 304 92,358
a
Bridgebio Pharma, Inc. ............................... United States 2,770 211,877
a,b
Caris Life Sciences, Inc. .............................. United States 1,931 52,098
a
Insmed, Inc. ....................................... United States 6,210 1,080,789
a
Ionis Pharmaceuticals, Inc. ............................ United States 4,683 370,472
a
Krystal Biotech, Inc. ................................. United States 660 162,716
a
Natera, Inc. ........................................ United States 10,119 2,318,162
a
PTC Therapeutics, Inc. ............................... United States 985 74,821
a
Revolution Medicines, Inc. ............................. United States 1,324 105,457
a
Rhythm Pharmaceuticals, Inc. .......................... United States 749 80,173
a
Samsung Episholdings Co. Ltd. ......................... South Korea 46 23,726
a
United Therapeutics Corp. ............................. United States 682 332,305
8,263,524
Broadline Retail 9.4%
a
Amazon.com, Inc. ................................... United States 60,564 13,979,383
a
MercadoLibre, Inc. .................................. Brazil 1,362 2,743,422
a
Sea Ltd. , ADR ...................................... Singapore 9,646 1,230,540
17,953,345
Capital Markets 1.0%
a,b
Bullish, Inc. ........................................ United States 300 11,361
a
Robinhood Markets, Inc. , A ............................ United States 11,966 1,353,355
Tradeweb Markets, Inc. , A ............................. United States 5,075 545,765
1,910,481
Communications Equipment 0.8%
a
Arista Networks, Inc. ................................. United States 11,015 1,443,295
Construction & Engineering 0.4%
a
Legence Corp. , A ................................... United States 4,300 185,072
Quanta Services, Inc. ................................ United States 1,475 622,539
807,611
Consumer Finance 0.0%
†
a,b
Figure Technology Solutions, Inc. , A ..................... United States 1,428 58,320
Electrical Equipment 0.8%
a
Bloom Energy Corp. , A ............................... United States 6,075 527,857
GE Vernova, Inc. .................................... United States 1,392 909,769
a
Nextpower, Inc. , A ................................... United States 656 57,144
1,494,770
Electronic Equipment, Instruments & Components 3.1%
Amphenol Corp. , A .................................. United States 15,095 2,039,938

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
a
Celestica, Inc. ...................................... Canada 12,853 $ 3,799,476
5,839,414
Energy Equipment & Services 0.2%
Baker Hughes Co. , A ................................. United States 845 38,481
a
Oceaneering International, Inc. ......................... United States 1,724 41,428
TechnipFMC plc .................................... United Kingdom 8,114 361,560
441,469
Entertainment 2.4%
a
Netflix, Inc. ........................................ United States 29,760 2,790,298
a
ROBLOX Corp. , A ................................... United States 13,412 1,086,774
a
Roku, Inc. , A ....................................... United States 1,711 185,626
a
Spotify Technology SA ................................ United States 1,005 583,614
4,646,312
Financial Services 3.5%
a
Affirm Holdings, Inc. , A ............................... United States 6,690 497,937
Mastercard, Inc. , A .................................. United States 6,672 3,808,911
a
Toast, Inc. , A ....................................... United States 554 19,673
Visa, Inc. , A ........................................ United States 6,878 2,412,183
6,738,704
Ground Transportation 0.4%
a
Uber Technologies, Inc. ............................... United States 8,326 680,317
Health Care Equipment & Supplies 1.5%
a
IDEXX Laboratories, Inc. .............................. United States 654 442,450
a
Intuitive Surgical, Inc. ................................ United States 4,330 2,452,339
a
Kestra Medical Technologies Ltd. ....................... United States 2,288 60,678
2,955,467
Health Care Providers & Services 1.0%
a
GeneDx Holdings Corp. , A ............................. United States 3,368 438,042
a
Guardant Health, Inc. ................................ United States 11,705 1,195,549
a
Hinge Health, Inc. , A ................................. United States 3,923 182,223
1,815,814
Health Care Technology 0.4%
a
Doximity, Inc. , A .................................... United States 878 38,878
a
HeartFlow, Inc. ..................................... United States 4,157 121,176
Pro Medicus Ltd. .................................... Australia 3,350 491,992
a
Veeva Systems, Inc. , A ............................... United States 690 154,029
806,075
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc. ............................... United States 343 1,836,878
a
DoorDash, Inc. , A ................................... United States 8,305 1,880,917
3,717,795
Interactive Media & Services 11.9%
Alphabet, Inc. , A .................................... United States 39,872 12,479,936
Meta Platforms, Inc. , A ............................... United States 14,335 9,462,390
a
Reddit, Inc. , A ...................................... United States 3,007 691,219
c
Tencent Holdings Ltd. ................................ China 694 53,260
22,686,805
IT Services 5.0%
a
Cloudflare, Inc. , A ................................... United States 16,655 3,283,533

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a
MongoDB, Inc. , A ................................... United States 688 $ 288,747
a
Shopify, Inc. , A ..................................... Canada 34,230 5,511,515
a
Snowflake, Inc. , A ................................... United States 1,992 436,965
9,520,760
Life Sciences Tools & Services 0.4%
a
Adaptive Biotechnologies Corp. ......................... United States 1,178 19,131
a
Medpace Holdings, Inc. ............................... United States 653 366,757
a,d
Samsung Biologics Co. Ltd. , 144A , Reg S ................. South Korea 106 124,463
a
Tempus AI, Inc. , A ................................... United States 4,933 291,294
801,645
Machinery 0.1%
a
Symbotic, Inc. , A .................................... United States 2,604 154,938
Pharmaceuticals 1.8%
a
Axsome Therapeutics, Inc. ............................ United States 368 67,212
a
Corcept Therapeutics, Inc. ............................ United States 1,164 40,507
Eli Lilly & Co. ...................................... United States 1,997 2,146,136
a
Jazz Pharmaceuticals plc ............................. United States 2,355 400,350
a
Ligand Pharmaceuticals, Inc. ........................... United States 2,991 565,508
a
Tarsus Pharmaceuticals, Inc. ........................... United States 1,447 118,480
3,338,193
Semiconductors & Semiconductor Equipment 24.2%
Analog Devices, Inc. ................................. United States 1,680 455,616
a
ARM Holdings plc , ADR .............................. United States 1,625 177,629
ASML Holding NV , ADR .............................. Netherlands 657 702,898
Broadcom, Inc. ..................................... United States 32,111 11,113,617
a
First Solar, Inc. ..................................... United States 301 78,630
KLA Corp. ......................................... United States 1,670 2,029,184
Lam Research Corp. ................................. United States 14,050 2,405,079
Monolithic Power Systems, Inc. ......................... United States 1,676 1,519,059
NVIDIA Corp. ...................................... United States 115,332 21,509,418
a
SiTime Corp. ....................................... United States 142 50,153
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 20,000 6,077,800
46,119,083
Software 13.8%
a
AppLovin Corp. , A ................................... United States 7,300 4,918,886
a
Cadence Design Systems, Inc. ......................... United States 3,997 1,249,382
a
Circle Internet Group, Inc. , A ........................... United States 1,081 85,723
Constellation Software, Inc. ............................ Canada 69 165,966
a
Crowdstrike Holdings, Inc. , A ........................... United States 1,402 657,202
a
Figma, Inc. , A ...................................... United States 539 20,142
a
Guidewire Software, Inc. .............................. United States 1,970 395,990
Intuit, Inc. ......................................... United States 1,011 669,707
a
Life360, Inc. ....................................... United States 2,677 171,703
Microsoft Corp. ..................................... United States 27,264 13,185,416
a
Palantir Technologies, Inc. , A ........................... United States 10,675 1,897,481
a
Palo Alto Networks, Inc. .............................. United States 6,645 1,224,009
a
ServiceTitan, Inc. , A ................................. United States 5,568 592,992
a
Synopsys, Inc. ..................................... United States 1,988 933,803
a
Unity Software, Inc. .................................. United States 1,375 60,734
26,229,136
Specialty Retail 0.5%
a
Carvana Co. , A ..................................... United States 2,314 976,554

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
See Abbreviations on page 19 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc. ........................................ United States 26,638 $ 7,241,807
Total Common Stocks (Cost $ 77,437,764 ) ....................................
187,205,225
Warrants
Warrants 0.0%
Software 0.0%
a,e
Constellation Software, Inc. , 3/31/40 ..................... Canada 341 —
Total Warrants (Cost $ – ) ....................................................
—
Total Long Term Investments (Cost $ 77,437,764 ) ..............................
187,205,225
a
Short Term Investments 1.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.8%
f,g
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 3,510,309 3,510,309
Total Money Market Funds (Cost $ 3,510,309 ) .................................
3,510,309
h
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
f,g
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 114,025 114,025
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 114,025 ) ............................................................
114,025
Total Short Term Investments (Cost $ 3,624,334 ) ...............................
3,624,334
a
Total Investments (Cost $ 81,062,098 ) 100.1% .................................
$190,829,559
Other Assets, less Liabilities (0.1) % .........................................
(280,807)
Net Assets 100.0% .........................................................
$190,548,752
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2025. See Note 1(c).

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At December 31, 2025, the value of this security was $53,260, representing
0.0% of net assets.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the value of this security was $124,463, representing 0.1% of net assets.
e
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
f
See Note 3(e) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Franklin
DynaTech VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $77,437,764
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 3,624,334
Value - Unaffiliated issuers (Includes securities loaned of $ 109,230 ) ................................... $187,205,225
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 3,624,334
Cash .................................................................................... 13,650
Foreign currency, at value (cost $ 2,829 ) .......................................................... 2,799
Receivables:
Capital shares sold ........................................................................ 18,537
Dividends ............................................................................... 30,871
Total assets .......................................................................... 190,895,416
Liabilities:
Payables:
Capital shares redeemed ................................................................... 40,935
Management fees ......................................................................... 92,775
Distribution fees .......................................................................... 43,321
Professional fees ......................................................................... 48,527
Trustees' fees and expenses ................................................................. 21
Payable upon return of securities loaned (Note 1 c ) .................................................. 114,025
Accrued expenses and other liabilities ........................................................... 7,060
Total liabilities ......................................................................... 346,664
Net assets, at value ................................................................. $190,548,752
Net assets consist of:
Paid-in capital ............................................................................. $67,035,633
Total distributable earnings (losses) ............................................................. 123,513,119
Net assets, at value ................................................................. $190,548,752
Franklin
DynaTech VIP
Fund
Class 2:
Net assets, at value ....................................................................... $163,621,894
Shares outstanding ........................................................................ 24,885,093
Net asset value and maximum offering price per share
a
............................................. $6.58
Class 4:
Net assets, at value ....................................................................... $26,926,858
Shares outstanding ........................................................................ 4,698,729
Net asset value and maximum offering price per share
a
............................................. $5.73
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Franklin
DynaTech VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $10,663)
Unaffiliated issuers ........................................................................ $484,745
Non-controlled affiliates (Note 3 e ) ............................................................. 70,823
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (9,058)
Non-controlled affiliates (Note 3 e ) ............................................................. 18,525
Total investment income ................................................................... 565,035
Expenses:
Management fees (Note 3 a ) ................................................................... 1,019,165
Distribution fees: (Note 3c )
Class 2 ................................................................................ 377,639
Class 4 ................................................................................ 93,721
Custodian fees ............................................................................ 2,499
Reports to shareholders fees .................................................................. 8,049
Professional fees ........................................................................... 78,202
Trustees' fees and expenses .................................................................. 2,145
Other .................................................................................... 15,788
Total expenses ......................................................................... 1,597,208
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (5,579)
Net expenses ......................................................................... 1,591,629
Net investment income (loss) ............................................................ (1,026,594)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 18,907,863
Foreign currency transactions ................................................................ (1,678)
Net realized gain (loss) .................................................................. 18,906,185
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 10,492,473
Translation of other assets and liabilities denominated in foreign currencies .............................. 62
Net change in unrealized appreciation (depreciation) ............................................ 10,492,535
Net realized and unrealized gain (loss) ............................................................ 29,398,720
Net increase (decrease) in net assets resulting from operations .......................................... $28,372,126

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Franklin DynaTech VIP Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(1,026,594) $(847,558)
Net realized gain (loss) ................................................. 18,906,185 14,620,212
Net change in unrealized appreciation (depreciation) ........................... 10,492,535 30,637,724
Net increase (decrease) in net assets resulting from operations ................ 28,372,126 44,410,378
Capital share transactions: (Note 2 )
Class 2 ............................................................. (11,396,177) (11,898,394)
Class 4 ............................................................. (5,453,137) (5,283,171)
Total capital share transactions ............................................ (16,849,314) (17,181,565)
Net increase (decrease) in net assets ................................... 11,522,812 27,228,813
Net assets:
Beginning of year ....................................................... 179,025,940 151,797,127
End of year ........................................................... $190,548,752 $179,025,940

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin DynaTech VIP Fund
12
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of seventeen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin DynaTech VIP Fund (Fund)
is included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. The Fund offers two classes of shares:
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Franklin DynaTech VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Franklin DynaTech VIP Fund
(continued)
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Franklin DynaTech VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.573% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 2 Shares:
Shares sold ................................... 6,242,885 $36,016,399 3,531,381 $17,710,587
Shares redeemed ............................... (8,493,589) (47,412,576) (5,870,267) (29,608,981)
Net increase (decrease) .......................... (2,250,704) $(11,396,177) (2,338,886) $(11,898,394)
Class 4 Shares:
Shares sold ................................... 392,139 $1,901,451 457,236 $2,010,540
Shares redeemed ............................... (1,438,632) (7,354,588) (1,661,255) (7,293,711)
Net increase (decrease) .......................... (1,046,493) $(5,453,137) (1,204,019) $(5,283,171)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.630% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Franklin DynaTech VIP Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.71%, based on the average net assets of each class until April 30,
2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $114,911 $40,341,999 $(36,946,601) $— $— $3,510,309 3,510,309 $70,823
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $436,190 $14,492,613 $(14,814,778) $— $— $114,025 114,025 $18,525
Total Affiliated Securities ... $551,101 $54,834,612 $(51,761,379) $— $— $3,624,334 $89,348
3 . Transactions with Affiliates (continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Franklin DynaTech VIP Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended December 31, 2025, the Fund utilized $4,172,717 of capital loss carryforwards.
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$64,936,467 and $86,138,462, respectively.
At December 31, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$114,025 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary
Cost of investments .......................................................................... $82,027,343
Unrealized appreciation ........................................................................ $110,048,873
Unrealized depreciation ........................................................................ (1,246,657)
Net unrealized appreciation (depreciation) .......................................................... $108,802,216
Distributable earnings:
Undistributed long term capital gains .............................................................. 14,710,865

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Franklin DynaTech VIP Fund
(continued)
and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2025, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 5,324,353 $ — $ — $ 5,324,353
Automobiles .......................... 5,239,238 — — 5,239,238
Biotechnology ......................... 6,995,678 1,267,846 — 8,263,524
Broadline Retail ....................... 17,953,345 — — 17,953,345
Capital Markets ........................ 1,910,481 — — 1,910,481
Communications Equipment .............. 1,443,295 — — 1,443,295
Construction & Engineering ............... 807,611 — — 807,611
Consumer Finance ..................... 58,320 — — 58,320
Electrical Equipment .................... 1,494,770 — — 1,494,770
Electronic Equipment, Instruments &
Components ........................ 5,839,414 — — 5,839,414
Energy Equipment & Services ............. 441,469 — — 441,469
Entertainment ......................... 4,646,312 — — 4,646,312
Financial Services ...................... 6,738,704 — — 6,738,704
Ground Transportation .................. 680,317 — — 680,317
Health Care Equipment & Supplies ......... 2,955,467 — — 2,955,467
Health Care Providers & Services .......... 1,815,814 — — 1,815,814
Health Care Technology ................. 314,083 491,992 — 806,075
Hotels, Restaurants & Leisure ............. 3,717,795 — — 3,717,795
Interactive Media & Services .............. 22,633,545 53,260 — 22,686,805
7. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Franklin DynaTech VIP Fund
(continued)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the year.
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin DynaTech VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
IT Services ........................... $ 9,520,760 $ — $ — $ 9,520,760
Life Sciences Tools & Services ............ 677,182 124,463 — 801,645
Machinery ............................ 154,938 — — 154,938
Pharmaceuticals ....................... 3,338,193 — — 3,338,193
Semiconductors & Semiconductor Equipment . 46,119,083 — — 46,119,083
Software ............................. 26,229,136 — — 26,229,136
Specialty Retail ........................ 976,554 — — 976,554
Technology Hardware, Storage & Peripherals . 7,241,807 — — 7,241,807
Warrants ............................... — — —
b
—
Short Term Investments ................... 3,624,334 — — 3,624,334
Total Investments in Securities ........... $188,891,998 $1,937,561
c
$— $190,829,559
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $1,937,561, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
20
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin DynaTech VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
DynaTech VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
21
franklintempleton.com
Annual Report
Franklin DynaTech VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $435,077

Franklin Templeton Variable Insurance Products Trust
22
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4410-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Global Real Estate VIP
Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 7
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 18
Tax Information 19
Changes In and Disagreements with Accountants 20
Results of Meeting(s) of Shareholders 20
Remuneration Paid to Directors, Officers and Others 20
Board Approval of Management and Subadvisory Agreements 20

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Global Real Estate VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.74 $13.01 $12.01 $18.06 $14.66
Income from investment operations
a
:
Net investment income
b
......................... 0.21 0.28 0.30 0.21 0.19
Net realized and unrealized gains (losses) ........... 0.83 (0.29) 1.07 (4.83) 3.76
Total from investment operations .................... 1.04 (0.01) 1.37 (4.62) 3.95
Less distributions from:
Net investment income .......................... (0.21) (0.26) (0.37) (0.39) (0.18)
Net realized gains ............................. — — — (1.04) (0.37)
Total distributions ............................... (0.21) (0.26) (0.37) (1.43) (0.55)
Net asset value, end of year ....................... $13.57 $12.74 $13.01 $12.01 $18.06
Total return
c
................................... 8.22% 0.03% 11.68% (25.92)% 27.20%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.18% 1.12% 1.16% 1.14% 1.16%
Expenses net of waiver and payments by affiliates ....... 1.00% 1.00% 1.00%
d
1.00%
d
1.00%
d
Net investment income ........................... 1.61% 2.15% 2.49% 1.50% 1.14%
Supplemental data
Net assets , end of year (000’s) ..................... $731 $695 $709 $727 $1,001
Portfolio turnover rate ............................ 33.46% 38.41% 18.27% 15.44% 26.48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.27 $12.55 $11.59 $17.47 $14.21
Income from investment operations
a
:
Net investment income
b
......................... 0.17 0.23 0.26 0.17 0.14
Net realized and unrealized gains (losses) ........... 0.80 (0.28) 1.04 (4.66) 3.63
Total from investment operations .................... 0.97 (0.05) 1.30 (4.49) 3.77
Less distributions from:
Net investment income .......................... (0.18) (0.23) (0.34) (0.35) (0.14)
Net realized gains ............................. — — — (1.04) (0.37)
Total distributions ............................... (0.18) (0.23) (0.34) (1.39) (0.51)
Net asset value, end of year ....................... $13.06 $12.27 $12.55 $11.59 $17.47
Total return
c
................................... 7.93% (0.32)% 11.43% (26.06)% 26.79%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.43% 1.37% 1.41% 1.40% 1.41%
Expenses net of waiver and payments by affiliates ....... 1.25% 1.25% 1.25%
d
1.25%
d
1.25%
d
Net investment income ........................... 1.35% 1.88% 2.23% 1.24% 0.88%
Supplemental data
Net assets , end of year (000’s) ..................... $101,466 $101,968 $110,116 $108,583 $154,411
Portfolio turnover rate ............................ 33.46% 38.41% 18.27% 15.44% 26.48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2025
Franklin Global Real Estate VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.0%
Diversified REITs 7.8%
British Land Co. plc (The) ............................. United Kingdom 175,904 $ 954,526
Broadstone Net Lease, Inc. ............................ United States 62,910 1,092,747
CapitaLand Integrated Commercial Trust .................. Singapore 910,347 1,689,646
KDX Realty Investment Corp. .......................... Japan 900 1,010,119
Shaftesbury Capital plc ............................... United Kingdom 488,672 953,251
Star Asia Investment Corp. ............................ Japan 2,140 842,313
Stockland ......................................... Australia 359,400 1,370,289
7,912,891
Health Care Providers & Services 1.4%
Chartwell Retirement Residences ....................... Canada 99,666 1,459,536
Health Care REITs 13.0%
American Healthcare REIT, Inc. ......................... United States 24,237 1,140,593
Sabra Health Care REIT, Inc. .......................... United States 58,230 1,102,876
Ventas, Inc. ........................................ United States 36,080 2,791,871
Welltower, Inc. ..................................... United States 44,478 8,255,562
13,290,902
Hotel & Resort REITs 2.1%
Japan Hotel REIT Investment Corp. ...................... Japan 1,346 702,482
Ryman Hospitality Properties, Inc. ....................... United States 8,356 790,645
Sunstone Hotel Investors, Inc. .......................... United States 71,033 635,035
2,128,162
Industrial REITs 13.8%
EastGroup Properties, Inc. ............................ United States 8,688 1,547,681
First Industrial Realty Trust, Inc. ........................ United States 24,934 1,427,970
Goodman Group .................................... Australia 148,903 3,064,151
Mapletree Logistics Trust ............................. Singapore 952,298 975,883
Prologis, Inc. ....................................... United States 39,915 5,095,549
Tritax Big Box REIT plc ............................... United Kingdom 527,066 1,077,029
Warehouses De Pauw CVA ............................ Belgium 36,480 946,051
14,134,314
Office REITs 4.5%
BXP, Inc. .......................................... United States 13,166 888,442
Cousins Properties, Inc. .............................. United States 46,618 1,201,812
Daiwa Office Investment Corp. ......................... Japan 360 859,789
Gecina SA ........................................ France 11,913 1,131,409
SL Green Realty Corp. ............................... United States 10,380 476,130
4,557,582
Real Estate Management & Development 12.8%
Cibus Nordic Real Estate AB publ ....................... Sweden 36,635 584,751
City Developments Ltd. ............................... Singapore 140,238 872,283
a
CTP NV , 144A , Reg S ................................ Netherlands 46,414 972,576
b
Fastighets AB Balder , B ............................... Sweden 141,822 1,046,832
Henderson Land Development Co. Ltd. ................... Hong Kong 203,191 735,813
Mitsui Fudosan Co. Ltd. .............................. Japan 269,415 3,061,706
Sumitomo Realty & Development Co. Ltd. ................. Japan 75,228 1,888,670
Sun Hung Kai Properties Ltd. .......................... Hong Kong 124,671 1,518,030
Swire Properties Ltd. ................................. Hong Kong 278,123 751,054
TAG Immobilien AG .................................. Germany 67,410 1,044,034
Vonovia SE ........................................ Germany 21,858 629,059
13,104,808

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs 13.0%
American Homes 4 Rent , A ............................ United States 73,343 $ 2,354,310
AvalonBay Communities, Inc. .......................... United States 18,058 3,274,096
Boardwalk Real Estate Investment Trust .................. Canada 22,035 1,035,166
Camden Property Trust ............................... United States 24,248 2,669,220
Comforia Residential REIT, Inc. ......................... Japan 295 627,318
Equity LifeStyle Properties, Inc. ......................... United States 21,806 1,321,662
a
GO Residential Real Estate Investment Trust , 144A , Reg S .... United States 33,941 397,789
Independence Realty Trust, Inc. ........................ United States 31,008 542,020
Irish Residential Properties REIT plc ..................... Ireland 443,185 488,539
UNITE Group plc (The) ............................... United Kingdom 80,653 607,221
13,317,341
Retail REITs 16.6%
Brixmor Property Group, Inc. ........................... United States 62,821 1,647,167
Carmila SA ........................................ France 34,334 684,935
First Capital Real Estate Investment Trust ................. Canada 66,197 911,532
InvenTrust Properties Corp. ............................ United States 19,797 558,473
Macerich Co. (The) .................................. United States 37,874 699,154
NETSTREIT Corp. .................................. United States 98,551 1,738,440
Realty Income Corp. ................................. United States 74,417 4,194,886
Regency Centers Corp. ............................... United States 25,391 1,752,741
Simon Property Group, Inc. ............................ United States 11,220 2,076,934
Unibail-Rodamco-Westfield ............................ France 13,113 1,425,998
Vicinity Ltd. ........................................ Australia 730,384 1,243,481
16,933,741
Specialized REITs 14.0%
CubeSmart ........................................ United States 26,525 956,226
Digital Core REIT Management Pte. Ltd. .................. Singapore 899,513 458,228
Digital Realty Trust, Inc. .............................. United States 22,305 3,450,806
Equinix, Inc. ....................................... United States 6,605 5,060,487
Extra Space Storage, Inc. ............................. United States 16,490 2,147,328
Iron Mountain, Inc. .................................. United States 14,127 1,171,835
b
Shurgard Self Storage Ltd. ............................ Belgium 19,018 653,577
Smartstop Self Storage REIT, Inc. ....................... United States 14,468 447,640
14,346,127
Total Common Stocks (Cost $ 72,733,870 ) ....................................
101,185,404
Short Term Investments 0.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.9%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 871,183 871,183
Total Money Market Funds (Cost $ 871,183 ) ...................................
871,183
Total Short Term Investments (Cost $ 871,183 ) ................................
871,183
a
Total Investments (Cost $ 73,605,053 ) 99.9% ..................................
$102,056,587
Other Assets, less Liabilities 0.1% ...........................................
139,683
Net Assets 100.0% .........................................................
$102,196,270
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
See Abbreviations on page 17 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $1,370,365, representing 1.3% of net assets.
b
Non-income producing.
c
See Note 3 ( e ) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
Franklin Global
Real Estate VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $72,733,870
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 871,183
Value - Unaffiliated issuers .................................................................. $101,185,404
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 871,183
Cash .................................................................................... 61,189
Receivables:
Investment securities sold ................................................................... 28
Capital shares sold ........................................................................ 67
Dividends and interest ..................................................................... 411,392
Total assets .......................................................................... 102,529,263
Liabilities:
Payables:
Investment securities purchased .............................................................. 177,157
Capital shares redeemed ................................................................... 16,943
Management fees ......................................................................... 50,148
Distribution fees .......................................................................... 21,379
Professional fees ......................................................................... 56,805
Trustees' fees and expenses ................................................................. 46
Accrued expenses and other liabilities ........................................................... 10,515
Total liabilities ......................................................................... 332,993
Net assets, at value ................................................................. $102,196,270
Net assets consist of:
Paid-in capital ............................................................................. $74,559,484
Total distributable earnings (losses) ............................................................. 27,636,786
Net assets, at value ................................................................. $102,196,270
Franklin Global
Real Estate VIP
Fund
Class 1:
Net assets, at value ....................................................................... $730,619
Shares outstanding ........................................................................ 53,857
Net asset value and maximum offering price per share
a
............................................. $13.57
Class 2:
Net assets, at value ....................................................................... $101,465,651
Shares outstanding ........................................................................ 7,766,619
Net asset value and maximum offering price per share
a
............................................. $13.06
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Global
Real Estate VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $143,192)
Unaffiliated issuers ........................................................................ $2,639,809
Non-controlled affiliates (Note 3 e ) ............................................................. 5,680
Interest:
Unaffiliated issuers ........................................................................ 18,735
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (3,488)
Non-controlled affiliates (Note 3 e ) ............................................................. 8,011
Total investment income ................................................................... 2,668,747
Expenses:
Management fees (Note 3 a ) ................................................................... 1,076,683
Distribution fees: (Note 3c )
Class 2 ................................................................................ 254,568
Custodian fees ............................................................................ 4,202
Reports to shareholders fees .................................................................. 11,815
Professional fees ........................................................................... 101,621
Trustees' fees and expenses .................................................................. 1,391
Other .................................................................................... 12,738
Total expenses ......................................................................... 1,463,018
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (183,038)
Net expenses ......................................................................... 1,279,980
Net investment income ................................................................ 1,388,767
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 2,984,280
Foreign currency transactions ................................................................ 21,792
Net realized gain (loss) .................................................................. 3,006,072
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 3,391,763
Translation of other assets and liabilities denominated in foreign currencies .............................. 6,682
Net change in unrealized appreciation (depreciation) ............................................ 3,398,445
Net realized and unrealized gain (loss) ............................................................ 6,404,517
Net increase (decrease) in net assets resulting from operations .......................................... $7,793,284

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Franklin Global Real Estate VIP Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,388,767 $1,990,589
Net realized gain (loss) ................................................. 3,006,072 2,713,479
Net change in unrealized appreciation (depreciation) ........................... 3,398,445 (5,057,258)
Net increase (decrease) in net assets resulting from operations ................ 7,793,284 (353,190)
Distributions to shareholders:
Class 1 ............................................................. (11,273) (14,055)
Class 2 ............................................................. (1,423,084) (1,932,902)
Total distributions to shareholders .......................................... (1,434,357) (1,946,957)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (8,967) 1,314
Class 2 ............................................................. (6,817,072) (5,862,732)
Total capital share transactions ............................................ (6,826,039) (5,861,418)
Net increase (decrease) in net assets ................................... (467,112) (8,161,565)
Net assets:
Beginning of year ....................................................... 102,663,382 110,824,947
End of year ........................................................... $102,196,270 $102,663,382

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Global Real Estate VIP Fund
10
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of seventeen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Global Real Estate VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31, 2025,
78.7% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Distributions received by the Fund from certain securities
may be a return of capital (ROC). Such distributions reduce
the cost basis of the securities, and any distributions in
excess of the cost basis are recognized as capital gains.
For U.S. Real Estate Investment Trust (REIT) securities,
the Fund records ROC estimates, if any, on the ex-dividend
date and are adjusted once actual tax designations are
known.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 1.050% of the Fund’s average daily net assets.
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 198 $2,586 851 $10,630
Shares issued in reinvestment of distributions .......... 848 11,273 1,150 14,055
Shares redeemed ............................... (1,769) (22,826) (1,873) (23,371)
Net increase (decrease) .......................... (723) $(8,967) 128 $1,314
Class 2 Shares:
Shares sold ................................... 341,150 $4,365,866 405,837 $5,165,914
Shares issued in reinvestment of distributions .......... 110,919 1,423,084 163,944 1,932,902
Shares redeemed ............................... (993,126) (12,606,022) (1,038,547) (12,961,548)
Net increase (decrease) .......................... (541,057) $(6,817,072) (468,766) $(5,862,732)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $500 million
0.950% Over $500 million, up to and including $1 billion
0.900% Over $1 billion, up to and including $1.5 billion
0.850% Over $1.5 billion, up to and including $6.5 billion
0.830% Over $6.5 billion, up to and including $11.5 billion
0.810% Over $11.5 billion, up to and including $16.5 billion
0.790% Over $16.5 billion, up to and including $19 billion
0.780% Over $19 billion, up to and including $21.5 billion
0.770% In excess of $21.5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Real Estate VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund , 3.681% ............ $— $3,598,094 $(2,726,911) $— $— $871,183 871,183 $5,680
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund , 3.681% ............ $— $6,030,000 $(6,030,000) $— $— $— — $8,011
Total Affiliated Securities ... $— $9,628,094 $(8,756,911) $— $— $871,183 $13,691
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.00% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended December 31, 2025, the Fund utilized $1,311,919 of capital loss carryforwards.
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, pass-through entity income, corporate actions and
REITs.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$34,255,031 and $40,104,818, respectively.
2025 2024
Distributions paid from:
Ordinary income .......................................................... $1,434,357 $1,946,957
Cost of investments .......................................................................... $76,798,727
Unrealized appreciation ........................................................................ $30,948,369
Unrealized depreciation ........................................................................ (5,690,509)
Net unrealized appreciation (depreciation) .......................................................... $25,257,860
Distributable earnings:
Undistributed ordinary income ................................................................... $2,166,115
Undistributed long term capital gains .............................................................. 212,254
Total distributable earnings ..................................................................... $2,378,369
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2025, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Diversified REITs ...................... $ 1,092,747 $ 6,820,144 $ — $ 7,912,891
Health Care Providers & Services .......... 1,459,536 — — 1,459,536
Health Care REITs ..................... 13,290,902 — — 13,290,902
Hotel & Resort REITs ................... 1,425,680 702,482 — 2,128,162
Industrial REITs ....................... 8,071,200 6,063,114 — 14,134,314
Office REITs .......................... 2,566,384 1,991,198 — 4,557,582

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Global Real Estate VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Real Estate Management & Development .... $ 584,751 $ 12,520,057 $ — $ 13,104,808
Residential REITs ...................... 12,082,802 1,234,539 — 13,317,341
Retail REITs .......................... 13,579,327 3,354,414 — 16,933,741
Specialized REITs ...................... 13,234,322 1,111,805 — 14,346,127
Short Term Investments ................... 871,183 — — 871,183
Total Investments in Securities ........... $68,258,834 $33,797,753
b
$— $102,056,587
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $33,797,753, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
REIT Real Estate Investment Trust
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
18
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Global Real
Estate VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Global Real Estate VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31,
2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
19
franklintempleton.com
Annual Report
Franklin Global Real Estate VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

Franklin Templeton Variable Insurance Products Trust
20
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4824-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Growth and Income
VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information - Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 20
Tax Information 21
Changes In and Disagreements with Accountants 22
Results of Meeting(s) of Shareholders 22
Remuneration Paid to Directors, Officers and Others 22
Board Approval of Management and Subadvisory Agreements 22

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Growth and Income VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.64 $6.73 $6.64 $15.23 $13.33
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.14 0.14 0.16 0.25
Net realized and unrealized gains (losses) ........... 1.06 1.08 0.45 (1.74) 3.03
Total from investment operations .................... 1.18 1.22 0.59 (1.58) 3.28
Less distributions from:
Net investment income .......................... (0.18) (0.18) (0.16) (0.48) (0.39)
Net realized gains ............................. (0.71) (0.13) (0.34) (6.53) (0.99)
Total distributions ............................... (0.89) (0.31) (0.50) (7.01) (1.38)
Net asset value, end of year ....................... $7.93 $7.64 $6.73 $6.64 $15.23
Total return
c
................................... 16.98% 18.49% 9.18% (6.60)% 25.59%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.79% 0.74% 0.80% 0.75% 0.85%
Expenses net of waiver and payments by affiliates ....... 0.59% 0.59% 0.59% 0.59%
d
0.59%
d
Net investment income ........................... 1.62% 1.88% 2.18% 1.96% 1.71%
Supplemental data
Net assets , end of year (000’s) ..................... $24,826 $20,093 $14,463 $9,002 $5,772
Portfolio turnover rate ............................ 36.30% 32.59% 30.36% 30.16% 30.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.13 $6.31 $6.25 $14.76 $12.97
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.11 0.12 0.14 0.20
Net realized and unrealized gains (losses) ........... 0.99 1.00 0.42 (1.71) 2.94
Total from investment operations .................... 1.09 1.11 0.54 (1.57) 3.14
Less distributions from:
Net investment income .......................... (0.16) (0.16) (0.14) (0.41) (0.36)
Net realized gains ............................. (0.71) (0.13) (0.34) (6.53) (0.99)
Total distributions ............................... (0.87) (0.29) (0.48) (6.94) (1.35)
Net asset value, end of year ....................... $7.35 $7.13 $6.31 $6.25 $14.76
Total return
c
................................... 16.90% 17.99% 8.98% (6.81)% 25.24%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.04% 1.00% 1.04% 0.99% 1.08%
Expenses net of waiver and payments by affiliates ....... 0.84% 0.84% 0.84% 0.84%
d
0.84%
d
Net investment income ........................... 1.37% 1.64% 1.93% 1.67% 1.44%
Supplemental data
Net assets , end of year (000’s) ..................... $33,120 $31,998 $32,311 $33,005 $39,934
Portfolio turnover rate ............................ 36.30% 32.59% 30.36% 30.16% 30.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2025
Franklin Growth and Income VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 82.7%
Aerospace & Defense 1.7%
RTX Corp. ........................................ United States 5,348 $ 980,823
Banks 7.8%
Bank of America Corp. ............................... United States 33,918 1,865,490
JPMorgan Chase & Co. ............................... United States 8,182 2,636,404
4,501,894
Beverages 1.4%
Coca-Cola Co. (The) ................................. United States 11,580 809,558
Broadline Retail 1.2%
a
Amazon.com, Inc. ................................... United States 3,105 716,696
Building Products 0.7%
Carrier Global Corp. ................................. United States 7,559 399,417
Capital Markets 8.2%
Ares Management Corp. , A ............................ United States 573 92,614
BlackRock, Inc. ..................................... United States 757 810,247
Blackstone, Inc. .................................... United States 4,120 635,057
Charles Schwab Corp. (The) ........................... United States 11,050 1,104,005
Intercontinental Exchange, Inc. ......................... United States 1,079 174,755
Morgan Stanley ..................................... United States 11,035 1,959,044
4,775,722
Chemicals 2.1%
Corteva, Inc. ....................................... United States 6,622 443,873
Linde plc .......................................... United States 1,787 761,959
1,205,832
Commercial Services & Supplies 0.2%
Republic Services, Inc. , A ............................. United States 620 131,397
Communications Equipment 2.0%
Cisco Systems, Inc. ................................. United States 15,086 1,162,074
Consumer Finance 1.7%
American Express Co. ............................... United States 2,613 966,679
Consumer Staples Distribution & Retail 3.2%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 3,891 350,307
Casey's General Stores, Inc. ........................... United States 833 460,407
Walmart, Inc. ...................................... United States 9,128 1,016,951
1,827,665
Electric Utilities 5.3%
Duke Energy Corp. .................................. United States 8,575 1,005,075
Evergy, Inc. ........................................ United States 8,145 590,431
NextEra Energy, Inc. ................................. United States 11,153 895,363
PPL Corp. ......................................... United States 17,342 607,317
3,098,186
Electrical Equipment 3.0%
Eaton Corp. plc ..................................... United States 2,558 814,749
Emerson Electric Co. ................................ United States 1,499 198,947
Hubbell, Inc. , B ..................................... United States 1,689 750,102
1,763,798

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity plc .................................. Switzerland 2,559 $ 582,198
Energy Equipment & Services 0.5%
SLB Ltd. .......................................... United States 6,813 261,483
Health Care Equipment & Supplies 2.6%
a
Boston Scientific Corp. ............................... United States 2,720 259,352
GE HealthCare Technologies, Inc. ....................... United States 4,789 392,794
Medtronic plc ...................................... United States 8,879 852,916
1,505,062
Health Care Providers & Services 1.8%
HCA Healthcare, Inc. ................................. United States 1,542 719,898
UnitedHealth Group, Inc. .............................. United States 934 308,323
1,028,221
Health Care REITs 1.5%
Ventas, Inc. ........................................ United States 11,105 859,305
Hotels, Restaurants & Leisure 0.8%
McDonald's Corp. ................................... United States 1,593 486,869
Household Durables 0.5%
Lennar Corp. , A ..................................... United States 2,727 280,336
Household Products 2.1%
Procter & Gamble Co. (The) ........................... United States 8,329 1,193,629
Industrial REITs 1.5%
Prologis, Inc. ....................................... United States 6,803 868,471
Interactive Media & Services 2.5%
Alphabet, Inc. , A .................................... United States 4,622 1,446,686
Life Sciences Tools & Services 2.3%
Danaher Corp. ..................................... United States 1,899 434,719
Thermo Fisher Scientific, Inc. .......................... United States 1,519 880,185
1,314,904
Machinery 4.2%
Caterpillar, Inc. ..................................... United States 1,263 723,535
Ingersoll Rand, Inc. .................................. United States 7,239 573,474
Parker-Hannifin Corp. ................................ United States 1,295 1,138,253
2,435,262
Multi-Utilities 1.0%
CenterPoint Energy, Inc. .............................. United States 14,943 572,915
Oil, Gas & Consumable Fuels 5.3%
Canadian Natural Resources Ltd. ....................... Canada 9,394 317,987
Chevron Corp. ..................................... United States 10,375 1,581,254
Shell plc , ADR ...................................... United States 8,004 588,134
Suncor Energy, Inc. .................................. Canada 13,174 584,398
3,071,773
Pharmaceuticals 4.4%
AstraZeneca plc , ADR ................................ United Kingdom 10,345 951,016
Johnson & Johnson ................................. United States 7,767 1,607,380
2,558,396

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs 1.2%
Mid-America Apartment Communities, Inc. ................ United States 5,141 $ 714,136
Semiconductors & Semiconductor Equipment 3.0%
Broadcom, Inc. ..................................... United States 1,399 484,194
KLA Corp. ......................................... United States 440 534,635
Texas Instruments, Inc. ............................... United States 4,289 744,099
1,762,928
Software 0.9%
Oracle Corp. ....................................... United States 2,717 529,570
Specialty Retail 2.4%
Lowe's Cos., Inc. .................................... United States 4,084 984,897
Tractor Supply Co. .................................. United States 8,664 433,287
1,418,184
Technology Hardware, Storage & Peripherals 0.6%
Dell Technologies, Inc. , C ............................. United States 2,666 335,596
Tobacco 1.7%
Philip Morris International, Inc. ......................... United States 6,003 962,881
Trading Companies & Distributors 1.0%
United Rentals, Inc. .................................. United States 703 568,952
Wireless Telecommunication Services 1.4%
T-Mobile US, Inc. ................................... United States 3,974 806,881
Total Common Stocks (Cost $ 30,485,890 ) ....................................
47,904,379
b
Equity-Linked Securities 9.8%
Broadline Retail 0.5%
c
Mizuho Markets Cayman LP into Amazon.com, Inc. , 144A, 5% ,
8/21/26 ......................................... United States 1,260 287,444
Building Products 0.3%
c
Barclays Bank plc into Carrier Global Corp. , 144A, 6.5% , 6/25/26 United States 3,710 198,078
Capital Markets 0.6%
c
Wells Fargo Bank NA into Charles Schwab Corp. (The) , 144A,
6.5% , 1/08/27 .................................... United States 3,500 352,101
Consumer Finance 0.7%
c
Toronto-Dominion Bank (The) into American Express Co. , 144A,
6.5% , 3/13/26 .................................... United States 1,150 396,993
Consumer Staples Distribution & Retail 0.9%
c
Royal Bank of Canada into Tesco plc , 144A, 7.5% , 1/08/26 .... United Kingdom 5,300 270,590
c
Toronto-Dominion Bank (The) into BJ's Wholesale Club Holdings,
Inc. , 144A, 6% , 12/29/26 ............................ United States 2,500 228,185
498,775
Electrical Equipment 1.0%
c
Merrill Lynch BV into Eaton Corp. plc , 144A, 7% , 5/08/26 ...... United States 740 235,271
c
National Bank of Canada into Hubbell, Inc. , 144A, 7% , 7/31/26 . United States 770 341,347
576,618
Energy Equipment & Services 0.4%
c
Royal Bank of Canada into Schlumberger NV , 144A, 8.5% ,
10/30/26 ........................................ United States 7,000 261,659

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Health Care Providers & Services 0.8%
c
Citigroup Global Markets Holdings, Inc. into HCA Healthcare, Inc. ,
144A, 6.5% , 4/16/26 ............................... United States 750 $ 311,762
c
National Bank of Canada into UnitedHealth Group, Inc. , 144A,
6.5% , 2/05/26 .................................... United States 500 169,512
481,274
Household Durables 0.5%
c
Royal Bank of Canada into Lennar Corp. , 144A, 7% , 9/30/26 ... United States 2,450 262,970
Interactive Media & Services 0.6%
c
Wells Fargo Bank NA into Alphabet, Inc. , 144A, 6% , 4/30/26 ... United States 1,890 364,841
Life Sciences Tools & Services 0.6%
c
Citigroup Global Markets Holdings, Inc. into Thermo Fisher
Scientific, Inc. , 144A, 6% , 11/06/26 ..................... United States 600 352,322
Machinery 1.1%
c
Barclays Bank plc into Parker-Hannifin Corp. , 144A, 7% , 11/30/26 United States 420 366,365
c
Wells Fargo Bank NA into Ingersoll Rand, Inc. , 144A, 5% , 8/14/26 United States 3,270 256,456
622,821
Oil, Gas & Consumable Fuels 0.6%
c
Barclays Bank plc into Canadian Natural Resources Ltd. , 144A,
9% , 2/25/26 ...................................... Canada 10,400 357,437
Software 0.4%
c
Royal Bank of Canada into Oracle Corp. , 144A, 9% , 3/20/26 ... United States 1,400 235,719
Technology Hardware, Storage & Peripherals 0.3%
c
Wells Fargo Bank NA into Dell Technologies, Inc. , 144A, 9% ,
12/18/26 ........................................ United States 1,250 164,107
Trading Companies & Distributors 0.5%
c
Toronto-Dominion Bank (The) into United Rentals, Inc. , 144A,
7.5% , 6/12/26 .................................... United States 320 270,077
Total Equity-Linked Securities (Cost $ 5,609,565 ) ..............................
5,683,236
Convertible Preferred Stocks 6.0%
Aerospace & Defense 2.0%
Boeing Co. (The) , 6% ................................ United States 16,521 1,140,940
Capital Markets 1.1%
Ares Management Corp. , B , 6.75% ...................... United States 12,677 638,921
Electric Utilities 0.9%
Southern Co. (The) , A , 7.125% ......................... United States 10,794 543,586
Financial Services 2.0%
Apollo Global Management, Inc. , 6.75% .................. United States 15,265 1,152,813
Total Convertible Preferred Stocks (Cost $ 3,005,331 ) ..........................
3,476,260
Total Long Term Investments (Cost $ 39,100,786 ) ..............................
57,063,875
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Short Term Investments 1.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.4%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 819,330 $ 819,330
Total Money Market Funds (Cost $ 819,330 ) ...................................
819,330
Total Short Term Investments (Cost $ 819,330 ) ................................
819,330
a
Total Investments (Cost $ 39,920,116 ) 99.9% ..................................
$57,883,205
Other Assets, less Liabilities 0.1% ...........................................
62,482
Net Assets 100.0% .........................................................
$57,945,687
a a a
See Abbreviations on page 19 .
a
Non-income producing.
b
See Note 1 ( c ) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $5,683,236, representing 9.8% of net assets.
d
See Note 3 ( e ) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Franklin Growth
and Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $39,100,786
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 819,330
Value - Unaffiliated issuers .................................................................. $57,063,875
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 819,330
Cash .................................................................................... 4,693
Receivables:
Investment securities sold ................................................................... 68,840
Capital shares sold ........................................................................ 4,968
Dividends and interest ..................................................................... 71,110
Total assets .......................................................................... 58,032,816
Liabilities:
Payables:
Investment securities purchased .............................................................. 8,445
Capital shares redeemed ................................................................... 11,500
Management fees ......................................................................... 13,133
Distribution fees .......................................................................... 7,153
Professional fees ......................................................................... 43,309
Trustees' fees and expenses ................................................................. 27
Accrued expenses and other liabilities ........................................................... 3,562
Total liabilities ......................................................................... 87,129
Net assets, at value ................................................................. $57,945,687
Net assets consist of:
Paid-in capital ............................................................................. $34,445,735
Total distributable earnings (losses) ............................................................. 23,499,952
Net assets, at value ................................................................. $57,945,687
Franklin Growth
and Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $24,826,143
Shares outstanding ........................................................................ 3,129,708
Net asset value and maximum offering price per share
a
............................................. $7.93
Class 2:
Net assets, at value ....................................................................... $33,119,544
Shares outstanding ........................................................................ 4,507,691
Net asset value and maximum offering price per share
a
............................................. $7.35
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Growth
and Income VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $5,202)
Unaffiliated issuers ........................................................................ $1,132,054
Non-controlled affiliates (Note 3 e ) ............................................................. 10,064
Interest:
Unaffiliated issuers ........................................................................ 60,145
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 81
Non-controlled affiliates (Note 3 e ) ............................................................. 287
Total investment income ................................................................... 1,202,631
Expenses:
Management fees (Note 3 a ) ................................................................... 339,992
Distribution fees: (Note 3c )
Class 2 ................................................................................ 80,858
Custodian fees ............................................................................ 1,499
Reports to shareholders fees .................................................................. 6,564
Professional fees ........................................................................... 70,379
Trustees' fees and expenses .................................................................. 839
Other .................................................................................... 10,304
Total expenses ......................................................................... 510,435
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (108,625)
Net expenses ......................................................................... 401,810
Net investment income ................................................................ 800,821
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 5,063,645
Foreign currency transactions ................................................................ 79
Net realized gain (loss) .................................................................. 5,063,724
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,745,450
Translation of other assets and liabilities denominated in foreign currencies .............................. 991
Net change in unrealized appreciation (depreciation) ............................................ 2,746,441
Net realized and unrealized gain (loss) ............................................................ 7,810,165
Net increase (decrease) in net assets resulting from operations .......................................... $8,610,986

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Franklin Growth and Income VIP Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $800,821 $880,790
Net realized gain (loss) ................................................. 5,063,724 5,211,391
Net change in unrealized appreciation (depreciation) ........................... 2,746,441 2,296,126
Net increase (decrease) in net assets resulting from operations ................ 8,610,986 8,388,307
Distributions to shareholders:
Class 1 ............................................................. (2,397,600) (745,805)
Class 2 ............................................................. (3,726,653) (1,385,327)
Total distributions to shareholders .......................................... (6,124,253) (2,131,132)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 3,583,209 3,449,693
Class 2 ............................................................. (214,643) (4,390,574)
Total capital share transactions ............................................ 3,368,566 (940,881)
Net increase (decrease) in net assets ................................... 5,855,299 5,316,294
Net assets:
Beginning of year ....................................................... 52,090,388 46,774,094
End of year ........................................................... $57,945,687 $52,090,388

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Growth and Income VIP Fund
12
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of seventeen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Growth and Income VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. The Fund offers
two classes of shares: Class 1 and Class 2. Each class of
shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities,
if any) and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.625% of the Fund’s average daily net assets.
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 261,360 $1,984,227 485,659 $3,508,565
Shares issued in reinvestment of distributions .......... 341,053 2,397,600 105,489 745,805
Shares redeemed ............................... (104,277) (798,618) (107,114) (804,677)
Net increase (decrease) .......................... 498,136 $3,583,209 484,034 $3,449,693
Class 2 Shares:
Shares sold ................................... 102,582 $725,579 89,458 $617,356
Shares issued in reinvestment of distributions .......... 571,573 3,726,653 209,264 1,385,327
Shares redeemed ............................... (652,004) (4,666,875) (933,263) (6,393,257)
Net increase (decrease) .......................... 22,151 $(214,643) (634,541) $(4,390,574)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $112.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $— $4,729,486 $(3,910,156) $— $— $819,330 819,330 $10,064
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $— $1,875,000 $(1,875,000) $— $— $— — $287
Total Affiliated Securities ... $— $6,604,486 $(5,785,156) $— $— $819,330 $10,351
3 . Transactions with Affiliates (continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.59% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and equity-linked securities.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$19,257,522 and $20,515,665, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
2025 2024
Distributions paid from:
Ordinary income .......................................................... $1,196,389 $1,169,943
Long term capital gain ...................................................... 4,927,864 961,189
$6,124,253 $2,131,132
Cost of investments .......................................................................... $40,136,583
Unrealized appreciation ........................................................................ $18,650,107
Unrealized depreciation ........................................................................ (903,485)
Net unrealized appreciation (depreciation) .......................................................... $17,746,622
Distributable earnings:
Undistributed ordinary income ................................................................... $1,016,567
Undistributed long term capital gains .............................................................. 4,736,461
Total distributable earnings ..................................................................... $5,753,028
3 . Transactions with Affiliates (continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2025, the Fund did not use the Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
8. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 47,904,379 $ — $ — $ 47,904,379
Equity-Linked Securities ................... — 5,683,236 — 5,683,236
Convertible Preferred Stocks ................ 3,476,260 — — 3,476,260
Short Term Investments ................... 819,330 — — 819,330
Total Investments in Securities ........... $52,199,969 $5,683,236 $— $57,883,205
a
For detailed categories, see the accompanying Schedule of Investments.
6. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Growth and
Income VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Growth and Income VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31,
2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
21
franklintempleton.com
Annual Report
Franklin Growth and Income VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $4,927,864
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $845,850

Franklin Templeton Variable Insurance Products Trust
22
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4822-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Income VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 17
Notes to Financial Statements 20
Report of Independent Registered Public Accounting Firm 30
Tax Information 31
Changes In and Disagreements with Accountants 32
Results of Meeting(s) of Shareholders 32
Remuneration Paid to Directors, Officers and Others 32
Board Approval of Management and Subadvisory Agreements 32

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.12 $14.91 $15.39 $17.47 $15.65
Income from investment operations
a
:
Net investment income
b
......................... 0.61 0.65 0.64 0.62 0.53
Net realized and unrealized gains (losses) ........... 1.25 0.42 0.64 (1.55) 2.09
Total from investment operations .................... 1.86 1.07 1.28 (0.93) 2.62
Less distributions from:
Net investment income .......................... (0.80) (0.80) (0.82) (0.83) (0.80)
Net realized gains ............................. (0.16) (0.06) (0.94) (0.32) —
Total distributions ............................... (0.96) (0.86) (1.76) (1.15) (0.80)
Net asset value, end of year ....................... $16.02 $15.12 $14.91 $15.39 $17.47
Total return
c
................................... 12.87% 7.46% 8.87% (5.24)% 17.00%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.47% 0.47% 0.46% 0.45% 0.47%
Expenses net of waiver and payments by affiliates ....... 0.47%
e
0.46% 0.46%
d,e
0.45%
d,e
0.47%
d,e
Net investment income ........................... 3.97% 4.28% 4.35% 3.82% 3.20%
Supplemental data
Net assets, end of year (000’s) ..................... $336,475 $308,491 $291,326 $220,272 $243,732
Portfolio turnover rate ............................ 41.45% 39.80% 34.98% 64.51% 39.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.36 $14.20 $14.73 $16.76 $15.04
Income from investment operations
a
:
Net investment income
b
......................... 0.54 0.58 0.58 0.55 0.47
Net realized and unrealized gains (losses) ........... 1.19 0.41 0.61 (1.48) 2.02
Total from investment operations .................... 1.73 0.99 1.19 (0.93) 2.49
Less distributions from:
Net investment income .......................... (0.77) (0.77) (0.78) (0.78) (0.77)
Net realized gains ............................. (0.16) (0.06) (0.94) (0.32) —
Total distributions ............................... (0.93) (0.83) (1.72) (1.10) (0.77)
Net asset value, end of year ....................... $15.16 $14.36 $14.20 $14.73 $16.76
Total return
c
................................... 12.56% 7.20% 8.62% (5.47)% 16.75%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.72% 0.72% 0.71% 0.70% 0.72%
Expenses net of waiver and payments by affiliates ....... 0.72%
e
0.71% 0.71%
d,e
0.70%
d,e
0.72%
d,e
Net investment income ........................... 3.72% 4.03% 4.09% 3.56% 2.95%
Supplemental data
Net assets, end of year (000’s) ..................... $2,513,164 $2,463,454 $2,546,077 $2,545,382 $3,026,228
Portfolio turnover rate ............................ 41.45% 39.80% 34.98% 64.51% 39.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.86 $14.67 $15.16 $17.23 $15.45
Income from investment operations
a
:
Net investment income
b
......................... 0.55 0.58 0.58 0.55 0.46
Net realized and unrealized gains (losses) ........... 1.22 0.42 0.64 (1.53) 2.07
Total from investment operations .................... 1.77 1.00 1.22 (0.98) 2.53
Less distributions from:
Net investment income .......................... (0.75) (0.75) (0.77) (0.77) (0.75)
Net realized gains ............................. (0.16) (0.06) (0.94) (0.32) —
Total distributions ............................... (0.91) (0.81) (1.71) (1.09) (0.75)
Net asset value, end of year ....................... $15.72 $14.86 $14.67 $15.16 $17.23
Total return
c
................................... 12.43% 7.08% 8.55% (5.59)% 16.59%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.82% 0.82% 0.81% 0.80% 0.82%
Expenses net of waiver and payments by affiliates ....... 0.82%
e
0.81% 0.81%
d,e
0.80%
d,e
0.82%
d,e
Net investment income ........................... 3.62% 3.92% 3.99% 3.49% 2.82%
Supplemental data
Net assets, end of year (000’s) ..................... $401,408 $370,279 $352,794 $325,205 $333,522
Portfolio turnover rate ............................ 41.45% 39.80% 34.98% 64.51% 39.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2025
Franklin Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 34.3%
Aerospace & Defense 1.5%
Lockheed Martin Corp. ............................... United States 65,000 $ 31,438,550
RTX Corp. ........................................ United States 90,000 16,506,000
47,944,550
Air Freight & Logistics 0.4%
United Parcel Service, Inc. , B .......................... United States 139,000 13,787,410
Banks 1.5%
Citigroup, Inc. ...................................... United States 50,000 5,834,500
Fifth Third Bancorp .................................. United States 200,000 9,362,000
JPMorgan Chase & Co. ............................... United States 100,000 32,222,000
47,418,500
Beverages 2.1%
Coca-Cola Co. (The) ................................. United States 250,000 17,477,500
PepsiCo, Inc. ...................................... United States 350,000 50,232,000
67,709,500
Biotechnology 1.1%
AbbVie, Inc. ....................................... United States 100,000 22,849,000
Amgen, Inc. ....................................... United States 35,000 11,455,850
34,304,850
Building Products 0.4%
Johnson Controls International plc ....................... United States 100,000 11,975,000
Capital Markets 1.5%
Charles Schwab Corp. (The) ........................... United States 100,000 9,991,000
Morgan Stanley ..................................... United States 200,000 35,506,000
a
Yeoman Capital SA .................................. Luxembourg 250,000 2,191,160
47,688,160
Chemicals 1.0%
Air Products and Chemicals, Inc. ........................ United States 115,000 28,407,300
LyondellBasell Industries NV , A ......................... United States 110,000 4,763,000
33,170,300
Communications Equipment 1.2%
Cisco Systems, Inc. ................................. United States 500,000 38,515,000
Consumer Staples Distribution & Retail 0.2%
Target Corp. ....................................... United States 75,000 7,331,250
Containers & Packaging 0.1%
International Paper Co. ............................... United States 125,000 4,923,750
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc. .......................... United States 250,000 10,182,500
Electric Utilities 3.0%
Duke Energy Corp. .................................. United States 150,000 17,581,500
Edison International ................................. United States 75,000 4,501,500
NextEra Energy, Inc. ................................. United States 450,000 36,126,000
Southern Co. (The) .................................. United States 360,000 31,392,000
Xcel Energy, Inc. .................................... United States 130,000 9,601,800
99,202,800
Energy Equipment & Services 0.7%
Halliburton Co. ..................................... United States 135,000 3,815,100
SLB Ltd. .......................................... United States 481,415 18,476,707
22,291,807

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 0.6%
Nestle SA , ADR .................................... United States 190,000 $ 18,768,200
Ground Transportation 0.9%
Union Pacific Corp. .................................. United States 129,993 30,069,981
Health Care Equipment & Supplies 0.3%
Medtronic plc ...................................... United States 100,000 9,606,000
Hotels, Restaurants & Leisure 0.3%
McDonald's Corp. ................................... United States 30,000 9,168,900
Household Products 1.3%
Procter & Gamble Co. (The) ........................... United States 300,000 42,993,000
Industrial Conglomerates 0.5%
Honeywell International, Inc. ........................... United States 85,000 16,582,650
IT Services 0.3%
International Business Machines Corp. ................... United States 30,000 8,886,300
Machinery 0.2%
Caterpillar, Inc. ..................................... United States 12,500 7,160,875
Media 0.4%
Comcast Corp. , A ................................... United States 400,000 11,956,000
Metals & Mining 0.4%
Freeport-McMoRan, Inc. .............................. United States 249,529 12,673,578
Multi-Utilities 1.0%
Dominion Energy, Inc. ................................ United States 300,000 17,577,000
Sempra, Inc. ....................................... United States 180,000 15,892,200
33,469,200
Oil, Gas & Consumable Fuels 5.1%
Chevron Corp. ..................................... United States 350,000 53,343,500
ConocoPhillips ..................................... United States 150,000 14,041,500
Exxon Mobil Corp. ................................... United States 525,035 63,182,712
Shell plc , ADR ...................................... United States 250,000 18,370,000
TotalEnergies SE ................................... France 250,000 16,355,000
165,292,712
Pharmaceuticals 5.2%
Bristol-Myers Squibb Co. .............................. United States 229,919 12,401,831
Johnson & Johnson ................................. United States 350,000 72,432,500
a
Keenova Therapeutics plc ............................. United States 48,391 4,328,575
Merck & Co., Inc. ................................... United States 500,000 52,630,000
a
Par Health, Inc. ..................................... United States 48,391 453,666
Pfizer, Inc. ......................................... United States 1,059,816 26,389,418
168,635,990
Semiconductors & Semiconductor Equipment 1.1%
Analog Devices, Inc. ................................. United States 34,000 9,220,800
Texas Instruments, Inc. ............................... United States 155,000 26,890,950
36,111,750
Specialty Retail 1.1%
Home Depot, Inc. (The) ............................... United States 100,000 34,410,000
Tobacco 0.6%
Philip Morris International, Inc. ......................... United States 130,000 20,852,000
Total Common Stocks (Cost $ 850,369,572 ) ...................................
1,113,082,513

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities 15.5%
Aerospace & Defense 0.4%
c
JPMorgan Chase Bank NA into Boeing Co. (The) , 144A, 10% ,
1/22/26 ......................................... United States 65,000 $ 13,032,240
Banks 1.4%
c
JPMorgan Chase Bank NA into Truist Financial Corp. , 144A,
9.5% , 3/02/26 .................................... United States 168,000 7,975,290
c
UBS AG into Bank of America Corp. , 144A, 8% , 1/28/26 ...... United States 500,000 26,082,419
c
Wells Fargo Bank NA into Citigroup, Inc. , 144A, 8.5% , 2/25/26 .. United States 130,000 12,539,578
46,597,287
Biotechnology 0.6%
c
Mizuho Markets Cayman LP into Amgen, Inc. , 144A, 10% ,
6/15/26 ......................................... United States 60,000 18,339,660
Broadline Retail 0.6%
c
Barclays Bank plc into Amazon.com, Inc. , 144A, 10% , 3/25/26 .. United States 50,000 10,939,362
c
J.P. Morgan Structured Products BV into Amazon.com, Inc. , 144A,
9% , 1/11/27 ...................................... United States 36,000 8,245,652
19,185,014
Chemicals 0.8%
c
BofA Finance LLC into Albemarle Corp. , 144A, 12.5% , 8/28/26 . United States 255,000 25,898,902
Consumer Staples Distribution & Retail 0.4%
c
BNP Paribas Issuance BV into Target Corp. , 144A, 11% , 10/07/26 United States 40,000 3,850,514
c
Toronto-Dominion Bank (The) into Target Corp. , 144A, 12% ,
6/30/26 ......................................... United States 80,000 7,773,207
11,623,721
Electric Utilities 0.3%
c
Wells Fargo Bank NA into NextEra Energy, Inc. , 144A, 9.5% ,
10/22/26 ........................................ United States 100,000 8,354,708
Energy Equipment & Services 0.2%
c
Merrill Lynch BV into Halliburton Co. , 144A, 8.5% , 9/21/26 ..... United States 325,000 8,329,763
Health Care Providers & Services 1.0%
c
Citigroup Global Markets Holdings, Inc. into UnitedHealth Group,
Inc. , 144A, 9% , 1/27/26 ............................. United States 15,000 5,121,537
c
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 9% , 9/25/26 United States 25,000 8,168,021
c
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 10% ,
7/01/26 ......................................... United States 25,000 8,398,140
c
Wells Fargo Bank NA into CVS Health Corp. , 144A, 10% , 4/09/26 United States 150,000 11,612,480
33,300,178
Hotels, Restaurants & Leisure 0.5%
c
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/12/26 ......................................... United States 190,000 16,404,576
Interactive Media & Services 0.5%
c
Mizuho Markets Cayman LP into Meta Platforms, Inc. , 144A,
10% , 12/07/26 .................................... United States 26,000 16,587,481
IT Services 0.9%
c
Citigroup Global Markets Holdings, Inc. into International
Business Machines Corp. , 144A, 8.5% , 8/21/26 ........... United States 35,000 9,462,261
c
Morgan Stanley Finance LLC into International Business
Machines Corp. , 144A, 8% , 4/08/27 .................... United States 40,000 11,638,483
c
UBS AG into Accenture plc , 144A, 8% , 7/13/26 ............. United States 31,000 8,647,557
29,748,301

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Media 0.2%
c
Merrill Lynch BV into Comcast Corp. , 144A, 8.5% , 6/22/26 ..... United States 255,000 $ 7,726,062
Metals & Mining 0.6%
c
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/28/26 ..................................... United States 400,000 18,294,305
Oil, Gas & Consumable Fuels 0.6%
c
Mizuho Markets Cayman LP into Exxon Mobil Corp. , 144A, 8.5% ,
4/07/26 ......................................... United States 159,000 19,341,877
Semiconductors & Semiconductor Equipment 3.7%
c
Bank of America NA into Microchip Technology, Inc. , 144A, 11% ,
9/03/26 ......................................... United States 200,000 12,920,684
c
Barclays Bank plc into Microchip Technology, Inc. , 144A, 10% ,
10/05/26 ........................................ United States 200,000 13,145,064
c
Barclays Bank plc into Micron Technology, Inc. , 144A, 10% ,
9/08/26 ......................................... United States 90,000 13,283,051
c
BNP Paribas SA into Texas Instruments, Inc. , 144A, 9% , 7/01/26 United States 113,500 20,533,455
c
Citigroup Global Markets Holdings, Inc. into Intel Corp. , 144A,
10% , 3/03/26 ..................................... United States 541,000 18,073,890
c
Mizuho Markets Cayman LP into Analog Devices, Inc. , 144A,
8.5% , 5/18/26 .................................... United States 80,000 18,452,453
c
Toronto-Dominion Bank (The) into QUALCOMM, Inc. , 144A, 10% ,
11/25/26 ........................................ United States 85,000 15,030,985
c
UBS AG into Marvell Technology, Inc. , 144A, 12% , 5/14/26 .... United States 110,000 8,218,616
119,658,198
Software 1.6%
c
Merrill Lynch BV into Microsoft Corp. , 144A, 7% , 3/09/26 ...... United States 32,655 14,511,635
c
Mizuho Markets Cayman LP into Microsoft Corp. , 144A, 7.25% ,
1/11/27 ......................................... United States 47,000 22,726,631
c
UBS AG into Oracle Corp. , 144A, 12% , 1/11/27 ............. United States 33,000 6,328,897
c
Wells Fargo Bank NA into Salesforce, Inc. , 144A, 9% , 6/15/26 .. United States 35,000 9,267,809
52,834,972
Specialty Retail 0.6%
c
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/20/26 ................................ United States 52,700 19,208,269
Technology Hardware, Storage & Peripherals 0.4%
c
Mizuho Markets Cayman LP into Dell Technologies, Inc. , 144A,
12% , 11/09/26 .................................... United States 100,000 13,759,056
Textiles, Apparel & Luxury Goods 0.2%
c
Goldman Sachs International Bank into NIKE, Inc. , 144A, 9% ,
3/31/26 ......................................... United States 100,000 6,481,229
Total Equity-Linked Securities (Cost $ 479,766,189 ) ............................
504,705,799
Convertible Preferred Stocks 2.0%
Aerospace & Defense 0.5%
Boeing Co. (The) , 6% ................................ United States 240,000 16,574,400
Capital Markets 0.1%
Ares Management Corp. , B , 6.75% ...................... United States 50,000 2,520,000
Chemicals 0.4%
Albemarle Corp. , 7.25% .............................. United States 230,000 13,659,700
Electric Utilities 0.3%
NextEra Energy, Inc. , 7.234% .......................... United States 50,000 2,437,500

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Electric Utilities (continued)
Southern Co. (The) , A , 7.125% ......................... United States 135,000 $ 6,798,600
9,236,100
Financial Services 0.7%
FNMA , 5.375% ..................................... United States 475 23,512,500
Total Convertible Preferred Stocks (Cost $ 72,440,823 ) .........................
65,502,700
Principal
Amount
*
Corporate Bonds 34.2%
Aerospace & Defense 1.4%
Boeing Co. (The) , Senior Note , 5.15% , 5/01/30 .............
United States 15,000,000 15,417,839
c
Bombardier, Inc. , Senior Note , 144A, 7.25% , 7/01/31 ......... Canada 4,250,000 4,534,317
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75% , 8/15/28 ............. United States 5,000,000 5,094,330
Senior Secured Note , 144A, 6.625% , 3/01/32 ............ United States 15,000,000 15,625,035
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 5,750,000 5,993,335
46,664,856
Automobile Components 0.3%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 11,945,000 10,356,111
Automobiles 1.0%
Ford Motor Co. ,
Senior Bond , 3.25% , 2/12/32 ......................... United States 3,000,000 2,644,782
Senior Bond , 6.1% , 8/19/32 .......................... United States 7,000,000 7,215,702
General Motors Co. ,
Senior Bond , 5.6% , 10/15/32 ......................... United States 5,000,000 5,231,871
Senior Bond , 5.15% , 4/01/38 ......................... United States 13,500,000 13,020,725
c
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC , Senior
Secured Note , 144A, 10% , 1/15/31 ..................... United States 3,000,000 2,951,352
31,064,432
Banks 3.1%
Barclays plc ,
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ... United Kingdom 15,000,000 15,752,237
Senior Bond , 7.437% to 11/01/32, FRN thereafter , 11/02/33 .. United Kingdom 10,000,000 11,438,602
Citigroup, Inc. , Senior Bond , 6.27% to 11/16/32, FRN thereafter ,
11/17/33 ........................................ United States 24,500,000 26,688,329
JPMorgan Chase & Co. ,
d
NN , Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter ,
Perpetual ....................................... United States 5,000,000 5,306,329
d
OO , Junior Sub. Bond , 6.5% to 3/31/30, FRN thereafter ,
Perpetual ....................................... United States 3,000,000 3,119,614
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 . United States 3,000,000 3,299,078
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037%
to 10/27/32, FRN thereafter , 10/28/33 ................... United States 8,000,000 8,650,849
Truist Financial Corp. , Sub. Bond , 4.916% to 7/27/32, FRN
thereafter , 7/28/33 ................................. United States 4,000,000 4,024,006
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 ........................................ United States 10,000,000 10,712,802
Wells Fargo & Co. , Senior Bond , 5.557% to 7/24/33, FRN
thereafter , 7/25/34 ................................. United States 10,000,000 10,489,728
99,481,574

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology 0.2%
c
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 ................... Denmark 2,000,000 $ 2,102,504
Senior Secured Note , 144A, 6.25% , 12/15/32 ............ Denmark 4,000,000 4,102,166
6,204,670
Building Products 0.6%
c
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 3,400,000 2,637,500
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 11,000,000 11,470,383
c
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 6,500,000 6,769,977
20,877,860
Capital Markets 1.3%
Goldman Sachs Group, Inc. (The) , Senior Bond , 6.561% to
10/23/33, FRN thereafter , 10/24/34 ..................... United States 17,000,000 18,953,923
Morgan Stanley ,
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 . United States 8,650,000 9,483,319
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 5,700,000 5,870,271
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .. United States 6,000,000 6,711,437
41,018,950
Chemicals 1.5%
Celanese US Holdings LLC , Senior Note , 6.665% , 7/15/27 ....
United States 12,000,000 12,377,488
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 7,300,000 7,610,874
c
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 5,500,000 5,528,298
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 4,388,000 4,404,841
c
Tronox, Inc. ,
Senior Note , 144A, 4.625% , 3/15/29 ................... United States 9,000,000 6,308,248
Senior Secured Note , 144A, 9.125% , 9/30/30 ............ United States 11,000,000 10,991,792
47,221,541
Commercial Services & Supplies 0.1%
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 4,500,000 4,654,102
Communications Equipment 1.0%
c
CommScope LLC ,
Senior Note , 144A, 8.25% , 3/01/27 .................... United States 11,000,000 11,093,179
Senior Note , 144A, 7.125% , 7/01/28 ................... United States 9,846,000 9,905,588
Senior Secured Note , 144A, 4.75% , 9/01/29 ............. United States 5,500,000 5,496,563
Senior Secured Note , 144A, 9.5% , 12/15/31 ............. United States 6,000,000 6,065,401
32,560,731
Consumer Finance 1.3%
Capital One Financial Corp. ,
Senior Note , 3.273% to 2/28/29, FRN thereafter , 3/01/30 .... United States 7,000,000 6,800,498
Senior Note , 5.247% to 7/25/29, FRN thereafter , 7/26/30 .... United States 6,070,000 6,262,281
Ford Motor Credit Co. LLC ,
Senior Note , 4.95% , 5/28/27 ......................... United States 15,000,000 15,063,646
Senior Note , 7.35% , 3/06/30 ......................... United States 1,500,000 1,610,547
Senior Note , 6.532% , 3/19/32 ........................ United States 7,654,000 8,007,711
General Motors Financial Co., Inc. , Senior Bond , 6.4% , 1/09/33 .
United States 5,000,000 5,400,607
43,145,290

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging 1.3%
c
Ardagh Group SA ,
e
Secured Note , 144A, PIK, 12% , 12/01/30 ............... United States 11,000,000 $ 9,993,194
Senior Secured Note , 144A, 9.5% , 12/01/30 ............. United States 8,402,000 9,120,815
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 4,000,000 4,115,778
c
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/30 ................... United States 12,032,000 11,610,880
Senior Secured Note , 144A, 7.875% , 4/15/30 ............ United States 7,000,000 6,951,248
41,791,915
Diversified Telecommunication Services 0.8%
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 2,500,000 2,389,172
Senior Note , 144A, 6.375% , 9/01/29 ................... United States 17,500,000 17,749,389
c
Connect Holding II LLC , Senior Secured Note , 144A, 10.5% ,
4/03/31 ......................................... United States 6,750,000 6,400,620
26,539,181
Electric Utilities 1.8%
c
NRG Energy, Inc. ,
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 7,500,000 7,603,262
Senior Note , 144A, 5.75% , 7/15/29 .................... United States 20,000,000 20,002,095
Southern Co. (The) ,
2025 , Junior Sub. Bond , 6.375% to 3/14/35, FRN thereafter ,
3/15/55 ......................................... United States 1,000,000 1,044,261
Senior Bond , 5.7% , 10/15/32 ......................... United States 10,000,000 10,610,480
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 10,505,000 10,378,306
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 4,700,000 4,980,342
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 2,800,000 2,950,893
57,569,639
Electrical Equipment 0.2%
Regal Rexnord Corp. , Senior Note , 6.4% , 4/15/33 ...........
United States 5,000,000 5,380,942
Energy Equipment & Services 0.3%
c
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 5,316,000 5,452,621
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 3,500,000 3,586,247
9,038,868
Food Products 0.4%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 5.75% , 4/01/33 .................... United States 8,000,000 8,362,704
Pilgrim's Pride Corp. , Senior Bond , 6.25% , 7/01/33 ..........
United States 4,000,000 4,281,042
12,643,746
Ground Transportation 0.1%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 .... United Kingdom 4,500,000 4,452,358
Health Care Equipment & Supplies 0.6%
GE HealthCare Technologies, Inc. , Senior Note , 5.905% , 11/22/32
United States 4,000,000 4,311,022
c
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 4,000,000 4,023,984
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 10,000,000 9,770,040
18,105,046

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services 5.6%
Centene Corp. , Senior Note , 4.625% , 12/15/29 .............
United States 10,000,000 $ 9,706,437
c
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 ............................. United States 20,000,000 21,499,500
Secured Note , 144A, 6.875% , 4/15/29 .................. United States 23,820,000 21,222,429
Secured Note , 144A, 6.125% , 4/01/30 .................. United States 19,430,000 15,585,645
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 27,898,000 30,483,866
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 12,000,000 12,618,943
CVS Health Corp. , Senior Bond , 5.25% , 2/21/33 ............
United States 5,000,000 5,149,429
c
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........... United States 8,500,000 8,271,052
HCA, Inc. , Senior Bond , 5.5% , 6/01/33 ...................
United States 10,000,000 10,411,477
Tenet Healthcare Corp. ,
Senior Note , 6.125% , 10/01/28 ....................... United States 13,580,000 13,649,013
c
Senior Note , 144A, 6% , 11/15/33 ...................... United States 10,000,000 10,302,190
Senior Secured Note , 6.125% , 6/15/30 ................. United States 12,500,000 12,806,793
Senior Secured Note , 6.75% , 5/15/31 .................. United States 10,000,000 10,410,490
182,117,264
Hotels, Restaurants & Leisure 1.9%
c
Caesars Entertainment, Inc. ,
Senior Note , 144A, 6% , 10/15/32 ..................... United States 12,500,000 12,165,111
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 6,250,000 6,475,794
c
Carnival Corp. , Senior Note , 144A, 5.75% , 8/01/32 .......... United States 11,750,000 12,073,489
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 .................... United States 4,100,000 3,901,149
Senior Secured Note , 144A, 4.625% , 1/15/29 ............ United States 3,500,000 3,403,236
c
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......... United States 2,000,000 2,049,075
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior
Bond , 144A, 5.25% , 5/15/27 .......................... United States 6,000,000 6,026,796
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 6.25% , 3/15/33 .......................... United States 15,000,000 15,346,436
61,441,086
Household Durables 0.1%
c
Newell Brands, Inc. , Senior Note , 144A, 8.5% , 6/01/28 ....... United States 2,500,000 2,624,620
Independent Power and Renewable Electricity Producers 0.5%
c
Calpine Corp. ,
Senior Note , 144A, 5.125% , 3/15/28 ................... United States 7,800,000 7,812,410
Senior Secured Note , 144A, 4.5% , 2/15/28 .............. United States 2,000,000 2,002,264
c ,d
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ............................... United States 7,800,000 7,965,388
17,780,062
Insurance 0.1%
c
Asurion LLC and Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 4,500,000 4,671,569
IT Services 0.1%
c
CoreWeave, Inc. , Senior Note , 144A, 9% , 2/01/31 ........... United States 2,500,000 2,294,425
Media 0.3%
c
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.75% ,
4/15/28 ......................................... United States 2,800,000 2,804,124
c
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..... United States 5,000,000 4,879,565
c
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 3,000,000 3,226,584
10,910,273

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining 1.6%
c
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 United States 8,500,000 $ 8,339,931
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............
Luxembourg 12,000,000 13,444,373
c
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 5,000,000 5,131,252
Senior Note , 144A, 7.375% , 5/01/33 ................... United States 4,000,000 4,163,611
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 5,000,000 5,228,930
c
Fortescue Treasury Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................... Australia 6,000,000 5,808,143
Senior Bond , 144A, 6.125% , 4/15/32 ................... Australia 3,442,000 3,594,769
Senior Note , 144A, 5.875% , 4/15/30 ................... Australia 5,000,000 5,146,291
50,857,300
Oil, Gas & Consumable Fuels 2.6%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/26 ...................... United States 4,618,000 4,665,847
Senior Note , 144A, 8.125% , 1/15/27 ................... United States 8,820,000 8,833,318
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 5,500,000 5,653,115
c
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
7.25% , 2/15/35 ................................... United States 4,000,000 3,803,908
c
Matador Resources Co. , Senior Note , 144A, 6.25% , 4/15/33 ... United States 3,500,000 3,518,025
Occidental Petroleum Corp. ,
Senior Bond , 6.625% , 9/01/30 ........................ United States 6,000,000 6,463,614
Senior Bond , 5.55% , 10/01/34 ........................ United States 3,000,000 3,061,913
c
Venture Global LNG, Inc. ,
d
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 12,250,000 9,683,144
Senior Secured Note , 144A, 8.125% , 6/01/28 ............ United States 9,000,000 9,120,992
Senior Secured Note , 144A, 7% , 1/15/30 ................ United States 5,161,000 4,970,788
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 7,500,000 7,462,544
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 8,500,000 9,311,652
Senior Secured Note , 144A, 6.125% , 12/15/30 ........... United States 2,000,000 2,037,849
Senior Secured Note , 144A, 6.5% , 6/15/34 .............. United States 1,800,000 1,840,100
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......
United States 5,000,000 5,269,256
85,696,065
Passenger Airlines 1.1%
c
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/29 ......................................... United States 7,000,000 7,325,619
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 .............. United States 2,500,000 2,504,854
Senior Secured Note , 144A, 5.75% , 4/20/29 ............. United States 4,460,000 4,544,490
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 5,000,000 5,031,199
c
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note ,
144A, 9.875% , 9/20/31 .............................. United States 7,000,000 7,058,353
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 8,750,000 8,718,216
35,182,731
Personal Care Products 0.1%
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 2,750,000 2,818,527
Pharmaceuticals 0.6%
c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 4,000,000 4,232,764
c
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Note , 144A, 7.875% , 5/15/34 ................... United States 3,000,000 2,445,546
Senior Secured Note , 144A, 4.125% , 4/30/28 ............ United States 3,000,000 2,935,814

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
6.75% , 3/01/28 ................................... Israel 10,000,000 $ 10,385,875
19,999,999
Semiconductors & Semiconductor Equipment 0.5%
c
Broadcom, Inc. , Senior Bond , 144A, 4.15% , 4/15/32 ......... United States 10,000,000 9,794,404
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .......
United States 4,000,000 4,263,075
c
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 1,650,000 1,712,373
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 2,000,000 2,047,392
17,817,244
Software 0.3%
Oracle Corp. ,
Senior Bond , 6.25% , 11/09/32 ........................ United States 6,750,000 7,040,064
Senior Bond , 5.2% , 9/26/35 .......................... United States 2,500,000 2,396,100
9,436,164
Specialized REITs 0.3%
American Tower Corp. , Senior Bond , 5.65% , 3/15/33 .........
United States 5,000,000 5,277,669
c
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 4,000,000 4,095,476
9,373,145
Textiles, Apparel & Luxury Goods 0.3%
c ,e
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 10,000,000 10,538,691
Tobacco 0.2%
BAT Capital Corp. , Senior Bond , 6.421% , 8/02/33 ...........
United Kingdom 6,000,000 6,627,650
Trading Companies & Distributors 0.7%
c
Herc Holdings, Inc. , Senior Note , 144A, 7% , 6/15/30 ......... United States 2,500,000 2,632,559
United Rentals North America, Inc. ,
Senior Bond , 4.875% , 1/15/28 ........................ United States 12,800,000 12,808,845
c
Senior Secured Note , 144A, 6% , 12/15/29 ............... United States 8,000,000 8,224,544
23,665,948
Total Corporate Bonds (Cost $ 1,064,994,583 ) .................................
1,112,624,575
f
Senior Floating Rate Interests 0.6%
g
Containers & Packaging 0.1%
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 6.966% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 3,913,667 3,915,056
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Delayed Draw CME Term Loan, B , 7.034% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 55,216 55,236
3,970,292
a a a a a a
Health Care Providers & Services 0.1%
g
MPH Acquisition Holdings LLC, First Lien, Exchange First Out
CME Term Loan , 7.59% , ( 3-month SOFR + 3.75% ), 12/31/30 . United States 1,580,554 1,586,877
IT Services 0.2%
g
X Corp., First Lien, CME Term Loan, B1 , 10.448% , ( 6-month
SOFR + 6.5% ), 10/26/29 ............................ United States 7,670,918 7,553,131

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
Personal Care Products 0.2%
g
OPAL US LLC, First Lien, CME Term Loan, B4 , 6.686% , ( 3-month
SOFR + 3% ), 4/28/32 ............................... United States 5,735,625 $ 5,778,642
Total Senior Floating Rate Interests (Cost $ 18,701,235 ) ........................
18,888,942
U.S. Government and Agency Securities 5.6%
U.S. Treasury Bonds ,
3.625%, 5/15/53 .................................. United States 42,500,000 34,394,287
4.125%, 8/15/53 .................................. United States 21,000,000 18,596,485
h
5 .03% , 11/15/54 .................................. United States 115,000,000 27,882,788
4.5%, 11/15/54 ................................... United States 10,000,000 9,435,156
U.S. Treasury Notes ,
4%, 5/31/30 ..................................... United States 16,000,000 16,206,250
4.125%, 8/31/30 .................................. United States 30,000,000 30,533,203
2.875%, 5/15/32 .................................. United States 30,000,000 28,291,992
4.125%, 5/31/32 .................................. United States 16,000,000 16,212,813
Total U.S. Government and Agency Securities (Cost $ 188,128,666 ) ..............
181,552,974
Asset-Backed Securities 0.3%
Passenger Airlines 0.3%
United Airlines Pass-Through Trust ,
2020-1 , A , 5.875% , 10/15/27 ......................... United States 3,400,583 3,489,255
2023-1 , A , 5.8% , 1/15/36 ............................ United States 5,877,717 6,160,866
9,650,121
a a a a a a
Total Asset-Backed Securities (Cost $ 9,278,301 ) ..............................
9,650,121
Mortgage-Backed Securities 6.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.7%
FHLMC Pool, 30 Year , 5%, 5/01/53 ...................... United States 14,892,111 14,918,572
FHLMC Pool, 30 Year , 5%, 11/01/54 ..................... United States 25,463,682 25,414,392
FHLMC Pool, 30 Year , 5.5%, 7/01/53 - 2/01/55 ............. United States 42,589,128 43,237,451
FHLMC Pool, 30 Year , 6%, 9/01/55 ...................... United States 4,702,431 4,832,269
88,402,684
Federal National Mortgage Association (FNMA) Fixed Rate 1.4%
FNMA, 30 Year , 4%, 8/01/49 ........................... United States 1,197,201 1,157,791
FNMA, 30 Year , 5%, 5/01/53 - 11/01/53 ................... United States 27,422,209 27,482,773
FNMA, 30 Year , 5.5%, 11/01/54 ......................... United States 6,083,801 6,174,169
FNMA, 30 Year , 6%, 8/01/55 ........................... United States 8,835,808 9,079,772
43,894,505
Government National Mortgage Association (GNMA) Fixed Rate 2.0%
GNMA II, Single-family, 30 Year , 5.5%, 5/20/55 - 12/20/55 ..... United States 37,254,964 37,661,605
GNMA II, Single-family, 30 Year , 6%, 5/20/55 - 8/20/55 ....... United States 27,836,057 28,417,658
66,079,263
Total Mortgage-Backed Securities (Cost $ 194,933,116 ) .........................
198,376,452
Total Long Term Investments (Cost $ 2,878,612,485 ) ...........................
3,204,384,076
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
See Abbreviations on page
29
.
Short Term Investments 0.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.6%
h
U.S. Treasury Bills , 3 .28% , 1/29/26 ...................... United States 20,000,000 $ 19,947,260
Total U.S. Government and Agency Securities (Cost $ 19,944,078 ) ...............
19,947,260
Shares
Money Market Funds 0.2%
i,j
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 6,044,868 6,044,868
Total Money Market Funds (Cost $ 6,044,868 ) .................................
6,044,868
Total Short Term Investments (Cost $ 25,988,946 ) ..............................
25,992,128
a
Total Investments (Cost $ 2,904,601,431 ) 99.4% ................................
$3,230,376,204
Other Assets, less Liabilities 0.6% ...........................................
20,670,094
Net Assets 100.0% .........................................................
$3,251,046,298
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 1(c) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $1,204,613,629, representing 37.1% of net assets.
d
Perpetual security with no stated maturity date.
e
Income may be received in additional securities and/or cash.
f
See Note 1(e) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
The rate shown represents the yield at period end.
i
See Note 3(e) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Franklin Income
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,898,556,563
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 6,044,868
Value - Unaffiliated issuers .................................................................. $3,224,331,336
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 6,044,868
Cash .................................................................................... 128,870
Receivables:
Capital shares sold ........................................................................ 564,948
Dividends and interest ..................................................................... 23,418,103
European Union tax reclaims (Note 1 f ) ......................................................... 1,738,456
Total assets .......................................................................... 3,256,226,581
Liabilities:
Payables:
Capital shares redeemed ................................................................... 3,105,982
Management fees ......................................................................... 1,259,345
Distribution fees .......................................................................... 653,400
Trustees' fees and expenses ................................................................. 127
Accrued expenses and other liabilities ........................................................... 161,429
Total liabilities ......................................................................... 5,180,283
Net assets, at value ................................................................. $3,251,046,298
Net assets consist of:
Paid-in capital ............................................................................. $2,755,704,155
Total distributable earnings (losses) ............................................................. 495,342,143
Net assets, at value ................................................................. $3,251,046,298
Franklin Income
VIP Fund
Class 1:
Net assets, at value ....................................................................... $336,474,912
Shares outstanding ........................................................................ 21,005,885
Net asset value and maximum offering price per share
a
............................................. $16.02
Class 2:
Net assets, at value ....................................................................... $2,513,163,694
Shares outstanding ........................................................................ 165,801,693
Net asset value and maximum offering price per share
a
............................................. $15.16
Class 4:
Net assets, at value ....................................................................... $401,407,692
Shares outstanding ........................................................................ 25,529,575
Net asset value and maximum offering price per share
a
............................................. $15.72
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Franklin Income
VIP Fund
Investment income:
Dividends: (net of foreign taxes of $367,547)
Unaffiliated issuers ........................................................................ $37,564,287
Non-controlled affiliates (Note 3 e ) ............................................................. 1,152,410
Interest:
Unaffiliated issuers ........................................................................ 101,506,260
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (167,057)
Non-controlled affiliates (Note 3 e ) ............................................................. 253,570
Other income (Note 1 f ) ....................................................................... 81,216
Total investment income ................................................................... 140,390,686
Expenses:
Management fees (Note 3 a ) ................................................................... 14,479,292
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 6,155,355
    Class 4 ................................................................................ 1,329,417
Custodian fees ............................................................................. 17,490
Reports to shareholders fees .................................................................. 106,083
Professional fees ........................................................................... 128,787
Trustees' fees and expenses .................................................................. 33,726
Other .................................................................................... 116,695
Total expenses ......................................................................... 22,366,845
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (95,841)
Net expenses ......................................................................... 22,271,004
Net investment income ................................................................ 118,119,682
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 66,472,711
Foreign currency transactions ................................................................ (6,579)
Net realized gain (loss) .................................................................. 66,466,132
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 189,707,606
Translation of other assets and liabilities denominated in foreign currencies .............................. 214,744
Net change in unrealized appreciation (depreciation) ............................................ 189,922,350
Net realized and unrealized gain (loss) ............................................................ 256,388,482
Net increase (decrease) in net assets resulting from operations .......................................... $374,508,164

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
Franklin Income VIP Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $118,119,682 $128,502,262
Net realized gain (loss) ................................................. 66,466,132 72,495,556
Net change in unrealized appreciation (depreciation) ........................... 189,922,350 20,610,074
Net increase (decrease) in net assets resulting from operations ................ 374,508,164 221,607,892
Distributions to shareholders:
Class 1 ............................................................. (19,293,764) (16,729,510)
Class 2 ............................................................. (151,222,313) (141,660,042)
Class 4 ............................................................. (22,018,717) (19,161,630)
Total distributions to shareholders .......................................... (192,534,794) (177,551,182)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 8,477,274 12,405,411
Class 2 ............................................................. (90,023,704) (116,766,420)
Class 4 ............................................................. 8,394,722 12,330,730
Total capital share transactions ............................................ (73,151,708) (92,030,279)
Net increase (decrease) in net assets ................................... 108,821,662 (47,973,569)
Net assets:
Beginning of year ....................................................... 3,142,224,636 3,190,198,205
End of year ........................................................... $3,251,046,298 $3,142,224,636

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Income VIP Fund
20
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of seventeen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Income VIP Fund (Fund) is
included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund the
benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. The Fund may receive income from the investment
of cash collateral, in addition to lending fees paid by the
borrower. Income from securities loaned, net of fees paid
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Funds'
Schedule of Investments.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 1,147,091 $17,612,657 1,183,735 $17,865,510
Shares issued in reinvestment of distributions .......... 1,307,165 19,293,764 1,152,170 16,729,510
Shares redeemed ............................... (1,848,990) (28,429,147) (1,472,487) (22,189,609)
Net increase (decrease) .......................... 605,266 $8,477,274 863,418 $12,405,411
Class 2 Shares:
Shares sold ................................... 11,715,804 $170,807,235 9,812,811 $141,106,886
Shares issued in reinvestment of distributions .......... 10,809,315 151,222,313 10,265,220 141,660,042
Shares redeemed ............................... (28,314,413) (412,053,252) (27,814,220) (399,533,348)
Net increase (decrease) .......................... (5,789,294) $(90,023,704) (7,736,189) $(116,766,420)
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.458% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 4 Shares:
Shares sold ................................... 2,544,388 $38,486,008 3,067,878 $45,695,339
Shares issued in reinvestment of distributions .......... 1,516,441 22,018,717 1,339,974 19,161,630
Shares redeemed ............................... (3,449,045) (52,110,003) (3,540,719) (52,526,239)
Net increase (decrease) .......................... 611,784 $8,394,722 867,133 $12,330,730
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $71,500,603 $925,455,265 $(990,911,000) $— $— $6,044,868 6,044,868 $1,152,410
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $2,784,000 $125,691,000 $(128,475,000) $— $— $— — $253,570
Total Affiliated Securities ... $74,284,603 $1,051,146,265 $(1,119,386,000) $— $— $6,044,868 $1,405,980
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims and equity-linked securities.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$1,282,157,625 and $1,343,384,837, respectively.
6. Credit Risk
At December 31, 2025, the Fund had 22.1% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
2025 2024
Distributions paid from:
Ordinary income .......................................................... $172,241,911 $172,403,325
Long term capital gain ...................................................... 20,292,883 5,147,857
$192,534,794 $177,551,182
Cost of investments .......................................................................... $2,909,924,823
Unrealized appreciation ........................................................................ $411,943,439
Unrealized depreciation ........................................................................ (91,492,058)
Net unrealized appreciation (depreciation) .......................................................... $320,451,381
Distributable earnings:
Undistributed ordinary income ................................................................... $158,872,584
Undistributed long term capital gains .............................................................. 14,283,225
Total distributable earnings ..................................................................... $173,155,809

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2025, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 47,944,550 $ — $ — $ 47,944,550
Air Freight & Logistics ................... 13,787,410 — — 13,787,410
Banks ............................... 47,418,500 — — 47,418,500
Beverages ........................... 67,709,500 — — 67,709,500
Biotechnology ......................... 34,304,850 — — 34,304,850
Building Products ...................... 11,975,000 — — 11,975,000
Capital Markets ........................ 45,497,000 2,191,160 — 47,688,160
Chemicals ........................... 33,170,300 — — 33,170,300
Communications Equipment .............. 38,515,000 — — 38,515,000
Consumer Staples Distribution & Retail ...... 7,331,250 — — 7,331,250
Containers & Packaging ................. 4,923,750 — — 4,923,750
Diversified Telecommunication Services ..... 10,182,500 — — 10,182,500
Electric Utilities ........................ 99,202,800 — — 99,202,800
Energy Equipment & Services ............. 22,291,807 — — 22,291,807
Food Products ........................ 18,768,200 — — 18,768,200
Ground Transportation .................. 30,069,981 — — 30,069,981
Health Care Equipment & Supplies ......... 9,606,000 — — 9,606,000
Hotels, Restaurants & Leisure ............. 9,168,900 — — 9,168,900
Household Products .................... 42,993,000 — — 42,993,000
Industrial Conglomerates ................ 16,582,650 — — 16,582,650
IT Services ........................... 8,886,300 — — 8,886,300
Machinery ............................ 7,160,875 — — 7,160,875
Media ............................... 11,956,000 — — 11,956,000
Metals & Mining ....................... 12,673,578 — — 12,673,578
7. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Multi-Utilities .......................... $ 33,469,200 $ — $ — $ 33,469,200
Oil, Gas & Consumable Fuels ............. 165,292,712 — — 165,292,712
Pharmaceuticals ....................... 163,853,749 4,782,241 — 168,635,990
Semiconductors & Semiconductor Equipment . 36,111,750 — — 36,111,750
Specialty Retail ........................ 34,410,000 — — 34,410,000
Tobacco ............................. 20,852,000 — — 20,852,000
Equity-Linked Securities ................... — 504,705,799 — 504,705,799
Convertible Preferred Stocks :
Aerospace & Defense ................... 16,574,400 — — 16,574,400
Capital Markets ........................ 2,520,000 — — 2,520,000
Chemicals ........................... 13,659,700 — — 13,659,700
Electric Utilities ........................ 9,236,100 — — 9,236,100
Financial Services ...................... — 23,512,500 — 23,512,500
Corporate Bonds ........................ — 1,112,624,575 — 1,112,624,575
Senior Floating Rate Interests ............... — 18,888,942 — 18,888,942
U.S. Government and Agency Securities ....... — 181,552,974 — 181,552,974
Asset-Backed Securities ................... — 9,650,121 — 9,650,121
Mortgage-Backed Securities ................ — 198,376,452 — 198,376,452
Short Term Investments ................... 6,044,868 19,947,260 — 25,992,128
Total Investments in Securities ........... $1,154,144,180 $2,076,232,024 $— $3,230,376,204
a
For detailed categories, see the accompanying Schedule of Investments.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Income VIP Fund
(continued)
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Income VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Income VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, private placement agent, agent banks and broker; when replies were not received from a private placement agent or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin Income VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obiligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $20,292,883
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $31,739,797
Interest Earned from Federal Obligations Note (1) $17,674,966

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4829-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Large Cap Growth VIP
Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 7
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 17
Tax Information 18
Changes In and Disagreements with Accountants 19
Results of Meeting(s) of Shareholders 19
Remuneration Paid to Directors, Officers and Others 19
Board Approval of Management and Subadvisory Agreements 19

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Large Cap Growth VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.51 $19.71 $14.39 $30.30 $29.78
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.08) (0.08) (0.04) (0.04) (0.10)
Net realized and unrealized gains (losses) ........... 1.54 5.22 5.84 (10.79) 4.39
Total from investment operations .................... 1.46 5.14 5.80 (10.83) 4.29
Less distributions from:
Net realized gains ............................. (4.11) (2.34) (0.48) (5.08) (3.77)
Net asset value, end of year ....................... $19.86 $22.51 $19.71 $14.39 $30.30
Total return
c
................................... 7.48% 26.67% 40.71% (36.36)% 15.56%
Ratios to average net assets
Expenses
d
.................................... 0.84% 0.82% 0.83%
e
0.82%
e
0.84%
e
Net investment (loss) ............................ (0.36)% (0.36)% (0.22)% (0.21)% (0.32)%
Supplemental data
Net assets , end of year (000’s) ..................... $2,364 $7,723 $4,628 $3,353 $5,387
Portfolio turnover rate ............................ 34.97% 17.17% 26.29% 14.74% 14.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.76 $18.38 $13.47 $28.93 $28.65
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.12) (0.12) (0.07) (0.08) (0.16)
Net realized and unrealized gains (losses) ........... 1.40 4.84 5.46 (10.30) 4.21
Total from investment operations .................... 1.28 4.72 5.39 (10.38) 4.05
Less distributions from:
Net realized gains ............................. (4.11) (2.34) (0.48) (5.08) (3.77)
Net asset value, end of year ....................... $17.93 $20.76 $18.38 $13.47 $28.93
Total return
c
................................... 7.22% 26.30% 40.44% (36.54)% 15.28%
Ratios to average net assets
Expenses
d
.................................... 1.11% 1.07% 1.08%
e
1.07%
e
1.09%
e
Net investment (loss) ............................ (0.66)% (0.62)% (0.46)% (0.46)% (0.57)%
Supplemental data
Net assets , end of year (000’s) ..................... $81,677 $90,952 $88,146 $75,005 $128,584
Portfolio turnover rate ............................ 34.97% 17.17% 26.29% 14.74% 14.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2025
Franklin Large Cap Growth VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.8%
Aerospace & Defense 3.1%
a
Axon Enterprise, Inc. ................................. United States 1,124 $ 638,353
BWX Technologies, Inc. .............................. United States 2,496 431,409
Curtiss-Wright Corp. ................................. United States 1,514 834,623
Howmet Aerospace, Inc. .............................. United States 3,416 700,348
2,604,733
Automobiles 3.1%
a
Tesla, Inc. ......................................... United States 5,742 2,582,292
Beverages 0.8%
Coca-Cola Co. (The) ................................. United States 9,282 648,905
Biotechnology 2.2%
a
Insmed, Inc. ....................................... United States 5,025 874,551
a
Natera, Inc. ........................................ United States 4,101 939,498
1,814,049
Broadline Retail 5.2%
a
Amazon.com, Inc. ................................... United States 18,827 4,345,648
Building Products 1.0%
Trane Technologies plc ............................... United States 2,127 827,828
Capital Markets 2.4%
Ares Management Corp. , A ............................ United States 4,363 705,191
a
Robinhood Markets, Inc. , A ............................ United States 4,597 519,921
S&P Global, Inc. .................................... United States 1,447 756,188
1,981,300
Chemicals 1.0%
Linde plc .......................................... United States 2,068 881,775
Commercial Services & Supplies 1.1%
Republic Services, Inc. , A ............................. United States 4,263 903,458
Communications Equipment 1.0%
a
Arista Networks, Inc. ................................. United States 6,531 855,757
Construction Materials 0.9%
Martin Marietta Materials, Inc. .......................... United States 1,181 735,361
Consumer Staples Distribution & Retail 1.4%
Casey's General Stores, Inc. ........................... United States 2,142 1,183,905
Electrical Equipment 0.9%
GE Vernova, Inc. .................................... United States 1,216 794,741
Electronic Equipment, Instruments & Components 2.7%
Amphenol Corp. , A .................................. United States 14,505 1,960,206
a
Celestica, Inc. ...................................... Canada 1,137 336,108
2,296,314
Entertainment 3.0%
a
Netflix, Inc. ........................................ United States 15,991 1,499,316
a
ROBLOX Corp. , A ................................... United States 6,452 522,806
a
Spotify Technology SA ................................ United States 921 534,834
2,556,956
Financial Services 2.8%
Mastercard, Inc. , A .................................. United States 4,167 2,378,857
Ground Transportation 0.5%
a
Uber Technologies, Inc. ............................... United States 5,130 419,172

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 2.3%
a
Boston Scientific Corp. ............................... United States 7,470 $ 712,265
a
Dexcom, Inc. ....................................... United States 6,681 443,418
a
Intuitive Surgical, Inc. ................................ United States 1,351 765,152
1,920,835
Health Care Providers & Services 1.7%
McKesson Corp. .................................... United States 1,736 1,424,023
Hotels, Restaurants & Leisure 1.4%
a
DoorDash, Inc. , A ................................... United States 3,786 857,453
Wingstop, Inc. ...................................... United States 1,467 349,865
1,207,318
Interactive Media & Services 11.4%
Alphabet, Inc. , A .................................... United States 17,762 5,559,506
Meta Platforms, Inc. , A ............................... United States 6,088 4,018,628
9,578,134
IT Services 1.1%
a
Shopify, Inc. , A ..................................... Canada 5,568 896,281
Life Sciences Tools & Services 0.8%
a
Repligen Corp. ..................................... United States 3,976 651,507
Machinery 0.9%
Parker-Hannifin Corp. ................................ United States 906 796,338
Personal Care Products 0.3%
a
Oddity Tech Ltd. , A .................................. Israel 5,316 213,597
Pharmaceuticals 4.0%
Eli Lilly & Co. ...................................... United States 2,540 2,729,687
a
Jazz Pharmaceuticals plc ............................. United States 3,799 645,830
3,375,517
Professional Services 0.5%
Verisk Analytics, Inc. , A ............................... United States 2,024 452,749
Real Estate Management & Development 0.7%
a
CoStar Group, Inc. .................................. United States 8,713 585,862
Semiconductors & Semiconductor Equipment 20.1%
a
Advanced Micro Devices, Inc. .......................... United States 3,034 649,762
Analog Devices, Inc. ................................. United States 2,060 558,672
Broadcom, Inc. ..................................... United States 14,541 5,032,640
a
Lattice Semiconductor Corp. ........................... United States 8,551 629,183
Monolithic Power Systems, Inc. ......................... United States 761 689,740
NVIDIA Corp. ...................................... United States 45,042 8,400,333
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 2,996 910,454
16,870,784
Software 12.1%
a
AppLovin Corp. , A ................................... United States 1,720 1,158,971
a
Autodesk, Inc. ...................................... United States 765 226,448
a
Crowdstrike Holdings, Inc. , A ........................... United States 1,078 505,323
a
Fair Isaac Corp. .................................... United States 353 596,789
Microsoft Corp. ..................................... United States 12,897 6,237,247
Oracle Corp. ....................................... United States 1,520 296,263
a
ServiceNow, Inc. .................................... United States 3,707 567,875
a
Synopsys, Inc. ..................................... United States 1,185 556,618
10,145,534

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
See Abbreviations on page 16.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 1.7%
a
AutoZone, Inc. ..................................... United States 224 $ 759,696
a
Carvana Co. , A ..................................... United States 1,684 710,682
1,470,378
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc. ........................................ United States 17,222 4,681,973
Trading Companies & Distributors 0.4%
a
QXO, Inc. ......................................... United States 19,529 376,714
Wireless Telecommunication Services 0.7%
T-Mobile US, Inc. ................................... United States 2,807 569,933
Total Common Stocks (Cost $ 34,559,403 ) ....................................
83,028,528
Short Term Investments 1.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.4%
b,c
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 1,150,104 1,150,104
Total Money Market Funds (Cost $ 1,150,104 ) .................................
1,150,104
Total Short Term Investments (Cost $ 1,150,104 ) ...............................
1,150,104
a
Total Investments (Cost $ 35,709,507 ) 100.2% .................................
$84,178,632
Other Assets, less Liabilities (0.2) % .........................................
(138,021)
Net Assets 100.0% .........................................................
$84,040,611
a a a
a
Non-income producing.
b
See Note 3(e) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
Franklin Large
Cap Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $34,559,403
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 1,150,104
Value - Unaffiliated issuers .................................................................. $83,028,528
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 1,150,104
Cash .................................................................................... 10,556
Receivables:
Investment securities sold ................................................................... 27,240
Dividends and interest ..................................................................... 9,566
Total assets .......................................................................... 84,225,994
Liabilities:
Payables:
Capital shares redeemed ................................................................... 61,975
Management fees ......................................................................... 54,291
Distribution fees .......................................................................... 17,617
Professional fees ......................................................................... 42,480
Trustees' fees and expenses ................................................................. 61
Accrued expenses and other liabilities ........................................................... 8,959
Total liabilities ......................................................................... 185,383
Net assets, at value ................................................................. $84,040,611
Net assets consist of:
Paid-in capital ............................................................................. $15,179,327
Total distributable earnings (losses) ............................................................. 68,861,284
Net assets, at value ................................................................. $84,040,611
Franklin Large
Cap Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $2,363,585
Shares outstanding ........................................................................ 118,993
Net asset value and maximum offering price per share
a
............................................. $19.86
Class 2:
Net assets, at value ....................................................................... $81,677,026
Shares outstanding ........................................................................ 4,554,117
Net asset value and maximum offering price per share
a
............................................. $17.93
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Large
Cap Growth VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $502)
Unaffiliated issuers ........................................................................ $363,740
Non-controlled affiliates (Note 3 e ) ............................................................. 5,192
Interest:
Unaffiliated issuers ........................................................................ 35,632
Total investment income ................................................................... 404,564
Expenses:
Management fees (Note 3 a ) ................................................................... 677,326
Distribution fees: (Note 3c )
Class 2 ................................................................................ 213,493
Custodian fees ............................................................................ 13
Reports to shareholders fees .................................................................. 8,581
Professional fees ........................................................................... 70,277
Trustees' fees and expenses .................................................................. 1,287
Other .................................................................................... 15,782
Total expenses ......................................................................... 986,759
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (219)
Net expenses ......................................................................... 986,540
Net investment income (loss) ............................................................ (581,976)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 20,548,725
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (13,326,391)
Net realized and unrealized gain (loss) ............................................................ 7,222,334
Net increase (decrease) in net assets resulting from operations .......................................... $6,640,358

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Franklin Large Cap Growth VIP Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(581,976) $(598,744)
Net realized gain (loss) ................................................. 20,548,725 18,807,937
Net change in unrealized appreciation (depreciation) ........................... (13,326,391) 4,941,429
Net increase (decrease) in net assets resulting from operations ................ 6,640,358 23,150,622
Distributions to shareholders:
Class 1 ............................................................. (1,408,160) (728,733)
Class 2 ............................................................. (17,057,371) (10,181,219)
Total distributions to shareholders .......................................... (18,465,531) (10,909,952)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (4,335,101) 2,337,358
Class 2 ............................................................. 1,525,955 (8,676,597)
Total capital share transactions ............................................ (2,809,146) (6,339,239)
Net increase (decrease) in net assets ................................... (14,634,319) 5,901,431
Net assets:
Beginning of year ....................................................... 98,674,930 92,773,499
End of year ........................................................... $84,040,611 $98,674,930

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Large Cap Growth VIP Fund
10
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of seventeen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin Large Cap Growth VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31, 2025,
71.1% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
11
franklintempleton.com
Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities,
if any) and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
12
franklintempleton.com
Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... — $— 80,966 $1,749,269
Shares issued in reinvestment of distributions .......... 74,783 1,408,160 33,989 728,733
Shares redeemed ............................... (298,901) (5,743,261) (6,569) (140,644)
Net increase (decrease) .......................... (224,118) $(4,335,101) 108,386 $2,337,358
Class 2 Shares:
Shares sold ................................... 215,997 $3,989,213 146,909 $2,994,621
Shares issued in reinvestment of distributions .......... 1,002,196 17,057,371 514,203 10,181,219
Shares redeemed ............................... (1,044,576) (19,520,629) (1,076,530) (21,852,437)
Net increase (decrease) .......................... 173,617 $1,525,955 (415,418) $(8,676,597)
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.750% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% In excess of $1 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$31,352,637 and $54,041,476, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Large Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund , 3.681% ............ $— $5,344,683 $(4,194,579) $— $— $1,150,104 1,150,104 $5,192
Total Affiliated Securities ... $— $5,344,683 $(4,194,579) $— $— $1,150,104 $5,192
2025 2024
Distributions paid from:
Long term capital gain ...................................................... $18,465,531 $10,909,952
Cost of investments .......................................................................... $36,002,100
Unrealized appreciation ........................................................................ $49,338,243
Unrealized depreciation ........................................................................ (1,161,711)
Net unrealized appreciation (depreciation) .......................................................... $48,176,532
Distributable earnings:
Undistributed long term capital gains .............................................................. 20,684,750
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2025, the Fund did not use the Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
8. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
6. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
Abbreviations
Selected Portfolio
ADR American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
17
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Large Cap
Growth VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Large Cap Growth VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31,
2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
18
franklintempleton.com
Annual Report
Franklin Large Cap Growth VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $18,465,532
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $351,379

Franklin Templeton Variable Insurance Products Trust
19
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4843-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Mutual Global
Discovery
VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 24
Tax Information 25
Changes In and Disagreements with Accountants 26
Results of Meeting(s) of Shareholders 26
Remuneration Paid to Directors, Officers and Others 26
Board Approval of Management and Subadvisory Agreements 26

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.37 $19.16 $17.28 $20.32 $17.50
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.41 0.35 0.39 0.25
Net realized and unrealized gains (losses) ........... 3.84 0.62 3.03 (1.53) 3.14
Total from investment operations .................... 4.24 1.03 3.38 (1.14) 3.39
Less distributions from:
Net investment income .......................... (0.43) (0.39) (0.50) (0.32) (0.57)
Net realized gains ............................. (2.10) (1.43) (1.00) (1.58) —
Total distributions ............................... (2.53) (1.82) (1.50) (1.90) (0.57)
Net asset value, end of year ....................... $20.08 $18.37 $19.16 $17.28 $20.32
Total return
c
................................... 23.62% 4.98% 20.55% (4.52)% 19.43%
Ratios to average net assets
Expenses
d
.................................... 0.91%
e
0.90% 0.90%
e,f
0.89%
e,f
0.98%
e,f
Expenses - incurred in connection with securities sold short —% —% —%
g
—%
g
0.02%
Net investment income ........................... 2.00% 2.10% 1.87% 2.05% 1.29%
Supplemental data
Net assets, end of year (000’s) ..................... $9,034 $5,257 $4,436 $3,851 $4,166
Portfolio turnover rate ............................ 43.81% 33.69% 34.68% 55.49% 41.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.54 $18.38 $16.62 $19.61 $16.91
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.36 0.29 0.33 0.20
Net realized and unrealized gains (losses) ........... 3.65 0.57 2.92 (1.48) 3.02
Total from investment operations .................... 4.00 0.93 3.21 (1.15) 3.22
Less distributions from:
Net investment income .......................... (0.38) (0.34) (0.45) (0.26) (0.52)
Net realized gains ............................. (2.10) (1.43) (1.00) (1.58) —
Total distributions ............................... (2.48) (1.77) (1.45) (1.84) (0.52)
Net asset value, end of year ....................... $19.06 $17.54 $18.38 $16.62 $19.61
Total return
c
................................... 23.34% 4.66% 20.31% (4.75)% 19.13%
Ratios to average net assets
Expenses
d
.................................... 1.16%
e
1.15% 1.15%
e,f
1.14%
e,f
1.22%
e,f
Expenses - incurred in connection with securities sold short —% —% —%
g
—%
g
0.02%
Net investment income ........................... 1.84% 1.90% 1.62% 1.80% 1.05%
Supplemental data
Net assets, end of year (000’s) ..................... $416,837 $380,330 $413,438 $398,802 $477,214
Portfolio turnover rate ............................ 43.81% 33.69% 34.68% 55.49% 41.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.18 $18.98 $17.12 $20.12 $17.34
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.35 0.28 0.32 0.19
Net realized and unrealized gains (losses) ........... 3.79 0.59 3.01 (1.51) 3.09
Total from investment operations .................... 4.13 0.94 3.29 (1.19) 3.28
Less distributions from:
Net investment income .......................... (0.35) (0.31) (0.43) (0.23) (0.50)
Net realized gains ............................. (2.10) (1.43) (1.00) (1.58) —
Total distributions ............................... (2.45) (1.74) (1.43) (1.81) (0.50)
Net asset value, end of year ....................... $19.86 $18.18 $18.98 $17.12 $20.12
Total return
c
................................... 23.25% 4.58% 20.13% (4.85)% 18.98%
Ratios to average net assets
Expenses
d
.................................... 1.26%
e
1.25% 1.25%
e,f
1.25%
e,f
1.32%
e,f
Expenses - incurred in connection with securities sold short —% —% —%
g
—%
g
0.02%
Net investment income ........................... 1.74% 1.81% 1.52% 1.71% 0.95%
Supplemental data
Net assets, end of year (000’s) ..................... $19,507 $18,159 $20,592 $20,123 $25,930
Portfolio turnover rate ............................ 43.81% 33.69% 34.68% 55.49% 41.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2025
Franklin Mutual Global Discovery VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.3%
Aerospace & Defense 2.1%
Airbus SE ......................................... France 40,082 $ 9,308,002
Automobile Components 1.1%
Denso Corp. ....................................... Japan 350,710 4,844,048
Automobiles 2.9%
Stellantis NV ....................................... United States 464,291 5,084,314
Toyota Motor Corp. .................................. Japan 360,473 7,741,914
12,826,228
Banks 9.2%
Bank of America Corp. ............................... United States 162,259 8,924,245
BNP Paribas SA .................................... France 113,459 10,734,020
DBS Group Holdings Ltd. ............................. Singapore 159,310 6,978,520
JPMorgan Chase & Co. ............................... United States 18,241 5,877,615
Wells Fargo & Co. ................................... United States 89,892 8,377,934
40,892,334
Beverages 1.8%
Heineken NV ...................................... Netherlands 94,683 7,812,003
Broadline Retail 1.5%
Pan Pacific International Holdings Corp. .................. Japan 1,144,125 6,815,443
Building Products 1.6%
Cie de Saint-Gobain SA .............................. France 70,361 7,155,144
Capital Markets 3.3%
BlackRock, Inc. ..................................... United States 6,454 6,907,974
Deutsche Bank AG .................................. Germany 196,262 7,563,768
14,471,742
Chemicals 3.3%
BASF SE ......................................... Germany 150,493 7,918,731
PPG Industries, Inc. ................................. United States 67,612 6,927,526
14,846,257
Consumer Finance 1.7%
Capital One Financial Corp. ........................... United States 31,824 7,712,865
Containers & Packaging 1.8%
International Paper Co. ............................... United States 200,031 7,879,221
Diversified Telecommunication Services 2.0%
Deutsche Telekom AG ................................ Germany 280,097 9,117,453
Electrical Equipment 1.3%
Mitsubishi Electric Corp. .............................. Japan 195,939 5,712,965
Energy Equipment & Services 1.4%
SLB Ltd. .......................................... United States 165,231 6,341,566
Entertainment 1.8%
Walt Disney Co. (The) ................................ United States 70,264 7,993,935
Financial Services 1.9%
a
Fiserv, Inc. ........................................ United States 62,841 4,221,030
Global Payments, Inc. ................................ United States 57,115 4,420,701
8,641,731

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 3.0%
Danone SA ........................................ France 68,525 $ 6,180,893
Mondelez International, Inc. , A .......................... United States 132,033 7,107,336
13,288,229
Ground Transportation 1.6%
Union Pacific Corp. .................................. United States 30,376 7,026,576
Health Care Equipment & Supplies 3.5%
Medtronic plc ...................................... United States 85,936 8,255,012
Zimmer Biomet Holdings, Inc. .......................... United States 80,992 7,282,801
15,537,813
Health Care Providers & Services 4.7%
CVS Health Corp. ................................... United States 85,436 6,780,201
Elevance Health, Inc. ................................ United States 21,909 7,680,200
Fresenius SE & Co. KGaA ............................. Germany 113,943 6,527,999
20,988,400
Household Products 1.8%
Reckitt Benckiser Group plc ........................... United Kingdom 100,396 8,123,979
Industrial Conglomerates 1.1%
Siemens AG ....................................... Germany 17,497 4,900,500
Insurance 1.9%
Prudential plc ...................................... Hong Kong 543,282 8,357,349
Interactive Media & Services 6.0%
Alphabet, Inc. , A .................................... United States 38,892 12,173,196
Meta Platforms, Inc. , A ............................... United States 10,376 6,849,094
b
Tencent Holdings Ltd. ................................ China 99,745 7,654,784
26,677,074
IT Services 2.0%
Capgemini SE ...................................... France 52,332 8,689,636
Media 1.3%
a
Charter Communications, Inc. , A ........................ United States 27,698 5,781,958
Metals & Mining 1.4%
Rio Tinto plc ....................................... Australia 77,694 6,258,333
Multi-Utilities 1.2%
National Grid plc .................................... United Kingdom 350,985 5,383,577
Oil, Gas & Consumable Fuels 4.8%
BP plc ............................................ United States 1,317,054 7,681,011
EOG Resources, Inc. ................................ United States 62,159 6,527,317
Shell plc .......................................... United States 197,581 7,281,305
21,489,633
Pharmaceuticals 8.6%
Haleon plc ........................................ United States 1,790,608 9,048,625
Merck & Co., Inc. ................................... United States 86,529 9,108,042
Novartis AG , ADR ................................... United States 73,936 10,193,556
Roche Holding AG .................................. United States 23,925 9,880,314
38,230,537
Semiconductors & Semiconductor Equipment 1.5%
a
Renesas Electronics Corp. ............................ Japan 496,966 6,806,870

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 1.8%
a
Adobe, Inc. ........................................ United States 22,426 $ 7,848,876
Specialized REITs 1.5%
American Tower Corp. ................................ United States 38,017 6,674,645
Technology Hardware, Storage & Peripherals 1.7%
Samsung Electronics Co. Ltd. .......................... South Korea 92,284 7,734,774
Textiles, Apparel & Luxury Goods 1.9%
Cie Financiere Richemont SA .......................... Switzerland 39,631 8,546,467
Tobacco 2.0%
British American Tobacco plc ........................... United Kingdom 159,694 9,053,158
Trading Companies & Distributors 3.3%
AerCap Holdings NV ................................. Ireland 63,039 9,062,487
Ferguson Enterprises, Inc. ............................ United States 25,230 5,616,955
14,679,442
Total Common Stocks (Cost $ 316,160,682 ) ...................................
424,448,763
Principal
Amount
*
Corporate Bonds 0.5%
Commercial Services & Supplies 0.2%
c
Neptune Bidco US, Inc. , Senior Secured Note , 144A, 10.375% ,
5/15/31 ......................................... United States 962,000 986,926
Specialty Retail 0.3%
c
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 1,138,000 1,052,031
Total Corporate Bonds (Cost $ 1,728,754 ) .....................................
2,038,957
d
Senior Floating Rate Interests 1.8%
e
Commercial Services & Supplies 0.9%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 8.762% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 2,332,883 2,307,571
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B ,
9.012% , ( 3-month SOFR + 5% ), 4/11/29 ................. United States 1,760,539 1,744,914
4,052,485
a a a a a a
Professional Services 0.4%
e
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.331% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 1,942,088 1,946,496
Specialty Retail 0.5%
e
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.184% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 2,282,120 2,212,150
Total Senior Floating Rate Interests (Cost $ 7,665,071 ) .........................
8,211,131
Shares
a
Companies in Liquidation 0.0%
a,f,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 966,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 325,554,507 ) .............................
434,698,851
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
See Abbreviations on page 23 .
Short Term Investments 1.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.9%
h,i
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 8,550,178 $ 8,550,178
Total Money Market Funds (Cost $ 8,550,178 ) .................................
8,550,178
Total Short Term Investments (Cost $ 8,550,178 ) ...............................
8,550,178
a
Total Investments (Cost $ 334,104,685 ) 99.5% .................................
$443,249,029
Other Assets, less Liabilities 0.5% ...........................................
2,129,145
Net Assets 100.0% .........................................................
$445,378,174
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Variable interest entity (VIE). See Note 7 regarding investments made through a VIE structure. At December 31, 2025, the value of this security was $7,654,784, represent-
ing 1.7% of net assets.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $2,038,957, representing 0.5% of net assets.
d
See Note 1(f) regarding senior floating rate interests.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
See Note 3(e) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Franklin
Mutual Global
Discovery VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $325,554,507
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 8,550,178
Value - Unaffiliated issuers .................................................................. $434,698,851
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 8,550,178
Cash .................................................................................... 531,898
Receivables:
Investment securities sold ................................................................... 1,672,142
Capital shares sold ........................................................................ 747,638
Dividends and interest ..................................................................... 1,267,150
European Union tax reclaims (Note 1 g ) ......................................................... 334,747
Total assets .......................................................................... 447,802,604
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,489,034
Capital shares redeemed ................................................................... 430,457
Management fees ......................................................................... 327,977
Distribution fees .......................................................................... 93,934
Trustees' fees and expenses ................................................................. 59
Accrued expenses and other liabilities ........................................................... 82,969
Total liabilities ......................................................................... 2,424,430
Net assets, at value ................................................................. $445,378,174
Net assets consist of:
Paid-in capital ............................................................................. $289,621,529
Total distributable earnings (losses) ............................................................. 155,756,645
Net assets, at value ................................................................. $445,378,174
Franklin
Mutual Global
Discovery VIP
Fund
Class 1:
Net assets, at value ....................................................................... $9,034,385
Shares outstanding ........................................................................ 449,878
Net asset value and maximum offering price per share
a
............................................. $20.08
Class 2:
Net assets, at value ....................................................................... $416,836,722
Shares outstanding ........................................................................ 21,865,497
Net asset value and maximum offering price per share
a
............................................. $19.06
Class 4:
Net assets, at value ....................................................................... $19,507,067
Shares outstanding ........................................................................ 982,281
Net asset value and maximum offering price per share
a
............................................. $19.86
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Franklin
Mutual Global
Discovery VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $361,082)
Unaffiliated issuers ........................................................................ $10,932,232
Non-controlled affiliates (Note 3 e ) ............................................................. 220,813
Interest:
Unaffiliated issuers ........................................................................ 1,640,959
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (3,573)
Non-controlled affiliates (Note 3 e ) ............................................................. 4,005
Other income (Note 1 g ) ...................................................................... 9,157
Total investment income ................................................................... 12,803,593
Expenses:
Management fees (Note 3 a ) ................................................................... 3,731,611
Distribution fees: (Note 3c )
Class 2 ................................................................................ 1,003,090
Class 4 ................................................................................ 66,343
Custodian fees ............................................................................ 14,368
Reports to shareholders fees .................................................................. 19,850
Professional fees ........................................................................... 88,055
Trustees' fees and expenses .................................................................. 4,747
Other .................................................................................... 34,419
Total expenses ......................................................................... 4,962,483
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (9,317)
Net expenses ......................................................................... 4,953,166
Net investment income ................................................................ 7,850,427
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 44,466,112
Foreign currency transactions ................................................................ 52,404
Forward exchange contracts ................................................................. (1,305,392)
Futures contracts ......................................................................... (795,263)
Net realized gain (loss) .................................................................. 42,417,861
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 40,210,523
Translation of other assets and liabilities denominated in foreign currencies .............................. 75,606
Forward exchange contracts ................................................................. (1,127,091)
Futures contracts ......................................................................... (205,145)
Net change in unrealized appreciation (depreciation) ............................................ 38,953,893
Net realized and unrealized gain (loss) ............................................................ 81,371,754
Net increase (decrease) in net assets resulting from operations .......................................... $89,222,181

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Franklin Mutual Global Discovery VIP Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,850,427 $8,158,676
Net realized gain (loss) ................................................. 42,417,861 41,706,794
Net change in unrealized appreciation (depreciation) ........................... 38,953,893 (29,207,713)
Net increase (decrease) in net assets resulting from operations ................ 89,222,181 20,657,757
Distributions to shareholders:
Class 1 ............................................................. (943,638) (475,761)
Class 2 ............................................................. (49,293,852) (35,999,643)
Class 4 ............................................................. (2,221,460) (1,651,779)
Total distributions to shareholders .......................................... (52,458,950) (38,127,183)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 3,448,020 1,093,247
Class 2 ............................................................. 1,796,298 (16,599,193)
Class 4 ............................................................. (374,472) (1,746,150)
Total capital share transactions ............................................ 4,869,846 (17,252,096)
Net increase (decrease) in net assets ................................... 41,633,077 (34,721,522)
Net assets:
Beginning of year ....................................................... 403,745,097 438,466,619
End of year ........................................................... $445,378,174 $403,745,097

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Mutual Global Discovery VIP Fund
12
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of seventeen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Mutual Global Discovery
VIP Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31,
2025, 43.6% of the Fund's shares were held through one
insurance company. Investment activities of these insurance
company separate accounts could have a material impact on
the Fund. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2025, the Fund had no
OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A futures contract is an agreement between
the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable
in the Statement of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
d. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund may receive income from the investment
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
of cash collateral. The Fund is obligated to pay fees for
borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security
borrowing fees are recorded as an expense to the Fund. At
December 31, 2025, the Fund had no securities sold short.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. The Fund may receive income from the investment
of cash collateral, in addition to lending fees paid by the
borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Funds'
Schedule of Investments.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
1. Organization and Significant Accounting Policies
(continued)
d. Securities Sold Short
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
The Fund may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Fund. Facility fees are recognized as income over the
expected term of the loan. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 253,918 $5,121,041 77,967 $1,534,206
Shares issued in reinvestment of distributions .......... 48,741 943,638 24,818 475,761
Shares redeemed ............................... (139,015) (2,616,659) (48,034) (916,720)
Net increase (decrease) .......................... 163,644 $3,448,020 54,751 $1,093,247
Class 2 Shares:
Shares sold ................................... 744,555 $14,162,039 473,002 $8,816,674
Shares issued in reinvestment of distributions .......... 2,680,470 49,293,852 1,965,046 35,999,643
Shares redeemed ............................... (3,241,552) (61,659,593) (3,253,096) (61,415,510)
Net increase (decrease) .......................... 183,473 $1,796,298 (815,048) $(16,599,193)
Class 4 Shares:
Shares sold ................................... 72,986 $1,440,099 27,437 $527,112
Shares issued in reinvestment of distributions .......... 115,943 2,221,460 86,936 1,651,779
Shares redeemed ............................... (205,344) (4,036,031) (200,358) (3,925,041)
Net increase (decrease) .......................... (16,415) $(374,472) (85,985) $(1,746,150)
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.875% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.875% Up to and including $4 billion
0.845% Over $4 billion, up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation) , undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, EU reclaims and tax straddles.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $— $59,317,439 $(50,767,261) $— $— $8,550,178 8,550,178 $220,813
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $— $10,001,000 $(10,001,000) $— $— $— — $4,005
Total Affiliated Securities ... $— $69,318,439 $(60,768,261) $— $— $8,550,178 $224,818
2025 2024
Distributions paid from:
Ordinary income .......................................................... $16,649,203 $19,125,748
Long term capital gain ...................................................... 35,809,747 19,001,435
$52,458,950 $38,127,183
Cost of investments .......................................................................... $336,800,496
Unrealized appreciation ........................................................................ $120,969,385
Unrealized depreciation ........................................................................ (14,520,852)
Net unrealized appreciation (depreciation) .......................................................... $106,448,533
Distributable earnings:
Undistributed ordinary income ................................................................... $12,627,092
Undistributed long term capital gains .............................................................. 36,325,919
Total distributable earnings ..................................................................... $48,953,011
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
20
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended December
31, 2025, aggregated $182,268,243 and $225,783,328, respectively.
6. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At December 31, 2025, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
21
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
8. Other Derivative Information
For the year ended December 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2025, the average month end notional amount of futures contracts represented
$3,111,281. The average month end contract value of forward exchange contracts was $20,436,520.
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2025, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Global Discovery VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(795,263) Futures contracts $(205,145)
Forward exchange contracts (1,305,392) Forward exchange contracts (1,127,091)
Total ....................... $(2,100,655) $(1,332,236)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
22
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ — $ 9,308,002 $ — $ 9,308,002
Automobile Components ................. — 4,844,048 — 4,844,048
Automobiles .......................... — 12,826,228 — 12,826,228
Banks ............................... 23,179,794 17,712,540 — 40,892,334
Beverages ........................... — 7,812,003 — 7,812,003
Broadline Retail ....................... — 6,815,443 — 6,815,443
Building Products ...................... — 7,155,144 — 7,155,144
Capital Markets ........................ 6,907,974 7,563,768 — 14,471,742
Chemicals ........................... 6,927,526 7,918,731 — 14,846,257
Consumer Finance ..................... 7,712,865 — — 7,712,865
Containers & Packaging ................. 7,879,221 — — 7,879,221
Diversified Telecommunication Services ..... — 9,117,453 — 9,117,453
Electrical Equipment .................... — 5,712,965 — 5,712,965
Energy Equipment & Services ............. 6,341,566 — — 6,341,566
Entertainment ......................... 7,993,935 — — 7,993,935
Financial Services ...................... 8,641,731 — — 8,641,731
Food Products ........................ 7,107,336 6,180,893 — 13,288,229
Ground Transportation .................. 7,026,576 — — 7,026,576
Health Care Equipment & Supplies ......... 15,537,813 — — 15,537,813
Health Care Providers & Services .......... 14,460,401 6,527,999 — 20,988,400
Household Products .................... — 8,123,979 — 8,123,979
Industrial Conglomerates ................ — 4,900,500 — 4,900,500
Insurance ............................ — 8,357,349 — 8,357,349
Interactive Media & Services .............. 19,022,290 7,654,784 — 26,677,074
IT Services ........................... — 8,689,636 — 8,689,636
Media ............................... 5,781,958 — — 5,781,958
Metals & Mining ....................... — 6,258,333 — 6,258,333
Multi-Utilities .......................... — 5,383,577 — 5,383,577
Oil, Gas & Consumable Fuels ............. 6,527,317 14,962,316 — 21,489,633
Pharmaceuticals ....................... 19,301,598 18,928,939 — 38,230,537
Semiconductors & Semiconductor Equipment . — 6,806,870 — 6,806,870
Software ............................. 7,848,876 — — 7,848,876
Specialized REITs ...................... 6,674,645 — — 6,674,645
Technology Hardware, Storage & Peripherals . — 7,734,774 — 7,734,774
Textiles, Apparel & Luxury Goods .......... — 8,546,467 — 8,546,467
Tobacco ............................. — 9,053,158 — 9,053,158
Trading Companies & Distributors .......... 14,679,442 — — 14,679,442
Corporate Bonds ........................ — 2,038,957 — 2,038,957
Senior Floating Rate Interests ............... — 8,211,131 — 8,211,131
Companies in Liquidation .................. — — —
b
—
Short Term Investments ................... 8,550,178 — — 8,550,178
Total Investments in Securities ........... $208,103,042 $235,145,987
c
$— $443,249,029
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $224,895,899, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
23
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  year .
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
24
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Mutual Global
Discovery VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Mutual Global Discovery VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust,
referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended
December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31,
2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31,
2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from an agent bank or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
25
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $35,809,747
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $2,689,259
Interest Earned from Federal Obligations Note (1) $194,163
Amount Reported
Foreign Taxes Paid $360,903
Foreign Source Income Earned $6,088,689

Franklin Templeton Variable Insurance Products Trust
26
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4845-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Mutual Shares VIP
Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 23
Tax Information 24
Changes In and Disagreements with Accountants 25
Results of Meeting(s) of Shareholders 25
Remuneration Paid to Directors, Officers and Others 25
Board Approval of Management and Subadvisory Agreements 25

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.84 $15.74 $15.53 $19.62 $16.93
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.36 0.35 0.32 0.27
Net realized and unrealized gains (losses) ........... 1.58 1.47 1.60 (1.99) 3.02
Total from investment operations .................... 1.91 1.83 1.95 (1.67) 3.29
Less distributions from:
Net investment income .......................... (0.40) (0.38) (0.35) (0.40) (0.60)
Net realized gains ............................. (1.75) (0.35) (1.39) (2.02) —
Total distributions ............................... (2.15) (0.73) (1.74) (2.42) (0.60)
Net asset value, end of year ....................... $16.60 $16.84 $15.74 $15.53 $19.62
Total return
c
................................... 11.81% 11.50% 13.73% (7.15)% 19.52%
Ratios to average net assets
Expenses
d
.................................... 0.69%
e
0.69% 0.68%
e,f
0.66%
e,f
0.73%
e,f
Expenses - incurred in connection with securities sold short —% —% —%
g
—%
g
0.02%
Net investment income ........................... 1.91% 2.14% 2.24% 1.82% 1.44%
Supplemental data
Net assets, end of year (000’s) ..................... $146,323 $131,681 $121,126 $105,334 $116,861
Portfolio turnover rate ............................ 56.84% 32.95% 50.67% 59.99% 47.31%
h
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.39 $15.33 $15.16 $19.20 $16.59
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.31 0.31 0.27 0.22
Net realized and unrealized gains (losses) ........... 1.53 1.43 1.56 (1.95) 2.95
Total from investment operations .................... 1.81 1.74 1.87 (1.68) 3.17
Less distributions from:
Net investment income .......................... (0.35) (0.33) (0.31) (0.34) (0.56)
Net realized gains ............................. (1.75) (0.35) (1.39) (2.02) —
Total distributions ............................... (2.10) (0.68) (1.70) (2.36) (0.56)
Net asset value, end of year ....................... $16.10 $16.39 $15.33 $15.16 $19.20
Total return
c
................................... 11.52% 11.27% 13.46% (7.43)% 19.17%
Ratios to average net assets
Expenses
d
.................................... 0.94%
e
0.94% 0.93%
e,f
0.91%
e,f
0.98%
e,f
Expenses - incurred in connection with securities sold short —% —% —%
g
—%
g
0.02%
Net investment income ........................... 1.67% 1.89% 1.99% 1.55% 1.17%
Supplemental data
Net assets, end of year (000’s) ..................... $1,720,465 $1,765,869 $1,882,088 $1,786,501 $2,517,899
Portfolio turnover rate ............................ 56.84% 32.95% 50.67% 59.99% 47.31%
h
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.61 $15.53 $15.34 $19.39 $16.75
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.30 0.29 0.26 0.20
Net realized and unrealized gains (losses) ........... 1.57 1.45 1.58 (1.97) 2.98
Total from investment operations .................... 1.83 1.75 1.87 (1.71) 3.18
Less distributions from:
Net investment income .......................... (0.34) (0.32) (0.29) (0.32) (0.54)
Net realized gains ............................. (1.75) (0.35) (1.39) (2.02) —
Total distributions ............................... (2.09) (0.67) (1.68) (2.34) (0.54)
Net asset value, end of year ....................... $16.35 $16.61 $15.53 $15.34 $19.39
Total return
c
................................... 11.45% 11.16% 13.31% (7.47)% 19.06%
Ratios to average net assets
Expenses
d
.................................... 1.04%
e
1.04% 1.03%
e,f
1.01%
e,f
1.08%
e,f
Expenses - incurred in connection with securities sold short —% —% —%
g
—%
g
0.02%
Net investment income ........................... 1.57% 1.79% 1.88% 1.47% 1.06%
Supplemental data
Net assets, end of year (000’s) ..................... $107,441 $102,461 $103,475 $99,603 $120,424
Portfolio turnover rate ............................ 56.84% 32.95% 50.67% 59.99% 47.31%
h
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2025
Franklin Mutual Shares VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.3%
Automobiles 1.9%
General Motors Co. .................................. United States 448,836 $ 36,499,344
Banks 8.5%
Bank of America Corp. ............................... United States 767,131 42,192,205
JPMorgan Chase & Co. ............................... United States 139,468 44,939,379
PNC Financial Services Group, Inc. (The) ................. United States 187,872 39,214,522
Wells Fargo & Co. ................................... United States 435,125 40,553,650
166,899,756
Broadline Retail 2.9%
a
Amazon.com, Inc. ................................... United States 247,655 57,163,727
Building Products 2.3%
Johnson Controls International plc ....................... United States 379,301 45,421,295
Capital Markets 1.9%
BlackRock, Inc. ..................................... United States 35,037 37,501,503
Chemicals 1.7%
PPG Industries, Inc. ................................. United States 319,757 32,762,302
Communications Equipment 1.8%
Cisco Systems, Inc. ................................. United States 452,707 34,872,020
Consumer Finance 1.9%
Capital One Financial Corp. ........................... United States 153,490 37,199,836
Consumer Staples Distribution & Retail 2.3%
Dollar General Corp. ................................. United States 342,587 45,485,276
Containers & Packaging 1.7%
International Paper Co. ............................... United States 827,569 32,597,943
Diversified Telecommunication Services 0.2%
a,b,c
Uniti Group, Inc. .................................... United States 643,835 4,400,995
Electric Utilities 3.6%
Entergy Corp. ...................................... United States 354,607 32,776,325
PPL Corp. ......................................... United States 1,117,536 39,136,111
71,912,436
Electronic Equipment, Instruments & Components 1.1%
a
Flex Ltd. .......................................... United States 359,223 21,704,254
Energy Equipment & Services 1.5%
SLB Ltd. .......................................... United States 796,652 30,575,504
Entertainment 2.3%
Walt Disney Co. (The) ................................ United States 391,027 44,487,142
Financial Services 2.8%
Apollo Global Management, Inc. ........................ United States 238,701 34,554,357
a
Fiserv, Inc. ........................................ United States 313,177 21,036,099
55,590,456
Food Products 1.6%
Nestle SA ......................................... United States 318,753 31,639,143
Ground Transportation 1.5%
Union Pacific Corp. .................................. United States 130,072 30,088,255
Health Care Equipment & Supplies 4.2%
a
Cooper Cos., Inc. (The) ............................... United States 374,487 30,692,954

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Medtronic plc ...................................... United States 341,901 $ 32,843,010
Zimmer Biomet Holdings, Inc. .......................... United States 210,203 18,901,454
82,437,418
Health Care Providers & Services 0.9%
Elevance Health, Inc. ................................ United States 48,149 16,878,632
Household Products 2.1%
Colgate-Palmolive Co. ............................... United States 531,398 41,991,070
Insurance 4.6%
Hartford Insurance Group, Inc. (The) ..................... United States 345,197 47,568,146
Progressive Corp. (The) .............................. United States 188,983 43,035,209
90,603,355
Interactive Media & Services 3.6%
Alphabet, Inc. , A .................................... United States 224,342 70,219,046
Life Sciences Tools & Services 2.4%
Thermo Fisher Scientific, Inc. .......................... United States 82,981 48,083,340
Machinery 2.4%
Dover Corp. ....................................... United States 243,652 47,570,616
Metals & Mining 2.0%
Reliance, Inc. ...................................... United States 139,071 40,173,440
Oil, Gas & Consumable Fuels 4.0%
Chevron Corp. ..................................... United States 278,394 42,430,030
EOG Resources, Inc. ................................ United States 344,612 36,187,706
78,617,736
Personal Care Products 1.9%
Estee Lauder Cos., Inc. (The) , A ........................ United States 357,996 37,489,341
Pharmaceuticals 8.4%
Haleon plc ........................................ United States 9,998,685 50,527,166
Merck & Co., Inc. ................................... United States 296,595 31,219,590
Novartis AG , ADR ................................... United States 308,563 42,541,581
Roche Holding AG .................................. United States 102,516 42,336,061
166,624,398
Professional Services 2.5%
KBR, Inc. ......................................... United States 509,104 20,465,981
SS&C Technologies Holdings, Inc. ....................... United States 335,666 29,343,921
49,809,902
Retail REITs 1.9%
Brixmor Property Group, Inc. ........................... United States 1,418,819 37,201,434
Semiconductors & Semiconductor Equipment 1.5%
NXP Semiconductors NV ............................. Netherlands 140,096 30,409,238
Software 3.4%
a
Adobe, Inc. ........................................ United States 108,079 37,826,569
Gen Digital, Inc. .................................... United States 1,091,294 29,672,284
67,498,853
Specialized REITs 1.7%
American Tower Corp. ................................ United States 186,064 32,667,256

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 2.0%
a
Ulta Beauty, Inc. .................................... United States 65,301 $ 39,507,758
Tobacco 1.7%
British American Tobacco plc ........................... United Kingdom 608,660 34,505,334
Trading Companies & Distributors 3.6%
AerCap Holdings NV ................................. Ireland 212,856 30,600,178
Ferguson Enterprises, Inc. ............................ United States 184,552 41,086,812
71,686,990
Total Common Stocks (Cost $ 1,433,484,587 ) ..................................
1,900,776,344
Preferred Stocks 0.2%
Diversified Telecommunication Services 0.2%
a,b,c
Uniti Group, Inc. .................................... United States 4,107 4,051,140
Total Preferred Stocks (Cost $ 3,575,413 ) .....................................
4,051,140
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b,c
Uniti Group, Inc. , 8/01/35 ............................. United States 125,422 757,801
Total Warrants (Cost $ 602,026 ) ..............................................
757,801
Principal
Amount
*
Corporate Bonds 0.6%
Commercial Services & Supplies 0.2%
d
Neptune Bidco US, Inc. , Senior Secured Note , 144A, 10.375% ,
5/15/31 ......................................... United States 4,833,000 4,958,228
Specialty Retail 0.4%
d
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 7,895,000 7,298,579
Total Corporate Bonds (Cost $ 10,246,511 ) ....................................
12,256,807
e
Senior Floating Rate Interests 2.0%
f
Commercial Services & Supplies 1.0%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 8.762% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 11,011,260 10,891,788
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B ,
9.012% , ( 3-month SOFR + 5% ), 4/11/29 ................. United States 8,388,813 8,314,362
19,206,150
a a a a a a
Professional Services 0.4%
f
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.331% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 8,771,145 8,791,056
Specialty Retail 0.6%
f
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.184% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 11,623,120 11,266,755
Total Senior Floating Rate Interests (Cost $ 36,519,110 ) ........................
39,263,961

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
See Abbreviations on page 22 .
a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
a,b,g
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 347,093 $ —
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 6,301,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 1,484,427,647 ) ...........................
1,957,106,053
a
Short Term Investments 0.0%
†
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.0%
†
h,i
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 254,301 254,301
Total Money Market Funds (Cost $ 254,301 ) ...................................
254,301
Total Short Term Investments (Cost $ 254,301 ) ................................
254,301
a
Total Investments (Cost $ 1,484,681,948 ) 99.1% ................................
$1,957,360,354
Other Assets, less Liabilities 0.9% ...........................................
16,869,179
Net Assets 100.0% .........................................................
$1,974,229,533
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $12,256,807, representing 0.6% of net assets.
e
See Note 1(e) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
See Note 3(e) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Franklin Mutual
Shares VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,484,427,647
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 254,301
Value - Unaffiliated issuers .................................................................. $1,957,106,053
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 254,301
Cash .................................................................................... 470,579
Receivables:
Investment securities sold ................................................................... 14,949,750
Capital shares sold ........................................................................ 48,241
Dividends and interest ..................................................................... 3,380,521
European Union tax reclaims (Note 1 f ) ......................................................... 428,138
Total assets .......................................................................... 1,976,637,583
Liabilities:
Payables:
Capital shares redeemed ................................................................... 760,226
Management fees ......................................................................... 1,130,995
Distribution fees .......................................................................... 398,054
Trustees' fees and expenses ................................................................. 166
Accrued expenses and other liabilities ........................................................... 118,609
Total liabilities ......................................................................... 2,408,050
Net assets, at value ................................................................. $1,974,229,533
Net assets consist of:
Paid-in capital ............................................................................. $1,340,864,371
Total distributable earnings (losses) ............................................................. 633,365,162
Net assets, at value ................................................................. $1,974,229,533
Franklin Mutual
Shares VIP
Fund
Class 1:
Net assets, at value ....................................................................... $146,322,951
Shares outstanding ........................................................................ 8,814,749
Net asset value and maximum offering price per share
a
............................................. $16.60
Class 2:
Net assets, at value ....................................................................... $1,720,465,429
Shares outstanding ........................................................................ 106,866,215
Net asset value and maximum offering price per share
a
............................................. $16.10
Class 4:
Net assets, at value ....................................................................... $107,441,153
Shares outstanding ........................................................................ 6,573,226
Net asset value and maximum offering price per share
a
............................................. $16.35
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Mutual
Shares VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $694,610)
Unaffiliated issuers ........................................................................ $41,935,841
Non-controlled affiliates (Note 3 e ) ............................................................. 970,630
Interest:
Unaffiliated issuers ........................................................................ 7,718,834
Other income (Note 1 f ) ....................................................................... 11,841
Total investment income ................................................................... 50,637,146
Expenses:
Management fees (Note 3 a ) ................................................................... 13,131,211
Distribution fees: (Note 3c )
Class 2 ................................................................................ 4,268,506
Class 4 ................................................................................ 359,088
Custodian fees ............................................................................ 16,267
Reports to shareholders fees .................................................................. 70,100
Professional fees ........................................................................... 98,045
Trustees' fees and expenses .................................................................. 21,266
Other .................................................................................... 42,118
Total expenses ......................................................................... 18,006,601
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (40,310)
Net expenses ......................................................................... 17,966,291
Net investment income ................................................................ 32,670,855
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 146,784,396
Foreign currency transactions ................................................................ 65,762
Forward exchange contracts ................................................................. (2,990,178)
Futures contracts ......................................................................... (439,569)
Net realized gain (loss) .................................................................. 143,420,411
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 30,052,963
Translation of other assets and liabilities denominated in foreign currencies .............................. 54,009
Forward exchange contracts ................................................................. (330,304)
Futures contracts ......................................................................... (170,174)
Net change in unrealized appreciation (depreciation) ............................................ 29,606,494
Net realized and unrealized gain (loss) ............................................................ 173,026,905
Net increase (decrease) in net assets resulting from operations .......................................... $205,697,760

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Franklin Mutual Shares VIP Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $32,670,855 $39,943,824
Net realized gain (loss) ................................................. 143,420,411 202,502,530
Net change in unrealized appreciation (depreciation) ........................... 29,606,494 (14,540,612)
Net increase (decrease) in net assets resulting from operations ................ 205,697,760 227,905,742
Distributions to shareholders:
Class 1 ............................................................. (16,559,815) (5,489,691)
Class 2 ............................................................. (204,545,510) (73,854,793)
Class 4 ............................................................. (12,051,556) (4,076,319)
Total distributions to shareholders .......................................... (233,156,881) (83,420,803)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 15,796,754 2,009,309
Class 2 ............................................................. (19,860,122) (245,014,763)
Class 4 ............................................................. 5,741,608 (8,157,788)
Total capital share transactions ............................................ 1,678,240 (251,163,242)
Net increase (decrease) in net assets ................................... (25,780,881) (106,678,303)
Net assets:
Beginning of year ....................................................... 2,000,010,414 2,106,688,717
End of year ........................................................... $1,974,229,533 $2,000,010,414

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Mutual Shares VIP Fund
12
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of seventeen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Mutual Shares VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2025, the Fund had no
OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A futures contract is an agreement between
the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable
in the Statement of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
d. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund may receive income from the investment
of cash collateral. The Fund is obligated to pay fees for
borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
sold short. Such dividends and/or interest and any security
borrowing fees are recorded as an expense to the Fund. At
December 31, 2025, the Fund had no securities sold short.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Certain
or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Funds. Facility fees are recognized as income over the
expected term of the loan. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Sold Short
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 448,898 $7,631,548 274,966 $4,592,561
Shares issued in reinvestment of distributions .......... 1,033,696 16,559,815 320,472 5,489,691
Shares redeemed ............................... (487,902) (8,394,609) (472,908) (8,072,943)
Net increase (decrease) .......................... 994,692 $15,796,754 122,530 $2,009,309
Class 2 Shares:
Shares sold ................................... 8,231,236 $138,749,672 1,283,854 $20,713,624
Shares issued in reinvestment of distributions .......... 13,154,052 204,545,510 4,427,746 73,854,793
Shares redeemed ............................... (22,285,172) (363,155,304) (20,711,479) (339,583,180)
Net increase (decrease) .......................... (899,884) $(19,860,122) (14,999,879) $(245,014,763)
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.675% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 4 Shares:
Shares sold ................................... 502,789 $8,215,940 381,981 $6,285,760
Shares issued in reinvestment of distributions .......... 763,240 12,051,556 241,060 4,076,319
Shares redeemed ............................... (861,992) (14,525,888) (1,115,523) (18,519,867)
Net increase (decrease) .......................... 404,037 $5,741,608 (492,482) $(8,157,788)
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $— $345,918,264 $(345,663,963) $— $— $254,301 254,301 $970,630
Total Affiliated Securities ... $— $345,918,264 $(345,663,963) $— $— $254,301 $970,630
2025 2024
Distributions paid from:
Ordinary income .......................................................... $62,376,375 $44,094,570
Long term capital gain ...................................................... 170,780,506 39,326,233
$233,156,881 $83,420,803
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended December
31, 2025, aggregated $1,085,623,870 and $1,272,076,781, respectively.
6. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At December 31, 2025, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Cost of investments .......................................................................... $1,491,326,045
Unrealized appreciation ........................................................................ $502,532,208
Unrealized depreciation ........................................................................ (36,497,899)
Net unrealized appreciation (depreciation) .......................................................... $466,034,309
Distributable earnings:
Undistributed ordinary income ................................................................... $44,130,571
Undistributed long term capital gains .............................................................. 122,773,040
Total distributable earnings ..................................................................... $166,903,611
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
20
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
8. Other Derivative Information
For the year ended December 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2025 , the average month end notional amount of futures contracts represented
$2,713,038 . The average month end contract value of forward exchange contracts was $29,460,677 .
See Note 1(c)  regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2025, the Fund did not use the Global Credit Facility.
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
4,107 Uniti Group, Inc. ............................. 8/04/25 $ 3,575,413 $ 4,051,140
125,422 Uniti Group, Inc., 8/01/35 ...................... 8/04/25 602,026 757,801
643,835 Uniti Group, Inc.. ............................ 8/04/25 4,004,654 4,400,995
Total Restricted Securities (Value is 0.5% of Net Assets) ............... $8,182,093 $9,209,936
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Shares VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(439,569) Futures contracts $(170,174)
Forward exchange contracts (2,990,178) Forward exchange contracts (330,304)
Total ....................... $(3,429,747) $(500,478)
7. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
21
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Automobiles .......................... $ 36,499,344 $ — $ — $ 36,499,344
Banks ............................... 166,899,756 — — 166,899,756
Broadline Retail ....................... 57,163,727 — — 57,163,727
Building Products ...................... 45,421,295 — — 45,421,295
Capital Markets ........................ 37,501,503 — — 37,501,503
Chemicals ........................... 32,762,302 — — 32,762,302
Communications Equipment .............. 34,872,020 — — 34,872,020
Consumer Finance ..................... 37,199,836 — — 37,199,836
Consumer Staples Distribution & Retail ...... 45,485,276 — — 45,485,276
Containers & Packaging ................. 32,597,943 — — 32,597,943
Diversified Telecommunication Services ..... — — 4,400,995 4,400,995
Electric Utilities ........................ 71,912,436 — — 71,912,436
Electronic Equipment, Instruments &
Components ........................ 21,704,254 — — 21,704,254
Energy Equipment & Services ............. 30,575,504 — — 30,575,504
Entertainment ......................... 44,487,142 — — 44,487,142
Financial Services ...................... 55,590,456 — — 55,590,456
Food Products ........................ — 31,639,143 — 31,639,143
Ground Transportation .................. 30,088,255 — — 30,088,255
Health Care Equipment & Supplies ......... 82,437,418 — — 82,437,418
Health Care Providers & Services .......... 16,878,632 — — 16,878,632
Household Products .................... 41,991,070 — — 41,991,070
Insurance ............................ 90,603,355 — — 90,603,355
Interactive Media & Services .............. 70,219,046 — — 70,219,046
Life Sciences Tools & Services ............ 48,083,340 — — 48,083,340
Machinery ............................ 47,570,616 — — 47,570,616
Metals & Mining ....................... 40,173,440 — — 40,173,440
Oil, Gas & Consumable Fuels ............. 78,617,736 — — 78,617,736
Personal Care Products ................. 37,489,341 — — 37,489,341
Pharmaceuticals ....................... 73,761,171 92,863,227 — 166,624,398
Professional Services ................... 49,809,902 — — 49,809,902
Retail REITs .......................... 37,201,434 — — 37,201,434
Semiconductors & Semiconductor Equipment . 30,409,238 — — 30,409,238
Software ............................. 67,498,853 — — 67,498,853
Specialized REITs ...................... 32,667,256 — — 32,667,256

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
22
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Specialty Retail ........................ $ 39,507,758 $ — $ — $ 39,507,758
Tobacco ............................. — 34,505,334 — 34,505,334
Trading Companies & Distributors .......... 71,686,990 — — 71,686,990
Preferred Stocks ......................... — — 4,051,140 4,051,140
Warrants ............................... — — 757,801 757,801
Corporate Bonds ........................ — 12,256,807 — 12,256,807
Senior Floating Rate Interests ............... — 39,263,961 — 39,263,961
Companies in Liquidation .................. — — —
b
—
Short Term Investments ................... 254,301 — — 254,301
Total Investments in Securities ........... $1,737,621,946 $210,528,472
c
$9,209,936 $1,957,360,354
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $159,007,704, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
23
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Mutual Shares
VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Mutual Shares VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31,
2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, private placement agents, agent banks and broker; when replies were not received from agent banks or a private placement agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
24
franklintempleton.com
Annual Report
Franklin Mutual Shares VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $170,780,506
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $28,244,538
Interest Earned from Federal Obligations Note (1) $716,547

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
25
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4846-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Rising Dividends VIP
Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Report of Independent Registered Public Accounting Firm 18
Tax Information 19
Changes In and Disagreements with Accountants 20
Results of Meeting(s) of Shareholders 20
Remuneration Paid to Directors, Officers and Others 20
Board Approval of Management and Subadvisory Agreements 20

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.52 $28.23 $28.18 $36.74 $30.17
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.32 0.37 0.35 0.30
Net realized and unrealized gains (losses) ........... 3.02 2.72 2.98 (4.55) 7.68
Total from investment operations .................... 3.31 3.04 3.35 (4.20) 7.98
Less distributions from:
Net investment income .......................... (0.31) (0.36) (0.33) (0.35) (0.35)
Net realized gains ............................. (2.88) (1.39) (2.97) (4.01) (1.06)
Total distributions ............................... (3.19) (1.75) (3.30) (4.36) (1.41)
Net asset value, end of year ....................... $29.64 $29.52 $28.23 $28.18 $36.74
Total return
c
................................... 12.05% 11.04% 12.39% (10.34)% 27.10%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.63% 0.63% 0.65% 0.64% 0.63%
Expenses net of waiver and payments by affiliates ....... 0.63%
d
0.63%
d
0.63%
e
0.63%
e
0.63%
d,e
Net investment income ........................... 0.99% 1.09% 1.33% 1.18% 0.90%
Supplemental data
Net assets , end of year (000’s) ..................... $120,124 $119,065 $117,974 $114,787 $141,433
Portfolio turnover rate ............................ 20.75% 15.36% 10.67% 12.59% 3.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.08 $26.93 $27.03 $35.42 $29.14
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.24 0.28 0.27 0.21
Net realized and unrealized gains (losses) ........... 2.88 2.59 2.85 (4.40) 7.41
Total from investment operations .................... 3.08 2.83 3.13 (4.13) 7.62
Less distributions from:
Net investment income .......................... (0.24) (0.29) (0.26) (0.25) (0.28)
Net realized gains ............................. (2.88) (1.39) (2.97) (4.01) (1.06)
Total distributions ............................... (3.12) (1.68) (3.23) (4.26) (1.34)
Net asset value, end of year ....................... $28.04 $28.08 $26.93 $27.03 $35.42
Total return
c
................................... 11.80% 10.79% 12.08% (10.57)% 26.79%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.88% 0.88% 0.90% 0.89% 0.88%
Expenses net of waiver and payments by affiliates ....... 0.88%
d
0.88%
d
0.88%
e
0.88%
e
0.88%
d,e
Net investment income ........................... 0.74% 0.84% 1.08% 0.92% 0.66%
Supplemental data
Net assets , end of year (000’s) ..................... $1,362,452 $1,289,854 $1,256,587 $1,211,909 $1,513,905
Portfolio turnover rate ............................ 20.75% 15.36% 10.67% 12.59% 3.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.11 $26.96 $27.06 $35.49 $29.22
Income from investment operations
a
:
Net investment income
b
......................... 0.18 0.21 0.26 0.24 0.18
Net realized and unrealized gains (losses) ........... 2.87 2.60 2.85 (4.41) 7.42
Total from investment operations .................... 3.05 2.81 3.11 (4.17) 7.60
Less distributions from:
Net investment income .......................... (0.22) (0.27) (0.24) (0.25) (0.27)
Net realized gains ............................. (2.88) (1.39) (2.97) (4.01) (1.06)
Total distributions ............................... (3.10) (1.66) (3.21) (4.26) (1.33)
Net asset value, end of year ....................... $28.06 $28.11 $26.96 $27.06 $35.49
Total return
c
................................... 11.66% 10.68% 11.99% (10.68)% 26.63%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.98% 0.98% 1.00% 0.99% 0.98%
Expenses net of waiver and payments by affiliates ....... 0.98%
d
0.98%
d
0.98%
e
0.98%
e
0.98%
d,e
Net investment income ........................... 0.64% 0.74% 0.98% 0.84% 0.56%
Supplemental data
Net assets , end of year (000’s) ..................... $106,825 $95,479 $83,031 $70,696 $72,589
Portfolio turnover rate ............................ 20.75% 15.36% 10.67% 12.59% 3.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2025
Franklin Rising Dividends VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Aerospace & Defense 3.4%
General Dynamics Corp. .............................. United States 63,734 $ 21,456,689
RTX Corp. ........................................ United States 179,613 32,941,024
54,397,713
Banks 3.3%
JPMorgan Chase & Co. ............................... United States 162,535 52,372,028
Beverages 1.2%
PepsiCo, Inc. ...................................... United States 134,329 19,278,898
Biotechnology 1.8%
AbbVie, Inc. ....................................... United States 122,145 27,908,911
Building Products 3.0%
Carlisle Cos., Inc. ................................... United States 52,170 16,687,096
Johnson Controls International plc ....................... United States 263,609 31,567,178
48,254,274
Capital Markets 8.8%
Ares Management Corp. , A ............................ United States 155,130 25,073,662
Charles Schwab Corp. (The) ........................... United States 319,959 31,967,103
Morgan Stanley ..................................... United States 231,692 41,132,281
Nasdaq, Inc. ....................................... United States 371,798 36,112,740
S&P Global, Inc. .................................... United States 9,312 4,866,358
139,152,144
Chemicals 4.6%
Ecolab, Inc. ........................................ United States 75,385 19,790,070
Linde plc .......................................... United States 97,501 41,573,451
Sherwin-Williams Co. (The) ............................ United States 36,221 11,736,691
73,100,212
Commercial Services & Supplies 1.4%
Cintas Corp. ....................................... United States 116,960 21,996,667
Communications Equipment 0.7%
Motorola Solutions, Inc. ............................... United States 29,807 11,425,619
Consumer Staples Distribution & Retail 4.0%
Casey's General Stores, Inc. ........................... United States 28,728 15,878,253
Walmart, Inc. ...................................... United States 426,891 47,559,926
63,438,179
Electric Utilities 1.0%
NextEra Energy, Inc. ................................. United States 207,309 16,642,767
Electrical Equipment 1.5%
nVent Electric plc ................................... United States 237,888 24,257,439
Financial Services 3.4%
Visa, Inc. , A ........................................ United States 151,827 53,247,247
Ground Transportation 0.5%
Old Dominion Freight Line, Inc. ......................... United States 51,029 8,001,347
Health Care Equipment & Supplies 5.5%
Abbott Laboratories .................................. United States 257,655 32,281,595
STERIS plc ........................................ United States 61,473 15,584,635
Stryker Corp. ...................................... United States 113,191 39,783,241
87,649,471

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 0.7%
Humana, Inc. ...................................... United States 45,242 $ 11,587,833
Hotels, Restaurants & Leisure 2.0%
McDonald's Corp. ................................... United States 103,815 31,728,978
Household Durables 0.9%
DR Horton, Inc. ..................................... United States 94,708 13,640,793
Household Products 1.5%
Procter & Gamble Co. (The) ........................... United States 169,510 24,292,478
Industrial Conglomerates 1.0%
Honeywell International, Inc. ........................... United States 80,350 15,675,481
Insurance 1.2%
Erie Indemnity Co. , A ................................. United States 24,776 7,102,041
Marsh & McLennan Cos., Inc. .......................... United States 68,656 12,737,061
19,839,102
IT Services 1.2%
Accenture plc , A .................................... United States 72,153 19,358,650
Life Sciences Tools & Services 2.5%
Danaher Corp. ..................................... United States 120,197 27,515,497
West Pharmaceutical Services, Inc. ...................... United States 45,069 12,400,285
39,915,782
Machinery 1.6%
Parker-Hannifin Corp. ................................ United States 28,309 24,882,479
Multi-Utilities 0.7%
WEC Energy Group, Inc. .............................. United States 98,715 10,410,484
Oil, Gas & Consumable Fuels 2.7%
Chevron Corp. ..................................... United States 127,320 19,404,841
EOG Resources, Inc. ................................ United States 83,225 8,739,457
Exxon Mobil Corp. ................................... United States 121,401 14,609,397
42,753,695
Pharmaceuticals 4.9%
Eli Lilly & Co. ...................................... United States 41,114 44,184,394
Johnson & Johnson ................................. United States 161,140 33,347,923
77,532,317
Semiconductors & Semiconductor Equipment 11.1%
Analog Devices, Inc. ................................. United States 129,463 35,110,366
Applied Materials, Inc. ................................ United States 78,292 20,120,261
Broadcom, Inc. ..................................... United States 245,679 85,029,502
Texas Instruments, Inc. ............................... United States 210,570 36,531,789
176,791,918
Software 12.9%
Intuit, Inc. ......................................... United States 8,109 5,371,564
Microsoft Corp. ..................................... United States 286,876 138,738,971
Oracle Corp. ....................................... United States 211,593 41,241,591
Roper Technologies, Inc. .............................. United States 44,629 19,865,707
205,217,833
Specialty Retail 3.9%
Lowe's Cos., Inc. .................................... United States 115,332 27,813,465
Ross Stores, Inc. ................................... United States 115,899 20,878,046

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
Tractor Supply Co. .................................. United States 254,592 $ 12,732,146
61,423,657
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc. ........................................ United States 225,750 61,372,395
Trading Companies & Distributors 1.4%
WW Grainger, Inc. ................................... United States 22,653 22,858,010
Total Common Stocks (Cost $ 716,642,751 ) ...................................
1,560,404,801
Short Term Investments 2.0%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.0%
a,b
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 32,190,480 32,190,480
Total Money Market Funds (Cost $ 32,190,480 ) ................................
32,190,480
Total Short Term Investments (Cost $ 32,190,480 ) ..............................
32,190,480
a
Total Investments (Cost $ 748,833,231 ) 100.2% ................................
$1,592,595,281
Other Assets, less Liabilities (0.2) % .........................................
(3,194,027)
Net Assets 100.0% .........................................................
$1,589,401,254
a a a
a
See Note 3(e) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Rising
Dividends VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $716,642,751
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 32,190,480
Value - Unaffiliated issuers .................................................................. $1,560,404,801
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 32,190,480
Cash .................................................................................... 59,216
Receivables:
Investment securities sold ................................................................... 279,874
Capital shares sold ........................................................................ 812,196
Dividends ............................................................................... 807,618
Total assets .......................................................................... 1,594,554,185
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,506,103
Capital shares redeemed ................................................................... 419,019
Management fees ......................................................................... 834,762
Distribution fees .......................................................................... 323,095
Accrued expenses and other liabilities ........................................................... 69,952
Total liabilities ......................................................................... 5,152,931
Net assets, at value ................................................................. $1,589,401,254
Net assets consist of:
Paid-in capital ............................................................................. $577,106,758
Total distributable earnings (losses) ............................................................. 1,012,294,496
Net assets, at value ................................................................. $1,589,401,254
Franklin Rising
Dividends VIP
Fund
Class 1:
Net assets, at value ....................................................................... $120,124,294
Shares outstanding ........................................................................ 4,052,301
Net asset value and maximum offering price per share
a
............................................. $29.64
Class 2:
Net assets, at value ....................................................................... $1,362,452,295
Shares outstanding ........................................................................ 48,597,429
Net asset value and maximum offering price per share
a
............................................. $28.04
Class 4:
Net assets, at value ....................................................................... $106,824,665
Shares outstanding ........................................................................ 3,806,417
Net asset value and maximum offering price per share
a
............................................. $28.06
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Franklin Rising
Dividends VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $23,532,488
Non-controlled affiliates (Note 3 e ) ............................................................. 1,186,792
Total investment income ................................................................... 24,719,280
Expenses:
Management fees (Note 3 a ) ................................................................... 9,515,850
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 3,279,026
    Class 4 ................................................................................ 344,018
Custodian fees ............................................................................ 8,642
Reports to shareholders fees .................................................................. 9,643
Professional fees ........................................................................... 97,392
Trustees' fees and expenses .................................................................. 16,460
Other .................................................................................... 43,225
Total expenses ......................................................................... 13,314,256
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (76,272)
Net expenses ......................................................................... 13,237,984
Net investment income ................................................................ 11,481,296
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 160,524,947
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (3,304,272)
Net realized and unrealized gain (loss) ............................................................ 157,220,675
Net increase (decrease) in net assets resulting from operations .......................................... $168,701,971

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Rising Dividends VIP Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $11,481,296 $12,941,764
Net realized gain (loss) ................................................. 160,524,947 149,684,225
Net change in unrealized appreciation (depreciation) ........................... (3,304,272) (8,771,489)
Net increase (decrease) in net assets resulting from operations ................ 168,701,971 153,854,500
Distributions to shareholders:
Class 1 ............................................................. (12,107,990) (7,002,257)
Class 2 ............................................................. (140,081,829) (75,894,877)
Class 4 ............................................................. (10,107,041) (4,949,380)
Total distributions to shareholders .......................................... (162,296,860) (87,846,514)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (347,758) (4,421,272)
Class 2 ............................................................. 68,245,208 (23,574,111)
Class 4 ............................................................. 10,700,834 8,793,866
Total capital share transactions ............................................ 78,598,284 (19,201,517)
Net increase (decrease) in net assets ................................... 85,003,395 46,806,469
Net assets:
Beginning of year ....................................................... 1,504,397,859 1,457,591,390
End of year ........................................................... $1,589,401,254 $1,504,397,859

Franklin Templeton Variable Insurance Products Trust
11
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Rising Dividends VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of seventeen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Rising Dividends VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
12
franklintempleton.com
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 193,055 $5,643,071 258,522 $7,650,494
Shares issued in reinvestment of distributions .......... 440,130 12,107,990 247,430 7,002,257
Shares redeemed ............................... (614,513) (18,098,819) (652,063) (19,074,023)
Net increase (decrease) .......................... 18,672 $(347,758) (146,111) $(4,421,272)
Class 2 Shares:
Shares sold ................................... 7,574,100 $212,560,955 3,148,339 $88,223,587
Shares issued in reinvestment of distributions .......... 5,375,386 140,081,829 2,816,136 75,894,877
Shares redeemed ............................... (10,289,195) (284,397,576) (6,685,925) (187,692,575)
Net increase (decrease) .......................... 2,660,291 $68,245,208 (721,450) $(23,574,111)
Class 4 Shares:
Shares sold ................................... 559,908 $15,562,139 651,349 $18,330,061
Shares issued in reinvestment of distributions .......... 387,243 10,107,041 183,310 4,949,380
Shares redeemed ............................... (537,374) (14,968,346) (517,306) (14,485,575)
Net increase (decrease) .......................... 409,777 $10,700,834 317,353 $8,793,866
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.623% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations,
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and corporate actions.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund , 3.681% ............ $23,716,508 $291,092,302 $(282,618,330) $— $— $32,190,480 32,190,480 $1,186,792
Total Affiliated Securities ... $23,716,508 $291,092,302 $(282,618,330) $— $— $32,190,480 $1,186,792
2025 2024
Distributions paid from:
Ordinary income .......................................................... $16,911,399 $16,229,427
Long term capital gain ...................................................... 145,385,461 71,617,087
$162,296,860 $87,846,514
Cost of investments .......................................................................... $751,427,296
Unrealized appreciation ........................................................................ $850,717,113
Unrealized depreciation ........................................................................ (9,549,128)
Net unrealized appreciation (depreciation) .......................................................... $841,167,985
Distributable earnings:
Undistributed ordinary income ................................................................... $13,168,378
Undistributed long term capital gains .............................................................. 157,958,135
Total distributable earnings ..................................................................... $171,126,513
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$312,498,054 and $388,813,694, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2025, the Fund did not use the Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Schedule of Investments.
8. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
8. Operating Segments
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
18
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Rising
Dividends VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Rising Dividends VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31,
2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Tax Information (unaudited)
19
franklintempleton.com
Annual Report
Franklin Rising Dividends VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $145,385,461
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $21,492,075

Franklin Templeton Variable Insurance Products Trust
20
franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4836-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Small Cap Value VIP
Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 21
Tax Information 22
Changes In and Disagreements with Accountants 23
Results of Meeting(s) of Shareholders 23
Remuneration Paid to Directors, Officers and Others 23
Board Approval of Management and Subadvisory Agreements 23

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
1
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.32 $14.16 $13.32 $18.43 $15.20
Income from investment operations
a
:
Net investment income
b
......................... 0.18 0.19 0.17 0.12 0.19
Net realized and unrealized gains (losses) ........... 0.84 1.45 1.50 (2.06) 3.71
Total from investment operations .................... 1.02 1.64 1.67 (1.94) 3.90
Less distributions from:
Net investment income .......................... (0.19) (0.16) (0.10) (0.21) (0.21)
Net realized gains ............................. (1.21) (0.32) (0.73) (2.96) (0.46)
Total distributions ............................... (1.40) (0.48) (0.83) (3.17) (0.67)
Net asset value, end of year ....................... $14.94 $15.32 $14.16 $13.32 $18.43
Total return
c
................................... 7.90% 12.01% 13.02% (9.82)% 25.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.65% 0.66% 0.63% 0.66%
Expenses net of waiver and payments by affiliates ....... 0.66%
d
0.65%
d
0.65%
e
0.62%
e
0.66%
d
Net investment income ........................... 1.23% 1.26% 1.27% 0.82% 1.07%
Supplemental data
Net assets , end of year (000’s) ..................... $88,822 $85,945 $73,984 $66,574 $73,715
Portfolio turnover rate ............................ 56.76% 58.70% 65.28% 54.83% 60.41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.32 $13.27 $12.53 $17.54 $14.50
Income from investment operations
a
:
Net investment income
b
......................... 0.13 0.14 0.13 0.08 0.14
Net realized and unrealized gains (losses) ........... 0.78 1.36 1.41 (1.97) 3.53
Total from investment operations .................... 0.91 1.50 1.54 (1.89) 3.67
Less distributions from:
Net investment income .......................... (0.15) (0.13) (0.07) (0.16) (0.17)
Net realized gains ............................. (1.21) (0.32) (0.73) (2.96) (0.46)
Total distributions ............................... (1.36) (0.45) (0.80) (3.12) (0.63)
Net asset value, end of year ....................... $13.87 $14.32 $13.27 $12.53 $17.54
Total return
c
................................... 7.65% 11.71% 12.75% (10.06)% 25.37%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.91% 0.90% 0.91% 0.88% 0.91%
Expenses net of waiver and payments by affiliates ....... 0.91%
d
0.90%
d
0.90%
e
0.87%
e
0.91%
d
Net investment income ........................... 0.97% 1.01% 1.02% 0.56% 0.83%
Supplemental data
Net assets , end of year (000’s) ..................... $984,489 $1,002,257 $1,000,793 $943,928 $1,135,623
Portfolio turnover rate ............................ 56.76% 58.70% 65.28% 54.83% 60.41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.00 $13.88 $13.07 $18.14 $14.99
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.13 0.12 0.07 0.13
Net realized and unrealized gains (losses) ........... 0.82 1.43 1.48 (2.03) 3.64
Total from investment operations .................... 0.94 1.56 1.60 (1.96) 3.77
Less distributions from:
Net investment income .......................... (0.14) (0.12) (0.06) (0.15) (0.16)
Net realized gains ............................. (1.21) (0.32) (0.73) (2.96) (0.46)
Total distributions ............................... (1.35) (0.44) (0.79) (3.11) (0.62)
Net asset value, end of year ....................... $14.59 $15.00 $13.88 $13.07 $18.14
Total return
c
................................... 7.49% 11.60% 12.67% (10.11)% 25.17%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.01% 1.00% 1.01% 0.98% 1.01%
Expenses net of waiver and payments by affiliates ....... 1.01%
d
1.00%
d
1.00%
e
0.97%
e
1.01%
d
Net investment income ........................... 0.88% 0.91% 0.93% 0.47% 0.73%
Supplemental data
Net assets , end of year (000’s) ..................... $54,153 $50,752 $43,731 $35,519 $38,148
Portfolio turnover rate ............................ 56.76% 58.70% 65.28% 54.83% 60.41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2025
Franklin Small Cap Value VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.7%
Aerospace & Defense 4.7%
Babcock International Group plc ........................ United Kingdom 754,076 $ 12,566,533
Melrose Industries plc ................................ United Kingdom 382,843 3,019,461
QinetiQ Group plc ................................... United Kingdom 3,486,251 20,658,046
Senior plc ......................................... United Kingdom 6,448,089 16,954,431
53,198,471
Banks 18.2%
Atlantic Union Bankshares Corp. ........................ United States 555,592 19,612,398
Camden National Corp. ............................... United States 270,631 11,739,973
Central BanCo, Inc., A ................................ United States 174,383 4,206,118
Columbia Banking System, Inc. ......................... United States 1,030,684 28,807,618
First Bancorp ...................................... United States 319,639 16,234,465
First Commonwealth Financial Corp. ..................... United States 684,631 11,542,879
First Interstate BancSystem, Inc., A ...................... United States 481,774 16,669,380
German American Bancorp, Inc. ........................ United States 312,707 12,251,860
Peoples Bancorp, Inc. ................................ United States 126,272 3,791,948
Seacoast Banking Corp. of Florida ...................... United States 370,319 11,635,423
SouthState Bank Corp. ............................... United States 287,732 27,078,458
TriCo Bancshares ................................... United States 297,707 14,102,380
Washington Trust Bancorp, Inc. ......................... United States 95,032 2,808,196
WSFS Financial Corp. ................................ United States 439,933 24,301,899
204,782,995
Building Products 2.5%
a
American Woodmark Corp. ............................ United States 78,546 4,233,629
a
Resideo Technologies, Inc. ............................ United States 496,763 17,446,317
UFP Industries, Inc. .................................. United States 73,256 6,669,959
28,349,905
Capital Markets 1.6%
a
Rosebank Industries plc .............................. Jersey 2,077,313 9,800,399
Victory Capital Holdings, Inc., A ......................... United States 136,870 8,635,129
18,435,528
Chemicals 6.1%
Ashland, Inc. ....................................... United States 338,327 19,849,645
Avient Corp. ....................................... United States 829,003 25,898,054
Elementis plc ...................................... United Kingdom 10,185,228 22,790,435
68,538,134
Commercial Services & Supplies 2.6%
Brady Corp., A ..................................... United States 210,124 16,467,418
MSA Safety, Inc. .................................... United States 79,185 12,680,686
29,148,104
Construction & Engineering 2.2%
Valmont Industries, Inc. ............................... United States 62,815 25,271,731
Consumer Finance 2.2%
Bread Financial Holdings, Inc. .......................... United States 341,080 25,250,152
Electric Utilities 0.5%
IDACORP, Inc. ..................................... United States 46,807 5,923,894
Electrical Equipment 3.0%
EnerSys .......................................... United States 48,188 7,071,589

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Regal Rexnord Corp. ................................ United States 189,108 $ 26,535,635
33,607,224
Electronic Equipment, Instruments & Components 5.7%
Benchmark Electronics, Inc. ........................... United States 547,638 23,417,001
a
Knowles Corp. ..................................... United States 217,915 4,669,918
Oxford Instruments plc ............................... United Kingdom 248,137 6,803,921
Vontier Corp. ....................................... United States 776,204 28,859,265
63,750,105
Energy Equipment & Services 3.5%
Hunting plc ........................................ United Kingdom 2,287,687 11,354,361
Liberty Energy, Inc., A ................................ United States 497,914 9,191,493
Select Water Solutions, Inc., A .......................... United States 1,347,685 14,177,646
TechnipFMC plc .................................... United Kingdom 103,898 4,629,695
39,353,195
Ground Transportation 0.6%
Knight-Swift Transportation Holdings, Inc., A ............... United States 113,516 5,934,616
a
RXO, Inc. ......................................... United States 84,578 1,069,066
7,003,682
Health Care Equipment & Supplies 2.5%
a
Envista Holdings Corp. ............................... United States 1,310,749 28,456,361
Hotels, Restaurants & Leisure 3.6%
Boyd Gaming Corp. ................................. United States 201,969 17,215,837
a
Hilton Grand Vacations, Inc. ........................... United States 385,208 17,238,058
b
Wyndham Hotels & Resorts, Inc. ........................ United States 82,546 6,237,176
40,691,071
Household Durables 1.7%
Century Communities, Inc. ............................ United States 36,922 2,191,321
La-Z-Boy, Inc. ...................................... United States 322,449 12,017,674
a
M/I Homes, Inc. ..................................... United States 8,187 1,047,527
Meritage Homes Corp. ............................... United States 41,490 2,730,042
a
Taylor Morrison Home Corp., A ......................... United States 17,622 1,037,407
19,023,971
Industrial REITs 0.4%
STAG Industrial, Inc. ................................. United States 110,648 4,067,420
Insurance 6.2%
CNO Financial Group, Inc. ............................ United States 697,392 29,618,238
Hanover Insurance Group, Inc. (The) ..................... United States 42,083 7,691,510
Horace Mann Educators Corp. ......................... United States 538,472 24,866,637
Selective Insurance Group, Inc. ......................... United States 93,483 7,821,722
a
TWFG, Inc., A ...................................... United States 1,819 52,333
70,050,440
Leisure Products 4.0%
BRP, Inc. .......................................... United States 93,265 6,594,563
Brunswick Corp. .................................... United States 175,196 13,006,551
a
Mattel, Inc. ........................................ United States 1,268,545 25,167,933
44,769,047

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services 1.7%
b
Bruker Corp. ....................................... United States 401,728 $ 18,925,406
Machinery 5.2%
a
Gates Industrial Corp. plc ............................. United States 1,142,515 24,529,797
a
Middleby Corp. (The) ................................ United States 100,709 14,972,407
Mueller Water Products, Inc., A ......................... United States 563,252 13,416,663
Oshkosh Corp. ..................................... United States 43,408 5,453,347
58,372,214
Metals & Mining 3.1%
Commercial Metals Co. ............................... United States 322,856 22,348,093
Ryerson Holding Corp. ............................... United States 494,170 12,433,317
34,781,410
Multi-Utilities 0.5%
Black Hills Corp. .................................... United States 89,636 6,222,531
Oil, Gas & Consumable Fuels 1.1%
Whitecap Resources, Inc. ............................. Canada 1,433,820 12,013,355
Paper & Forest Products 0.7%
Louisiana-Pacific Corp. ............................... United States 92,394 7,461,739
Residential REITs 1.0%
Independence Realty Trust, Inc. ........................ United States 634,129 11,084,575
Retail REITs 0.7%
Kite Realty Group Trust ............................... United States 331,609 7,948,668
Semiconductors & Semiconductor Equipment 4.4%
MKS, Inc. ......................................... United States 183,434 29,312,753
a
Onto Innovation, Inc. ................................. United States 130,069 20,532,693
49,845,446
Software 3.1%
a
ACI Worldwide, Inc. .................................. United States 740,947 35,424,676
Specialty Retail 3.1%
Gap, Inc. (The) ..................................... United States 1,052,958 26,955,725
Group 1 Automotive, Inc. .............................. United States 13,014 5,118,406
Signet Jewelers Ltd. ................................. United States 41,121 3,408,108
35,482,239
Textiles, Apparel & Luxury Goods 1.2%
a
Crocs, Inc. ........................................ United States 71,607 6,123,830
Dr. Martens plc ..................................... United Kingdom 7,325,664 7,563,966
13,687,796
Trading Companies & Distributors 0.1%
McGrath RentCorp .................................. United States 10,731 1,126,004
Total Common Stocks (Cost $893,463,751) ...................................
1,102,047,489

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Short Term Investments 2.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.3%
c,d
Franklin Institutional U.S. Government Money Market Fund,
3.681% ......................................... United States 26,189,662 $ 26,189,662
Total Money Market Funds (Cost $26,189,662) ................................
26,189,662
e
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
c,d
Franklin Institutional U.S. Government Money Market Fund,
3.681% ......................................... United States 108,921 108,921
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $108,921) ...........................................................
108,921
Total Short Term Investments (Cost $26,298,583 ) ..............................
26,298,583
a
Total Investments (Cost $919,762,334) 100.0% ................................
$1,128,346,072
Other Assets, less Liabilities (0.0)%
†
.........................................
(882,026)
Net Assets 100.0% .........................................................
$1,127,464,046
a a a
See Abbreviations on Page 20.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2025. See Note 1(d) .
c
See Note 3(e) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
e
See Note 1(d) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Franklin Small
Cap Value VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $893,463,751
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 26,298,583
Value - Unaffiliated issuers (Includes securities loaned of $ 106,618 ) ................................... $1,102,047,489
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 26,298,583
Foreign currency, at value (cost $ 99 ) ............................................................ 113
Receivables:
Investment securities sold ................................................................... 290,485
Capital shares sold ........................................................................ 257,011
Dividends ............................................................................... 757,096
Total assets .......................................................................... 1,129,650,777
Liabilities:
Payables:
Investment securities purchased .............................................................. 424,456
Capital shares redeemed ................................................................... 722,620
Management fees ......................................................................... 618,444
Distribution fees .......................................................................... 227,919
Trustees' fees and expenses ................................................................. 24
Payable upon return of securities loaned (Note 1 d ) .................................................. 108,921
Accrued expenses and other liabilities ........................................................... 84,347
Total liabilities ......................................................................... 2,186,731
Net assets, at value ................................................................. $1,127,464,046
Net assets consist of:
Paid-in capital ............................................................................. $838,596,224
Total distributable earnings (losses) ............................................................. 288,867,822
Net assets, at value ................................................................. $1,127,464,046
Franklin Small
Cap Value VIP
Fund
Class 1:
Net assets, at value ....................................................................... $88,822,168
Shares outstanding ........................................................................ 5,947,150
Net asset value and maximum offering price per share
a
............................................. $14.94
Class 2:
Net assets, at value ....................................................................... $984,489,018
Shares outstanding ........................................................................ 70,992,504
Net asset value and maximum offering price per share
a
............................................. $13.87
Class 4:
Net assets, at value ....................................................................... $54,152,860
Shares outstanding ........................................................................ 3,712,706
Net asset value and maximum offering price per share
a
............................................. $14.59
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Small
Cap Value VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $70,194)
Unaffiliated issuers ........................................................................ $19,688,132
Non-controlled affiliates (Note 3 e ) ............................................................. 868,144
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (4,366)
Non-controlled affiliates (Note 3 e ) ............................................................. 14,549
Total investment income ................................................................... 20,566,459
Expenses:
Management fees (Note 3 a ) ................................................................... 7,039,299
Distribution fees: (Note 3c )
Class 2 ................................................................................ 2,398,436
Class 4 ................................................................................ 176,842
Custodian fees ............................................................................ 8,268
Reports to shareholders fees .................................................................. 54,705
Professional fees ........................................................................... 80,099
Trustees' fees and expenses .................................................................. 11,899
Other .................................................................................... 32,876
Total expenses ......................................................................... 9,802,424
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (55,130)
Net expenses ......................................................................... 9,747,294
Net investment income ................................................................ 10,819,165
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 77,503,529
Foreign currency transactions ................................................................ (137,162)
Net realized gain (loss) .................................................................. 77,366,367
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (7,850,688)
Translation of other assets and liabilities denominated in foreign currencies .............................. 8,709
Net change in unrealized appreciation (depreciation) ............................................ (7,841,979)
Net realized and unrealized gain (loss) ............................................................ 69,524,388
Net increase (decrease) in net assets resulting from operations .......................................... $80,343,553

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Franklin Small Cap Value VIP Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $10,819,165 $11,546,442
Net realized gain (loss) ................................................. 77,366,367 90,587,214
Net change in unrealized appreciation (depreciation) ........................... (7,841,979) 23,210,155
Net increase (decrease) in net assets resulting from operations ................ 80,343,553 125,343,811
Distributions to shareholders:
Class 1 ............................................................. (7,503,573) (2,641,707)
Class 2 ............................................................. (91,769,192) (32,419,539)
Class 4 ............................................................. (4,530,654) (1,320,637)
Total distributions to shareholders .......................................... (103,803,419) (36,381,883)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 3,972,059 5,326,435
Class 2 ............................................................. 3,643,309 (77,160,727)
Class 4 ............................................................. 4,354,619 3,318,430
Total capital share transactions ............................................ 11,969,987 (68,515,862)
Net increase (decrease) in net assets ................................... (11,489,879) 20,446,066
Net assets:
Beginning of year ....................................................... 1,138,953,925 1,118,507,859
End of year ........................................................... $1,127,464,046 $1,138,953,925

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Small Cap Value VIP Fund
12
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of seventeen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Small Cap Value VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege. The Fund was closed to new insurance company subaccounts effective
June 20, 2021.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 620,402 $8,932,793 845,834 $12,345,724
Shares issued in reinvestment of distributions .......... 571,048 7,503,573 191,706 2,641,707
Shares redeemed ............................... (854,350) (12,464,307) (650,804) (9,660,996)
Net increase (decrease) .......................... 337,100 $3,972,059 386,736 $5,326,435
Class 2 Shares:
Shares sold ................................... 5,375,846 $72,296,380 5,273,509 $72,392,392
Shares issued in reinvestment of distributions .......... 7,509,754 91,769,192 2,513,143 32,419,539
Shares redeemed ............................... (11,862,541) (160,422,263) (13,207,091) (181,972,658)
Net increase (decrease) .......................... 1,023,059 $3,643,309 (5,420,439) $(77,160,727)
Class 4 Shares:
Shares sold ................................... 730,764 $10,407,172 788,126 $11,389,636
Shares issued in reinvestment of distributions .......... 352,306 4,530,654 97,753 1,320,637
Shares redeemed ............................... (754,934) (10,583,207) (652,595) (9,391,843)
Net increase (decrease) .......................... 328,136 $4,354,619 233,284 $3,318,430
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $200 million
0.635% Over $200 million, up to and including $700 million
0.600% Over $700 million, up to and including $1.2 billion
0.575% Over $1.2 billion, up to and including $1.3 billion
0.475% In excess of $1.3 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.643% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund , 3.681% ............ $17,941,521 $281,269,073 $(273,020,932) $— $— $26,189,662 26,189,662 $868,144
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and passive foreign investment company shares.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$610,374,288 and $700,861,851, respectively.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small Cap Value VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund , 3.681% ............ $— $9,885,921 $(9,777,000) $— $— $108,921 108,921 $14,549
Total Affiliated Securities ... $17,941,521 $291,154,994 $(282,797,932) $— $— $26,298,583 $882,693
2025 2024
Distributions paid from:
Ordinary income .......................................................... $21,338,554 $19,526,102
Long term capital gain ...................................................... 82,464,865 16,855,781
$103,803,419 $36,381,883
Cost of investments .......................................................................... $926,443,822
Unrealized appreciation ........................................................................ $224,731,850
Unrealized depreciation ........................................................................ (22,829,600)
Net unrealized appreciation (depreciation) .......................................................... $201,902,250
Distributable earnings:
Undistributed ordinary income ................................................................... $10,860,089
Undistributed long term capital gains .............................................................. 76,106,150
Total distributable earnings ..................................................................... $86,966,239
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
At December 31, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$108,921 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2025, the Fund did not use the Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ — $ 53,198,471 $ — $ 53,198,471
Banks ............................... 204,782,995 — — 204,782,995
Building Products ...................... 28,349,905 — — 28,349,905
Capital Markets ........................ 18,435,528 — — 18,435,528
Chemicals ........................... 68,538,134 — — 68,538,134
Commercial Services & Supplies ........... 29,148,104 — — 29,148,104
Construction & Engineering ............... 25,271,731 — — 25,271,731
Consumer Finance ..................... 25,250,152 — — 25,250,152
5. Investment Transactions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
8. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Electric Utilities ........................ $ 5,923,894 $ — $ — $ 5,923,894
Electrical Equipment .................... 33,607,224 — — 33,607,224
Electronic Equipment, Instruments &
Components ........................ 56,946,184 6,803,921 — 63,750,105
Energy Equipment & Services ............. 27,998,834 11,354,361 — 39,353,195
Ground Transportation .................. 7,003,682 — — 7,003,682
Health Care Equipment & Supplies ......... 28,456,361 — — 28,456,361
Hotels, Restaurants & Leisure ............. 40,691,071 — — 40,691,071
Household Durables .................... 19,023,971 — — 19,023,971
Industrial REITs ....................... 4,067,420 — — 4,067,420
Insurance ............................ 70,050,440 — — 70,050,440
Leisure Products ....................... 44,769,047 — — 44,769,047
Life Sciences Tools & Services ............ 18,925,406 — — 18,925,406
Machinery ............................ 58,372,214 — — 58,372,214
Metals & Mining ....................... 34,781,410 — — 34,781,410
Multi-Utilities .......................... 6,222,531 — — 6,222,531
Oil, Gas & Consumable Fuels ............. 12,013,355 — — 12,013,355
Paper & Forest Products ................. 7,461,739 — — 7,461,739
Residential REITs ...................... 11,084,575 — — 11,084,575
Retail REITs .......................... 7,948,668 — — 7,948,668
Semiconductors & Semiconductor Equipment . 49,845,446 — — 49,845,446
Software ............................. 35,424,676 — — 35,424,676
Specialty Retail ........................ 35,482,239 — — 35,482,239
Textiles, Apparel & Luxury Goods .......... 13,687,796 — — 13,687,796
Trading Companies & Distributors .......... 1,126,004 — — 1,126,004
Short Term Investments ................... 26,298,583 — — 26,298,583
Total Investments in Securities ........... $1,056,989,319 $71,356,753
b
$— $1,128,346,072
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $71,356,753, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
20
franklintempleton.com
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
REIT Real Estate Investment Trust

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
21
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Small Cap
Value VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin Small
Cap Value VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from a broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
22
franklintempleton.com
Annual Report
Franklin Small Cap Value VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $82,464,865
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $16,012,091

Franklin Templeton Variable Insurance Products Trust
23
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4848-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Small-Mid Cap
Growth VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 23
Tax Information 24
Changes In and Disagreements with Accountants 25
Results of Meeting(s) of Shareholders 25
Remuneration Paid to Directors, Officers and Others 25
Board Approval of Management and Subadvisory Agreements 25

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.99 $17.06 $13.42 $26.72 $26.99
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.05) (0.02) 0.01 (0.03) (0.15)
Net realized and unrealized gains (losses) ........... 0.55 1.95 3.63 (9.01) 2.79
Total from investment operations .................... 0.50 1.93 3.64 (9.04) 2.64
Less distributions from:
Net realized gains ............................. (0.84) — — (4.26) (2.91)
Net asset value, end of year ....................... $18.65 $18.99 $17.06 $13.42 $26.72
Total return
c
................................... 2.70% 11.31% 27.12% (33.52)% 10.25%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.83% 0.83% 0.79% 0.83%
Expenses net of waiver and payments by affiliates ....... 0.83%
d
0.82% 0.82%
e
0.77%
e
0.82%
e
Net investment income (loss) ...................... (0.27)% (0.13)% 0.09% (0.16)% (0.55)%
Supplemental data
Net assets, end of year (000’s) ..................... $72,103 $79,165 $71,742 $60,901 $79,526
Portfolio turnover rate ............................ 32.41% 31.76% 43.03% 41.30% 43.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.79 $13.32 $10.51 $22.39 $23.11
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.08) (0.05) (0.02) (0.06) (0.19)
Net realized and unrealized gains (losses) ........... 0.44 1.52 2.83 (7.56) 2.38
Total from investment operations .................... 0.36 1.47 2.81 (7.62) 2.19
Less distributions from:
Net realized gains ............................. (0.84) — — (4.26) (2.91)
Net asset value, end of year ....................... $14.31 $14.79 $13.32 $10.51 $22.39
Total return
c
................................... 2.52% 11.04% 26.74% (33.69)% 10.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.08% 1.08% 1.08% 1.04% 1.08%
Expenses net of waiver and payments by affiliates ....... 1.08%
d
1.07% 1.07%
e
1.02%
e
1.07%
e
Net investment (loss) ............................ (0.52)% (0.38)% (0.16)% (0.43)% (0.80)%
Supplemental data
Net assets, end of year (000’s) ..................... $308,434 $337,996 $347,641 $293,545 $472,565
Portfolio turnover rate ............................ 32.41% 31.76% 43.03% 41.30% 43.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.89 $14.33 $11.31 $23.62 $24.26
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.10) (0.07) (0.03) (0.07) (0.22)
Net realized and unrealized gains (losses) ........... 0.47 1.63 3.05 (7.98) 2.49
Total from investment operations .................... 0.37 1.56 3.02 (8.05) 2.27
Less distributions from:
Net realized gains ............................. (0.84) — — (4.26) (2.91)
Net asset value, end of year ....................... $15.42 $15.89 $14.33 $11.31 $23.62
Total return
c
................................... 2.40% 10.89% 26.70% (33.76)% 9.86%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.18% 1.18% 1.18% 1.14% 1.18%
Expenses net of waiver and payments by affiliates ....... 1.18%
d
1.17% 1.17%
e
1.12%
e
1.17%
e
Net investment (loss) ............................ (0.62)% (0.48)% (0.26)% (0.52)% (0.90)%
Supplemental data
Net assets, end of year (000’s) ..................... $23,363 $22,352 $22,381 $17,786 $26,518
Portfolio turnover rate ............................ 32.41% 31.76% 43.03% 41.30% 43.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Product
Schedule of Investments, December 31, 2025
Franklin Small-Mid Cap Growth VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.8%
Aerospace & Defense 6.1%
a
Axon Enterprise, Inc. ................................. United States 14,205 $ 8,067,446
BWX Technologies, Inc. .............................. United States 32,212 5,567,522
Howmet Aerospace, Inc. .............................. United States 54,102 11,091,992
24,726,960
Banks 1.1%
Fifth Third Bancorp .................................. United States 93,100 4,358,011
Biotechnology 5.5%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 18,074 7,187,126
a
Ascendis Pharma A/S , ADR ........................... Denmark 5,504 1,173,673
a
CG oncology, Inc. ................................... United States 42,400 1,760,448
a
Insmed, Inc. ....................................... United States 23,155 4,029,896
a
Natera, Inc. ........................................ United States 35,890 8,222,040
22,373,183
Building Products 1.2%
AAON, Inc. ........................................ United States 65,904 5,025,180
Capital Markets 8.7%
Ares Management Corp. , A ............................ United States 60,484 9,776,029
Blue Owl Capital, Inc. , A .............................. United States 322,582 4,819,375
LPL Financial Holdings, Inc. ........................... United States 15,300 5,464,701
MSCI, Inc. , A ....................................... United States 12,001 6,885,334
Nasdaq, Inc. ....................................... United States 48,500 4,710,805
Tradeweb Markets, Inc. , A ............................. United States 32,400 3,484,296
35,140,540
Construction & Engineering 0.8%
Comfort Systems USA, Inc. ............................ United States 3,399 3,172,253
Consumer Staples Distribution & Retail 0.9%
Casey's General Stores, Inc. ........................... United States 6,211 3,432,882
Electrical Equipment 3.8%
AMETEK, Inc. ...................................... United States 29,100 5,974,521
Vertiv Holdings Co. , A ................................ United States 58,635 9,499,456
15,473,977
Entertainment 2.8%
a
ROBLOX Corp. , A ................................... United States 139,300 11,287,479
Financial Services 0.6%
a
Paymentus Holdings, Inc. , A ........................... United States 82,718 2,613,062
Ground Transportation 1.0%
Old Dominion Freight Line, Inc. ......................... United States 26,811 4,203,965
Health Care Equipment & Supplies 4.4%
a
Dexcom, Inc. ....................................... United States 112,424 7,461,581
a
IDEXX Laboratories, Inc. .............................. United States 8,250 5,581,372
a
Penumbra, Inc. ..................................... United States 15,437 4,799,518
17,842,471
Health Care Providers & Services 2.1%
Cencora, Inc. ...................................... United States 24,999 8,443,412
Health Care Technology 1.6%
a
Veeva Systems, Inc. , A ............................... United States 28,600 6,384,378

Franklin Templeton Variable Insurance Product
Schedule of Investments
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 11.9%
a
Cava Group, Inc. .................................... United States 93,549 $ 5,490,391
a
DoorDash, Inc. , A ................................... United States 29,971 6,787,832
Hilton Worldwide Holdings, Inc. ......................... United States 29,439 8,456,353
Marriott International, Inc. , A ........................... United States 17,200 5,336,128
Royal Caribbean Cruises Ltd. .......................... United States 42,679 11,904,026
Texas Roadhouse, Inc. , A ............................. United States 31,800 5,278,800
Wingstop, Inc. ...................................... United States 19,300 4,602,857
47,856,387
Household Durables 1.1%
a
NVR, Inc. ......................................... United States 582 4,244,392
Independent Power and Renewable Electricity Producers 1.8%
Vistra Corp. ........................................ United States 45,191 7,290,664
Interactive Media & Services 0.8%
a
Pinterest, Inc. , A .................................... United States 126,367 3,271,642
IT Services 1.3%
a
Cloudflare, Inc. , A ................................... United States 26,727 5,269,228
Leisure Products 1.7%
a,b,c
Fanatics Holdings, Inc. ............................... United States 94,539 6,790,472
Life Sciences Tools & Services 1.4%
a
Repligen Corp. ..................................... United States 33,554 5,498,158
Machinery 1.3%
Xylem, Inc. ........................................ United States 38,300 5,215,694
Media 1.7%
a,b
Blaize Events & Media, Inc. ............................ United States 30,660 —
New York Times Co. (The) , A ........................... United States 88,700 6,157,554
a
Trade Desk, Inc. (The) , A .............................. United States 19,281 731,907
6,889,461
Oil, Gas & Consumable Fuels 2.2%
Cheniere Energy, Inc. ................................ United States 9,685 1,882,667
Targa Resources Corp. ............................... United States 38,439 7,091,996
8,974,663
Professional Services 3.6%
Paychex, Inc. ...................................... United States 41,199 4,621,704
TransUnion ........................................ United States 27,919 2,394,054
Verisk Analytics, Inc. , A ............................... United States 32,700 7,314,663
14,330,421
Real Estate Management & Development 0.4%
a
Jones Lang LaSalle, Inc. .............................. United States 4,179 1,406,108
Residential REITs 0.5%
Equity LifeStyle Properties, Inc. ......................... United States 35,559 2,155,231
Semiconductors & Semiconductor Equipment 4.5%
a,b
Blaize Holdings, Inc. ................................. United States 10,198 —
a
Credo Technology Group Holding Ltd. .................... United States 3,877 557,862
a
Lattice Semiconductor Corp. ........................... United States 77,919 5,733,280
Monolithic Power Systems, Inc. ......................... United States 9,654 8,749,999
a
Onto Innovation, Inc. ................................. United States 20,651 3,259,967
18,301,108

Franklin Templeton Variable Insurance Product
Schedule of Investments
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 10.2%
a
Alkami Technology, Inc. ............................... United States 111,803 $ 2,579,295
a
Arteris, Inc. ........................................ United States 161,800 2,507,900
a
Datadog, Inc. , A .................................... United States 62,088 8,443,347
a
Fair Isaac Corp. .................................... United States 4,630 7,827,571
a
HubSpot, Inc. ...................................... United States 10,253 4,114,529
a
Manhattan Associates, Inc. ............................ United States 25,500 4,419,405
a,b,c
Plaid, Inc. , A ....................................... Japan 3,377 619,339
a
Procore Technologies, Inc. ............................ United States 65,740 4,781,928
a,d
SailPoint, Inc. ...................................... United States 66,600 1,347,318
a
Tyler Technologies, Inc. ............................... United States 10,430 4,734,698
41,375,330
Specialty Retail 7.7%
a
AutoZone, Inc. ..................................... United States 1,700 5,765,550
a
Burlington Stores, Inc. ................................ United States 29,616 8,554,582
a
Carvana Co. , A ..................................... United States 21,116 8,911,374
Tractor Supply Co. .................................. United States 155,585 7,780,806
31,012,312
Technology Hardware, Storage & Peripherals 0.4%
a
Pure Storage, Inc. , A ................................. United States 21,955 1,471,204
Trading Companies & Distributors 1.7%
Fastenal Co. ....................................... United States 49,377 1,981,499
United Rentals, Inc. .................................. United States 6,016 4,868,869
6,850,368
Total Common Stocks (Cost $ 266,373,195 ) ...................................
382,680,596
Convertible Preferred Stocks 2.5%
Aerospace & Defense 0.7%
a,b,c
Anduril Industries, Inc. , F .............................. United States 45,571 2,825,402
Diversified Consumer Services 0.2%
a,b,c
Newsela, Inc. , D .................................... United States 48,915 938,130
Software 1.6%
a,b,c
Benchling, Inc. , F ................................... United States 35,200 279,991
a,b,c
Databricks, Inc. , G .................................. United States 25,878 4,916,820
a,b,c
OneTrust LLC , C .................................... United States 82,367 1,210,650
6,407,461
Total Convertible Preferred Stocks (Cost $ 6,321,492 ) ..........................
10,170,993
Total Long Term Investments (Cost $ 272,694,687 ) .............................
392,851,589
a
Short Term Investments 3.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.9%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 11,467,886 11,467,886
Total Money Market Funds (Cost $ 11,467,886 ) ................................
11,467,886

Franklin Templeton Variable Insurance Product
Schedule of Investments
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
g
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 1,343,000 $ 1,343,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 1,343,000 ) ..........................................................
1,343,000
Total Short Term Investments (Cost $ 12,810,886 ) ..............................
12,810,886
a
Total Investments (Cost $ 285,505,573 ) 100.5% ................................
$405,662,475
Other Assets, less Liabilities (0.5) % .........................................
(1,763,162)
Net Assets 100.0% .........................................................
$403,899,313
a a a
See Abbreviations on page 22 .
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
c
See Note 6 regarding restricted securities.
d
A portion or all of the security is on loan at December 31, 2025. See Note 1(c).
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Product
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Franklin Small-
Mid Cap Growth
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $272,694,687
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 12,810,886
Value - Unaffiliated issuers (Includes securities loaned of $ 1,278,536 ) .................................. $392,851,589
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 12,810,886
Cash .................................................................................... 11,524
Receivables:
Capital shares sold ........................................................................ 17,259
Dividends ............................................................................... 107,002
Total assets .......................................................................... 405,798,260
Liabilities:
Payables:
Capital shares redeemed ................................................................... 122,352
Management fees ......................................................................... 276,126
Distribution fees .......................................................................... 73,191
Trustees' fees and expenses ................................................................. 85
Payable upon return of securities loaned (Note 1 c ) .................................................. 1,343,000
Accrued expenses and other liabilities ........................................................... 84,193
Total liabilities ......................................................................... 1,898,947
Net assets, at value ................................................................. $403,899,313
Net assets consist of:
Paid-in capital ............................................................................. $253,937,811
Total distributable earnings (losses) ............................................................. 149,961,502
Net assets, at value ................................................................. $403,899,313
Franklin Small-
Mid Cap Growth
VIP Fund
Class 1:
Net assets, at value ....................................................................... $72,102,655
Shares outstanding ........................................................................ 3,865,496
Net asset value and maximum offering price per share
a
............................................. $18.65
Class 2:
Net assets, at value ....................................................................... $308,433,519
Shares outstanding ........................................................................ 21,555,573
Net asset value and maximum offering price per share
a
............................................. $14.31
Class 4:
Net assets, at value ....................................................................... $23,363,139
Shares outstanding ........................................................................ 1,515,076
Net asset value and maximum offering price per share
a
............................................. $15.42
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Product
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Small-
Mid Cap Growth
VIP Fund
Investment income:
Dividends: (net of foreign taxes of $6,402)
Unaffiliated issuers ........................................................................ $2,002,237
Non-controlled affiliates (Note 3 e ) ............................................................. 320,657
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (16,526)
Non-controlled affiliates (Note 3 e ) ............................................................. 32,959
Total investment income ................................................................... 2,339,327
Expenses:
Management fees (Note 3 a ) ................................................................... 3,358,035
Distribution fees: (Note 3c )
Class 2 ................................................................................ 804,135
Class 4 ................................................................................ 80,212
Custodian fees ............................................................................ (3,608)
Reports to shareholders fees .................................................................. 24,095
Professional fees ........................................................................... 102,402
Trustees' fees and expenses .................................................................. 4,863
Other .................................................................................... (385)
Total expenses ......................................................................... 4,369,749
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (20,806)
Net expenses ......................................................................... 4,348,943
Net investment income (loss) ............................................................ (2,009,616)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 32,147,804
Foreign currency transactions ................................................................ 51
Net realized gain (loss) .................................................................. 32,147,855
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (19,503,274)
Net realized and unrealized gain (loss) ............................................................ 12,644,581
Net increase (decrease) in net assets resulting from operations .......................................... $10,634,965

Franklin Templeton Variable Insurance Product
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Franklin Small-Mid Cap Growth VIP Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(2,009,616) $(1,505,388)
Net realized gain (loss) ................................................. 32,147,855 32,500,409
Net change in unrealized appreciation (depreciation) ........................... (19,503,274) 15,586,726
Net increase (decrease) in net assets resulting from operations ................ 10,634,965 46,581,747
Distributions to shareholders:
Class 1 ............................................................. (3,452,903) —
Class 2 ............................................................. (18,316,419) —
Class 4 ............................................................. (1,205,092) —
Total distributions to shareholders .......................................... (22,974,414) —
Capital share transactions: (Note 2 )
Class 1 ............................................................. (5,918,913) (794,489)
Class 2 ............................................................. (18,997,815) (45,470,128)
Class 4 ............................................................. 1,642,612 (2,567,436)
Total capital share transactions ............................................ (23,274,116) (48,832,053)
Net increase (decrease) in net assets ................................... (35,613,565) (2,250,306)
Net assets:
Beginning of year ....................................................... 439,512,878 441,763,184
End of year ........................................................... $403,899,313 $439,512,878

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Small-Mid Cap Growth VIP Fund
12
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of seventeen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Small-Mid Cap Growth VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. The Fund offers
three classes of shares: Class 1, Class 2 and Class 4. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 303,424 $5,649,863 628,612 $11,154,647
Shares issued in reinvestment of distributions .......... 187,251 3,452,903 — —
Shares redeemed ............................... (794,824) (15,021,679) (665,146) (11,949,136)
Net increase (decrease) .......................... (304,149) $(5,918,913) (36,534) $(794,489)
Class 2 Shares:
Shares sold ................................... 1,538,612 $22,275,850 793,547 $11,063,745
Shares issued in reinvestment of distributions .......... 1,292,620 18,316,419 — —
Shares redeemed ............................... (4,123,739) (59,590,084) (4,039,161) (56,533,873)
Net increase (decrease) .......................... (1,292,507) $(18,997,815) (3,245,614) $(45,470,128)
Class 4 Shares:
Shares sold ................................... 226,801 $3,535,486 217,567 $3,222,163
Shares issued in reinvestment of distributions .......... 78,867 1,205,092 — —
Shares redeemed ............................... (196,968) (3,097,966) (373,263) (5,789,599)
Net increase (decrease) .......................... 108,700 $1,642,612 (155,696) $(2,567,436)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.800% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.800% Up to and including $500 million
0.700% Over $500 million, up to and including $1 billion
0.650% Over $1 billion, up to and including $1.5 billion
0.600% Over $1.5 billion, up to and including $6.5 billion
0.575% Over $6.5 billion, up to and including $11.5 billion
0.550% Over $11.5 billion, up to and including $16.5 billion
0.540% Over $16.5 billion, up to and including $19 billion
0.530% Over $19 billion, up to and including $21.5 billion
0.520% In excess of $21.5 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$133,746,228 and $187,505,977, respectively.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $5,387,512 $82,224,465 $(76,144,091) $— $— $11,467,886 11,467,886 $320,657
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $339,200 $41,641,817 $(40,638,017) $— $— $1,343,000 1,343,000 $32,959
Total Affiliated Securities ... $5,726,712 $123,866,282 $(116,782,108) $— $— $12,810,886 $353,616
2025 2024
Distributions paid from:
Long term capital gain ...................................................... $22,974,414 —
Cost of investments .......................................................................... $287,423,361
Unrealized appreciation ........................................................................ $130,206,860
Unrealized depreciation ........................................................................ (11,967,746)
Net unrealized appreciation (depreciation) .......................................................... $118,239,114
Distributable earnings:
Undistributed long term capital gains .............................................................. 31,722,387
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
At December 31, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$1,343,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2025, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Shares Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
45,571 Anduril Industries, Inc., F ...................... 7/17/24 $ 990,559 $ 2,825,402
35,200 Benchling, Inc., F ............................ 10/20/21 1,150,910 279,991
25,878 Databricks, Inc., G ........................... 2/01/21 1,529,975 4,916,820
94,539 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 1,669,739 6,790,472
48,915 Newsela, Inc., D ............................. 1/21/21 1,034,807 938,130
82,367 OneTrust LLC, C ............................ 4/01/21 1,615,241 1,210,650
3,377 Plaid, Inc., A ................................ 3/31/25 688,829 619,339
Total Restricted Securities (Value is 4.4% of Net Assets) ............... $8,680,060 $17,580,804
5. Investment Transactions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 24,726,960 $ — $ — $ 24,726,960
Banks ............................... 4,358,011 — — 4,358,011
Biotechnology ......................... 22,373,183 — — 22,373,183
Building Products ...................... 5,025,180 — — 5,025,180
Capital Markets ........................ 35,140,540 — — 35,140,540
Construction & Engineering ............... 3,172,253 — — 3,172,253
Consumer Staples Distribution & Retail ...... 3,432,882 — — 3,432,882
Electrical Equipment .................... 15,473,977 — — 15,473,977
Entertainment ......................... 11,287,479 — — 11,287,479
Financial Services ...................... 2,613,062 — — 2,613,062
Ground Transportation .................. 4,203,965 — — 4,203,965
Health Care Equipment & Supplies ......... 17,842,471 — — 17,842,471
Health Care Providers & Services .......... 8,443,412 — — 8,443,412
Health Care Technology ................. 6,384,378 — — 6,384,378
Hotels, Restaurants & Leisure ............. 47,856,387 — — 47,856,387
Household Durables .................... 4,244,392 — — 4,244,392
Independent Power and Renewable Electricity
Producers .......................... 7,290,664 — — 7,290,664
Interactive Media & Services .............. 3,271,642 — — 3,271,642
IT Services ........................... 5,269,228 — — 5,269,228
Leisure Products ....................... — — 6,790,472 6,790,472
Life Sciences Tools & Services ............ 5,498,158 — — 5,498,158
Machinery ............................ 5,215,694 — — 5,215,694
Media ............................... 6,889,461 — —
b
6,889,461
Oil, Gas & Consumable Fuels ............. 8,974,663 — — 8,974,663
Professional Services ................... 14,330,421 — — 14,330,421
Real Estate Management & Development .... 1,406,108 — — 1,406,108
Residential REITs ...................... 2,155,231 — — 2,155,231
Semiconductors & Semiconductor Equipment . 18,301,108 — —
b
18,301,108
Software ............................. 40,755,991 — 619,339 41,375,330
Specialty Retail ........................ 31,012,312 — — 31,012,312
Technology Hardware, Storage & Peripherals . 1,471,204 — — 1,471,204
Trading Companies & Distributors .......... 6,850,368 — — 6,850,368
Convertible Preferred Stocks ................ — — 10,170,993 10,170,993
Short Term Investments ................... 12,810,886 — — 12,810,886
Total Investments in Securities ........... $388,081,671 $— $17,580,804 $405,662,475
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
20
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2025, the reconciliation is as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... $ 6,108,687 $ — $ — $ — $ — $ — $ — $ 681,785 $ 6,790,472 $ 681,785
Media ........... — —
c
— — — — — — —
c
—
Semiconductors &
Semiconductor
Equipment ....... — —
c
— — — — — — —
c
—
Software .......... — 688,829 — — — — — (69,490) 619,339 (69,490)
Convertible Preferred
Stocks :
Aerospace & Defense . 990,559 — — — — — — 1,834,843 2,825,402 1,834,843
Diversified Consumer
Services ........ 892,289 — — — — — — 45,841 938,130 45,841
Software .......... 6,288,594 — (2,553,999) — — — — 2,672,866 6,407,461 2,356,147
Warrants :
Software .......... 52,261
c
— (7)
c
— — — — (52,254) — —
Convertible Bonds :
Software .......... 436,363 — (195,400) — — — — (240,963) — —
Corporate Bonds :
Software .......... 187,279 — (64,369) — — — — (122,910) — —
Total Investments in
Securities ............ $14,956,032 $688,829 $(2,813,775) $— $— $— $— $4,749,718 $17,580,804 $4,849,126
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
21
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2025, are as follows:
Abbreviations List
EV - Enterprise value
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
..............
$6,790,472 Market comparables Discount for lack of
marketability
9.4% Decrease
EV / revenue multiple 3.7x Increase
Revenue $9.3 bil increase
Trade Price $60.9 Increase
All Other Investments
............
10,790,332
b,c,d
Total
..........................
$17,580,804
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
c
Includes the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
d
Includes financial instruments determined to have no value.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
22
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Report of Independent Registered Public Accounting Firm
23
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Small-Mid Cap
Growth VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Small-Mid Cap Growth VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31,
2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, private placement agents and broker; when replies were not received from private placement agents, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Tax Information (unaudited)
24
franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $22,974,414
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $2,189,039

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
25
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4842-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Strategic Income VIP
Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 37
Notes to Financial Statements 41
Report of Independent Registered Public Accounting Firm 58
Tax Information 59
Changes In and Disagreements with Accountants 60
Results of Meeting(s) of Shareholders 60
Remuneration Paid to Directors, Officers and Others 60
Board Approval of Management and Subadvisory Agreements 60

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2025 2024 2023 2022 2021
*
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.35 $9.39 $9.09 $10.64 $10.76
Income from investment operations
a
:
Net investment income
b
......................... 0.44 0.43 0.43 0.37 0.33
Net realized and unrealized gains (losses) ........... 0.23 (0.04) 0.31 (1.49) (0.08)
Total from investment operations .................... 0.67 0.39 0.74 (1.12) 0.25
Less distributions from:
Net investment income .......................... (0.47) (0.43) (0.44) (0.43) (0.37)
Net realized gains ............................. (—)
c
— — — —
Net asset value, end of year ....................... $9.55 $9.35 $9.39 $9.09 $10.64
Total return
d
................................... 7.42% 4.32% 8.37% (10.46)% 2.28%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.81% 0.79% 0.84% 0.77% 0.78%
Expenses net of waiver and payments by affiliates ....... 0.80% 0.78% 0.79%
e
0.70%
e
0.74%
e
Net investment income ........................... 4.68% 4.55% 4.67% 3.84% 3.11%
Supplemental data
Net assets, end of year (000’s) ..................... $168,602 $172,517 $182,461 $189,767 $248,352
Portfolio turnover rate ............................ 131.34% 86.89%
f
59.05% 63.64% 58.28%
f
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 78.82% 37.38%
f
58.37% 63.64% 43.00%
f
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(f) for prior year information.
g
See Note 1(f) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2025 2024 2023 2022 2021
*
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.95 $9.01 $8.73 $10.23 $10.36
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.39 0.39 0.33 0.29
Net realized and unrealized gains (losses) ........... 0.23 (0.04) 0.31 (1.43) (0.07)
Total from investment operations .................... 0.63 0.35 0.70 (1.10) 0.22
Less distributions from:
Net investment income .......................... (0.45) (0.41) (0.42) (0.40) (0.35)
Net realized gains ............................. (—)
c
— — — —
Net asset value, end of year ....................... $9.13 $8.95 $9.01 $8.73 $10.23
Total return
d
................................... 7.24% 4.02% 8.18% (10.75)% 2.11%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.06% 1.04% 1.09% 1.02% 1.03%
Expenses net of waiver and payments by affiliates ....... 1.05% 1.03% 1.04%
e
0.95%
e
0.99%
e
Net investment income ........................... 4.43% 4.30% 4.42% 3.59% 2.86%
Supplemental data
Net assets, end of year (000’s) ..................... $70,243 $68,010 $73,436 $73,617 $89,733
Portfolio turnover rate ............................ 131.34% 86.89%
f
59.05% 63.64% 58.28%
f
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 78.82% 37.38%
f
58.37% 63.64% 43.00%
f
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(f) for prior year information.
g
See Note 1(f) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2025 2024 2023 2022 2021
*
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.27 $9.31 $9.01 $10.54 $10.66
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.39 0.39 0.33 0.29
Net realized and unrealized gains (losses) ........... 0.23 (0.03) 0.31 (1.47) (0.07)
Total from investment operations .................... 0.63 0.36 0.70 (1.14) 0.22
Less distributions from:
Net investment income .......................... (0.43) (0.40) (0.40) (0.39) (0.34)
Net realized gains ............................. (—)
c
— — — —
Net asset value, end of year ....................... $9.47 $9.27 $9.31 $9.01 $10.54
Total return
d
................................... 7.05% 3.98% 7.99% (10.84)% 2.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.16% 1.14% 1.19% 1.12% 1.13%
Expenses net of waiver and payments by affiliates ....... 1.15% 1.13% 1.14%
e
1.05%
e
1.09%
e
Net investment income ........................... 4.33% 4.20% 4.31% 3.48% 2.76%
Supplemental data
Net assets, end of year (000’s) ..................... $33,371 $35,001 $36,147 $37,419 $50,381
Portfolio turnover rate ............................ 131.34% 86.89%
f
59.05% 63.64% 58.28%
f
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 78.82% 37.38%
f
58.37% 63.64% 43.00%
f
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(f) for prior year information.
g
See Note 1(f) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2025
Franklin Strategic Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.1%
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. ........................ United States 30,412 $ 1,125
Machinery 0.1%
b
UTEX Industries, Inc. ................................ United States 1,757 91,659
Oil, Gas & Consumable Fuels 0.0%
†
a
Amplify Energy Corp. ................................ United States 431 1,970
Birch Permian Holdings, Inc. ........................... United States 4,478 22,202
24,172
Total Common Stocks (Cost $ 991,676 ) .......................................
116,956
Principal
Amount
*
Corporate Bonds 49.8%
Aerospace & Defense 1.4%
c
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 200,000 206,969
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 150,000 156,674
Boeing Co. (The) ,
Senior Bond , 3.625% , 2/01/31 ........................ United States 700,000 672,765
Senior Bond , 6.875% , 3/15/39 ........................ United States 300,000 338,537
Senior Note , 5.15% , 5/01/30 ......................... United States 700,000 719,499
c
Bombardier, Inc. ,
Senior Note , 144A, 7% , 6/01/32 ...................... Canada 60,000 63,473
Senior Note , 144A, 6.75% , 6/15/33 .................... Canada 250,000 264,559
c
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 600,000 607,497
Howmet Aerospace, Inc. , Senior Note , 4.85% , 10/15/31 .......
United States 250,000 257,061
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 70,000 71,700
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 395,000 411,716
3,770,450
Automobile Components 0.4%
c
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 140,000 142,650
c
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 145,000 150,450
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 600,000 520,190
c
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 200,000 206,639
1,019,929
Automobiles 0.3%
c
Hyundai Capital America ,
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 150,000 154,524
Senior Note , 144A, 4.75% , 9/26/31 .................... United States 500,000 502,643
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 200,000 200,106
857,273
Banks 4.5%
c
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 250,000 253,896
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 .........
Spain 300,000 272,898

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp. ,
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ... United States 800,000 $ 798,285
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 114,000 107,387
c
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 800,000 787,125
Citigroup, Inc. , Senior Note , 4.503% to 9/10/30, FRN thereafter ,
9/11/31 ......................................... United States 800,000 802,694
Fifth Third Bancorp , Senior Note , 5.631% to 1/28/31, FRN
thereafter , 1/29/32 ................................. United States 800,000 839,899
HSBC Holdings plc ,
Senior Bond , 2.848% to 6/03/30, FRN thereafter , 6/04/31 ... United Kingdom 800,000 748,115
Senior Bond , 2.357% to 8/17/30, FRN thereafter , 8/18/31 ... United Kingdom 300,000 272,971
Senior Note , 5.21% to 8/10/27, FRN thereafter , 8/11/28 ..... United Kingdom 550,000 559,433
Huntington Bancshares, Inc. , Senior Bond , 5.709% to 2/01/34,
FRN thereafter , 2/02/35 ............................. United States 800,000 836,079
JPMorgan Chase & Co. ,
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 300,000 311,030
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 185,000 191,444
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 500,000 520,074
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 800,000 791,164
c
Societe Generale SA ,
Senior Non-Preferred Bond , 144A, 2.889% to 6/08/31, FRN
thereafter , 6/09/32 ................................. France 800,000 724,515
Senior Non-Preferred Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................. France 700,000 692,626
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 ...
Canada 1,000,000 1,013,809
c
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 500,000 464,895
Wells Fargo & Co. ,
Senior Note , 6.303% to 10/22/28, FRN thereafter , 10/23/29 .. United States 800,000 845,496
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 450,000 463,521
12,297,356
Beverages 0.2%
c
Primo Water Holdings, Inc. / Triton Water Holdings, Inc. , Senior
Secured Note , 144A, 4.375% , 4/30/29 .................. United States 500,000 487,040
Biotechnology 0.7%
Amgen, Inc. ,
Senior Bond , 4.2% , 3/01/33 .......................... United States 400,000 391,158
Senior Bond , 5.25% , 3/02/33 ......................... United States 700,000 724,822
c
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 510,000 523,026
c
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 200,000 197,668
1,836,674
Broadline Retail 0.2%
b ,c ,d
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, 3% ,
12/31/22 ........................................ South Africa 1,036,360 —
b ,c ,d
K2016470260 South Africa Ltd. , Senior Secured Note , 144A,
25% , 12/31/22 .................................... South Africa 564,697 —
c
Wayfair LLC , Senior Secured Note , 144A, 7.25% , 10/31/29 .... United States 400,000 417,882
417,882

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products 0.8%
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 75,000 $ 76,587
c
JH North America Holdings, Inc. , Senior Secured Note , 144A,
5.875% , 1/31/31 ................................... United States 50,000 51,104
c
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 300,000 307,745
Owens Corning , Senior Bond , 5.7% , 6/15/34 ...............
United States 800,000 841,702
c
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 100,000 104,498
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 150,000 156,230
c
Standard Building Solutions, Inc. ,
Senior Note , 144A, 6.5% , 8/15/32 ..................... United States 100,000 103,024
Senior Note , 144A, 6.25% , 8/01/33 .................... United States 330,000 337,294
c
Standard Industries, Inc. , Senior Bond , 144A, 3.375% , 1/15/31 . United States 200,000 183,862
2,162,046
Capital Markets 1.6%
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.383% to 7/20/31, FRN thereafter , 7/21/32 ... United States 370,000 331,506
Senior Note , 1.948% to 10/20/26, FRN thereafter , 10/21/27 .. United States 1,000,000 983,316
c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 11/01/32 ............................. United States 750,000 763,672
Morgan Stanley ,
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ... United States 200,000 207,969
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 44,000 46,315
c
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............. United States 1,200,000 1,076,672
c
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 150,000 155,688
c
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .... United States 300,000 319,890
UBS Group AG , Senior Note , 4.55% , 4/17/26 ..............
Switzerland 400,000 400,696
4,285,724
Chemicals 0.8%
c ,e
Advancion Sciences, Inc. , Senior Note , 144A, PIK, 9.25% ,
11/01/26 ........................................ United States 382,883 329,013
c
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 200,000 205,693
c
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 300,000 311,625
c
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 800,000 782,494
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 150,000 118,850
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 300,000 312,776
2,060,451
Commercial Services & Supplies 0.5%
c ,d
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 200,000 35,375
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 400,000 413,698
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 150,000 161,469
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 100,000 103,182
c
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 500,000 525,387
1,239,111
Communications Equipment 0.3%
Motorola Solutions, Inc. , Senior Bond , 5.4% , 4/15/34 .........
United States 800,000 826,394

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment (continued)
c
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 100,000 $ 95,204
921,598
Construction & Engineering 0.3%
c
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ........... United States 800,000 788,160
Consumer Finance 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 800,000 722,629
c
Avolon Holdings Funding Ltd. , Senior Note , 144A, 4.9% , 10/10/30 Ireland 800,000 804,592
Capital One Financial Corp. , Senior Bond , 5.268% to 5/09/32,
FRN thereafter , 5/10/33 ............................. United States 900,000 924,593
c
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 600,000 624,871
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 140,000 142,075
Senior Note , 4.2% , 10/27/28 ......................... United States 90,000 90,148
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 200,000 200,243
Senior Note , 6.75% , 9/15/33 ......................... United States 600,000 608,327
4,117,478
Consumer Staples Distribution & Retail 0.1%
c
US Foods, Inc. ,
Senior Note , 144A, 6.875% , 9/15/28 ................... United States 300,000 310,718
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 100,000 101,952
412,670
Containers & Packaging 0.5%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 170,000 171,513
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 650,000 668,814
c
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 425,000 424,803
1,265,130
Distributors 0.1%
c
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 275,000 287,847
Diversified Consumer Services 0.3%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 700,000 696,221
Diversified REITs 0.3%
c
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 400,000 389,798
VICI Properties LP , Senior Note , 5.625% , 4/01/35 ...........
United States 450,000 459,754
849,552
Diversified Telecommunication Services 1.2%
c
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 545,000 535,013
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 .................................... United States 650,000 583,818
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 205,000 209,045
c
IHS Holding Ltd. , Senior Note , 144A, 8.25% , 11/29/31 ........ Nigeria 200,000 209,436

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. ,
Senior Note , 2.355% , 3/15/32 ........................ United States 1,000,000 $ 881,541
Senior Note , 4.75% , 1/15/33 ......................... United States 230,000 229,888
c
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 400,000 371,740
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 300,000 309,303
3,329,784
Electric Utilities 2.0%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 335,000 332,724
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 110,000 108,131
c
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure /
Buffalo Energy , Senior Secured Bond , 144A, 7.875% , 2/15/39 Mexico 198,982 218,557
c
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 600,000 602,288
DTE Electric Co. , Senior Bond , 5.25% , 5/15/35 .............
United States 80,000 82,269
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 ...........
United States 600,000 557,000
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 100,000 103,784
c
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 305,000 303,948
c
NRG Energy, Inc. , Senior Bond , 144A, 6% , 1/15/36 .......... United States 665,000 674,156
Southern Co. (The) , Senior Bond , 4.4% , 7/01/46 ............
United States 400,000 337,834
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 .
United States 85,000 93,575
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 1,100,000 1,086,734
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 500,000 496,739
Xcel Energy, Inc. , Senior Bond , 5.45% , 8/15/33 .............
United States 500,000 517,224
5,514,963
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 310,000 306,836
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 800,000 784,381
c
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .. United States 300,000 310,948
1,402,165
Energy Equipment & Services 0.8%
c
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .. United States 600,000 624,568
c
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 500,000 485,389
Transocean International Ltd. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 100,000 86,067
c
Senior Note , 144A, 8.25% , 5/15/29 .................... United States 100,000 100,853
c
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 450,000 470,424
c
Weatherford International Ltd. , Senior Note , 144A, 6.75% ,
10/15/33 ........................................ United States 360,000 368,871
2,136,172
Entertainment 0.3%
c
Banijay Entertainment SAS ,
Senior Secured Note , 144A, 7% , 5/01/29 ................ France 300,000 EUR 366,600
Senior Secured Note , 144A, 8.125% , 5/01/29 ............ France 32,323 33,693

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Warnermedia Holdings, Inc. , Senior Note , 4.054% , 3/15/29 ....
United States 300,000 $ 291,867
692,160
Financial Services 1.4%
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 500,000 530,858
c
CrossCountry Intermediate HoldCo LLC ,
Senior Note , 144A, 6.5% , 10/01/30 .................... United States 200,000 204,249
Senior Note , 144A, 6.75% , 12/01/32 ................... United States 165,000 168,500
c
Freedom Mortgage Holdings LLC ,
Senior Note , 144A, 8.375% , 4/01/32 ................... United States 450,000 474,048
Senior Note , 144A, 7.875% , 4/01/33 ................... United States 150,000 155,449
c
GGAM Finance Ltd. , Senior Note , 144A, 8% , 6/15/28 ........ Ireland 400,000 423,872
c
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 United States 700,000 700,546
c
Osaic Holdings, Inc. , Senior Note , 144A, 8% , 8/01/33 ........ United States 100,000 104,548
c
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 400,000 413,075
c
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 .......... United States 400,000 376,494
c
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 150,000 156,580
3,708,219
Food Products 0.8%
c ,e
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 109,144 114,123
c
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 100,000 104,437
c
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 230,000 233,341
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3% , 2/02/29 ........................... United States 200,000 192,696
Senior Note , 3.625% , 1/15/32 ........................ United States 400,000 374,785
Kraft Heinz Foods Co. , Senior Bond , 5% , 6/04/42 ...........
United States 265,000 243,319
c
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............... United States 945,000 971,644
2,234,345
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ..
United States 300,000 206,988
Ground Transportation 1.1%
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ...... United Kingdom 200,000 209,810
c
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 120,000 125,578
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 145,000 143,040
c
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 500,000 487,722
c
SMBC Aviation Capital Finance DAC , Senior Bond , 144A, 5.7% ,
7/25/33 ......................................... Ireland 800,000 835,846
c
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 200,000 211,463
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 365,000 382,471
c
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 600,000 633,281
3,029,211
Health Care Equipment & Supplies 0.5%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 800,000 836,000

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
Baxter International, Inc. , Senior Note , 2.272% , 12/01/28 ......
United States 500,000 $ 472,125
1,308,125
Health Care Providers & Services 2.6%
c
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 6% , 1/15/29 ................ United States 200,000 200,722
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 500,000 525,789
Cigna Group (The) , Senior Bond , 5.25% , 2/15/34 ...........
United States 800,000 824,111
c
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 200,000 209,411
CVS Health Corp. ,
Senior Bond , 1.75% , 8/21/30 ......................... United States 400,000 355,443
Senior Bond , 5.3% , 6/01/33 .......................... United States 500,000 515,739
Senior Bond , 2.7% , 8/21/40 .......................... United States 600,000 429,545
c
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........... United States 800,000 778,452
HCA, Inc. ,
Senior Bond , 3.5% , 9/01/30 .......................... United States 1,300,000 1,250,617
Senior Note , 4.6% , 11/15/32 ......................... United States 150,000 148,685
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 .
United States 200,000 211,598
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 700,000 690,224
c ,e
MPH Acquisition Holdings LLC ,
Senior Secured Note , 144A, PIK, 11.5% , 12/31/30 ......... United States 70,615 73,225
Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 ......... United States 321,292 276,475
Tenet Healthcare Corp. ,
c
Senior Note , 144A, 6% , 11/15/33 ...................... United States 115,000 118,475
Senior Secured Note , 6.125% , 6/15/30 ................. United States 500,000 512,272
7,120,783
Health Care REITs 0.7%
Alexandria Real Estate Equities, Inc. ,
Senior Bond , 1.875% , 2/01/33 ........................ United States 1,000,000 820,513
Senior Bond , 5.25% , 5/15/36 ......................... United States 250,000 247,866
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond , 5% , 10/15/27 .......................... United States 400,000 387,692
Senior Bond , 3.5% , 3/15/31 .......................... United States 300,000 218,374
c
Senior Secured Note , 144A, 8.5% , 2/15/32 .............. United States 100,000 106,868
1,781,313
Health Care Technology 0.2%
c
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 650,000 680,009
Hotel & Resort REITs 0.5%
c
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 200,000 205,448
c
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 4/01/32 ............................... United States 700,000 726,439
c
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ....... United States 400,000 394,687
1,326,574
Hotels, Restaurants & Leisure 2.1%
c
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 700,000 667,474
c
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Switzerland 600,000 624,826

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
c
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 300,000 $ 287,968
Senior Note , 144A, 6% , 10/15/32 ..................... United States 50,000 48,661
c
Carnival Corp. , Senior Note , 144A, 5.75% , 3/15/30 .......... United States 1,000,000 1,029,257
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 500,000 475,750
c
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 500,000 505,412
c
NCL Corp. Ltd. ,
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 300,000 307,361
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 190,000 190,009
c
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 150,000 153,180
c
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 100,000 102,265
Senior Note , 144A, 6% , 2/01/33 ...................... United States 600,000 616,707
c
Viking Cruises Ltd. , Senior Note , 144A, 5.875% , 10/15/33 ..... United States 465,000 472,418
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 300,000 324,811
5,806,099
Household Durables 0.4%
c
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 165,000 165,270
c
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 70,000 71,496
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 105,000 106,791
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 50,000 48,894
Senior Note , 6.625% , 5/15/32 ........................ United States 50,000 48,576
c
Senior Note , 144A, 8.5% , 6/01/28 ..................... United States 200,000 209,970
c
Taylor Morrison Communities, Inc. , Senior Note , 144A, 5.75% ,
11/15/32 ........................................ United States 55,000 56,624
c
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 500,000 493,492
1,201,113
Household Products 0.1%
c
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 United States 400,000 378,858
Independent Power and Renewable Electricity Producers 1.3%
c
AES Andes SA ,
Senior Note , 144A, 6.3% , 3/15/29 ..................... Chile 400,000 414,343
Senior Note , 144A, 6.25% , 3/14/32 .................... Chile 200,000 208,676
c
Atlantica Sustainable Infrastructure Ltd. , Senior Note , 144A,
4.125% , 6/15/28 ................................... Spain 306,000 298,150
c
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% ,
2/15/31 ......................................... United States 500,000 468,861
Constellation Energy Generation LLC , Senior Bond , 6.125% ,
1/15/34 ......................................... United States 200,000 216,926
c
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 1,000,000 956,532
c
Talen Energy Supply LLC ,
Senior Bond , 144A, 6.5% , 2/01/36 ..................... United States 120,000 124,166
Senior Note , 144A, 6.25% , 2/01/34 .................... United States 120,000 122,446

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
c
Talen Energy Supply LLC, (continued)
Senior Secured Note , 144A, 8.625% , 6/01/30 ............ United States 800,000 $ 847,379
3,657,479
Insurance 1.6%
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 100,000 103,812
Senior Secured Note , 144A, 6.75% , 4/15/28 ............. United States 600,000 612,978
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 200,000 207,633
Arthur J Gallagher & Co. , Senior Note , 5% , 2/15/32 ..........
United States 250,000 255,757
c
Asurion LLC and Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 290,000 301,057
c
Athene Global Funding ,
Secured Note , 144A, 5.033% , 7/17/30 .................. United States 450,000 453,636
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 150,000 150,577
Brown & Brown, Inc. , Senior Bond , 5.65% , 6/11/34 ..........
United States 800,000 827,531
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 200,000 208,642
c
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ..... United States 700,000 728,604
c
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ......................................... United States 400,000 438,978
4,289,205
IT Services 0.6%
c
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ......................................... United States 900,000 881,781
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 500,000 468,229
c
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 300,000 313,407
1,663,417
Leisure Products 0.1%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 450,000 394,313
Machinery 0.6%
c
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ........... Canada 400,000 391,781
c
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 300,000 308,840
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ..............
United States 300,000 307,081
c
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 700,000 718,694
1,726,396
Media 2.6%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured
Bond , 2.8% , 4/01/31 ............................... United States 1,300,000 1,170,293
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 100,000 105,740
Senior Secured Note , 144A, 7.5% , 3/15/33 .............. United States 500,000 528,560
c
CSC Holdings LLC , Senior Bond , 144A, 3.375% , 2/15/31 ..... United States 200,000 121,278
c
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 500,000 506,522
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 287,000 288,845
c
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 350,000 349,814
Fox Corp. , Senior Bond , 6.5% , 10/13/33 ..................
United States 500,000 552,377

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
c
Gray Media, Inc. ,
Secured Note , 144A, 9.625% , 7/15/32 .................. United States 185,000 $ 192,127
Senior Secured Note , 144A, 7.25% , 8/15/33 ............. United States 220,000 224,934
c
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 400,000 422,329
c
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Bond , 144A, 4.625% , 3/15/30 ......................... United States 380,000 371,909
Paramount Global , Senior Bond , 4.2% , 5/19/32 .............
United States 800,000 723,115
c
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 500,000 522,560
c
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 125,000 134,441
c
VZ Secured Financing BV , Senior Secured Note , 144A, 7.5% ,
1/15/33 ......................................... Netherlands 740,000 750,403
6,965,247
Metals & Mining 0.7%
c
Commercial Metals Co. ,
Senior Bond , 144A, 6% , 12/15/35 ..................... United States 240,000 246,177
Senior Note , 144A, 5.75% , 11/15/33 ................... United States 120,000 122,773
c
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 135,000 140,900
c
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 300,000 290,008
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 250,000 253,643
c
POSCO , Senior Note , 144A, 5.625% , 1/17/26 .............. South Korea 850,000 850,465
1,903,966
Multi-Utilities 0.6%
Dominion Energy, Inc. , A , Senior Note , 4.35% , 8/15/32 .......
United States 1,150,000 1,131,886
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 .............
United States 600,000 610,987
1,742,873
Oil, Gas & Consumable Fuels 5.0%
c
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 ............ Norway 900,000 827,129
c
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .. United States 598,000 609,306
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Secured Note , 144A, 9.25% , 7/15/29 .............. United States 400,000 411,136
c
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 350,000 324,615
c
Crescent Energy Finance LLC ,
Senior Note , 144A, 7.375% , 1/15/33 ................... United States 220,000 208,915
Senior Note , 144A, 8.375% , 1/15/34 ................... United States 460,000 457,217
c
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ..... United States 700,000 685,536
Eastern Energy Gas Holdings LLC , Senior Bond , 5.8% , 1/15/35
United States 1,200,000 1,267,890
c
Energy Transfer LP , Senior Note , 144A, 6% , 2/01/29 ......... United States 400,000 404,371
c
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ...... United Kingdom 200,000 198,871
c
Hess Midstream Operations LP ,
Senior Note , 144A, 5.875% , 3/01/28 ................... United States 300,000 306,714
Senior Note , 144A, 6.5% , 6/01/29 ..................... United States 500,000 518,242
c
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
6.25% , 4/15/32 ................................... United States 200,000 188,976
c
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 600,000 613,673
c
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 800,000 807,656
MPLX LP , Senior Bond , 5.4% , 4/01/35 ....................
United States 500,000 503,885
c
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 204,067

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 350,000 $ 294,437
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% ,
5/15/30 ......................................... United States 1,600,000 1,607,082
Sunoco LP / Sunoco Finance Corp. , Senior Note , 6% , 4/15/27 ..
United States 500,000 502,520
c
Transcontinental Gas Pipe Line Co. LLC , Senior Bond , 144A,
5.1% , 3/15/36 .................................... United States 165,000 166,186
c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125% , 8/15/31 ............ United States 300,000 273,201
Senior Secured Note , 144A, 3.875% , 8/15/29 ............ United States 300,000 281,457
c
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 700,000 696,504
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 200,000 219,098
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 60,000 61,485
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 200,000 216,211
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 40,000 40,990
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 204,000 208,315
c
Western Midstream Operating LP , Senior Note , 144A, 7.25% ,
4/01/30 ......................................... United States 400,000 427,198
13,532,883
Passenger Airlines 0.5%
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 900,000 917,050
c
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 200,000 214,171
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 United States 143,097 143,004
1,274,225
Personal Care Products 0.2%
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 625,000 640,574
Pharmaceuticals 1.1%
c
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 Germany 889,000 890,138
c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 400,000 423,277
Merck & Co., Inc. ,
Senior Bond , 4.75% , 12/04/35 ........................ United States 130,000 129,565
Senior Note , 4.45% , 12/04/32 ........................ United States 80,000 80,135
Novartis Capital Corp. , Senior Note , 4.1% , 11/05/30 .........
United States 580,000 579,567
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 345,000 348,763
Royalty Pharma plc ,
Senior Bond , 5.2% , 9/25/35 .......................... United States 125,000 125,737
Senior Bond , 3.3% , 9/02/40 .......................... United States 500,000 387,294
2,964,476
Professional Services 0.1%
c
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 225,000 233,084
Real Estate Management & Development 0.0%
†
c
Forestar Group, Inc. , Senior Note , 144A, 6.5% , 3/15/33 ....... United States 130,000 132,687
Residential REITs 0.1%
Essex Portfolio LP , Senior Bond , 5.375% , 4/01/35 ...........
United States 300,000 308,782

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment 0.7%
c
Foundry JV Holdco LLC , Senior Secured Bond , 144A, 6.25% ,
1/25/35 ......................................... United States 800,000 $ 849,177
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 835,000 805,375
c
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 65,000 67,457
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 115,000 117,725
1,839,734
Software 0.7%
c
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 150,000 155,316
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 800,000 698,514
Oracle Corp. ,
Senior Bond , 4.3% , 7/08/34 .......................... United States 900,000 814,220
Senior Note , 4.8% , 9/26/32 .......................... United States 115,000 111,055
1,779,105
Specialized REITs 0.6%
American Tower Corp. , Senior Note , 4.7% , 12/15/32 .........
United States 100,000 100,052
c
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ......... United States 900,000 925,066
c
Millrose Properties, Inc. ,
Senior Note , 144A, 6.375% , 8/01/30 ................... United States 525,000 537,531
Senior Note , 144A, 6.25% , 9/15/32 .................... United States 175,000 176,708
1,739,357
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC / EMC Corp. , Senior Bond , 5.4% , 4/15/34
United States 900,000 926,188
c
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 300,000 309,635
1,235,823
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 200,000 204,590
c
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 115,000 115,399
319,989
Tobacco 0.6%
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 189,000 174,217
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 555,000 552,077
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ..
United States 800,000 837,047
1,563,341
Trading Companies & Distributors 0.6%
c
EquipmentShare.com, Inc. , Secured Note , 144A, 8.625% , 5/15/32 United States 400,000 423,009
c
Herc Holdings, Inc. , Senior Note , 144A, 7% , 6/15/30 ......... United States 200,000 210,605
c
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 450,000 470,348
c
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/29 . United States 500,000 516,959
1,620,921
Transportation Infrastructure 0.0%
†
c ,f
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, 2 .58% ,
9/30/36 ......................................... United States 146,667 111,569

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services 0.8%
c
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 500,000 $ 530,995
b ,f
Digicel Group Holdings Ltd. ,
29 .335% , 11/17/33 ................................ Bermuda 29,663 939
30 .52% , 11/17/33 ................................. Bermuda 10,459 1,282
c
Iliad Holding SAS ,
Senior Secured Note , 144A, 7% , 10/15/28 ............... France 600,000 607,979
Senior Secured Note , 144A, 7% , 4/15/32 ................ France 525,000 541,749
c
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 600,000 638,233
2,321,177
Total Corporate Bonds (Cost $ 135,650,598 ) ...................................
135,590,096
g
Senior Floating Rate Interests 2.0%
Aerospace & Defense 0.0%
†
h
TransDigm, Inc., First Lien, CME Term Loan, K , 5.966% , ( 1-month
SOFR + 2.25% ), 3/22/30 ............................ United States 69,825 70,106
Air Freight & Logistics 0.0%
†
h
Rand Parent LLC, First Lien, CME Term Loan, B , 6.672% ,
( 3-month SOFR + 3% ), 3/18/30 ....................... United States 50,122 50,334
h
Automobile Components 0.1%
i
American Axle & Manufacturing, Inc., First Lien, Incremental CME
Term Loan, C , 7.408% , ( 12-month SOFR + 3.25% ), 2/24/32 .. United States 33,085 33,153
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan , 6.466% , ( 1-month SOFR + 2.75% ), 1/28/32 ......... United States 79,800 80,311
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 7.581% , ( 1-month SOFR + 3.75% ), 10/04/28 ........ United States 36,323 36,130
e
First Brands Group LLC, First Lien, 2021 CME Term Loan , PIK,
10.987% , ( 1-month SOFR + 7% ), 3/30/27 ................ United States 46,438 250
e
First Brands Group LLC, First Lien, DIP Roll Up CME Term Loan,
CME Term Loan , PIK, 10.843% , ( 1-month SOFR + 7% ), 6/29/26 United States 33,308 583
e
First Brands Group LLC, First Lien, USD Debtor-In-Possession
New Money CME Term Loan , PIK, 5.393% , ( 1-month SOFR +
1.55% ), 6/29/26 ................................... United States 28,599 5,454
e
First Brands Group LLC, Second Lien, 2021 CME Term Loan ,
PIK, 14.487% , ( 1-month SOFR + 10.5% ), 3/30/28 ......... United States 112,946 514
Highline Aftermarket Acquisition LLC, First Lien, 2025-1 CME
Term Loan , 7.322% , ( 3-month SOFR + 3.5% ), 2/13/30 ...... United States 45,147 45,458
201,853
a a a a a a
Automobiles 0.0%
†
h
American Trailer World Corp., First Lien, CME Term Loan, B ,
7.566% , ( 1-month SOFR + 3.75% ), 3/03/28 .............. United States 78,730 70,307
Beverages 0.0%
†
h
Primo Brands Corp., First Lien, 2025 Refinancing CME Term
Loan , 6.252% , ( 3-month SOFR + 2.25% ), 3/31/28 ......... United States 55,294 55,515
Biotechnology 0.0%
†
h,i
Genmab A/S, First Lien, Initial CME Term Loan, B , 6.733% ,
( 3-month SOFR + 3% ), 12/13/32 ...................... Denmark 14,872 14,960
Broadline Retail 0.0%
†
h
Peer Holding III BV, First Lien, CME Term Loan, B5B , 6.172% ,
( 3-month SOFR + 2.5% ), 7/01/31 ...................... Netherlands 50,726 51,006

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Building Products 0.1%
Chariot Buyer LLC, First Lien, Amendment No. 5 Incremental
CME Term Loan , 6.466% , ( 1-month SOFR + 2.75% ), 9/08/32 . United States 10,183 $ 10,216
Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C ,
8.25% , ( 1-month SOFR + 4.5% ), 5/15/31 ................ United States 121,747 86,947
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 6.122% , ( 6-month SOFR + 2.25% ), 8/04/31 . United States 35,061 35,173
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 5.966% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 41,987 42,186
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 , 5.966% ,
( 1-month SOFR + 2.25% ), 2/10/32 ..................... United States 27,379 27,495
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan , 6.916% , ( 1-month SOFR + 3% ), 3/30/29 ............ United States 7,829 7,888
209,905
a a a a a a
h
Capital Markets 0.1%
Citadel Securities Global Holdings LLC, First Lien, 2024 CME
Term Loan , 5.672% , ( 3-month SOFR + 2% ), 10/31/31 ...... United States 42,101 42,370
Edelman Financial Engines Center LLC (The), First Lien, Initial
CME Term Loan , 6.716% , ( 1-month SOFR + 3% ), 4/07/28 ... United States 25,602 25,767
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
5.822% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 71,624 71,377
139,514
a a a a a a
h
Chemicals 0.1%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan , 6.466% ,
( 1-month SOFR + 2.75% ), 9/09/31 ..................... United States 25,341 25,476
Albaugh LLC, First Lien, Initial CME Term Loan , 7.466% ,
( 1-month SOFR + 3.75% ), 4/06/29 ..................... United States 59,283 58,295
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan ,
6.966% , ( 1-month SOFR + 3.25% ), 2/18/30 .............. Luxembourg 83,285 67,799
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1 ,
8.066% , ( 1-month SOFR + 4.25% ), 4/02/29 .............. United States 41,553 29,502
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2 , 7.162% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 51,563 51,676
Paint Intermediate III LLC, First Lien, Initial CME Term Loan, B ,
6.87% , ( 3-month SOFR + 3% ), 10/09/31 ................ United States 69,649 70,106
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B ,
5.759% , ( 12-month SOFR + 2% ), 10/29/32 ............... United States 25,210 25,376
328,230
a a a a a a
h
Commercial Services & Supplies 0.0%
†
Allied Universal Holdco LLC, First Lien, Amendment No. 7
Replacement USD CME Term Loan , 6.966% , ( 1-month SOFR +
3.25% ), 8/20/32 ................................... United States 34,430 34,650
Openlane, Inc., First Lien, 2025 Incremental CME Term Loan ,
6.365% , ( 3-month SOFR + 2.5% ), 10/01/32 .............. United States 28,000 28,070
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 8.022% ,
( 3-month SOFR + 4% ), 3/06/28 ....................... United States 43,807 34,005
96,725
a a a a a a
Communications Equipment 0.0%
†
h
Viavi Solutions, Inc., First Lien, CME Term Loan , 6.394% ,
( 3-month SOFR + 2.5% ), 10/18/32 ..................... United States 24,221 24,403

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
Construction & Engineering 0.0%
†
h
Radar Bidco SARL, First Lien, CME Term Loan, B3 , 7.185% ,
( 3-month SOFR + 3.25% ), 4/04/31 ..................... Luxembourg 41,562 $ 41,891
Consumer Finance 0.0%
†
h
Neon Maple US Debt Mergersub, Inc., First Lien, CME Term
Loan, B1 , 6.216% , ( 1-month SOFR + 2.5% ), 11/17/31 ...... United States 71,960 72,137
Containers & Packaging 0.1%
h,i
Bradyplus Holdings LLC, First Lien, Initial CME Term Loan ,
7.19% , ( 3-month SOFR + 3.5% ), 12/13/32 ............... United States 100,000 99,104
h
Charter Next Generation, Inc., First Lien, 2024 Replacement CME
Term Loan , 6.5% , ( 1-month SOFR + 2.75% ), 11/29/30 ...... United States 41,561 41,699
i,j
Klockner Pentaplast of America, Inc., First Lien, CME Term Loan ,
TBD, 11/01/32 .................................... Luxembourg 46,426 41,726
h
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.044% , ( 6-month SOFR + 4.75% ), 2/12/26 ....... Luxembourg 145,593 25,479
h
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1 , 6.838% , ( 3-month SOFR + 3% ), 9/30/32 ......... United States 34,619 34,960
242,968
a a a a a a
Distributors 0.0%
†
h
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 7.672% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 72,138 72,232
h
Electric Utilities 0.0%
†
Alpha Generation LLC, First Lien, Initial CME Term Loan, B ,
5.716% , ( 1-month SOFR + 2% ), 9/30/31 ................ United States 63,736 64,018
Astoria Energy LLC, First Lien, Advance CME Term Loan, B ,
6.463% , ( 1-month SOFR + 2.75%; 3-month SOFR + 2.75% ),
6/16/32 ......................................... United States 19,970 20,155
84,173
a a a a a a
h
Electrical Equipment 0.0%
†
Indicor LLC, First Lien, Dollar CME Term Loan, D , 6.422% ,
( 3-month SOFR + 2.75% ), 11/22/29 .................... United States 80,547 81,125
Pinnacle Buyer LLC, First Lien, Initial CME Term Loan, B ,
6.485% , ( 3-month SOFR + 2.5% ), 10/01/32 .............. United States 20,456 20,559
101,684
a a a a a a
Electronic Equipment, Instruments & Components 0.0%
†
h,i
Project Aurora US Finco, Inc., First Lien, CME Term Loan, B2 ,
6.49% , ( 3-month SOFR + 2.75% ), 9/30/32 ............... United States 4,154 4,180
Energy Equipment & Services 0.0%
†
h
Star Holding LLC, First Lien, CME Term Loan, B , 8.216% ,
( 1-month SOFR + 4.5% ), 7/18/31 ...................... United States 49,748 49,002
Entertainment 0.0%
†
h
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 6.581% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 43,237 41,879
h
Financial Services 0.0%
†
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan ,
7.459% , ( 1-month SOFR + 3.5% ), 8/16/32 ............... United States 56,472 56,468
Speed Midco 3 SARL, First Lien, USD CME Term Loan, B ,
6.288% , ( 6-month SOFR + 2.5% ), 10/01/32 .............. Luxembourg 20,468 20,577
77,045
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Food Products 0.1%
Aspire Bakeries Holdings LLC, First Lien, Second Amendment
CME Term Loan , 7.221% , ( 1-month SOFR + 3.5% ), 12/23/30 . United States 43,676 $ 43,983
Chobani LLC, First Lien, Closing Date CME Term Loan , 5.966% ,
( 1-month SOFR + 2.25% ), 10/28/32 .................... United States 38,170 38,408
Froneri International Ltd., First Lien, CME Term Loan, B4 ,
6.447% , ( 6-month SOFR + 2.25% ), 9/30/31 .............. United Kingdom 116,204 116,290
198,681
a a a a a a
h
Ground Transportation 0.1%
Aggreko Holdings, Inc., First Lien, 2025 Amended USD CME
Term Loan , 6.868% , ( 3-month SOFR + 3% ), 5/21/31 ....... United Kingdom 14,006 14,122
First Student Bidco, Inc., First Lien, CME Term Loan, B , 6.172% ,
( 3-month SOFR + 2.5% ), 8/15/30 ...................... United States 24,094 24,206
First Student Bidco, Inc., First Lien, CME Term Loan, C , 6.172% ,
( 3-month SOFR + 2.5% ), 8/15/30 ...................... United States 4,409 4,426
i
Hertz Corp. (The), First Lien, Initial CME Term Loan, B , 7.331% ,
( 1-month SOFR + 3.5% ), 6/30/28 ...................... United States 29,168 24,574
i
Hertz Corp. (The), First Lien, Initial CME Term Loan, C , 7.331% ,
( 1-month SOFR + 3.5% ), 6/30/28 ...................... United States 5,756 4,849
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4 , 6.966% , ( 1-month SOFR + 3.25% ), 1/25/29 ...... United States 49,747 49,399
WWEX Uni Topco Holdings LLC, First Lien, Initial CME Term
Loan , 7.672% , ( 3-month SOFR + 4% ), 7/26/28 ............ United States 59,229 59,573
181,149
a a a a a a
Health Care Equipment & Supplies 0.0%
†
h
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan , 7.966% , ( 1-month SOFR + 4.25% ), 1/15/31 ......... United States 71,364 72,202
h
Health Care Providers & Services 0.1%
Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term
Loan , 8.011% , ( 1-month SOFR + 4.25% ), 2/11/28 .......... United States 64,797 63,764
Dermatology Intermediate Holdings III, Inc., First Lien, Initial CME
Term Loan , 8.09% , ( 3-month SOFR + 4.25% ), 3/26/29 ...... United States 34,820 33,695
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
7.44% , ( 3-month SOFR + 3.5% ), 11/01/28 ............... United States 66,829 15,631
Pacific Dental Services, Inc., First Lien, CME Term Loan , 6.236% ,
( 1-month SOFR + 2.5% ), 3/17/31 ...................... United States 42,050 42,261
Paradigm Parent LLC, First Lien, Initial CME Term Loan , 8.172% ,
( 3-month SOFR + 4.5% ), 4/16/32 ...................... United States 34,913 30,838
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 , 6.216% ,
( 1-month SOFR + 2.5% ), 2/21/31 ...................... United States 49,376 49,673
Surgery Center Holdings, Inc., First Lien, 2025 Refinancing CME
Term Loan , 6.216% , ( 1-month SOFR + 2.5% ), 12/19/30 ..... United States 6,032 6,063
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan ,
7.987% , ( 1-month SOFR + 4% ), 10/02/28 ................ United States 66,856 67,259
309,184
a a a a a a
Health Care Technology 0.0%
†
h
Cotiviti, Inc., First Lien, New CME Term Loan, B , 6.623% ,
( 1-month SOFR + 2.75% ), 5/01/31 ..................... United States 34,824 33,547
h
Hotels, Restaurants & Leisure 0.2%
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 5.966% , ( 1-month SOFR + 2.25% ), 2/06/30 ... United States 42,876 42,651
Dave & Buster's, Inc., First Lien, 2024 Refinancing CME Term
Loan, B , 7.125% , ( 3-month SOFR + 3.25% ), 6/29/29 ....... United States 33,645 31,116

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Hotels, Restaurants & Leisure (continued)
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan ,
7.466% , ( 1-month SOFR + 3.75% ), 1/28/32 .............. United States 63,903 $ 64,239
Golden State Foods LLC, First Lien, Initial CME Term Loan ,
8.002% , ( 3-month SOFR + 4% ), 12/04/31 ................ United States 33,560 33,812
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
8.445% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 66,658 65,700
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 6.934% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 127,893 125,816
Whatabrands LLC, First Lien, 2024-2 Refinancing CME Term
Loan. B , 6.416% , ( 1-month SOFR + 2.5% ), 8/03/28 ........ United States 77,635 77,927
441,261
a a a a a a
h
Household Durables 0.1%
AI Aqua Merger Sub, Inc., First Lien, 2025 Refinancing CME Term
Loan, B , 6.861% , ( 1-month SOFR + 3%; 3-month SOFR + 3% ),
7/31/28 ......................................... United States 59,774 59,973
Bingo Holdings I LLC, First Lien, CME Term Loan , 8.422% ,
( 3-month SOFR + 4.75% ), 6/11/32 ..................... United States 50,000 49,146
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 6.672% ,
( 3-month SOFR + 3% ), 1/16/32 ....................... Netherlands 68,650 69,116
178,235
a a a a a a
Household Products 0.0%
†
h,i
Lavender Dutch BorrowerCo BV, First Lien, CME Term Loan, B ,
7.009% , ( 12-month SOFR + 3.25% ), 12/02/32 ............ Netherlands 23,830 24,053
h
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan , 5.466% , ( 1-month SOFR +
1.75% ), 7/31/30 ................................... United States 50,000 50,102
Calpine Corp., First Lien, 2024 CME Term Loan , 5.466% ,
( 1-month SOFR + 1.75% ), 1/31/31 ..................... United States 49,875 49,927
100,029
a a a a a a
h
Insurance 0.1%
Acrisure LLC, First Lien, 2025 Refinancing CME Term Loan, B ,
6.966% , ( 1-month SOFR + 3.25% ), 6/21/32 .............. United States 29,051 29,124
Acrisure LLC, First Lien, CME Term Loan, B6 , 6.716% , ( 1-month
SOFR + 3% ), 11/06/30 .............................. United States 29,337 29,351
Asurion LLC, First Lien, New CME Term Loan, B10 , 7.816% ,
( 1-month SOFR + 4% ), 8/21/28 ....................... United States 24,757 24,816
Asurion LLC, First Lien, New CME Term Loan, B11 , 8.066% ,
( 1-month SOFR + 4.25% ), 8/21/28 ..................... United States 9,032 9,059
Broadstreet Partners Group LLC, First Lien, 2024 CME Term
Loan, B , 6.466% , ( 1-month SOFR + 2.75% ), 6/16/31 ....... United States 121,139 121,679
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan , 6.216% , ( 1-month SOFR + 2.5% ), 7/31/31 .. United States 68,649 68,942
282,971
a a a a a a
h
IT Services 0.1%
Kaseya, Inc., First Lien, Initial CME Term Loan , 6.716% , ( 1-month
SOFR + 3% ), 3/22/32 ............................... United States 79,391 79,554
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan ,
8.252% , ( 3-month SOFR + 4.25% ), 5/03/28 .............. United States 15,718 14,661

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
IT Services (continued)
MH Sub I LLC, First Lien, 2024 December New CME Term Loan ,
7.966% , ( 1-month SOFR + 4.25% ), 12/31/31 ............. United States 10,639 $ 9,154
103,369
a a a a a a
h
Machinery 0.0%
†
CPM Holdings, Inc., First Lien, Initial CME Term Loan , 8.343% ,
( 1-month SOFR + 4.5% ), 9/28/28 ...................... United States 53,060 52,883
Tiger Acquisition LLC, First Lien, Refinancing Initial CME Term
Loan , 6.23% , ( 1-month SOFR + 2.5% ), 8/23/32 ........... United States 11,638 11,689
64,572
a a a a a a
h
Media 0.1%
i
Advantage Sales & Marketing, Inc., First Lien, CME Term Loan,
B1 , 8.446% , ( 3-month SOFR + 4.25% ), 10/28/27 .......... United States 29,910 25,020
Cengage Learning, Inc., First Lien, 2024 Refinancing CME Term
Loan , 7.227% , ( 1-month SOFR + 3.5% ), 3/24/31 .......... United States 52,073 52,348
Wasserman Media Group LLC, First Lien, Initial CME Term Loan ,
6.716% , ( 1-month SOFR + 3% ), 6/23/32 ................ United States 25,650 25,810
103,178
a a a a a a
h
Oil, Gas & Consumable Fuels 0.1%
Delek US Holdings, Inc., First Lien, CME Term Loan, B , 7.316% ,
( 1-month SOFR + 3.5% ), 11/09/29 ..................... United States 49,744 49,851
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
6.216% , ( 1-month SOFR + 2.5% ), 2/22/30 ............... United States 83,009 83,433
133,284
a a a a a a
h
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 6.134% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 30,619 30,730
American Airlines, Inc., First Lien, Initial CME Term Loan , 6.258% ,
( 6-month SOFR + 2.25% ), 6/04/29 ..................... United States 63,353 63,522
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan ,
5.634% , ( 3-month SOFR + 1.75% ), 10/15/31 ............. United States 67,789 68,212
United Airlines, Inc., First Lien, CME Term Loan, B , 5.732% ,
( 1-month SOFR + 2% ), 2/24/31 ....................... United States 43,973 44,234
206,698
a a a a a a
Pharmaceuticals 0.0%
†
h
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan , 6.365% , ( 3-month SOFR + 2.5% ), 12/04/31 ..... United States 29,925 29,922
Semiconductors & Semiconductor Equipment 0.0%
†
h
Altar Bidco, Inc., First Lien, CME Term Loan , 6.783% , ( 12-month
SOFR + 3.1% ), 2/01/29 ............................. United States 49,871 49,431
h
Software 0.2%
Adeia, Inc., First Lien, Initial CME Term Loan, B6 , 6.216% ,
( 1-month SOFR + 2.5% ), 6/08/28 ...................... United States 92,561 92,995
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan , 7.252% , ( 3-month SOFR + 3.25% ), 7/06/29 ......... United States 59,250 50,380
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan , 7.522% ,
( 1-month SOFR + 3.75% ), 12/09/31 .................... United States 23,634 23,682
ConnectWise LLC, First Lien, Initial CME Term Loan , 7.763% ,
( 3-month SOFR + 3.5% ), 9/29/28 ...................... United States 44,755 44,056

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Software (continued)
i
Dawn Bidco LLC, First Lien, CME Term Loan , 7.259% , ( 12-month
SOFR + 3.5% ), 8/20/32 ............................. United States 70,000 $ 69,875
KnowBe4, Inc., First Lien, CME Term Loan , 7.59% , ( 3-month
SOFR + 3.75% ), 7/23/32 ............................ United States 31,250 31,309
McAfee Corp., First Lien, CME Term Loan, B1 , 6.716% , ( 1-month
SOFR + 3% ), 3/01/29 ............................... United States 66,238 61,345
Ping Identity Holding Corp., First Lien, Initial CME Term Loan ,
6.591% , ( 3-month SOFR + 2.75% ), 11/15/32 ............. United States 16,588 16,650
390,292
a a a a a a
h
Specialty Retail 0.2%
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan , 6.701% ,
( 3-month SOFR + 3% ), 9/17/32 ....................... United States 42,749 43,011
b,e
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK,
10.016% , ( 1-month SOFR + 6% ), 10/07/26 ............... United States 316,647 237,485
Great Outdoors Group LLC, First Lien, CME Term Loan, B ,
6.966% , ( 1-month SOFR + 3.25% ), 1/23/32 .............. United States 46,114 46,442
RealTruck Group, Inc., First Lien, Initial CME Term Loan , 7.581% ,
( 1-month SOFR + 3.75% ), 1/31/28 ..................... United States 64,392 49,904
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
6.966% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 79,508 79,922
456,764
a a a a a a
Textiles, Apparel & Luxury Goods 0.0%
†
h
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.354% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 59,282 55,470
Trading Companies & Distributors 0.0%
†
h
DXP Enterprises, Inc., First Lien, Initial CME Term Loan , 7.166% ,
( 1-month SOFR + 3.25% ), 10/11/30 .................... United States 24,938 25,187
Water Utilities 0.0%
†
h
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan ,
6.593% , ( 1-month SOFR + 2.75% ), 10/01/32 ............. United States 13,922 13,989
Total Senior Floating Rate Interests (Cost $ 6,056,812 ) .........................
5,553,517
k
Marketplace Loans 0.2%
b
Financial Services 0.2%
a a a a a a
Total Marketplace Loans (Cost $ 554,109 ) .....................................
495,644
Foreign Government and Agency Securities 7.1%
c
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 600,000 547,240
c
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 600,000 EUR 656,934
Brazil Government Bond ,
Senior Bond , 3.875% , 6/12/30 ........................ Brazil 1,100,000 1,052,370
Senior Bond , 6% , 10/20/33 ........................... Brazil 230,000 232,990
c
Bulgaria Government Bond ,
Senior Bond , Reg S, 5% , 3/05/37 ...................... Bulgaria 160,000 159,886
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 190,000 EUR 230,150
c
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 240,000 EUR 239,051
Chile Government Bond , Senior Bond , 5.65% , 1/13/37 .......
Chile 600,000 635,160
Colombia Government Bond ,
Senior Bond , 8% , 11/14/35 ........................... Colombia 523,000 558,564
Senior Note , 7.375% , 4/25/30 ......................... Colombia 200,000 211,700

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Colombia Government Bond, (continued)
Senior Note , 4.5% , 11/26/30 .......................... Colombia 200,000 EUR $ 230,798
c
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 660,000 697,125
c
Dominican Republic Government Bond , Senior Bond , Reg S, 6% ,
7/19/28 .........................................
Dominican
Republic 910,000 933,342
c
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 350,000 356,944
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 250,000 224,269
c
Egypt Government Bond , Senior Note , 144A, 8.625% , 2/04/30 . Egypt 690,000 767,626
c
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 200,000 206,716
c
Gabon Government Bond , Senior Bond , 144A, 6.625% , 2/06/31 Gabon 260,000 202,348
c
Ghana Government Bond , Senior Bond , 144A, 5% , 7/03/35 .... Ghana 200,000 183,471
c
Guatemala Government Bond , Senior Note , 144A, 7.05% ,
10/04/32 ........................................ Guatemala 850,000 935,106
c
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 600,000 612,864
c
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 480,000 481,904
c
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 350,000 348,943
c
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 210,000 230,835
c
Ivory Coast Government Bond , Senior Bond , Reg S, 4.875% ,
1/30/32 ......................................... Ivory Coast 570,000 EUR 651,158
c
Jordan Government Bond , Senior Note , 144A, 7.5% , 1/13/29 .. Jordan 200,000 210,607
c
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 320,000 EUR 380,781
c
Nigeria Government Bond , Senior Bond , 144A, 8.631% , 1/13/36 Nigeria 200,000 215,043
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 420,000 466,662
c
Paraguay Government Bond , Senior Bond , Reg S, 4.95% ,
4/28/31 ......................................... Paraguay 690,000 701,557
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 520,000 481,156
Petroleos Mexicanos , Senior Note , 10% , 2/07/33 ............
Mexico 305,000 353,625
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 400,000 424,062
c
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 600,000 585,290
c
Romania Government Bond ,
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 500,000 EUR 582,342
Senior Note , 144A, 3% , 2/27/27 ....................... Romania 710,000 699,455
c
Serbia Government Bond ,
Senior Bond , Reg S, 6.5% , 9/26/33 .................... Serbia 210,000 225,195
Senior Note , Reg S, 6.25% , 5/26/28 .................... Serbia 220,000 228,457
South Africa Government Bond , Senior Bond , 5.875% , 4/20/32 .
South Africa 600,000 619,304
c
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 450,000 453,896
Turkiye Government Bond , Senior Note , 9.125% , 7/13/30 .....
Turkiye 620,000 710,363
c
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 400,000 431,329
Total Foreign Government and Agency Securities (Cost $ 18,466,588 ) ............
19,356,618
U.S. Government and Agency Securities 15.2%
FFCB , 2.1%, 2/25/36 .................................
United States 805,000 648,877
U.S. Treasury Bonds , 4.625%, 11/15/55 ..................
United States 950,000 915,414
U.S. Treasury Notes ,
3.875%, 1/15/26 .................................. United States 3,050,000 3,050,152
4%, 2/15/26 ..................................... United States 11,200,000 11,203,601
3.625%, 5/15/26 .................................. United States 400,000 400,145
2.25%, 2/15/27 ................................... United States 1,400,000 1,380,832

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
2.75%, 7/31/27 ................................... United States 3,850,000 $ 3,807,063
3.875%, 11/30/27 ................................. United States 4,000,000 4,028,906
2.875%, 5/15/28 .................................. United States 2,500,000 2,464,746
3.125%, 11/15/28 ................................. United States 2,900,000 2,867,998
2.625%, 2/15/29 .................................. United States 1,000,000 972,480
3.5%, 1/31/30 .................................... United States 1,750,000 1,740,225
4.125%, 8/31/30 .................................. United States 2,600,000 2,646,211
2.875%, 5/15/32 .................................. United States 1,300,000 1,225,986
2.75%, 8/15/32 ................................... United States 500,000 466,162
4.125%, 11/15/32 ................................. United States 3,500,000 3,540,469
Total U.S. Government and Agency Securities (Cost $ 40,902,916 ) ...............
41,359,267
Asset-Backed Securities 2.9%
Financial Services 2.9%
c ,h
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
5.224% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 318,173 318,183
c
Compass Datacenters Issuer II LLC , 2025-2A , A1 , 144A, 4.926% ,
11/25/50 . ........................................ United States 667,000 666,657
c ,h
Dryden 75 CLO Ltd. , 2019-75A , AR3 , 144A, FRN , 4.913% ,
( 3-month SOFR + 1.04% ), 4/14/34 . .................... United States 1,400,000 1,399,808
c
FIGRE Trust ,
2025-FL1 , A1 , 144A, 5.265% , 7/25/55 .................. United States 233,952 234,870
l
2025-HE4 , A , 144A, FRN , 5.408% , 7/25/55 .............. United States 561,332 566,010
l
2025-HE5 , A , 144A, FRN , 5.285% , 8/25/55 .............. United States 166,171 166,939
c
GS Mortgage-Backed Securities Trust ,
2025-CES2 , A1 , 144A, 5.18% , 9/25/55 .................. United States 253,677 254,495
h
2025-HE1 , A1 , 144A, FRN , 5.424% , ( 30-day SOFR Average +
1.55% ), 10/25/55 .................................. United States 276,014 276,875
c
Home Partners of America Trust ,
2021-2 , B , 144A, 2.302% , 12/17/26 .................... United States 1,218,559 1,194,111
2021-3 , B , 144A, 2.649% , 1/17/41 ..................... United States 431,277 406,669
c ,l
J.P. Morgan Mortgage Trust , 2025-CES2 , A1 , 144A, FRN ,
5.592% , 6/25/55 . .................................. United States 240,260 242,317
c ,h
LCM XVII LP , 17A , BRR , 144A, FRN , 5.766% , ( 3-month SOFR +
1.862% ), 10/15/31 . ................................. United States 350,000 351,010
c ,h
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
5.136% , ( 3-month SOFR + 1.232% ), 4/15/31 . ............. United States 84,469 84,511
c
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 244,196 245,048
c
Towd Point Mortgage Trust ,
2024-CES6 , A1 , 144A, 5.725% , 11/25/64 ................ United States 480,219 485,038
h
2025-HE1 , A1A , 144A, FRN , 5.224% , ( 30-day SOFR Average +
1.35% ), 7/25/65 ................................... United States 200,429 200,728
c ,h
Voya CLO Ltd. , 2013-2A , BR , 144A, FRN , 5.97% , ( 3-month
SOFR + 2.112% ), 4/25/31 . ........................... United States 780,000 785,410
7,878,679
a a a a a a
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 .
United States 22,913 22,914
Total Asset-Backed Securities (Cost $ 7,931,208 ) ..............................
7,901,593
Commercial Mortgage-Backed Securities 5.1%
Financial Services 5.1%
l
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.197% , 9/15/48 .............................. United States 695,000 671,867
l ,m
BANK , 2020-BN26 , XA , IO, FRN , 1.19% , 3/15/63 ........... United States 2,914,170 107,257

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
l ,m
BANK5 Trust ,
c
2025-5YR13 , XA , IO, 144A, FRN , 1.062% , 1/15/58 ......... United States 5,494,476 $ 215,457
2025-5YR14 , XA , IO, FRN , 0.983% , 4/15/58 ............. United States 4,483,945 169,573
l ,m
BBCMS Mortgage Trust ,
2024-5C25 , XA , IO, FRN , 1.193% , 3/15/57 ............... United States 4,999,086 168,568
2024-5C31 , XA , IO, FRN , 1.061% , 12/15/57 .............. United States 4,213,109 156,094
2025-5C33 , XA , IO, FRN , 0.817% , 3/15/58 ............... United States 6,007,182 180,114
l ,m
Benchmark Mortgage Trust ,
2020-B17 , XA , IO, FRN , 1.372% , 3/15/53 ................ United States 7,387,656 293,161
2020-B20 , XA , IO, FRN , 1.523% , 10/15/53 ............... United States 4,125,213 201,927
2020-B22 , XA , IO, FRN , 1.49% , 1/15/54 ................. United States 2,890,286 172,854
2024-V12 , XA , IO, FRN , 0.847% , 12/15/57 ............... United States 5,599,607 176,064
2025-V13 , XA , IO, FRN , 0.914% , 2/15/58 ................ United States 5,224,000 164,630
2025-V14 , XA , IO, FRN , 0.768% , 4/15/57 ................ United States 6,944,723 202,154
c ,l
BFLD Commercial Mortgage Trust , 2025-5MW , A , 144A, FRN ,
4.674% , 10/10/42 .................................. United States 411,000 411,428
l ,m
BMO Mortgage Trust ,
2024-5C8 , XA , IO, FRN , 1.021% , 12/15/57 ............... United States 5,157,551 190,650
2025-5C9 , XA , IO, FRN , 0.707% , 4/15/58 ................ United States 6,417,776 175,076
c ,h
BX Commercial Mortgage Trust , 2022-LP2 , A , 144A, FRN ,
4.763% , ( 1-month SOFR + 1.013% ), 2/15/39 ............. United States 140,479 140,340
c
BX Trust ,
l
2025-ARIA , C , 144A, FRN , 5.517% , 12/13/42 ............. United States 410,000 413,542
h
2025-VOLT , A , 144A, FRN , 5.45% , ( 1-month SOFR + 1.7% ),
12/15/44 ........................................ United States 175,000 175,427
CFCRE Commercial Mortgage Trust ,
2016-C6 , B , 3.804% , 11/10/49 ........................ United States 437,000 415,600
2016-C7 , A3 , 3.839% , 12/10/54 ....................... United States 280,000 278,247
Citigroup Commercial Mortgage Trust ,
l
2014-GC21 , C , FRN , 4.78% , 5/10/47 ................... United States 43,940 43,002
l
2015-GC33 , C , FRN , 4.335% , 9/10/58 .................. United States 127,000 111,163
2016-P4 , A2 , 2.45% , 7/10/49 ......................... United States 180,288 179,897
l
COMM Mortgage Trust ,
c
2014-LC15 , D , 144A, FRN , 4.762% , 4/10/47 ............. United States 139,984 137,743
2015-CR26 , B , FRN , 4.613% , 10/10/48 ................. United States 219,584 216,922
l
CSAIL Commercial Mortgage Trust ,
2015-C1 , B , FRN , 3.833% , 4/15/50 .................... United States 344,379 329,802
m
2019-C17 , XA , IO, FRN , 1.309% , 9/15/52 ................ United States 11,651,757 422,535
m
2021-C20 , XA , IO, FRN , 0.988% , 3/15/54 ................ United States 4,318,017 163,377
GS Mortgage Securities Trust ,
c,l
2013-GC13 , AS , 144A, FRN , 3.859% , 7/10/46 ............ United States 107,441 106,144
l
2014-GC24 , B , FRN , 4.43% , 9/10/47 ................... United States 428,000 413,146
2016-GS2 , A4 , 3.05% , 5/10/49 ........................ United States 130,000 129,595
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2016-JP2 , AS , 3.056% , 8/15/49 ....................... United States 420,000 409,997
2016-JP3 , AS , 3.144% , 8/15/49 ....................... United States 429,000 419,821
JPMBB Commercial Mortgage Securities Trust , 2016-C1 , A5 ,
3.576% , 3/17/49 ................................... United States 127,719 127,486
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414% , 3/15/50 ................................... United States 247,465 244,954
Morgan Stanley Bank of America Merrill Lynch Trust ,
l
2013-C10 , B , FRN , 3.952% , 7/15/46 ................... United States 359,420 343,274
l
2013-C10 , C , FRN , 3.952% , 7/15/46 ................... United States 777,000 722,724
l
2013-C9 , B , FRN , 3.708% , 5/15/46 .................... United States 669,846 652,742
l
2013-C9 , C , FRN , 3.707% , 5/15/46 .................... United States 459,000 430,155
l
2015-C22 , C , FRN , 3.972% , 4/15/48 ................... United States 678,000 600,779

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (continued)
l
2015-C25 , C , FRN , 4.374% , 10/15/48 .................. United States 276,284 $ 275,626
2015-C27 , AS , 4.068% , 12/15/47 ...................... United States 18,005 17,875
l
2015-C27 , B , FRN , 4.363% , 12/15/47 ................... United States 559,000 552,222
l
2016-C32 , AS , FRN , 3.994% , 12/15/49 ................. United States 231,000 228,681
l,m
2025-5C1 , XA , IO, FRN , 1.156% , 3/15/58 ................ United States 4,396,567 186,780
l ,m
Morgan Stanley Capital I Trust , 2021-L5 , XA , IO, FRN , 1.261% ,
5/15/54 ......................................... United States 3,268,066 143,044
l
Wells Fargo Commercial Mortgage Trust ,
2016-C32 , B , FRN , 4.684% , 1/15/59 ................... United States 121,000 118,906
m
2019-C49 , XA , IO, FRN , 1.232% , 3/15/52 ................ United States 8,121,397 232,273
m
2025-5C3 , XA , IO, FRN , 0.814% , 1/15/58 ................ United States 4,621,953 138,942
l
WFRBS Commercial Mortgage Trust ,
2014-C21 , B , FRN , 4.213% , 8/15/47 ................... United States 364,643 356,986
2014-C23 , B , FRN , 4.279% , 10/15/57 ................... United States 215,000 208,511
13,745,134
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 13,583,433 ) ..............
13,745,134
Mortgage-Backed Securities 18.9%
n
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC , 6.473%, ( 1-year CMT T-Note +/- MBS Margin), 1/01/33 United States 3,405 3,479
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.7%
FHLMC Gold Pool, 30 Year , 5%, 4/01/34 - 8/01/35 ........... United States 50,656 51,933
FHLMC Gold Pool, 30 Year , 5.5%, 6/01/33 - 1/01/35 ......... United States 27,286 27,803
FHLMC Gold Pool, 30 Year , 6%, 4/01/33 - 2/01/36 ........... United States 33,277 34,355
FHLMC Gold Pool, 30 Year , 6.5%, 11/01/27 - 7/01/32 ........ United States 2,218 2,313
FHLMC Gold Pool, 30 Year , 7%, 4/01/30 .................. United States 355 374
FHLMC Gold Pool, 30 Year , 7.5%, 8/01/30 ................ United States 72 74
FHLMC Pool, 30 Year , 2%, 3/01/52 ...................... United States 1,598,950 1,297,679
FHLMC Pool, 30 Year , 4%, 6/01/52 ...................... United States 2,199,517 2,100,323
FHLMC Pool, 30 Year , 4.5%, 8/01/52 ..................... United States 1,418,636 1,392,220
FHLMC Pool, 30 Year , 5.5%, 11/01/52 .................... United States 2,346,461 2,392,732
7,299,806
n
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA , 6.05%, ( 1-year CMT T-Note +/- MBS Margin), 12/01/34 . United States 14,445 14,872
Federal National Mortgage Association (FNMA) Fixed Rate 14.6%
FNMA, 20 Year , 5%, 4/01/30 ........................... United States 6,384 6,475
FNMA, 30 Year , 3%, 9/01/48 - 9/01/51 .................... United States 1,474,189 1,325,012
FNMA, 30 Year , 4%, 2/01/49 ........................... United States 451,938 439,272
FNMA, 30 Year , 4.5%, 5/01/48 ......................... United States 924,798 919,029
FNMA, 30 Year , 6%, 8/01/53 ........................... United States 2,013,453 2,072,411
FNMA, 30 Year , 6.5%, 5/01/31 - 10/01/37 ................. United States 26,128 27,441
o
Uniform Mortgage-Backed Securities , 2.5% , TBA, 1/25/56 ..... United States 1,660,000 1,403,608
o
Uniform Mortgage-Backed Securities , 5% , TBA, 1/25/56 ...... United States 3,160,000 3,151,853
o
Uniform Mortgage-Backed Securities , 5.5% , TBA, 1/25/56 ..... United States 28,000,000 28,395,888
o
Uniform Mortgage-Backed Securities , 6% , TBA, 1/25/56 ...... United States 2,000,000 2,053,767
39,794,756
Government National Mortgage Association (GNMA) Fixed Rate 1.6%
GNMA I, Single-family, 30 Year , 5%, 11/15/33 - 7/15/34 ....... United States 48,004 48,445
GNMA I, Single-family, 30 Year , 7%, 10/15/28 - 2/15/29 ....... United States 4,920 5,038
GNMA I, Single-family, 30 Year , 7.5%, 9/15/30 .............. United States 362 375
GNMA II, 30 Year , 6.5%, 2/20/34 ........................ United States 615 611

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
o
GNMA II, Single-family, 30 Year , 3.5%, 1/15/56 ............. United States 1,330,000 $ 1,210,559
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 11/20/33 ....... United States 12,996 13,223
o
GNMA II, Single-family, 30 Year , 5.5%, 1/15/56 ............. United States 1,550,000 1,565,272
GNMA II, Single-family, 30 Year , 6%, 11/20/34 .............. United States 20,765 21,956
o
GNMA II, Single-family, 30 Year , 6%, 1/15/56 ............... United States 1,520,000 1,549,153
GNMA II, Single-family, 30 Year , 6.5%, 4/20/31 - 1/20/33 ...... United States 7,272 7,558
GNMA II, Single-family, 30 Year , 7.5%, 1/20/28 - 4/20/32 ...... United States 1,772 1,812
4,424,002
Total Mortgage-Backed Securities (Cost $ 51,585,289 ) ..........................
51,536,915
Residential Mortgage-Backed Securities 2.7%
Financial Services 2.7%
c
A&D Mortgage Trust , 2023-NQM2 , A1 , 144A, 6.132% , 5/25/68 . United States 166,844 167,040
c ,h
Bellemeade Re Ltd. , 2021-3A , B1 , 144A, FRN , 7.724% , ( 30-day
SOFR Average + 3.85% ), 9/25/31 ..................... United States 430,000 444,974
c
BRAVO Residential Funding Trust ,
l
2019-2 , A3 , 144A, FRN , 3.5% , 10/25/44 ................. United States 177,149 170,673
2024-NQM1 , A1 , 144A, 5.943% , 12/01/63 ............... United States 288,684 290,856
2024-NQM5 , A1 , 144A, 5.803% , 6/25/64 ................ United States 1,157,365 1,168,091
c ,h
Chase Home Lending Mortgage Trust , 2025-7 , A11 , 144A, FRN ,
5.274% , ( 30-day SOFR Average + 1.4% ), 5/25/56 ......... United States 196,958 197,702
c ,l
CIM Trust ,
2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ................ United States 36,426 34,947
2019-INV2 , A3 , 144A, FRN , 4% , 5/25/49 ................ United States 124,990 118,395
c
COLT Mortgage Loan Trust ,
2024-2 , A1 , 144A, 6.125% , 4/25/69 .................... United States 257,465 260,108
2024-3 , A1 , 144A, 6.393% , 6/25/69 .................... United States 513,178 520,335
c
Cross Mortgage Trust ,
2024-H1 , A1 , 144A, 6.085% , 12/25/68 .................. United States 219,095 220,988
2024-H5 , A1 , 144A, 5.854% , 8/26/69 ................... United States 415,466 419,722
c ,h
FHLMC STACR REMIC Trust , 2025-DNA3 , M1 , 144A, FRN ,
4.974% , ( 30-day SOFR Average + 1.1% ), 9/25/45 ......... United States 210,325 210,780
c ,h
FHLMC STACR Trust , 2019-DNA3 , B1 , 144A, FRN , 7.239% , ( 30-
day SOFR Average + 3.364% ), 7/25/49 ................. United States 327,000 341,522
h
FNMA Connecticut Avenue Securities Trust , 2016-C01 , 1M2 ,
FRN , 10.739% , ( 30-day SOFR Average + 6.864% ), 8/25/28 .. United States 22,797 23,005
c ,l
J.P. Morgan Mortgage Trust , 2021-15 , A4 , 144A, FRN , 2.5% ,
6/25/52 ......................................... United States 324,577 292,386
c ,l
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ......................................... United States 307,900 303,737
c
Morgan Stanley Residential Mortgage Loan Trust , 2024-NQM1 ,
A1 , 144A, 6.152% , 12/25/68 .......................... United States 254,857 257,154
c
OBX Trust ,
l
2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ................ United States 92,284 83,261
h
2025-J2 , AF , 144A, FRN , 5.174% , ( 30-day SOFR Average +
1.3% ), 9/25/55 .................................... United States 196,672 196,780
h
2025-NQM14 , A1F , 144A, FRN , 5.074% , ( 30-day SOFR
Average + 1.2% ), 7/25/65 ............................ United States 317,206 318,296
c ,l
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 161,400 158,748
c ,l
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5% , 2/20/49 .................................... United States 165,467 148,485
c ,l
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 ........................................ United States 120,016 104,851
c ,l
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ......... United States 846,762 770,795

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
c ,h
Sequoia Mortgage Trust , 2025-8 , A26F , 144A, FRN , 5.274% , ( 30-
day SOFR Average + 1.4% ), 9/25/55 ................... United States 175,272 $ 175,438
7,399,069
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 7,578,658 ) ................
7,399,069
Agency Commercial Mortgage-Backed Securities 4.5%
Financial Services 4.5%
m
FHLMC ,
5083 , IC , IO, 3.5% , 10/25/50 ......................... United States 4,269,597 794,387
5418 , EI , IO, 3% , 12/25/51 ........................... United States 4,193,129 684,316
m
FNMA ,
2020-95 , IO, 4% , 12/25/47 ........................... United States 2,860,238 648,932
2021-56 , QI , IO, 4.5% , 9/25/51 ........................ United States 2,109,291 539,796
2021-84 , KI , IO, 3% , 12/25/51 ........................ United States 7,854,085 1,250,154
2023-20 , IA , IO, 2.5% , 10/25/51 ....................... United States 4,048,440 640,619
2023-59 , IK , IO, 3.5% , 4/25/51 ........................ United States 3,833,933 824,199
m
GNMA ,
2016-42 , IO, 5% , 2/20/46 ............................ United States 1,236,542 243,108
2020-134 , ID , IO, 3% , 9/20/50 ........................ United States 4,686,424 799,845
2020-146 , KI , IO, 2.5% , 10/20/50 ...................... United States 7,363,296 1,093,043
2021-213 , PI , IO, 4.5% , 4/20/50 ....................... United States 3,103,188 685,476
2022-78 , IO, 3% , 8/20/51 ............................ United States 2,664,489 434,427
2022-81 , BI , IO, 2.5% , 11/20/50 ....................... United States 4,023,150 595,924
2022-88 , IO, 2.5% , 1/20/52 .......................... United States 4,942,585 730,780
2023-168 , IE , IO, 3% , 11/20/51 ....................... United States 3,500,592 577,428
2023-185 , BI , IO, 2.5% , 1/20/51 ....................... United States 7,677,136 1,070,933
2025-5 , IO, 3.5% , 4/20/51 ........................... United States 3,268,311 639,165
12,252,532
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 12,217,041 ) .......
12,252,532
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 72,822 1,159
a
Mesquite Energy, Inc., Escrow Account ................... United States 243,000 1,227
Total Escrows and Litigation Trusts (Cost $ 243,000 ) ...........................
2,386
Total Long Term Investments (Cost $ 295,761,328 ) .............................
295,309,727
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Puts - Over-the-Counter
Currency Options 0.0%
†
Foreign Exchange EUR/JPY , Counterparty JPHQ , March Strike
Price 181.05 JPY , Expires 3/16/26 ..................... 1 8,565,000 EUR 79,317

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter
Interest Rate Swaptions 0.1%
Receive Floating 1-day SOFR , Pay Fixed 3.753% , Counterparty
CITI , Expires 3/18/26 ............................... 1 24,573,000 $ 325,430
404,747
Total Options Purchased (Cost $ 420,878 ) ....................................
404,747
Short Term Investments 4.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 4.4%
p,q
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 11,926,602 11,926,602
Total Money Market Funds (Cost $ 11,926,602 ) ................................
11,926,602
Total Short Term Investments (Cost $ 11,926,602 ) ..............................
11,926,602
a
Total Investments (Cost $ 308,108,808 ) 113.0% ................................
$307,641,076
Options Written (0.1) % .....................................................
(363,132)
Other Assets, less Liabilities (12.9) % ........................................
(35,061,360)
Net Assets 100.0% .........................................................
$272,216,584
a a a
Number of
Contracts
Notional
Amount
#
r
Options Written (0.1)%
Puts - Over-the-Counter
Currency Options (0.0)%
†
Foreign Exchange EUR/JPY , Counterparty JPHQ , March Strike
Price 176.45 JPY , Expires 3/16/26 ..................... 1 8,565,000 EUR (28,914)
Interest Rate Swaptions (0.1)%
Receive Floating 1-day SOFR , Pay Fixed 3.401% , Counterparty
CITI , Expires 3/18/26 ............................... 1 (42,407,000) (334,218)
(363,132)
Total Options Written (Premiums received $ 328,356 ) ..........................
$ (363,132)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $115,601,757, representing 42.5% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
e
Income may be received in additional securities and/or cash.
f
The rate shown represents the yield at period end.
g
See Note 1(g) regarding senior floating rate interests.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
j
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
k
See Note 1(h) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
l
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
m
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
n
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
o
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
p
See Note 3(e) regarding investments in affiliated management investment companies.
q
The rate shown is the annualized seven-day effective yield at period end.
r
See Note 1(d) regarding written options.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2025
Franklin Strategic Income VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
At December 31, 2025, the Fund had the following marketplace loans outstanding. See Note 1(h).
Description
Principal
Amount Value
Marketplace Loans - 0.2%
Freedom Financial Asset Management LLC
APP-11823715.FP.FTS.B, 14.99%, 2/05/26 $ 1,841 $ 1,856
APP-11819292.FP.FTS.B, 18.99%, 3/31/26 1,283 1,302
APP-14159522.FP.FTS.B, 10.34%, 6/15/26 2,900 2,918
APP-14167786.FP.FTS.B, 10.34%, 6/17/26 4,535 4,563
APP-14974854.FP.FTS.B, 16.49%, 8/10/26 3,575 3,638
APP-11605924.FP.FTS.B, 11.74%, 12/20/26 9,170 9,246
APP-11803939.FP.FTS.B, 10.99%, 2/10/27 9,458 9,560
APP-11798689.FP.FTS.B, 16.99%, 2/12/27 5,997 6,094
APP-12249339.FP.FTS.B, 19.49%, 3/13/27 549 548
APP-12106231.FP.FTS.B, 11.74%, 3/22/27 12,827 12,998
APP-13685540.FP.FTS.B, 13.59%, 5/20/27 12,549 12,741
APP-14058204.FP.FTS.B, 11.59%, 6/05/27 4,631 4,684
APP-14057383.FP.FTS.B, 11.34%, 6/15/27 12,565 12,735
APP-14163864.FP.FTS.B, 11.34%, 6/19/27 13,994 14,194
APP-14975701.FP.FTS.B, 11.74%, 7/15/27 7,333 7,433
APP-11806622.FP.FTS.B, 18.99%, 8/11/27 3,697 2,864
107,374
LendingClub Corp. - LCX PM
170715926.LC.FTS.B, 16.08%, 10/25/35 .. 2,707
–
Prosper Funding LLC
1605968.PS.FTS.B, 14.29%, 8/17/26 .... 1,336 1,352
1644821.PS.FTS.B, 16.18%, 10/26/26 ... 3,183 3,226
1646507.PS.FTS.B, 16%, 11/02/26 ...... 3,998 4,052
1654273.PS.FTS.B, 11.4%, 11/05/26 ..... 3,421 3,416
1661382.PS.FTS.B, 16.7%, 11/05/26 .... 1,250 1,267
1660956.PS.FTS.B, 18.25%, 11/05/26 .... 1,796 1,820
1686756.PS.FTS.B, 20.08%, 12/16/26 ... 2,150 2,185
1695804.PS.FTS.B, 10.8%, 1/04/27 ..... 1,322 1,318
1701348.PS.FTS.B, 11.1%, 1/13/27 ..... 1,328 1,328
1702140.PS.FTS.B, 11.55%, 1/14/27 .... 4,015 4,014
1701774.PS.FTS.B, 19.3%, 1/16/27 ..... 2,454 2,492
1692578.PS.FTS.B, 13.1%, 1/20/27 ..... 1,083 1,083
1702129.PS.FTS.B, 12.7%, 1/25/27 ..... 1,911 1,915
1709019.PS.FTS.B, 19%, 1/25/27 ....... 3,629 3,715
1691666.PS.FTS.B, 11.88%, 2/08/27 .... 2,379 2,377
1714696.PS.FTS.B, 12.6%, 2/15/27 ..... 1,881 1,877
1711397.PS.FTS.B, 18.15%, 2/22/27 .... 5,731 5,788
1750201.PS.FTS.B, 19.9%, 4/06/27 ..... 3,700 3,746
1750603.PS.FTS.B, 14.29%, 4/07/27 .... 1,700 1,699
1753401.PS.FTS.B, 16.9%, 4/15/27 ..... 6,823 1,780
1645643.PS.FTS.B, 18.5%, 5/10/27 ..... 4,321 3,097
53,547
Upgrade, Inc. - Card
a
992330039.UG.FTS.B, 22.97%, 11/03/28 . 546 341
992293228.UG.FTS.B, 28.98%, 5/03/29 .. 113 112
453
Upstart Network, Inc.
L1739715.UP.FTS.B, 9.65%, 9/20/26 .... 4,557 4,475
L1736636.UP.FTS.B, 14.78%, 9/20/26 .... 2,802 2,761
FW1739526.UP.FTS.B, 17.22%, 9/20/26 .. 1,673 1,655
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1739562.UP.FTS.B, 22.68%, 9/20/26 .... $ 689 $ 679
L1738904.UP.FTS.B, 24.36%, 9/20/26 .... 1,773 1,414
L1915447.UP.FTS.B, 20.32%, 10/25/26 ... 1,088 1,075
L1915468.UP.FTS.B, 23.09%, 10/25/26 ... 1,207 1,192
L1897015.UP.FTS.B, 23.49%, 10/25/26 ... 3,076 3,040
L1915081.UP.FTS.B, 25.35%, 10/25/26 ... 739 731
FW1915312.UP.FTS.B, 31.22%, 10/25/26 . 1,286 1,283
L2024110.UP.FTS.B, 7.78%, 11/16/26 .... 3,819 3,743
L2052804.UP.FTS.B, 9.15%, 11/16/26 .... 8,619 8,451
L2052126.UP.FTS.B, 12.52%, 11/16/26 ... 3,719 3,658
L2055412.UP.FTS.B, 14.29%, 11/16/26 ... 730 718
FW2056157.UP.FTS.B, 15.18%, 11/16/26 . 2,190 2,165
L2052051.UP.FTS.B, 15.75%, 11/16/26 ... 1,106 1,093
FW2055175.UP.FTS.B, 19.05%, 11/16/26 . 4,639 4,571
L2047823.UP.FTS.B, 23.05%, 11/16/26 ... 212 209
L2055855.UP.FTS.B, 25.11%, 11/16/26 ... 555 547
L2056364.UP.FTS.B, 25.24%, 11/16/26 ... 401 395
L2049616.UP.FTS.B, 25.29%, 11/16/26 ... 350 345
L2052082.UP.FTS.B, 25.42%, 11/16/26 ... 431 424
FW2054089.UP.FTS.B, 26.17%, 11/16/26 . 656 221
FW2046105.UP.FTS.B, 29.67%, 11/16/26 . 1,375 1,356
FW2057500.UP.FTS.B, 30.64%, 11/16/26 . 1,543 1,520
FW2054534.UP.FTS.B, 31.22%, 11/16/26 . 374 369
FW2057162.UP.FTS.B, 32.15%, 11/16/26 . 2,961 2,920
L2242685.UP.FTS.B, 9%, 12/13/26 ...... 3,560 3,487
L2242651.UP.FTS.B, 11.78%, 12/13/26 ... 3,740 3,675
L2242098.UP.FTS.B, 12.31%, 12/13/26 ... 1,762 1,731
L2242668.UP.FTS.B, 12.46%, 12/13/26 ... 5,552 5,456
L2241756.UP.FTS.B, 12.69%, 12/13/26 ... 1,629 484
L2242202.UP.FTS.B, 14.09%, 12/13/26 ... 4,306 4,232
L2239758.UP.FTS.B, 14.15%, 12/13/26 ... 2,986 2,936
L2241045.UP.FTS.B, 17.22%, 12/13/26 ... 2,324 2,296
L2242791.UP.FTS.B, 17.38%, 12/13/26 ... 4,140 4,072
L2241989.UP.FTS.B, 17.5%, 12/13/26 .... 715 706
FW2241711.UP.FTS.B, 21.36%, 12/13/26 . 3,798 3,730
L2230478.UP.FTS.B, 21.97%, 12/13/26 ... 2,267 2,231
L2242489.UP.FTS.B, 22.19%, 12/13/26 ... 6,415 6,305
L2232043.UP.FTS.B, 23.76%, 12/13/26 ... 1,667 1,639
L2242200.UP.FTS.B, 24.08%, 12/13/26 ... 1,767 1,736
L2241600.UP.FTS.B, 24.51%, 12/13/26 ... 1,048 1,032
FW2241764.UP.FTS.B, 27.11%, 12/13/26 . 1,496 1,472
a
FW2242232.UP.FTS.B, 27.33%, 12/13/26 . 1,520 35
FW2241624.UP.FTS.B, 31.84%, 12/13/26 . 81 80
FW2465936.UP.FTS.B, 5.53%, 1/19/27 ... 10,819 10,537
L2465582.UP.FTS.B, 5.92%, 1/19/27 .... 595 583
L2465889.UP.FTS.B, 6.5%, 1/19/27 ..... 1,567 1,103
FW2466269.UP.FTS.B, 6.87%, 1/19/27 ... 1,415 400
FW2465536.UP.FTS.B, 7.64%, 1/19/27 ... 4,997 4,891
L2465717.UP.FTS.B, 8.6%, 1/19/27 ..... 1,018 997
FW2464781.UP.FTS.B, 9.13%, 1/19/27 ... 2,436 2,385
FW2465681.UP.FTS.B, 9.16%, 1/19/27 ... 2,707 2,650
L2466129.UP.FTS.B, 9.84%, 1/19/27 .... 5,196 5,106
L2465666.UP.FTS.B, 10.14%, 1/19/27 .... 653 639
L2463372.UP.FTS.B, 11.09%, 1/19/27 .... 1,326 1,304

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2465986.UP.FTS.B, 15.77%, 1/19/27 .... $ 344 $ 340
FW2466368.UP.FTS.B, 16.6%, 1/19/27 ... 1,018 1,001
L2465805.UP.FTS.B, 18.87%, 1/19/27 .... 7,091 5,209
L2465928.UP.FTS.B, 20.32%, 1/19/27 .... 924 911
FW2466202.UP.FTS.B, 23.59%, 1/19/27 .. 1,046 784
a
L2458881.UP.FTS.B, 24.14%, 1/19/27 .... 1,713 290
L2466086.UP.FTS.B, 25.1%, 1/19/27 .... 1,103 1,087
a
FW2465642.UP.FTS.B, 25.73%, 1/19/27 .. 1,773 55
FW2465882.UP.FTS.B, 28.77%, 1/19/27 .. 454 449
FW2465848.UP.FTS.B, 30.66%, 1/19/27 .. 823 259
FW2464665.UP.FTS.B, 30.79%, 1/19/27 .. 503 496
FW2465741.UP.FTS.B, 30.94%, 1/19/27 .. 634 626
FW2466141.UP.FTS.B, 32%, 1/19/27 .... 2,248 2,221
FW1738592.UP.FTS.B, 28.44%, 2/20/27 .. 1,993 1,966
L2675715.UP.FTS.B, 6.52%, 2/22/27 .... 2,814 1,952
FW2676020.UP.FTS.B, 6.82%, 2/22/27 ... 2,009 1,954
FW2676337.UP.FTS.B, 8.57%, 2/22/27 ... 1,725 1,696
FW2675837.UP.FTS.B, 9.42%, 2/22/27 ... 1,924 1,883
FW2675651.UP.FTS.B, 9.54%, 2/22/27 ... 1,884 1,844
FW2675315.UP.FTS.B, 9.86%, 2/22/27 ... 7,458 7,332
FW2675769.UP.FTS.B, 11.04%, 2/22/27 .. 9,659 9,492
FW2675417.UP.FTS.B, 12.04%, 2/22/27 .. 2,463 2,420
L2675483.UP.FTS.B, 14.22%, 2/22/27 .... 1,376 1,353
L2675701.UP.FTS.B, 15.05%, 2/22/27 .... 2,066 2,032
FW2676119.UP.FTS.B, 15.87%, 2/22/27 .. 1,382 1,368
FW2674729.UP.FTS.B, 15.98%, 2/22/27 .. 1,477 1,452
L2675286.UP.FTS.B, 16.53%, 2/22/27 .... 4,730 4,684
FW2676275.UP.FTS.B, 16.64%, 2/22/27 .. 6,818 6,751
FW2673151.UP.FTS.B, 16.69%, 2/22/27 .. 1,557 1,542
L2675889.UP.FTS.B, 18.95%, 2/22/27 .... 17,602 12,660
FW2675506.UP.FTS.B, 19.13%, 2/22/27 .. 3,476 3,428
L2676048.UP.FTS.B, 19.28%, 2/22/27 .... 11,640 11,482
FW2675725.UP.FTS.B, 19.97%, 2/22/27 .. 2,102 1,524
FW2676447.UP.FTS.B, 21.12%, 2/22/27 .. 2,346 2,325
a
L2675653.UP.FTS.B, 22.41%, 2/22/27 .... 1,828 69
FW2675530.UP.FTS.B, 23.25%, 2/22/27 .. 1,028 1,014
FW2675911.UP.FTS.B, 24.61%, 2/22/27 .. 1,048 1,034
L2676213.UP.FTS.B, 25.44%, 2/22/27 .... 924 912
L2676015.UP.FTS.B, 26.95%, 2/22/27 .... 313 309
FW2675330.UP.FTS.B, 27.13%, 2/22/27 .. 1,192 1,177
FW2675561.UP.FTS.B, 27.52%, 2/22/27 .. 2,612 2,580
FW2675198.UP.FTS.B, 30.64%, 2/22/27 .. 2,571 2,542
FW2675958.UP.FTS.B, 30.93%, 2/22/27 .. 329 325
FW2676100.UP.FTS.B, 31.11%, 2/22/27 .. 138 136
FW2676065.UP.FTS.B, 31.64%, 2/22/27 .. 3,699 3,658
FW2675468.UP.FTS.B, 31.91%, 2/22/27 .. 3,132 2,325
FW2675534.UP.FTS.B, 32.24%, 2/22/27 .. 3,430 3,392
FW2676248.UP.FTS.B, 25.38%, 3/05/27 .. 1,324 800
FW1908593.UP.FTS.B, 28.41%, 3/25/27 .. 9,550 9,444
FW2053732.UP.FTS.B, 16.83%, 4/16/27 .. 345 341
a
L2057372.UP.FTS.B, 23.63%, 4/16/27 .... 3,604 265
FW2056081.UP.FTS.B, 30.81%, 4/16/27 .. 789 779
L2981847.UP.FTS.B, 12.88%, 4/20/27 .... 3,204 3,155
FW2981800.UP.FTS.B, 15.54%, 4/20/27 .. 6,615 6,519
L2982362.UP.FTS.B, 19.25%, 4/20/27 .... 754 749
FW2980976.UP.FTS.B, 25.24%, 4/20/27 .. 5,709 5,646
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2981812.UP.FTS.B, 25.87%, 4/20/27 .. $ 1,285 $ 1,270
L2981818.UP.FTS.B, 25.89%, 4/20/27 .... 4,075 2,878
L2981438.UP.FTS.B, 25.94%, 4/20/27 .... 740 53
FW2982476.UP.FTS.B, 28.13%, 4/20/27 .. 12,445 12,313
FW2982596.UP.FTS.B, 28.27%, 4/20/27 .. 622 615
FW2982248.UP.FTS.B, 30.44%, 4/20/27 .. 2,126 2,105
a
FW2982470.UP.FTS.B, 30.66%, 4/20/27 .. 1,172 7
FW2981459.UP.FTS.B, 31.69%, 4/20/27 .. 3,911 3,875
L2981618.UP.FTS.B, 6.67%, 4/22/27 .... 4,149 2,783
FW2982593.UP.FTS.B, 14.46%, 4/25/27 .. 2,717 2,677
L2241857.UP.FTS.B, 11.98%, 5/13/27 .... 3,704 3,632
L2241610.UP.FTS.B, 15.37%, 5/13/27 .... 2,503 1,396
L2241971.UP.FTS.B, 20.32%, 5/13/27 .... 1,543 824
FW2242379.UP.FTS.B, 28.85%, 5/13/27 .. 1,943 1,904
FW2451492.UP.FTS.B, 6.07%, 6/19/27 ... 15,687 15,186
FW2464664.UP.FTS.B, 10.42%, 6/19/27 .. 2,553 2,504
FW2464742.UP.FTS.B, 26.31%, 6/19/27 .. 611 601
a
FW2676429.UP.FTS.B, 14.76%, 7/22/27 .. 12,379 669
FW2674944.UP.FTS.B, 22.84%, 8/22/27 .. 2,070 150
FW2982412.UP.FTS.B, 19.87%, 9/20/27 .. 5,366 5,291
L2982002.UP.FTS.B, 25.37%, 2/20/28 .... 3,828 2,558
334,270
Total Marketplace Loans (Cost $554,109 )
$495,644
a
Defaulted security or security for which income has been deemed uncollectible. See
Note 6.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2025
Franklin Strategic Income VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
At December 31, 2025, the Fund had the following futures contracts outstanding. See Note 1 ( d ).
At December 31, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro- Bobl .................................. Short 9 $ 1,228,601 3/06/26 $ 6,127
Euro-Bund ................................. Short 8 1,199,362 3/06/26 10,712
U.S. Treasury 10 Year Ultra Notes ................ Short 26 2,990,406 3/20/26 (2,470)
U.S. Treasury 2 Year Notes ..................... Short 22 4,593,359 3/31/26 (5,009)
U.S. Treasury 5 Year Notes ..................... Long 280 30,605,313 3/31/26 (100,981)
U.S. Treasury Long Bonds ..................... Short 13 1,502,719 3/20/26 (12,205)
U.S. Treasury Ultra Bonds ...................... Short 2 236,000 3/20/26 1,247
Total Futures Contracts ...................................................................... $(102,579)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 768,000 891,702 5/04/26 $ — $ (15,840)
Euro ............. JPHQ Sell 1,149,000 1,334,321 5/26/26 — (24,725)
Euro ............. JPHQ Sell 814,000 966,083 6/22/26 2,167 —
Total Forward Exchange Contracts ................................................... $2,167 $(40,565)
Net unrealized appreciation (depreciation) ............................................ $(38,398)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
At December 31, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1 ( d ).
At December 31, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 7,400,000 $ 596,925 $ 416,925 $ 180,000
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $596,925 $416,925 $180,000
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day SOFR ......
Pay Fixed 3.75% ............... Annual 3/18/36 2,467,000 $ 13,599 $ 886 $ 12,713
Total Interest Rate Swap Contracts ............................... $13,599 $ 886 $12,713
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
At December 31, 2025, the Fund had the following total return swap contracts outstanding. See Note 1(d).
See Note 8 regarding other derivative information.
See Abbreviations on page 57 .
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
Markit iBoxx USD Liquid Leveraged Loans
Total Return Index ................... 1-day SOFR Quarterly BNDP 6/20/26 5,525,000 $ 74,160
Total Return Swap Contracts .................................................................... $74,160
*
In U.S. dollars unless otherwise indicated.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
Franklin
Strategic
Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $296,182,206
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 11,926,602
Value - Unaffiliated issuers .................................................................. $295,714,474
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 11,926,602
Cash .................................................................................... 152,846
Foreign currency, at value (cost $ 22,509 ) ......................................................... 22,475
Receivables:
Investment securities sold ................................................................... 412,625
Capital shares sold ........................................................................ 250,815
Dividends and interest ..................................................................... 3,964,913
Deposits with brokers for:
Futures contracts ........................................................................ 311,033
Unrealized appreciation on OTC forward exchange contracts .......................................... 2,167
Unrealized appreciation on OTC swap contracts .................................................... 74,160
Unrealized appreciation on unfunded loan commitments (Note 7 ) ....................................... 20
Deferred tax benefit ......................................................................... 135,841
Total assets .......................................................................... 312,967,971
Liabilities:
Payables:
Investment securities purchased .............................................................. 613,301
Payable for purchases of TBA securities (Note 1 c ) ................................................. 39,185,665
Capital shares redeemed ................................................................... 106,033
Management fees ......................................................................... 143,506
Distribution fees .......................................................................... 24,956
Professional fees ......................................................................... 112,539
Trustees' fees and expenses ................................................................. 66
Variation margin on futures contracts ........................................................... 22,771
Variation margin on centrally cleared swap contracts ............................................... 2,614
OTC swap contracts (upfront receipts $ 54,567 ) .................................................... 50,415
Options written, at value (premiums received $ 328,356 ) .............................................. 363,132
Unrealized depreciation on OTC forward exchange contracts .......................................... 40,565
Unrealized depreciation on unfunded loan commitments (Note 7 ) ....................................... 1
Accrued expenses and other liabilities ........................................................... 85,823
Total liabilities ......................................................................... 40,751,387
Net assets, at value ................................................................. $272,216,584
Net assets consist of:
Paid-in capital ............................................................................. $354,849,534
Total distributable earnings (losses) ............................................................. (82,632,950)
Net assets, at value ................................................................. $272,216,584

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
Franklin
Strategic
Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $168,601,932
Shares outstanding ........................................................................ 17,654,249
Net asset value and maximum offering price per share
a
............................................. $9.55
Class 2:
Net assets, at value ....................................................................... $70,243,202
Shares outstanding ........................................................................ 7,697,279
Net asset value and maximum offering price per share
a
............................................. $9.13
Class 4:
Net assets, at value ....................................................................... $33,371,450
Shares outstanding ........................................................................ 3,523,568
Net asset value and maximum offering price per share
a
............................................. $9.47
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
Franklin
Strategic
Income VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $13,894
Non-controlled affiliates (Note 3 e ) ............................................................. 708,839
Interest:
Unaffiliated issuers ........................................................................ 14,261,227
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,146
Non-controlled affiliates (Note 3 e ) ............................................................. 337
Total investment income ................................................................... 14,985,443
Expenses:
Management fees (Note 3 a ) ................................................................... 1,709,334
Distribution fees: (Note 3c )
Class 2 ................................................................................ 172,844
Class 4 ................................................................................ 118,153
Custodian fees ............................................................................ 2,806
Reports to shareholders fees .................................................................. 19,216
Professional fees ........................................................................... 140,281
Trustees' fees and expenses .................................................................. 3,179
Marketplace lending fees (Note 1 h ) ............................................................. 247,607
Other .................................................................................... 93,113
Total expenses ......................................................................... 2,506,533
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (31,573)
Net expenses ......................................................................... 2,474,960
Net investment income ................................................................ 12,510,483
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (5,878,479)
Non-controlled affiliates (Note 3 e ) ........................................................... 37,224
Written options ........................................................................... 87,210
Foreign currency transactions ................................................................ (6,973)
Forward exchange contracts ................................................................. (90,081)
Futures contracts ......................................................................... 406,592
TBA sale commitments ..................................................................... (9,006)
Swap contracts ........................................................................... 540,355
Net realized gain (loss) .................................................................. (4,913,158)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 12,594,461
Non-controlled affiliates (Note 3 e ) ........................................................... (78,162)
Translation of other assets and liabilities denominated in foreign currencies .............................. 3,016
Unfunded loan commitments (Note 7 ) .......................................................... 19
Written options ........................................................................... (34,776)
Forward exchange contracts ................................................................. (188,355)
Futures contracts ......................................................................... (161,132)
Swap contracts ........................................................................... (436,159)
Net change in unrealized appreciation (depreciation) ............................................ 11,698,912
Net realized and unrealized gain (loss) ............................................................ 6,785,754
Net increase (decrease) in net assets resulting from operations .......................................... $19,296,237

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
Franklin Strategic Income VIP Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $12,510,483 $12,766,587
Net realized gain (loss) ................................................. (4,913,158) (1,548,027)
Net change in unrealized appreciation (depreciation) ........................... 11,698,912 752,267
Net increase (decrease) in net assets resulting from operations ................ 19,296,237 11,970,827
Distributions to shareholders:
Class 1 ............................................................. (8,271,456) (8,092,061)
Class 2 ............................................................. (3,331,446) (3,314,844)
Class 4 ............................................................. (1,462,157) (1,550,557)
Total distributions to shareholders .......................................... (13,065,059) (12,957,462)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (7,875,610) (9,451,014)
Class 2 ............................................................. 774,777 (5,045,612)
Class 4 ............................................................. (2,441,341) (1,033,362)
Total capital share transactions ............................................ (9,542,174) (15,529,988)
Net increase (decrease) in net assets ................................... (3,310,996) (16,516,623)
Net assets:
Beginning of year ....................................................... 275,527,580 292,044,203
End of year ........................................................... $272,216,584 $275,527,580

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Strategic Income VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of seventeen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin Strategic Income VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31,
2025, 72.8% of the Fund's shares were held through one
insurance company. Investment activities of these insurance
company separate accounts could have a material impact on
the Fund. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2025, the Fund had OTC
derivatives in a net liability position of $8,788.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
See Note 8  regarding other derivative information.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
f. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
g. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
h. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
i. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
e. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
j. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
k. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
l. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
i. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 1,041,139 $9,785,327 799,640 $7,486,031
Shares issued in reinvestment of distributions .......... 904,973 8,271,456 891,196 8,092,061
Shares redeemed ............................... (2,747,949) (25,932,393) (2,674,742) (25,029,106)
Net increase (decrease) .......................... (801,837) $(7,875,610) (983,906) $(9,451,014)
Class 2 Shares:
Shares sold ................................... 1,202,750 $10,817,816 1,524,842 $13,708,559
Shares issued in reinvestment of distributions .......... 381,172 3,331,446 381,017 3,314,844
Shares redeemed ............................... (1,484,932) (13,374,485) (2,461,400) (22,069,015)
Net increase (decrease) .......................... 98,990 $774,777 (555,541) $(5,045,612)
Class 4 Shares:
Shares sold ................................... 373,146 $3,438,361 273,885 $2,541,636
Shares issued in reinvestment of distributions .......... 161,031 1,462,157 171,902 1,550,557
Shares redeemed ............................... (786,921) (7,341,859) (552,406) (5,125,555)
Net increase (decrease) .......................... (252,744) $(2,441,341) (106,619) $(1,033,362)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.625% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
f. Other Affiliated Transactions
During the year ended December 31, 2024, the Fund realized $1,084,209 of net losses resulting from in-kind transactions in which the Fund redeemed shares of the Franklin Floating Rate Income Fund, a series of Franklin Floating Rate Master Trust, for securities held by the underlying fund rather than for cash.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
During the year ended December 31, 2025, the Fund utilized $655,863 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin BSP Real Estate Debt
BDC .................. $1,823,176 $809,104 $(2,591,342) $37,224 $(78,162) $— — $198,717
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ 3,347,828 96,290,170 (87,711,396) — — 11,926,602 11,926,602 510,122
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $— $2,474,000 $(2,474,000) $— $— $— — $337
Total Affiliated Securities ... $5,171,004 $99,573,274 $(92,776,738) $37,224 $(78,162) $11,926,602 $709,176
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 8,186,755
Long term ................................................................................ 83,070,084
Total capital loss carryforwards ............................................................... $91,256,839
2025 2024
Distributions paid from:
Ordinary income .......................................................... $13,065,059 $12,957,462
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, paydown losses, payments-in-kind, bond discounts and premiums and tax straddles.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$365,433,568 and $361,022,316, respectively.
6. Credit Risk and Defaulted Securities
At December 31, 2025, the Fund had 31.2% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At December
31, 2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At December 31, 2025, unfunded commitments were as follows:
Cost of investments .......................................................................... $310,078,839
Unrealized appreciation ........................................................................ $6,016,424
Unrealized depreciation ........................................................................ (8,273,838)
Net unrealized appreciation (depreciation) .......................................................... $(2,257,414)
Distributable earnings:
Undistributed ordinary income ................................................................... $11,052,471
Borrower Unfunded Commitment
Franklin Strategic Income VIP Fund
GC Ferry Acquisition I, Inc. $ 9,642
Pinnacle Buyer LLC 3,934
$ 13,576
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
8. Other Derivative Information
At December 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income VIP Fund
Interest rate contracts .......
Investments in securities, at value $ 325,430
a
Options written, at value $ 334,218
Variation margin on futures
contracts
18,086
b
Variation margin on futures
contracts
120,665
b
Variation margin on centrally
cleared swap contracts
12,713
b
Variation margin on centrally
cleared swap contracts
—
Foreign exchange contracts ..
Investments in securities, at value 79,317
a
Options written, at value 28,914
Unrealized appreciation on OTC
forward exchange contracts
2,167 Unrealized depreciation on OTC
forward exchange contracts
40,565
Credit contracts ............
Variation margin on centrally
cleared swap contracts
180,000
b
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
— OTC swap contracts (upfront
receipts)
50,415
Unrealized appreciation on OTC
swap contracts
74,160 Unrealized depreciation on OTC
swap contracts
—
Total .................... $691,873 $574,777
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
b
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
For the year ended December 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2025, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
See Note 1(d)  regarding derivative financial instruments.
See Abbreviations on page 57 .
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Strategic Income VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments $— Investments $50,186
a
Written options — Written options (63,334)
Futures contracts 406,592 Futures contracts (161,132)
Swap contracts (47,533) Swap contracts 12,713
Foreign exchange contracts .....
Investments — Investments (66,317)
a
Written options — Written options 28,558
Forward exchange contracts (90,081) Forward exchange contracts (188,355)
Credit contracts ...............
Investments 171,000
a
Investments —
Written options 87,210 Written options —
Swap contracts 587,888 Swap contracts (448,872)
Total ....................... $1,115,076 $(836,553)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Franklin
Strategic
Income VIP
Fund
Futures contracts ............................................................................ $27,148,293
Swap contracts .............................................................................. 14,359,385
Forward exchange contracts .................................................................... 2,952,579
Options .................................................................................... 4,823,398
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2025, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Hotels, Restaurants & Leisure ............. $ — $ 1,125 $ — $ 1,125
Machinery ............................ — — 91,659 91,659
Oil, Gas & Consumable Fuels ............. 1,970 22,202 — 24,172
Corporate Bonds :
Aerospace & Defense ................... — 3,770,450 — 3,770,450
Automobile Components ................. — 1,019,929 — 1,019,929
Automobiles .......................... — 857,273 — 857,273
Banks ............................... — 12,297,356 — 12,297,356
Beverages ........................... — 487,040 — 487,040
Biotechnology ......................... — 1,836,674 — 1,836,674
Broadline Retail ....................... — 417,882 —
b
417,882
Building Products ...................... — 2,162,046 — 2,162,046
Capital Markets ........................ — 4,285,724 — 4,285,724
Chemicals ........................... — 2,060,451 — 2,060,451
Commercial Services & Supplies ........... — 1,239,111 — 1,239,111
Communications Equipment .............. — 921,598 — 921,598
Construction & Engineering ............... — 788,160 — 788,160
Consumer Finance ..................... — 4,117,478 — 4,117,478
9. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Consumer Staples Distribution & Retail ...... $ — $ 412,670 $ — $ 412,670
Containers & Packaging ................. — 1,265,130 — 1,265,130
Distributors ........................... — 287,847 — 287,847
Diversified Consumer Services ............ — 696,221 — 696,221
Diversified REITs ...................... — 849,552 — 849,552
Diversified Telecommunication Services ..... — 3,329,784 — 3,329,784
Electric Utilities ........................ — 5,514,963 — 5,514,963
Electronic Equipment, Instruments &
Components ........................ — 1,402,165 — 1,402,165
Energy Equipment & Services ............. — 2,136,172 — 2,136,172
Entertainment ......................... — 692,160 — 692,160
Financial Services ...................... — 3,708,219 — 3,708,219
Food Products ........................ — 2,234,345 — 2,234,345
Gas Utilities .......................... — 206,988 — 206,988
Ground Transportation .................. — 3,029,211 — 3,029,211
Health Care Equipment & Supplies ......... — 1,308,125 — 1,308,125
Health Care Providers & Services .......... — 7,120,783 — 7,120,783
Health Care REITs ..................... — 1,781,313 — 1,781,313
Health Care Technology ................. — 680,009 — 680,009
Hotel & Resort REITs ................... — 1,326,574 — 1,326,574
Hotels, Restaurants & Leisure ............. — 5,806,099 — 5,806,099
Household Durables .................... — 1,201,113 — 1,201,113
Household Products .................... — 378,858 — 378,858
Independent Power and Renewable Electricity
Producers .......................... — 3,657,479 — 3,657,479
Insurance ............................ — 4,289,205 — 4,289,205
IT Services ........................... — 1,663,417 — 1,663,417
Leisure Products ....................... — 394,313 — 394,313
Machinery ............................ — 1,726,396 — 1,726,396
Media ............................... — 6,965,247 — 6,965,247
Metals & Mining ....................... — 1,903,966 — 1,903,966
Multi-Utilities .......................... — 1,742,873 — 1,742,873
Oil, Gas & Consumable Fuels ............. — 13,532,883 — 13,532,883
Passenger Airlines ..................... — 1,274,225 — 1,274,225
Personal Care Products ................. — 640,574 — 640,574
Pharmaceuticals ....................... — 2,964,476 — 2,964,476
Professional Services ................... — 233,084 — 233,084
Real Estate Management & Development .... — 132,687 — 132,687
Residential REITs ...................... — 308,782 — 308,782
Semiconductors & Semiconductor Equipment . — 1,839,734 — 1,839,734
Software ............................. — 1,779,105 — 1,779,105
Specialized REITs ...................... — 1,739,357 — 1,739,357
Technology Hardware, Storage & Peripherals . — 1,235,823 — 1,235,823
Textiles, Apparel & Luxury Goods .......... — 319,989 — 319,989
Tobacco ............................. — 1,563,341 — 1,563,341
Trading Companies & Distributors .......... — 1,620,921 — 1,620,921
Transportation Infrastructure .............. — 111,569 — 111,569
Wireless Telecommunication Services ....... — 2,318,956 2,221 2,321,177
Senior Floating Rate Interests ............... — 5,316,032 237,485 5,553,517
Marketplace Loans ....................... — — 495,644
b
495,644
Foreign Government and Agency Securities .... — 19,356,618 — 19,356,618
U.S. Government and Agency Securities ....... — 41,359,267 — 41,359,267
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2025, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Asset-Backed Securities ................... $ — $ 7,901,593 $ — $ 7,901,593
Commercial Mortgage-Backed Securities ...... — 13,745,134 — 13,745,134
Mortgage-Backed Securities ................ — 51,536,915 — 51,536,915
Residential Mortgage-Backed Securities ....... — 7,399,069 — 7,399,069
Agency Commercial Mortgage-Backed Securities — 12,252,532 — 12,252,532
Escrows and Litigation Trusts ............... — 1,227 1,159 2,386
Options Purchased ....................... — 404,747 — 404,747
Short Term Investments ................... 11,926,602 — — 11,926,602
Total Investments in Securities ........... $11,928,572 $294,884,336 $828,168 $307,641,076
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,167 $— $2,167
Futures Contracts ....................... 18,086 — — 18,086
Swap Contracts ......................... — 266,873 — 266,873
Unfunded Loan Commitments .............. — 20 — 20
Total Other Financial Instruments ......... $18,086 $269,060 $— $287,146
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $363,132 $— $363,132
Forward Exchange Contracts ............... — 40,565 — 40,565
Futures Contracts ........................ 120,665 — — 120,665
Unfunded Loan Commitments ............... — 1 — 1
Total Other Financial Instruments ......... $120,665 $403,698 $— $524,363
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Year Purchases
a
Sales
b,b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
d
$ — $ —
d
$ — $ — $ — $ (115,861) $ 115,861 $ — $ —
Machinery ......... — — — 73,135 — — — 18,524 91,659 18,524
Management Investment
Companies :
Capital Markets ..... 1,823,176 809,104 (2,591,343) — — — 37,224 (78,161) — —
Corporate Bonds :
Broadline Retail ..... —
d
— — — — — — — —
d
—
Wireless
Telecommunication
Services ........ 1,440 — (1,347) — — 1,208 983 (63) 2,221 982
Senior Floating Rate
Interests :
Specialty Retail ..... — (10,672) (847) 222,948 — 26,971 126 (1,041) 237,485 15,041
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Balance at
Beginning of
Year Purchases
a
Sales
b,b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Marketplace Loans :
Financial Services ... $ 1,392,974 $ 12,185 $ (1,135,380) $ — $ — $ — $ 23,734 $ 202,131 $ 495,644
d
$ 30,596
Escrows and Litigation
Trusts : —
d
— — — — — — 1,159 1,159 1,159
Total Investments in
Securities ............ $3,217,590 $810,617 $(3,728,917) $296,083 $— $28,179 $(53,794) $258,410 $828,168 $66,302
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
Cu r rency
EUR
Euro
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
Selected Portfolio
BDC
Business Development Company
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.87%

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Strategic
Income VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Strategic Income VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2025 and the consolidated financial highlights for the year ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025, the financial highlights for each of the four years in the period ended December 31, 2025 and the consolidated financial highlights for the year ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, private placement agents, transfer agent, agent banks and brokers; when replies were not received from agent banks or a private placement agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin Strategic Income VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $146,698
Interest Earned from Federal Obligations Note (1) $2,797,673

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4884-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
U.S. Government
Securities VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 7
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 17
Tax Information 18
Changes In and Disagreements with Accountants 19
Results of Meeting(s) of Shareholders 19
Remuneration Paid to Directors, Officers and Others 19
Board Approval of Management and Subadvisory Agreements 19

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin U.S. Government Securities VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.43 $10.62 $10.44 $11.85 $12.37
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.31 0.28 0.20 0.12
Net realized and unrealized gains (losses) ........... 0.38 (0.16) 0.21 (1.32) (0.32)
Total from investment operations .................... 0.71 0.15 0.49 (1.12) (0.20)
Less distributions from:
Net investment income .......................... (0.37) (0.34) (0.31) (0.29) (0.32)
Net asset value, end of year ....................... $10.77 $10.43 $10.62 $10.44 $11.85
Total return
c
................................... 7.01% 1.50% 4.76% (9.50)% (1.62)%
Ratios to average net assets
Expenses ..................................... 0.53%
d
0.53% 0.52%
e
0.49%
e
0.53%
e
Net investment income ........................... 3.08% 2.96% 2.70% 1.79% 1.03%
Supplemental data
Net assets, end of year (000’s) ..................... $29,696 $32,918 $35,731 $37,066 $45,733
Portfolio turnover rate ............................ 23.32% 11.16% 16.46% 9.28% 80.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.18 $10.36 $10.19 $11.57 $12.08
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.28 0.25 0.16 0.09
Net realized and unrealized gains (losses) ........... 0.38 (0.14) 0.20 (1.28) (0.31)
Total from investment operations .................... 0.67 0.14 0.45 (1.12) (0.22)
Less distributions from:
Net investment income .......................... (0.35) (0.32) (0.28) (0.26) (0.29)
Net asset value, end of year ....................... $10.50 $10.18 $10.36 $10.19 $11.57
Total return
c
................................... 6.69% 1.37% 4.47% (9.75)% (1.83)%
Ratios to average net assets
Expenses ..................................... 0.78%
d
0.78% 0.77%
e
0.74%
e
0.78%
e
Net investment income ........................... 2.83% 2.71% 2.45% 1.53% 0.78%
Supplemental data
Net assets, end of year (000’s) ..................... $467,523 $489,726 $522,181 $555,028 $730,340
Portfolio turnover rate ............................ 23.32% 11.16% 16.46% 9.28% 80.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2025
Franklin U.S. Government Securities VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 2.1%
Financial Services 1.8%
Private Export Funding Corp. , TT , Senior Note , 3.65% , 3/15/30 .
United States 9,075,000 $ 8,972,320
Oil, Gas & Consumable Fuels 0.3%
Reliance Industries Ltd. ,
Senior Bond , 2.512% , 1/15/26 ........................ India 656,250 655,741
Senior Note , 1.87% , 1/15/26 ......................... India 368,421 368,053
Senior Note , 2.06% , 1/15/26 ......................... India 312,500 312,202
1,335,996
Total Corporate Bonds (Cost $ 10,351,766 ) ....................................
10,308,316
U.S. Government and Agency Securities 13.3%
U.S. International Development Finance Corp. (The) , 4.01%,
5/15/30 ......................................... United States 860,000 857,969
U.S. Treasury Notes ,
2.25%, 8/15/27 ................................... United States 34,040,000 33,383,134
4%, 7/31/29 ..................................... United States 24,000,000 24,314,532
0.625%, 8/15/30 .................................. United States 8,500,000 7,397,656
Total U.S. Government and Agency Securities (Cost $ 68,008,551 ) ...............
65,953,291
Mortgage-Backed Securities 76.9%
a
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.6%
FHLMC , 6.435%, ( 1-year CMT T-Note +/- MBS Margin), 5/01/37 United States 40,691 41,921
FHLMC , 6.535% - 6.708%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 3/01/36 - 4/01/40 ........ United States 2,840,678 2,940,433
2,982,354
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.8%
FHLMC Gold Pool, 20 Year , 3.5%, 3/01/32 ................ United States 585,575 577,889
FHLMC Gold Pool, 30 Year , 3%, 5/01/43 .................. United States 112,805 104,509
FHLMC Gold Pool, 30 Year , 3.5%, 5/01/43 ................ United States 18,680 17,836
FHLMC Gold Pool, 30 Year , 4%, 9/01/40 - 12/01/41 .......... United States 1,719,360 1,685,690
FHLMC Gold Pool, 30 Year , 4.5%, 5/01/40 - 7/01/41 ......... United States 499,102 503,669
FHLMC Gold Pool, 30 Year , 5%, 9/01/33 - 4/01/40 ........... United States 1,524,346 1,568,146
FHLMC Gold Pool, 30 Year , 5.5%, 7/01/33 - 5/01/38 ......... United States 281,968 293,776
FHLMC Gold Pool, 30 Year , 6%, 7/01/28 - 8/01/35 ........... United States 267,471 278,472
FHLMC Gold Pool, 30 Year , 6.5%, 5/01/29 - 5/01/35 ......... United States 59,240 61,965
FHLMC Gold Pool, 30 Year , 7%, 2/01/31 - 9/01/31 ........... United States 20,822 21,897
FHLMC Gold Pool, 30 Year , 8.5%, 7/01/31 ................ United States 20,757 21,956
FHLMC Pool, 30 Year , 2%, 1/01/51 ...................... United States 3,854,300 3,166,302
FHLMC Pool, 30 Year , 4%, 11/01/45 ..................... United States 6,208,597 6,010,670
FHLMC Pool, 30 Year , 4.5%, 1/01/49 ..................... United States 1,864,121 1,857,255
FHLMC Pool, 30 Year , 4.5%, 10/01/52 .................... United States 12,441,949 12,201,281
FHLMC Pool, 30 Year , 5%, 12/01/52 ..................... United States 11,992,917 12,016,694
FHLMC Pool, 30 Year , 5.5%, 1/01/53 ..................... United States 10,944,112 11,146,515
FHLMC Pool, 30 Year , 6%, 10/01/55 ..................... United States 2,132,904 2,191,905
53,726,427
a
Federal National Mortgage Association (FNMA) Adjustable Rate 1.5%
FNMA , 4.125% - 5.563%, ( COFI 11th District +/- MBS Margin),
6/01/26 - 11/01/36 ................................. United States 9,148 9,070
FNMA , 4.995% - 6.47%, ( 12-month average of 1-year CMT +/-
MBS Margin), 9/01/35 - 10/01/44 ...................... United States 68,760 69,123
FNMA , 5.795% - 7.005%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 1/01/32 - 4/01/41 ........ United States 5,892,469 6,078,446
FNMA , 5.22% - 7.005%, ( 6-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 9/01/27 - 3/01/37 ........ United States 138,302 142,092

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
a
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA , 5.412% - 7.258%, ( 1-year CMT T-Note +/- MBS Margin),
9/01/26 - 12/01/40 ................................. United States 1,533,982 $ 1,581,570
7,880,301
Federal National Mortgage Association (FNMA) Fixed Rate 19.1%
FNMA , 3.28%, 7/01/27 ............................... United States 4,000,000 3,965,754
FNMA , 5.5%, 4/01/34 ................................ United States 217,713 223,935
FNMA, 15 Year , 2%, 9/01/35 ........................... United States 1,463,813 1,361,999
FNMA, 15 Year , 3%, 9/01/37 ........................... United States 8,784,987 8,455,904
FNMA, 30 Year , 2.5%, 8/01/51 ......................... United States 7,642,009 6,517,460
FNMA, 30 Year , 2.5%, 9/01/51 ......................... United States 16,870,429 14,385,249
FNMA, 30 Year , 2.5%, 11/01/51 ......................... United States 3,912,627 3,340,295
FNMA, 30 Year , 2.5%, 12/01/51 ......................... United States 5,348,052 4,556,897
FNMA, 30 Year , 2.5%, 2/01/52 ......................... United States 7,050,394 6,002,998
FNMA, 30 Year , 3%, 7/01/51 ........................... United States 3,239,416 2,885,716
FNMA, 30 Year , 3%, 12/01/42 - 9/01/51 ................... United States 2,760,472 2,455,585
FNMA, 30 Year , 3.5%, 7/01/45 ......................... United States 7,283,953 6,941,104
FNMA, 30 Year , 4%, 1/01/41 - 8/01/41 .................... United States 1,617,638 1,584,011
FNMA, 30 Year , 4%, 9/01/52 ........................... United States 12,697,358 12,104,071
FNMA, 30 Year , 4.5%, 8/01/40 - 6/01/41 .................. United States 1,582,914 1,587,587
FNMA, 30 Year , 5%, 3/01/34 - 7/01/41 .................... United States 1,004,629 1,032,156
FNMA, 30 Year , 5.5%, 12/01/32 - 8/01/35 ................. United States 599,900 612,245
FNMA, 30 Year , 5.5%, 3/01/54 ......................... United States 3,089,643 3,137,115
FNMA, 30 Year , 6%, 6/01/29 - 8/01/38 .................... United States 471,759 489,658
FNMA, 30 Year , 6%, 8/01/53 ........................... United States 8,266,114 8,508,164
FNMA, 30 Year , 6.5%, 12/01/29 - 9/01/36 ................. United States 61,839 64,990
FNMA, 30 Year , 6.5%, 10/01/55 ......................... United States 4,494,210 4,670,894
94,883,787
Government National Mortgage Association (GNMA) Fixed Rate 44.9%
GNMA I, 30 Year , 5%, 9/15/40 .......................... United States 5,337,833 5,440,421
GNMA I, 30 Year , 5.5%, 3/15/32 - 2/15/38 ................. United States 152,180 158,573
GNMA I, 30 Year , 6%, 7/15/29 - 11/15/38 .................. United States 121,144 127,502
GNMA I, 30 Year , 6.5%, 12/15/28 - 1/15/33 ................ United States 45,167 46,832
GNMA I, 30 Year , 7%, 12/15/28 ......................... United States 1,520 1,554
GNMA I, 30 Year , 7.5%, 12/15/31 - 8/15/33 ................ United States 29,320 30,802
GNMA I, Single-family, 30 Year , 3%, 7/15/42 ............... United States 162,959 150,431
GNMA I, Single-family, 30 Year , 4%, 10/15/40 - 8/15/46 ....... United States 2,518,755 2,430,997
GNMA I, Single-family, 30 Year , 4.5%, 1/15/39 - 6/15/41 ...... United States 3,855,585 3,866,139
GNMA I, Single-family, 30 Year , 5.5%, 1/15/29 - 10/15/39 ...... United States 1,119,417 1,150,983
GNMA I, Single-family, 30 Year , 6%, 3/15/29 - 9/15/38 ........ United States 481,812 496,731
GNMA I, Single-family, 30 Year , 6.5%, 4/15/26 - 5/15/37 ...... United States 204,129 210,592
GNMA I, Single-family, 30 Year , 7%, 4/15/28 - 9/15/31 ........ United States 14,131 14,499
GNMA I, Single-family, 30 Year , 7.5%, 2/15/27 .............. United States 274 276
GNMA II, Single-family, 30 Year , 2%, 10/20/50 .............. United States 5,730,349 4,753,115
GNMA II, Single-family, 30 Year , 2%, 8/20/51 ............... United States 4,046,667 3,355,275
GNMA II, Single-family, 30 Year , 2%, 12/20/51 .............. United States 9,053,402 7,506,586
GNMA II, Single-family, 30 Year , 2%, 3/20/52 ............... United States 5,774,188 4,787,640
GNMA II, Single-family, 30 Year , 2.5%, 6/20/51 ............. United States 8,892,970 7,680,548
GNMA II, Single-family, 30 Year , 2.5%, 7/20/51 ............. United States 3,752,865 3,241,207
GNMA II, Single-family, 30 Year , 2.5%, 8/20/51 ............. United States 25,195,542 21,760,410
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 ............ United States 8,302,944 7,170,894
GNMA II, Single-family, 30 Year , 3%, 12/20/42 - 9/20/45 ...... United States 2,408,094 2,200,188
GNMA II, Single-family, 30 Year , 3%, 4/20/46 ............... United States 4,551,900 4,145,565
GNMA II, Single-family, 30 Year , 3%, 7/20/51 ............... United States 12,348,247 11,117,421
GNMA II, Single-family, 30 Year , 3%, 8/20/51 ............... United States 4,802,500 4,323,805
GNMA II, Single-family, 30 Year , 3%, 10/20/51 .............. United States 12,883,826 11,599,615

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
See Abbreviations on page 16 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 3.5%, 9/20/42 ............. United States 4,915,941 $ 4,654,639
GNMA II, Single-family, 30 Year , 3.5%, 11/20/42 ............ United States 2,984,696 2,824,887
GNMA II, Single-family, 30 Year , 3.5%, 1/20/43 ............. United States 3,996,071 3,782,141
GNMA II, Single-family, 30 Year , 3.5%, 5/20/47 ............. United States 7,323,414 6,810,067
GNMA II, Single-family, 30 Year , 3.5%, 9/20/47 ............. United States 12,247,521 11,336,578
GNMA II, Single-family, 30 Year , 3.5%, 7/20/42 - 10/20/47 ..... United States 11,599,656 10,940,465
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 ............ United States 3,281,610 3,057,517
GNMA II, Single-family, 30 Year , 4%, 11/20/39 - 2/20/44 ....... United States 5,268,176 5,111,486
GNMA II, Single-family, 30 Year , 4.5%, 10/20/39 - 10/20/44 .... United States 7,141,002 7,176,845
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 6/20/44 ....... United States 2,764,965 2,841,858
GNMA II, Single-family, 30 Year , 5%, 9/20/54 ............... United States 5,298,916 5,296,289
GNMA II, Single-family, 30 Year , 5.5%, 5/20/34 - 6/20/38 ...... United States 1,096,194 1,138,720
GNMA II, Single-family, 30 Year , 5.5%, 3/20/54 ............. United States 4,225,135 4,276,554
GNMA II, Single-family, 30 Year , 5.5%, 8/20/54 ............. United States 9,058,178 9,168,420
GNMA II, Single-family, 30 Year , 5.5%, 10/20/55 ............ United States 9,832,680 9,937,957
GNMA II, Single-family, 30 Year , 6%, 4/20/28 - 7/20/39 ....... United States 719,903 756,317
GNMA II, Single-family, 30 Year , 6%, 9/20/55 ............... United States 10,818,700 11,048,916
GNMA II, Single-family, 30 Year , 6%, 10/20/55 .............. United States 4,840,417 4,998,398
GNMA II, Single-family, 30 Year , 6.5%, 5/20/54 ............. United States 2,498,225 2,588,721
GNMA II, Single-family, 30 Year , 6.5%, 12/20/27 - 6/20/54 ..... United States 2,481,890 2,571,819
GNMA II, Single-family, 30 Year , 6.5%, 8/20/55 ............. United States 4,929,795 5,101,984
GNMA II, Single-family, 30 Year , 7%, 5/20/32 ............... United States 2,044 2,169
GNMA II, Single-family, 30 Year , 7.5%, 11/20/26 ............ United States 311 312
GNMA II, Single-family, 30 Year , 8%, 8/20/26 ............... United States 84 84
223,191,744
Total Mortgage-Backed Securities (Cost $ 416,925,740 ) .........................
382,664,613
Total Long Term Investments (Cost $ 495,286,057 ) .............................
458,926,220
a
Short Term Investments 7.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 7.5%
b,c
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 37,292,940 37,292,940
Total Money Market Funds (Cost $ 37,292,940 ) ................................
37,292,940
Total Short Term Investments (Cost $ 37,292,940 ) ..............................
37,292,940
a
Total Investments (Cost $ 532,578,997 ) 99.8% .................................
$496,219,160
Other Assets, less Liabilities 0.2% ...........................................
999,804
Net Assets 100.0% .........................................................
$497,218,964
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
b
See Note 3(e) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
Franklin U.S.
Government
Securities VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $495,286,057
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 37,292,940
Value - Unaffiliated issuers .................................................................. $458,926,220
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 37,292,940
Receivables:
Investment securities sold ................................................................... 19,721
Capital shares sold ........................................................................ 57,821
Interest ................................................................................. 2,156,762
Total assets .......................................................................... 498,453,464
Liabilities:
Payables:
Capital shares redeemed ................................................................... 827,574
Management fees ......................................................................... 205,624
Distribution fees .......................................................................... 99,846
Professional fees ......................................................................... 75,090
Trustees' fees and expenses ................................................................. 123
Accrued expenses and other liabilities ........................................................... 26,243
Total liabilities ......................................................................... 1,234,500
Net assets, at value ................................................................. $497,218,964
Net assets consist of:
Paid-in capital ............................................................................. $665,305,042
Total distributable earnings (losses) ............................................................. (168,086,078)
Net assets, at value ................................................................. $497,218,964
Franklin U.S.
Government
Securities VIP
Fund
Class 1:
Net assets, at value ....................................................................... $29,696,269
Shares outstanding ........................................................................ 2,757,234
Net asset value and maximum offering price per share
a
............................................. $10.77
Class 2:
Net assets, at value ....................................................................... $467,522,695
Shares outstanding ........................................................................ 44,545,967
Net asset value and maximum offering price per share
a
............................................. $10.50
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Franklin U.S.
Government
Securities VIP
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................................. $378,019
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... (1,195,563)
Paid in cash
a
........................................................................... 19,144,415
Total investment income ................................................................... 18,326,871
Expenses:
Management fees (Note 3 a ) ................................................................... 2,534,963
Distribution fees: (Note 3c )
Class 2 ................................................................................ 1,194,534
Reports to shareholders fees .................................................................. 7,114
Professional fees ........................................................................... 100,952
Trustees' fees and expenses .................................................................. 5,716
Other .................................................................................... 60,365
Total expenses ......................................................................... 3,903,644
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (16,497)
Net expenses ......................................................................... 3,887,147
Net investment income ................................................................ 14,439,724
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (5,037,150)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 23,506,781
Net realized and unrealized gain (loss) ............................................................ 18,469,631
Net increase (decrease) in net assets resulting from operations .......................................... $32,909,355
a
Includes amortization of premium and accretion of discount.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Franklin U.S. Government Securities VIP
Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $14,439,724 $14,731,216
Net realized gain (loss) ................................................. (5,037,150) (6,948)
Net change in unrealized appreciation (depreciation) ........................... 23,506,781 (7,499,190)
Net increase (decrease) in net assets resulting from operations ................ 32,909,355 7,225,078
Distributions to shareholders:
Class 1 ............................................................. (1,029,697) (1,111,700)
Class 2 ............................................................. (15,652,905) (15,532,806)
Total distributions to shareholders .......................................... (16,682,602) (16,644,506)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (4,193,661) (2,228,260)
Class 2 ............................................................. (37,458,193) (23,620,386)
Total capital share transactions ............................................ (41,651,854) (25,848,646)
Net increase (decrease) in net assets ................................... (25,425,101) (35,268,074)
Net assets:
Beginning of year ....................................................... 522,644,065 557,912,139
End of year ........................................................... $497,218,964 $522,644,065

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin U.S. Government Securities VIP Fund
10
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of seventeen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin U.S. Government Securities
VIP Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31, 2025,
58.5% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
11
franklintempleton.com
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued daily.
Amortization of premium and accretion of discount on debt
securities are included in interest income. Paydown gains
and losses are recorded separately in the Statement of
Operations. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
b. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
12
franklintempleton.com
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.499% of the Fund’s average daily net assets.
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 240,655 $2,557,643 136,141 $1,432,376
Shares issued in reinvestment of distributions .......... 99,874 1,029,697 108,142 1,111,700
Shares redeemed ............................... (737,991) (7,781,001) (455,602) (4,772,336)
Net increase (decrease) .......................... (397,462) $(4,193,661) (211,319) $(2,228,260)
Class 2 Shares:
Shares sold ................................... 4,416,715 $45,672,304 4,438,751 $45,546,173
Shares issued in reinvestment of distributions .......... 1,555,885 15,652,198 1,547,092 15,532,806
Shares redeemed ............................... (9,555,713) (98,782,695) (8,268,762) (84,699,365)
Net increase (decrease) .......................... (3,583,113) $(37,458,193) (2,282,919) $(23,620,386)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin U.S. Government Securities VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $— $62,025,850 $(24,732,910) $— $— $37,292,940 37,292,940 $378,019
Total Affiliated Securities ... $— $62,025,850 $(24,732,910) $— $— $37,292,940 $378,019
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
During the year ended December 31, 2025, the Fund utilized $338,121 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2025 and 2024 , was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$109,343,101 and $143,961,588, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 48,832,492
Long term ................................................................................ 96,238,795
Total capital loss carryforwards ............................................................... $145,071,287
2025 2024
Distributions paid from:
Ordinary income .......................................................... $16,682,602 $16,644,506
Cost of investments .......................................................................... $534,363,486
Unrealized appreciation ........................................................................ $1,120,414
Unrealized depreciation ........................................................................ (39,264,740)
Net unrealized appreciation (depreciation) .......................................................... $(38,144,326)
Distributable earnings:
Undistributed ordinary income ................................................................... $15,129,535

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2025, the Fund did not use the Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
8. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 10,308,316 $ — $ 10,308,316
U.S. Government and Agency Securities ....... — 65,953,291 — 65,953,291
Mortgage-Backed Securities ................ — 382,664,613 — 382,664,613
Short Term Investments ................... 37,292,940 — — 37,292,940
Total Investments in Securities ........... $37,292,940 $458,926,220 $— $496,219,160
a
For detailed categories, see the accompanying Schedule of Investments.
6. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
IBOR
Interbank Offered Rate
MBS
Mortgage-Backed Security
T-Note
Treasury Note

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
17
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin U.S.
Government Securities VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin U.S.
Government Securities VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31,
2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB. We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
18
franklintempleton.com
Annual Report
Franklin U.S. Government Securities VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended December 31, 2025:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Interest Earned from Federal Obligations Note (1) $18,186,283

Franklin Templeton Variable Insurance Products Trust
19
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4830-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

Templeton
Developing Markets
VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 21
Tax Information 22
Changes In and Disagreements with Accountants 23
Results of Meeting(s) of Shareholders 23
Remuneration Paid to Directors, Officers and Others 23
Board Approval of Management and Subadvisory Agreements 23

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.53 $8.30 $7.53 $10.76 $11.73
Income from investment operations
a
:
Net investment income
b
......................... 0.16 0.17 0.21
c
0.20 0.10
Net realized and unrealized gains (losses) ........... 3.76 0.49 0.76 (2.52) (0.70)
Total from investment operations .................... 3.92 0.66 0.97 (2.32) (0.60)
Less distributions from:
Net investment income .......................... (0.08) (0.36) (0.19) (0.26) (0.13)
Net realized gains ............................. (0.17) (0.07) (0.01) (0.65) (0.24)
Total distributions ............................... (0.25) (0.43) (0.20) (0.91) (0.37)
Net asset value, end of year ....................... $12.20 $8.53 $8.30 $7.53 $10.76
Total return
d
................................... 46.64% 7.98% 12.77% (21.70)% (5.51)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.12% 1.11% 1.10% 1.06% 1.19%
Expenses net of waiver and payments by affiliates ....... 1.12%
e
1.10% 1.09% 1.05% 1.19%
e
Net investment income ........................... 1.59% 2.02% 2.62%
c
2.39% 0.82%
Supplemental data
Net assets, end of year (000’s) ..................... $102,063 $74,317 $71,691 $66,115 $83,269
Portfolio turnover rate ............................ 16.09% 18.66% 25.99% 27.39% 19.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.91%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.45 $8.23 $7.46 $10.67 $11.64
Income from investment operations
a
:
Net investment income
b
......................... 0.13 0.15 0.19
c
0.17 0.07
Net realized and unrealized gains (losses) ........... 3.72 0.48 0.76 (2.50) (0.69)
Total from investment operations .................... 3.85 0.63 0.95 (2.33) (0.62)
Less distributions from:
Net investment income .......................... (0.05) (0.34) (0.17) (0.23) (0.11)
Net realized gains ............................. (0.17) (0.07) (0.01) (0.65) (0.24)
Total distributions ............................... (0.22) (0.41) (0.18) (0.88) (0.35)
Net asset value, end of year ....................... $12.08 $8.45 $8.23 $7.46 $10.67
Total return
d
................................... 46.27% 7.67% 12.62% (21.98)% (5.74)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.37% 1.36% 1.35% 1.31% 1.44%
Expenses net of waiver and payments by affiliates ....... 1.36% 1.35% 1.34% 1.30% 1.44%
e
Net investment income ........................... 1.33% 1.78% 2.38%
c
2.13% 0.57%
Supplemental data
Net assets, end of year (000’s) ..................... $218,378 $177,743 $179,472 $164,648 $215,977
Portfolio turnover rate ............................ 16.09% 18.66% 25.99% 27.39% 19.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.67%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.52 $8.30 $7.53 $10.73 $11.71
Income from investment operations
a
:
Net investment income
b
......................... 0.13 0.14 0.18
c
0.17 0.05
Net realized and unrealized gains (losses) ........... 3.74 0.48 0.76 (2.51) (0.70)
Total from investment operations .................... 3.87 0.62 0.94 (2.34) (0.65)
Less distributions from:
Net investment income .......................... (0.04) (0.33) (0.16) (0.21) (0.09)
Net realized gains ............................. (0.17) (0.07) (0.01) (0.65) (0.24)
Total distributions ............................... (0.21) (0.40) (0.17) (0.86) (0.33)
Net asset value, end of year ....................... $12.18 $8.52 $8.30 $7.53 $10.73
Total return
d
................................... 46.09% 7.51% 12.54% (22.00)% (5.90)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.47% 1.46% 1.45% 1.41% 1.54%
Expenses net of waiver and payments by affiliates ....... 1.47%
e
1.45% 1.44% 1.40% 1.54%
e
Net investment income ........................... 1.23% 1.68% 2.26%
c
2.01% 0.46%
Supplemental data
Net assets, end of year (000’s) ..................... $5,355 $4,031 $4,018 $3,444 $4,846
Portfolio turnover rate ............................ 16.09% 18.66% 25.99% 27.39% 19.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2025
Templeton Developing Markets VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a Industry Shares a Value
a
Common Stocks 95.7%
Brazil 2.7%
a
Hypera SA ..................... Pharmaceuticals 356,546 $ 1,531,406
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 129,486 64,037
TOTVS SA ..................... Software 313,296 2,394,308
Vale SA ........................ Metals & Mining 283,922 3,707,192
XP, Inc. , A ...................... Capital Markets 59,832 979,450
8,676,393
Chile 1.1%
Banco Santander Chile , ADR ....... Banks 113,339 3,525,976
China 24.5%
b
Alibaba Group Holding Ltd. ......... Broadline Retail 500,052 9,181,436
a,b
Baidu, Inc. , A .................... Interactive Media & Services 248,472 4,086,177
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 257,247 500,604
c,d
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 3,285,161 3,205,139
BYD Co. Ltd. , H ................. Automobiles 415,337 5,075,733
China Merchants Bank Co. Ltd. , A .... Banks 996,727 6,007,537
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 1,513,998 1,090,349
a
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 25,440 750,480
d
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 745,170 450,550
Haier Smart Home Co. Ltd. , D ....... Household Durables 836,125 1,967,274
b
JD.com, Inc. , A .................. Broadline Retail 56,122 806,992
b,d
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 210,245 1,737,972
NARI Technology Co. Ltd. , A ........ Electrical Equipment 1,228,145 3,951,778
b
NetEase, Inc. ................... Entertainment 120,813 3,325,401
Ping An Insurance Group Co. of China
Ltd. , H ....................... Insurance 481,997 4,048,632
Prosus NV ..................... Broadline Retail 239,008 14,799,131
b
Tencent Holdings Ltd. ............. Interactive Media & Services 124,217 9,532,852
Uni-President China Holdings Ltd. .... Food Products 1,658,111 1,732,103
Weichai Power Co. Ltd. , H ......... Machinery 1,296,250 3,145,758
Weifu High-Technology Group Co. Ltd. ,
B ........................... Automobile Components 306,139 559,147
a,d
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 968,154 3,915,035
79,870,080
Hong Kong 1.7%
Techtronic Industries Co. Ltd. ....... Machinery 492,315 5,663,165
Hungary 1.0%
Richter Gedeon Nyrt. ............. Pharmaceuticals 113,238 3,423,176
India 9.6%
ACC Ltd. ....................... Construction Materials 60,356 1,167,446
Asahi India Glass Ltd. ............. Automobile Components 658 7,437
a
Ather Energy Ltd. ................ Automobiles 108,927 914,700
Bajaj Holdings & Investment Ltd. ..... Financial Services 19,059 2,402,618
Brigade Enterprises Ltd. ........... Real Estate Management & Development 96,066 946,072
a
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 868,581 2,691,718
Federal Bank Ltd. ................ Banks 221,796 659,837
HDB Financial Services Ltd. ........ Consumer Finance 33,790 288,014
HDFC Bank Ltd. ................. Banks 507,223 5,603,239
ICICI Bank Ltd. .................. Banks 706,572 10,574,967
Infosys Ltd. ..................... IT Services 109,028 1,963,473

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
Niva Bupa Health Insurance Co. Ltd. .. Insurance 1,200,348 $ 1,007,406
a
Pine Labs Ltd. ................... Financial Services 113,130 301,242
a,d
Pine Labs Ltd. , 144A , Reg S ........ Financial Services 416,132 1,108,072
a,c
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 319,111 1,802,977
31,439,218
Indonesia 0.4%
Astra International Tbk. PT ......... Industrial Conglomerates 3,311,657 1,329,157
Italy 0.1%
a,c,d
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 14,268 244,514
Mexico 2.5%
Grupo Financiero Banorte SAB de CV ,
O ........................... Banks 858,162 7,955,661
a,d
Nemak SAB de CV , 144A , Reg S .... Automobile Components 229,037 45,915
8,001,576
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 30,652 1,298,419
Philippines 0.5%
BDO Unibank, Inc. ............... Banks 648,424 1,480,927
Russia 0.0%
a,e,f
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 85,254 —
a,e,f
Sberbank of Russia PJSC .......... Banks 1,061,956 —
—
South Africa 2.2%
Discovery Ltd. ................... Insurance 323,940 4,451,827
Netcare Ltd. .................... Health Care Providers & Services 2,954,282 2,824,051
7,275,878
South Korea 21.4%
a,c,d
Delivery Hero SE , 144A , Reg S ...... Hotels, Restaurants & Leisure 123,190 3,247,285
Doosan Bobcat, Inc. .............. Machinery 73,421 2,936,831
a
Hanmi Pharm Co. Ltd. ............. Pharmaceuticals 4,196 1,319,700
Hyundai Motor Co. ............... Automobiles 33,815 6,983,067
a
KT Skylife Co. Ltd. ............... Media 92,351 322,690
LG Corp. ....................... Industrial Conglomerates 89,771 5,029,646
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 4,259 512,148
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 49,892 1,478,805
NAVER Corp. ................... Interactive Media & Services 27,232 4,577,743
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 203,289 17,038,647
a
Samsung Life Insurance Co. Ltd. ..... Insurance 16,470 1,800,419
a
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 6,385 1,193,935
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 51,243 23,206,836
69,647,752
Taiwan 21.7%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,013,792 7,431,425
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 422,380 2,197,356
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 182,762 8,298,344
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,015,431 49,915,831

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 73,094 $ 535,784
Zhen Ding Technology Holding Ltd. ... Electronic Equipment, Instruments &
Components 501,628 2,260,584
70,639,324
Thailand 1.5%
Kasikornbank PCL ............... Banks 275,974 1,702,134
Minor International PCL ............ Hotels, Restaurants & Leisure 2,463,103 1,893,886
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,332,420 622,505
Thai Beverage PCL ............... Beverages 2,310,605 826,166
5,044,691
Turkiye 0.3%
BIM Birlesik Magazalar A/S ......... Consumer Staples Distribution & Retail 74,604 931,329
United Arab Emirates 1.4%
Emaar Development PJSC ......... Real Estate Management & Development 652,963 2,692,498
Emirates Central Cooling Systems Corp. Water Utilities 2,969,137 1,244,972
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 1,594,627 655,609
4,593,079
United States 2.7%
Cognizant Technology Solutions Corp. ,
A ........................... IT Services 53,012 4,399,996
Genpact Ltd. .................... Professional Services 93,609 4,379,029
8,779,025
Total Common Stocks (Cost $ 175,639,091 ) .....................................
311,863,679
a
Preferred Stocks 5.0%
Brazil 5.0%
c
Banco Bradesco SA , ADR .......... Banks 1,550,155 5,162,016
c,g
Itau Unibanco Holding SA , ADR , 7 .11 % Banks 911,043 6,523,070
g
Petroleo Brasileiro SA - Petrobras ,
5 .05% ....................... Oil, Gas & Consumable Fuels 813,727 4,567,822
16,252,908
Total Preferred Stocks (Cost $ 11,660,458 ) ......................................
16,252,908
a a a a a
Escrows and Litigation Trusts 0.0%
†
a,e
Hemisphere Properties India Ltd.,
Escrow Account ................ 82,304 112,982
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
112,982
Total Long Term Investments (Cost $ 187,299,549 ) ...............................
328,229,569

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Short Term Investments 1.3%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.0%
†
United States 0.0%
†
h,i
Franklin Institutional U.S. Government
Money Market Fund , 3.681% ...... 725 $ 725
Total Money Market Funds (Cost $ 725 ) .........................................
725
j
Investments from Cash Collateral Received for Loaned
Securities 1.3%
Money Market Funds 1.3%
h,i
Franklin Institutional U.S. Government
Money Market Fund , 3.681% ...... 4,301,504 4,301,504
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 4,301,504 ) .................................................................
4,301,504
a a a a a
Total Short Term Investments (Cost $ 4,302,229 ) .................................
4,302,229
a a a
Total Investments (Cost $ 191,601,778 ) 102.0% ..................................
$332,531,798
Other Assets, less Liabilities (2.0) % ...........................................
(6,735,406)
Net Assets 100.0% ...........................................................
$325,796,392
a a a
See Abbreviations on page 20 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At December 31, 2025, the aggregate value of these securities was
$28,670,830, representing 8.8% of net assets.
c
A portion or all of the security is on loan at December 31, 2025. See Note 1(c).
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $13,954,482, representing 4.3% of net assets.
e
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
f
See Note 6 regarding investments in Russian securities.
g
Variable rate security. The rate shown represents the yield at period end.
h
See Note 3(e) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Templeton
Developing
Markets VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $187,299,549
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 4,302,229
Value - Unaffiliated issuers (Includes securities loaned of $ 6,115,292 ) .................................. $328,229,569
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 4,302,229
Foreign currency, at value (cost $ 399,427 ) ........................................................ 399,428
Receivables:
Investment securities sold ................................................................... 1,001,929
Capital shares sold ........................................................................ 89,084
Dividends ............................................................................... 828,422
Total assets .......................................................................... 334,850,661
Liabilities:
Payables:
Capital shares redeemed ................................................................... 377,070
Management fees ......................................................................... 286,724
Distribution fees .......................................................................... 47,277
Funds advanced by custodian ................................................................. 1,504,789
Payable upon return of securities loaned (Note 1 c ) .................................................. 4,301,504
Deferred taxes on unrealized appreciation ........................................................ 2,421,834
Accrued expenses and other liabilities ........................................................... 115,071
Total liabilities ......................................................................... 9,054,269
Net assets, at value ................................................................. $325,796,392
Net assets consist of:
Paid-in capital ............................................................................. $169,514,953
Total distributable earnings (losses) ............................................................. 156,281,439
Net assets, at value ................................................................. $325,796,392
Templeton
Developing
Markets VIP
Fund
Class 1:
Net assets, at value ....................................................................... $102,063,366
Shares outstanding ........................................................................ 8,366,102
Net asset value and maximum offering price per share
a
............................................. $12.20
Class 2:
Net assets, at value ....................................................................... $218,378,136
Shares outstanding ........................................................................ 18,081,536
Net asset value and maximum offering price per share
a
............................................. $12.08
Class 4:
Net assets, at value ....................................................................... $5,354,890
Shares outstanding ........................................................................ 439,508
Net asset value and maximum offering price per share
a
............................................. $12.18
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Templeton
Developing
Markets VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $957,591)
Unaffiliated issuers ........................................................................ $7,766,654
Non-controlled affiliates (Note 3 e ) ............................................................. 129,675
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (19,927)
Non-controlled affiliates (Note 3 e ) ............................................................. 27,690
Total investment income ................................................................... 7,904,092
Expenses:
Management fees (Note 3 a ) ................................................................... 3,080,860
Distribution fees: (Note 3c )
Class 2 ................................................................................ 503,482
Class 4 ................................................................................ 15,718
Custodian fees ............................................................................ 63,159
Reports to shareholders fees .................................................................. 22,075
Professional fees ........................................................................... 84,254
Trustees' fees and expenses .................................................................. 3,181
Other .................................................................................... 27,729
Total expenses ......................................................................... 3,800,458
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (10,004)
Net expenses ......................................................................... 3,790,454
Net investment income ................................................................ 4,113,638
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $780,892)
Unaffiliated issuers ...................................................................... 20,148,045
Foreign currency transactions ................................................................ 70,153
Net realized gain (loss) .................................................................. 20,218,198
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 87,598,352
Translation of other assets and liabilities denominated in foreign currencies .............................. (78,811)
Change in deferred taxes on unrealized appreciation ............................................... 285,203
Net change in unrealized appreciation (depreciation) ............................................ 87,804,744
Net realized and unrealized gain (loss) ............................................................ 108,022,942
Net increase (decrease) in net assets resulting from operations .......................................... $112,136,580

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Templeton Developing Markets VIP Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,113,638 $4,848,604
Net realized gain (loss) ................................................. 20,218,198 5,759,153
Net change in unrealized appreciation (depreciation) ........................... 87,804,744 9,035,648
Net increase (decrease) in net assets resulting from operations ................ 112,136,580 19,643,405
Distributions to shareholders:
Class 1 ............................................................. (2,121,025) (3,585,542)
Class 2 ............................................................. (4,474,091) (8,650,895)
Class 4 ............................................................. (93,106) (187,573)
Total distributions to shareholders .......................................... (6,688,222) (12,424,010)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (3,803,318) 614,743
Class 2 ............................................................. (31,650,733) (6,820,360)
Class 4 ............................................................. (289,836) (103,463)
Total capital share transactions ............................................ (35,743,887) (6,309,080)
Net increase (decrease) in net assets ................................... 69,704,471 910,315
Net assets:
Beginning of year ....................................................... 256,091,921 255,181,606
End of year ........................................................... $325,796,392 $256,091,921

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Templeton Developing Markets VIP Fund
12
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of seventeen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Templeton Developing Markets VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. The Fund offers
three classes of shares: Class 1, Class 2 and Class 4. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Templeton Developing Markets VIP Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at December 31,
2025, the Fund held $2,103,663 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Templeton Developing Markets VIP Fund
(continued)
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Templeton Developing Markets VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 1,112,439 $11,678,521 735,158 $6,318,551
Shares issued in reinvestment of distributions .......... 216,210 2,121,025 426,342 3,585,542
Shares redeemed ............................... (1,676,097) (17,602,864) (1,081,198) (9,289,350)
Net increase (decrease) .......................... (347,448) $(3,803,318) 80,302 $614,743
Class 2 Shares:
Shares sold ................................... 3,292,342 $32,975,645 2,744,267 $23,098,877
Shares issued in reinvestment of distributions .......... 460,297 4,474,091 1,037,278 8,650,895
Shares redeemed ............................... (6,713,426) (69,100,469) (4,549,123) (38,570,132)
Net increase (decrease) .......................... (2,960,787) $(31,650,733) (767,578) $(6,820,360)
Class 4 Shares:
Shares sold ................................... 57,158 $629,315 21,829 $184,281
Shares issued in reinvestment of distributions .......... 9,491 93,106 22,277 187,573
Shares redeemed ............................... (100,323) (1,012,257) (55,210) (475,317)
Net increase (decrease) .......................... (33,674) $(289,836) (11,104) $(103,463)
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $5 billion
0.950% Over $5 billion, up to and including $10 billion
0.900% Over $10 billion, up to and including $15 billion
0.850% Over $15 billion, up to and including $20 billion
0.800% In excess of $20 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Templeton Developing Markets VIP Fund
(continued)
For the year ended December 31, 2025, the gross effective investment management fee rate was 1.050% of the Fund’s average daily net assets.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Asset Management based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $3,050,480 $43,332,129 $(46,381,884) $— $— $725 725 $129,675
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Templeton Developing Markets VIP Fund
(continued)
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, foreign capital gains tax and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$46,680,935 and $81,611,757, respectively.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $— $12,735,464 $(8,433,960) $— $— $4,301,504 4,301,504 $27,690
Total Affiliated Securities ... $3,050,480 $56,067,593 $(54,815,844) $— $— $4,302,229 $157,365
2025 2024
Distributions paid from:
Ordinary income .......................................................... $3,585,371 $12,424,010
Long term capital gain ...................................................... 3,102,851 —
$6,688,222 $12,424,010
Cost of investments .......................................................................... $197,866,179
Unrealized appreciation ........................................................................ $155,262,023
Unrealized depreciation ........................................................................ (20,596,404)
Net unrealized appreciation (depreciation) .......................................................... $134,665,619
Distributable earnings:
Undistributed ordinary income ................................................................... $9,408,911
Undistributed long term capital gains .............................................................. 15,411,225
Total distributable earnings ..................................................................... $24,820,136
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Templeton Developing Markets VIP Fund
(continued)
At December 31, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$4,301,504 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at
December 31, 2025.
5. Investment Transactions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Templeton Developing Markets VIP Fund
(continued)
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2025, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Brazil ................................ $ 1,043,487 $ 7,632,906 $ — $ 8,676,393
Chile ................................ 3,525,976 — — 3,525,976
China ............................... 2,482,583 77,387,497 — 79,870,080
Hong Kong ........................... — 5,663,165 — 5,663,165
Hungary ............................. — 3,423,176 — 3,423,176
India ................................ 4,126,991 27,312,227 — 31,439,218
Indonesia ............................ — 1,329,157 — 1,329,157
Italy ................................. — 244,514 — 244,514
Mexico .............................. 8,001,576 — — 8,001,576
Peru ................................ 1,298,419 — — 1,298,419
Philippines ............................ — 1,480,927 — 1,480,927
Russia ............................... — — —
b
—
South Africa ........................... 7,275,878 — — 7,275,878
South Korea .......................... — 69,647,752 — 69,647,752
Taiwan ............................... — 70,639,324 — 70,639,324
Thailand ............................. — 5,044,691 — 5,044,691

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
20
franklintempleton.com
Annual Report
Templeton Developing Markets VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  year .
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Turkiye .............................. $ — $ 931,329 $ — $ 931,329
United Arab Emirates .................... 1,900,581 2,692,498 — 4,593,079
United States .......................... 8,779,025 — — 8,779,025
Preferred Stocks :
Brazil ................................ 11,685,086 4,567,822 — 16,252,908
Escrows and Litigation Trusts ............... — — 112,982 112,982
Short Term Investments ................... 4,302,229 — — 4,302,229
Total Investments in Securities ........... $54,421,831 $277,996,985
c
$112,982 $332,531,798
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $277,996,985, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
21
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Templeton Developing
Markets VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Developing Markets VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31,
2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and broker; when replies were not received from a custodian, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
22
franklintempleton.com
Annual Report
Templeton Developing Markets VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2025 :
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $3,102,851
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $67,516
Amount Reported
Foreign Taxes Paid $1,414,443
Foreign Source Income Earned $6,424,786

Franklin Templeton Variable Insurance Products Trust
23
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

381-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

Templeton
Foreign VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Report of Independent Registered Public Accounting Firm 20
Tax Information 21
Changes In and Disagreements with Accountants 22
Results of Meeting(s) of Shareholders 22
Remuneration Paid to Directors, Officers and Others 22
Board Approval of Management and Subadvisory Agreements 22

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.08 $14.57 $12.44 $13.90 $13.57
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.32 0.33 0.30 0.23
Net realized and unrealized gains (losses) ........... 3.67 (0.42) 2.27 (1.33) 0.39
Total from investment operations .................... 3.99 (0.10) 2.60 (1.03) 0.62
Less distributions from:
Net investment income .......................... (0.41) (0.39) (0.47) (0.43) (0.29)
Net realized gains ............................. (1.03) — — — —
Total distributions ............................... (1.44) (0.39) (0.47) (0.43) (0.29)
Net asset value, end of year ....................... $16.63 $14.08 $14.57 $12.44 $13.90
Total return
c
................................... 29.51% (0.79)% 21.09% (7.39)% 4.44%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.81% 0.82% 0.79% 0.87%
Expenses net of waiver and payments by affiliates ....... 0.82% 0.80% 0.80% 0.78% 0.86%
Net investment income ........................... 2.10% 2.18% 2.39% 2.41% 1.58%
Supplemental data
Net assets , end of year (000’s) ..................... $123,373 $101,005 $107,439 $95,961 $114,563
Portfolio turnover rate ............................ 65.93% 25.29% 15.07% 19.38% 26.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.76 $14.24 $12.17 $13.59 $13.28
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.28 0.29 0.27 0.19
Net realized and unrealized gains (losses) ........... 3.58 (0.41) 2.21 (1.31) 0.38
Total from investment operations .................... 3.86 (0.13) 2.50 (1.04) 0.57
Less distributions from:
Net investment income .......................... (0.37) (0.35) (0.43) (0.38) (0.26)
Net realized gains ............................. (1.03) — — — —
Total distributions ............................... (1.40) (0.35) (0.43) (0.38) (0.26)
Net asset value, end of year ....................... $16.22 $13.76 $14.24 $12.17 $13.59
Total return
c
................................... 29.19% (1.00)% 20.76% (7.61)% 4.16%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.08% 1.06% 1.07% 1.04% 1.11%
Expenses net of waiver and payments by affiliates ....... 1.07% 1.05% 1.05% 1.03% 1.11%
d
Net investment income ........................... 1.85% 1.96% 2.14% 2.17% 1.35%
Supplemental data
Net assets , end of year (000’s) ..................... $693,388 $618,695 $707,601 $691,189 $831,031
Portfolio turnover rate ............................ 65.93% 25.29% 15.07% 19.38% 26.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.07 $14.55 $12.42 $13.87 $13.54
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.27 0.28 0.26 0.18
Net realized and unrealized gains (losses) ........... 3.65 (0.41) 2.27 (1.34) 0.39
Total from investment operations .................... 3.92 (0.14) 2.55 (1.08) 0.57
Less distributions from:
Net investment income .......................... (0.35) (0.34) (0.42) (0.37) (0.24)
Net realized gains ............................. (1.03) — — — —
Total distributions ............................... (1.38) (0.34) (0.42) (0.37) (0.24)
Net asset value, end of year ....................... $16.61 $14.07 $14.55 $12.42 $13.87
Total return
c
................................... 28.97% (1.08)% 20.69% (7.75)% 4.10%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.18% 1.16% 1.17% 1.14% 1.21%
Expenses net of waiver and payments by affiliates ....... 1.17% 1.15% 1.15% 1.12% 1.21%
d
Net investment income ........................... 1.76% 1.84% 2.03% 2.06% 1.22%
Supplemental data
Net assets , end of year (000’s) ..................... $75,531 $70,777 $77,354 $76,110 $91,428
Portfolio turnover rate ............................ 65.93% 25.29% 15.07% 19.38% 26.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2025
Templeton Foreign VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.3%
Aerospace & Defense 1.0%
Dassault Aviation SA ................................. France 28,168 $ 9,030,820
Automobiles 3.3%
BYD Co. Ltd. , H .................................... China 824,800 10,079,682
a
Toyota Motor Corp. , ADR ............................. Japan 88,900 19,029,934
29,109,616
Banks 13.9%
HDFC Bank Ltd. .................................... India 2,025,752 22,378,270
ING Groep NV ..................................... Netherlands 752,185 21,142,592
Japan Post Bank Co. Ltd. ............................. Japan 1,061,500 14,942,816
Lloyds Banking Group plc ............................. United Kingdom 7,627,785 10,089,381
Royal Bank of Canada ............................... Canada 117,900 20,099,392
Standard Chartered plc ............................... United Kingdom 727,124 17,742,146
Sumitomo Mitsui Financial Group, Inc. .................... Japan 549,300 17,666,266
124,060,863
Beverages 2.3%
Heineken NV ...................................... Netherlands 246,850 20,366,834
Broadline Retail 2.5%
b
Alibaba Group Holding Ltd. ............................ China 1,212,800 22,268,175
Capital Markets 4.8%
c
Euronext NV , 144A , Reg S ............................ Netherlands 135,352 20,332,302
UBS Group AG ..................................... Switzerland 490,248 22,703,385
43,035,687
Chemicals 2.0%
a
Akzo Nobel NV ..................................... Netherlands 250,535 17,432,354
Commercial Services & Supplies 1.5%
Securitas AB , B ..................................... Sweden 818,365 13,014,556
Construction & Engineering 1.9%
Vinci SA .......................................... France 117,960 16,594,979
Construction Materials 1.8%
CRH plc .......................................... United States 129,555 16,098,698
Consumer Staples Distribution & Retail 2.2%
Carrefour SA ....................................... France 1,156,376 19,294,805
Containers & Packaging 2.6%
Smurfit WestRock plc ................................ United States 615,818 23,623,813
Diversified Telecommunication Services 1.6%
Deutsche Telekom AG ................................ Germany 429,567 13,982,859
Electric Utilities 3.1%
SSE plc .......................................... United Kingdom 945,950 27,733,282
Electrical Equipment 3.3%
Mitsubishi Electric Corp. .............................. Japan 703,200 20,503,101
d
Siemens Energy AG ................................. Germany 64,968 9,114,269
29,617,370
Entertainment 1.7%
Universal Music Group NV ............................ Netherlands 597,315 15,571,905
Food Products 0.1%
a,d
Magnum Ice Cream Co. NV (The) ....................... Netherlands 76,595 1,215,724

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 1.1%
Fresenius Medical Care AG ............................ Germany 204,736 $ 9,779,331
Household Durables 1.5%
Barratt Redrow plc .................................. United Kingdom 2,541,900 13,058,221
Insurance 3.6%
AIA Group Ltd. ..................................... Hong Kong 1,677,000 17,261,518
Manulife Financial Corp. .............................. Canada 417,700 15,167,512
32,429,030
Life Sciences Tools & Services 1.2%
a,d
ICON plc .......................................... United States 60,600 11,042,532
Machinery 4.0%
a
CNH Industrial NV ................................... United States 1,211,892 11,173,644
a
Daimler Truck Holding AG ............................. Germany 275,385 11,927,626
a
Ebara Corp. ....................................... Japan 550,800 12,982,229
36,083,499
Metals & Mining 1.8%
Norsk Hydro ASA ................................... Norway 2,082,664 16,076,447
Multi-Utilities 1.9%
Veolia Environnement SA ............................. France 478,851 16,662,817
Oil, Gas & Consumable Fuels 7.1%
BP plc ............................................ United States 4,816,699 28,090,815
Galp Energia SGPS SA , B ............................ Portugal 746,237 12,850,453
Shell plc .......................................... United States 614,439 22,643,460
63,584,728
Personal Care Products 2.5%
Unilever plc ........................................ United Kingdom 340,424 22,242,346
Pharmaceuticals 7.4%
AstraZeneca plc .................................... United Kingdom 191,929 35,518,255
Novo Nordisk A/S , B ................................. Denmark 238,544 12,098,589
Sanofi SA ......................................... United States 191,427 18,521,563
66,138,407
Professional Services 1.3%
Adecco Group AG ................................... Switzerland 392,369 11,300,229
Semiconductors & Semiconductor Equipment 8.8%
ASM International NV ................................ Netherlands 18,994 11,498,879
Infineon Technologies AG ............................. Germany 336,768 14,693,512
STMicroelectronics NV ............................... Singapore 591,345 15,454,870
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 759,000 37,310,379
78,957,640
Specialty Retail 1.5%
JD Sports Fashion plc ................................ United Kingdom 11,441,035 12,968,270
Technology Hardware, Storage & Peripherals 3.0%
Samsung Electronics Co. Ltd. .......................... South Korea 324,724 27,216,709
Textiles, Apparel & Luxury Goods 1.0%
LVMH Moet Hennessy Louis Vuitton SE .................. France 11,903 8,971,717
Total Common Stocks (Cost $ 653,409,874 ) ...................................
868,564,263

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
Short Term Investments 7.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.2%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 19,280,919 $ 19,280,919
Total Money Market Funds (Cost $ 19,280,919 ) ................................
19,280,919
g
Investments from Cash Collateral Received for
Loaned Securities 5.6%
Money Market Funds 5.6%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 49,944,756 49,944,756
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 49,944,756 ) .........................................................
49,944,756
Total Short Term Investments (Cost $ 69,225,675 ) ..............................
69,225,675
a
Total Investments (Cost $ 722,635,549 ) 105.1% ................................
$937,789,938
Other Assets, less Liabilities (5.1) % .........................................
(45,497,248)
Net Assets 100.0% .........................................................
$892,292,690
a a a
See Abbreviations on page 19 .
a
A portion or all of the security is on loan at December 31, 2025. See Note 1(c).
b
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At December 31, 2025, the value of this security was $22,268,175, represent-
ing 2.5% of net assets.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the value of this security was $20,332,302, representing 2.3% of net assets.
d
Non-income producing.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Templeton
Foreign VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $653,409,874
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 69,225,675
Value - Unaffiliated issuers (Includes securities loaned of $ 56,393,466 ) ................................. $868,564,263
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 69,225,675
Foreign currency, at value (cost $ 697 ) ........................................................... 699
Receivables:
Investment securities sold ................................................................... 4,898,072
Capital shares sold ........................................................................ 25,817
Dividends ............................................................................... 3,021,622
European Union tax reclaims (Note 1 d ) ......................................................... 138,048
Total assets .......................................................................... 945,874,196
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,980
Capital shares redeemed ................................................................... 415,630
Management fees ......................................................................... 590,856
Distribution fees .......................................................................... 168,467
Trustees' fees and expenses ................................................................. 121
Payable upon return of securities loaned (Note 1 c ) .................................................. 49,944,756
Deferred taxes on unrealized appreciation ........................................................ 2,327,529
Accrued expenses and other liabilities ........................................................... 132,167
Total liabilities ......................................................................... 53,581,506
Net assets, at value ................................................................. $892,292,690
Net assets consist of:
Paid-in capital ............................................................................. $598,002,650
Total distributable earnings (losses) ............................................................. 294,290,040
Net assets, at value ................................................................. $892,292,690
Templeton
Foreign VIP
Fund
Class 1:
Net assets, at value ....................................................................... $123,373,489
Shares outstanding ........................................................................ 7,420,010
Net asset value and maximum offering price per share
a
............................................. $16.63
Class 2:
Net assets, at value ....................................................................... $693,388,340
Shares outstanding ........................................................................ 42,757,893
Net asset value and maximum offering price per share
a
............................................. $16.22
Class 4:
Net assets, at value ....................................................................... $75,530,861
Shares outstanding ........................................................................ 4,546,537
Net asset value and maximum offering price per share
a
............................................. $16.61
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Templeton
Foreign VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $1,574,797)
Unaffiliated issuers ........................................................................ $23,444,049
Non-controlled affiliates (Note 3 e ) ............................................................. 1,470,305
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (200,566)
Non-controlled affiliates (Note 3 e ) ............................................................. 254,759
Other income (Note 1 d ) ...................................................................... 3,696
Total investment income ................................................................... 24,972,243
Expenses:
Management fees (Note 3 a ) ................................................................... 6,807,779
Distribution fees: (Note 3c )
Class 2 ................................................................................ 1,670,224
Class 4 ................................................................................ 259,421
Custodian fees ............................................................................ 51,660
Reports to shareholders fees .................................................................. 68,056
Professional fees ........................................................................... 85,541
Trustees' fees and expenses .................................................................. 9,125
Other .................................................................................... 71,691
Total expenses ......................................................................... 9,023,497
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (103,576)
Net expenses ......................................................................... 8,919,921
Net investment income ................................................................ 16,052,322
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $13,020)
Unaffiliated issuers ...................................................................... 76,082,714
Foreign currency transactions ................................................................ 156,237
Net realized gain (loss) .................................................................. 76,238,951
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 126,294,058
Translation of other assets and liabilities denominated in foreign currencies .............................. 179,757
Change in deferred taxes on unrealized appreciation ............................................... (1,201,280)
Net change in unrealized appreciation (depreciation) ............................................ 125,272,535
Net realized and unrealized gain (loss) ............................................................ 201,511,486
Net increase (decrease) in net assets resulting from operations .......................................... $217,563,808

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Templeton Foreign VIP Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $16,052,322 $17,157,666
Net realized gain (loss) ................................................. 76,238,951 70,804,169
Net change in unrealized appreciation (depreciation) ........................... 125,272,535 (92,234,909)
Net increase (decrease) in net assets resulting from operations ................ 217,563,808 (4,273,074)
Distributions to shareholders:
Class 1 ............................................................. (10,104,566) (2,781,283)
Class 2 ............................................................. (59,153,220) (16,604,851)
Class 4 ............................................................. (6,332,646) (1,689,907)
Total distributions to shareholders .......................................... (75,590,432) (21,076,041)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 3,453,138 (3,059,705)
Class 2 ............................................................. (35,770,142) (69,100,165)
Class 4 ............................................................. (7,840,630) (4,408,513)
Total capital share transactions ............................................ (40,157,634) (76,568,383)
Net increase (decrease) in net assets ................................... 101,815,742 (101,917,498)
Net assets:
Beginning of year ....................................................... 790,476,948 892,394,446
End of year ........................................................... $892,292,690 $790,476,948

Franklin Templeton Variable Insurance Products Trust
11
franklintempleton.com
Annual Report
Notes to Financial Statements
Templeton Foreign VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of seventeen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Templeton Foreign VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
12
franklintempleton.com
Annual Report
Templeton Foreign VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at December 31,
2025, the Fund held $8,670,545 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Templeton Foreign VIP Fund
(continued)
recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Templeton Foreign VIP Fund
(continued)
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 256,356 $3,969,081 176,189 $2,589,900
Shares issued in reinvestment of distributions .......... 674,988 10,104,566 189,849 2,781,283
Shares redeemed ............................... (684,994) (10,620,509) (568,158) (8,430,888)
Net increase (decrease) .......................... 246,350 $3,453,138 (202,120) $(3,059,705)
Class 2 Shares:
Shares sold ................................... 2,745,025 $40,653,699 2,823,604 $40,396,059
Shares issued in reinvestment of distributions .......... 4,046,048 59,153,220 1,157,940 16,604,851
Shares redeemed ............................... (8,994,562) (135,577,061) (8,698,868) (126,101,075)
Net increase (decrease) .......................... (2,203,489) $(35,770,142) (4,717,324) $(69,100,165)
Class 4 Shares:
Shares sold ................................... 260,920 $3,899,300 607,831 $8,825,001
Shares issued in reinvestment of distributions .......... 422,740 6,332,646 115,195 1,689,907
Shares redeemed ............................... (1,168,908) (18,072,576) (1,007,285) (14,923,421)
Net increase (decrease) .......................... (485,248) $(7,840,630) (284,259) $(4,408,513)
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Templeton Foreign VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.795% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.800% Up to and including $700 million
0.775% Over $700 million, up to and including $1.2 billion
0.675% In excess of $1.2 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Templeton Foreign VIP Fund
(continued)
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and passive foreign investment company shares.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $45,660,015 $300,125,178 $(326,504,274) $— $— $19,280,919 19,280,919 $1,470,305
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $— $165,997,146 $(116,052,390) $— $— $49,944,756 49,944,756 $254,759
Total Affiliated Securities ... $45,660,015 $466,122,324 $(442,556,664) $— $— $69,225,675 $1,725,064
2025 2024
Distributions paid from:
Ordinary income .......................................................... $23,262,981 $21,076,041
Long term capital gain ...................................................... 52,327,451 —
$75,590,432 $21,076,041
Cost of investments .......................................................................... $730,942,646
Unrealized appreciation ........................................................................ $232,349,691
Unrealized depreciation ........................................................................ (25,502,399)
Net unrealized appreciation (depreciation) .......................................................... $206,847,292
Distributable earnings:
Undistributed ordinary income ................................................................... $21,087,373
Undistributed long term capital gains .............................................................. 68,531,674
Total distributable earnings ..................................................................... $89,619,047
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Templeton Foreign VIP Fund
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$537,152,890 and $614,943,329, respectively.
At December 31, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$49,944,756 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2025, the Fund did not use the Global Credit Facility.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Templeton Foreign VIP Fund
(continued)
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ — $ 9,030,820 $ — $ 9,030,820
Automobiles .......................... 19,029,934 10,079,682 — 29,109,616
Banks ............................... 20,099,392 103,961,471 — 124,060,863
Beverages ........................... — 20,366,834 — 20,366,834
Broadline Retail ....................... — 22,268,175 — 22,268,175
Capital Markets ........................ 22,703,385 20,332,302 — 43,035,687
Chemicals ........................... — 17,432,354 — 17,432,354
Commercial Services & Supplies ........... — 13,014,556 — 13,014,556
Construction & Engineering ............... — 16,594,979 — 16,594,979
Construction Materials .................. — 16,098,698 — 16,098,698
Consumer Staples Distribution & Retail ...... — 19,294,805 — 19,294,805
Containers & Packaging ................. — 23,623,813 — 23,623,813
Diversified Telecommunication Services ..... — 13,982,859 — 13,982,859
Electric Utilities ........................ — 27,733,282 — 27,733,282
Electrical Equipment .................... — 29,617,370 — 29,617,370
Entertainment ......................... — 15,571,905 — 15,571,905
Food Products ........................ 1,215,724 — — 1,215,724
Health Care Providers & Services .......... — 9,779,331 — 9,779,331
Household Durables .................... — 13,058,221 — 13,058,221
Insurance ............................ 15,167,512 17,261,518 — 32,429,030
Life Sciences Tools & Services ............ 11,042,532 — — 11,042,532
Machinery ............................ 11,173,644 24,909,855 — 36,083,499
Metals & Mining ....................... — 16,076,447 — 16,076,447
Multi-Utilities .......................... — 16,662,817 — 16,662,817
Oil, Gas & Consumable Fuels ............. — 63,584,728 — 63,584,728
Personal Care Products ................. — 22,242,346 — 22,242,346
Pharmaceuticals ....................... — 66,138,407 — 66,138,407
Professional Services ................... — 11,300,229 — 11,300,229
Semiconductors & Semiconductor Equipment . — 78,957,640 — 78,957,640
Specialty Retail ........................ — 12,968,270 — 12,968,270
Technology Hardware, Storage & Peripherals . — 27,216,709 — 27,216,709
Textiles, Apparel & Luxury Goods .......... — 8,971,717 — 8,971,717
Short Term Investments ................... 69,225,675 — — 69,225,675
Total Investments in Securities ........... $169,657,798 $768,132,140
b
$— $937,789,938

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Templeton Foreign VIP Fund
(continued)
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $768,132,140, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
20
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Templeton Foreign VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Foreign VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
21
franklintempleton.com
Annual Report
Templeton Foreign VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $52,327,451
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $300,125
Amount Reported
Foreign Taxes Paid $1,434,256
Foreign Source Income Earned $17,542,777

Franklin Templeton Variable Insurance Products Trust
22
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

523-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

Templeton
Global Bond VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 14
Report of Independent Registered Public Accounting Firm 26
Tax Information 27
Changes In and Disagreements with Accountants 28
Results of Meeting(s) of Shareholders 28
Remuneration Paid to Directors, Officers and Others 28
Board Approval of Management and Subadvisory Agreements 28

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.06 $13.57 $13.15 $13.82 $14.49
Income from investment operations
a
:
Net investment income
b
......................... 0.78 0.67 0.51 0.47 0.48
Net realized and unrealized gains (losses) ........... 1.16 (2.18) (0.09) (1.14) (1.15)
Total from investment operations .................... 1.94 (1.51) 0.42 (0.67) (0.67)
Net asset value, end of year ....................... $14.00 $12.06 $13.57 $13.15 $13.82
Total return
c
................................... 16.09% (11.13)% 3.19% (4.85)% (4.62)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.49% 0.50% 0.50% 0.50% 0.51%
Expenses net of waiver and payments by affiliates ....... 0.46% 0.48% 0.48% 0.48% 0.50%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.46% 0.48% 0.44% 0.48%
d
0.50%
d
Net investment income ........................... 5.86% 5.22% 3.94% 3.56% 3.42%
Supplemental data
Net assets, end of year (000’s) ..................... $171,108 $154,393 $162,098 $153,423 $204,318
Portfolio turnover rate ............................ 26.12% 37.96% 106.76% 14.78% 27.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.38 $12.84 $12.47 $13.13 $13.82
Income from investment operations
a
:
Net investment income
b
......................... 0.70 0.60 0.45 0.41 0.43
Net realized and unrealized gains (losses) ........... 1.09 (2.06) (0.08) (1.07) (1.12)
Total from investment operations .................... 1.79 (1.46) 0.37 (0.66) (0.69)
Net asset value, end of year ....................... $13.17 $11.38 $12.84 $12.47 $13.13
Total return
c
................................... 15.73% (11.37)% 2.88% (4.95)% (4.99)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.74% 0.75% 0.75% 0.75% 0.76%
Expenses net of waiver and payments by affiliates ....... 0.71% 0.73% 0.73% 0.73% 0.75%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.71% 0.73% 0.69% 0.73%
d
0.75%
d
Net investment income ........................... 5.61% 4.96% 3.66% 3.31% 3.17%
Supplemental data
Net assets, end of year (000’s) ..................... $1,202,628 $1,167,095 $1,404,468 $1,527,997 $1,859,619
Portfolio turnover rate ............................ 26.12% 37.96% 106.76% 14.78% 27.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.63 $13.13 $12.77 $13.46 $14.17
Income from investment operations
a
:
Net investment income
b
......................... 0.71 0.61 0.45 0.41 0.42
Net realized and unrealized gains (losses) ........... 1.10 (2.11) (0.09) (1.10) (1.13)
Total from investment operations .................... 1.81 (1.50) 0.36 (0.69) (0.71)
Net asset value, end of year ....................... $13.44 $11.63 $13.13 $12.77 $13.46
Total return
c
................................... 15.56% (11.42)% 2.82% (5.13)% (5.01)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.84% 0.85% 0.85% 0.85% 0.86%
Expenses net of waiver and payments by affiliates ....... 0.81% 0.83% 0.83% 0.83% 0.85%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.81% 0.83% 0.79% 0.83%
d
0.85%
d
Net investment income ........................... 5.51% 4.86% 3.56% 3.21% 3.07%
Supplemental data
Net assets, end of year (000’s) ..................... $46,316 $43,727 $51,317 $55,577 $71,454
Portfolio turnover rate ............................ 26.12% 37.96% 106.76% 14.78% 27.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2025
Templeton Global Bond VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 76.8%
Australia 7.3%
New South Wales Treasury Corp. ,
Senior Bond , 2% , 3/08/33 ........ 7,096,000 AUD $ 3,895,672
a
Senior Bond , Reg S, 1.75% , 3/20/34 43,382,000 AUD 22,450,904
Queensland Treasury Corp. ,
Senior Bond , 2% , 8/22/33 ........ 23,430,000 AUD 12,603,875
a
Senior Bond , 144A, Reg S, 1.75% ,
7/20/34 ...................... 52,103,000 AUD 26,499,627
Treasury Corp. of Victoria ,
Senior Bond , 2.25% , 11/20/34 ..... 37,794,000 AUD 19,827,382
Senior Bond , 2% , 11/20/37 ........ 41,521,000 AUD 19,013,389
104,290,849
Brazil 10.0%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 .................. 120,945,000 BRL 21,409,458
10% , 1/01/31 .................. 435,778,000 BRL 70,142,697
10% , 1/01/33 .................. 130,494,000 BRL 20,165,249
F , 10% , 1/01/29 ................ 182,536,000 BRL 30,935,704
142,653,108
Colombia 6.5%
Colombia Titulos de Tesoreria ,
B , 7.5% , 8/26/26 ............... 40,107,600,000 COP 10,506,031
B , 6% , 4/28/28 ................. 28,988,600,000 COP 6,719,205
B , 7.75% , 9/18/30 .............. 37,868,000,000 COP 8,242,958
B , 7% , 3/26/31 ................. 17,210,500,000 COP 3,563,236
B , 7% , 6/30/32 ................. 24,227,000,000 COP 4,761,870
B , 13.25% , 2/09/33 ............. 95,554,000,000 COP 25,500,757
B , 7.25% , 10/18/34 ............. 53,738,000,000 COP 10,125,927
B , 6.25% , 7/09/36 .............. 10,374,000,000 COP 1,710,981
B , 9.25% , 5/28/42 .............. 105,895,500,000 COP 20,938,089
92,069,054
Egypt 2.7%
a
Egypt Government Bond ,
Senior Bond , 144A, 8.5% , 1/31/47 .. 16,780,000 16,510,164
Senior Bond , 144A, 8.7% , 3/01/49 .. 5,020,000 5,038,185
Senior Bond , 144A, 8.875% , 5/29/50 11,120,000 11,300,024
Senior Bond , 144A, 8.75% , 9/30/51 . 4,820,000 4,836,338
37,684,711
Ghana 1.1%
Ghana Government Bond ,
8.35% , 2/16/27 ................ 19,833,635 GHS 1,783,559
8.5% , 2/15/28 ................. 18,645,729 GHS 1,599,498
8.65% , 2/13/29 ................ 23,825,673 GHS 1,941,585
8.95% , 2/11/31 ................. 4,123,657 GHS 310,855
9.1% , 2/10/32 ................. 15,719,022 GHS 1,142,897
9.25% , 2/08/33 ................ 11,915,261 GHS 838,348
9.4% , 2/07/34 ................. 5,811,928 GHS 398,000
9.55% , 2/06/35 ................ 7,175,324 GHS 479,922
9.7% , 2/05/36 ................. 7,878,275 GHS 521,866
9.85% , 2/03/37 ................ 6,172,209 GHS 406,400
10% , 2/02/38 .................. 7,702,536 GHS 505,636
a
Senior Bond , 144A, 5% , 7/03/35 .... 2,250,000 2,064,052

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
Ghana Government Bond, (continued)
a
Senior Bond , 144A, 1.5% , 1/03/37 .. 7,130,000 $ 4,007,144
15,999,762
Greece 1.5%
a
Greece Government Bond ,
Senior Bond , 144A, Reg S, 4.25% ,
6/15/33 ...................... 8,044,000 EUR 10,124,352
Senior Bond , 144A, Reg S, 3.375% ,
6/15/34 ...................... 9,091,000 EUR 10,744,269
20,868,621
India 7.3%
India Government Bond ,
Senior Bond , 5.77% , 8/03/30 ...... 526,000,000 INR 5,721,090
Senior Bond , 7.26% , 8/22/32 ...... 1,877,900,000 INR 21,641,020
Senior Bond , 7.18% , 8/14/33 ...... 3,641,200,000 INR 41,839,523
Senior Bond , 7.1% , 4/08/34 ....... 552,840,000 INR 6,326,646
Senior Bond , 6.79% , 10/07/34 ..... 1,290,600,000 INR 14,504,183
Senior Note , 7.1% , 4/18/29 ....... 1,222,620,000 INR 14,034,773
104,067,235
Malaysia 9.3%
Malaysia Government Bond ,
3.9% , 11/30/26 ................. 68,750,000 MYR 17,095,654
3.892% , 3/15/27 ................ 5,820,000 MYR 1,450,801
3.502% , 5/31/27 ................ 56,390,000 MYR 13,985,373
3.899% , 11/16/27 ............... 209,830,000 MYR 52,694,179
3.733% , 6/15/28 ................ 15,880,000 MYR 3,977,620
3.885% , 8/15/29 ................ 41,250,000 MYR 10,404,525
4.498% , 4/15/30 ................ 47,374,000 MYR 12,247,936
3.582% , 7/15/32 ................ 82,656,000 MYR 20,608,010
132,464,098
Mexico 4.4%
Mexican Bonos Desarr Fixed Rate ,
M , 8.5% , 3/01/29 ............... 217,080,000 MXN 12,167,295
M , 8.5% , 2/28/30 ............... 238,510,000 MXN 13,287,799
M , 7.75% , 5/29/31 .............. 169,690,000 MXN 9,085,845
M , Senior Bond , 8.5% , 5/31/29 ..... 488,850,000 MXN 27,389,280
61,930,219
Norway 5.3%
a
Norway Government Bond , Senior
Bond , 144A, Reg S, 1.75% , 2/17/27 . 775,683,000 NOK 75,115,318
Panama 4.5%
Panama Government Bond ,
Senior Bond , 3.16% , 1/23/30 ...... 1,922,000 1,804,950
Senior Bond , 2.252% , 9/29/32 ..... 7,860,000 6,512,796
Senior Bond , 3.298% , 1/19/33 ..... 800,000 704,280
Senior Bond , 6.4% , 2/14/35 ....... 23,270,000 24,598,717
Senior Bond , 6.7% , 1/26/36 ....... 880,000 948,948
Senior Bond , 8% , 3/01/38 ........ 25,610,000 29,966,261
64,535,952

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Serbia 0.4%
Serbia Treasury Bonds , 4.5% , 8/20/32 . 624,310,000 RSD $ 6,113,112
South Africa 7.9%
South Africa Government Bond ,
8.875% , 2/28/35 ................ 332,190,000 ZAR 20,901,594
8.5% , 1/31/37 ................. 580,718,000 ZAR 34,782,257
9% , 1/31/40 ................... 612,520,000 ZAR 37,088,047
8.75% , 1/31/44 ................ 324,968,600 ZAR 18,787,900
111,559,798
Spain 4.5%
a
Spain Bonos Y Oblig del Estado ,
Senior Bond , 144A, Reg S, 3.55% ,
10/31/33 ..................... 23,831,000 EUR 28,959,214
Senior Bond , 144A, Reg S, 3.15% ,
4/30/35 ...................... 29,290,000 EUR 34,192,300
63,151,514
Supranational 1.3%
a ,b
European Investment Bank ,
Senior Bond , 144A, 6.5% , 7/11/35 .. 249,500,000 INR 2,687,750
Senior Note , 144A, 6.25% , 7/11/30 .. 843,400,000 INR 9,185,439
b
Inter-American Development Bank ,
Senior Bond , 7% , 8/08/33 ........ 178,000,000 INR 1,999,320
b
International Bank for Reconstruction
& Development , Senior Note , 6.89% ,
2/06/30 ...................... 361,000,000 INR 4,057,863
17,930,372
Uruguay 2.8%
c
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875% , 7/02/40 1,452,338,781 UYU 40,328,824
Total Foreign Government and Agency Securities (Cost $ 1,052,024,796 ) ...........
1,090,762,547
U.S. Government and Agency Securities 9.0%
United States 9.0%
U.S. Treasury Notes ,
3.5%, 2/15/33 ................. 117,400,000 114,109,590
4.25%, 11/15/34 ................ 13,001,100 13,140,507
127,250,097
Total U.S. Government and Agency Securities (Cost $ 129,987,490 ) ................
127,250,097
Total Long Term Investments (Cost $ 1,182,012,286 ) .............................
1,218,012,644

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Short Term Investments 12.1%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 12.1%
United States 12.1%
d,e
Franklin Institutional U.S. Government
Money Market Fund , 3.681% ...... 171,798,349 $ 171,798,349
Total Money Market Funds (Cost $ 171,798,349 ) .................................
171,798,349
a a a a a
Total Short Term Investments (Cost $ 171,798,349 ) ...............................
171,798,349
a a a
Total Investments (Cost $ 1,353,810,635 ) 97.9% ..................................
$1,389,810,993
Other Assets, less Liabilities 2.1% .............................................
30,240,353
Net Assets 100.0% ...........................................................
$1,420,051,346
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $263,715,080, representing 18.6% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(e) .
d
See Note 3 ( e ) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
At December 31, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
See Note  8  regarding other derivative information.
See Abbreviations on page 25 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BNDP Sell 3,325,000 3,885,562 1/14/26 $ — $ (23,662)
Euro ............. BOFA Sell 17,697,861 20,678,092 1/14/26 — (129,394)
Chinese Yuan ...... HSBK Sell 232,298,171 32,994,556 1/16/26 — (329,554)
Euro ............. BZWS Sell 20,698,139 24,094,393 1/16/26 — (242,945)
Euro ............. JPHQ Sell 20,699,000 24,114,211 1/16/26 — (224,140)
Serbian Dinar ...... DBAB Buy 337,808,788 3,355,939 1/20/26 27,483 —
Chinese Yuan ...... MSCO Sell 517,170,000 73,227,403 1/26/26 — (1,009,965)
Serbian Dinar ...... DBAB Buy 1,188,227,000 11,704,733 2/05/26 192,021 —
Japanese Yen ...... MSCO Buy 12,574,788,000 82,727,236 2/10/26 — (2,188,171)
Japanese Yen ...... JPHQ Buy 2,202,609,690 15,191,355 2/13/26 — (1,080,670)
Japanese Yen ...... MSCO Buy 2,196,400,000 15,146,750 2/13/26 — (1,075,848)
Chinese Yuan ...... CITI Sell 138,358,144 19,491,455 2/24/26 — (402,512)
Chinese Yuan ...... DBAB Sell 388,967,377 55,164,576 2/24/26 — (763,493)
Australian Dollar .... HSBK Buy 71,050,000 45,802,809 2/25/26 1,619,457 —
Australian Dollar .... HSBK Sell 15,470,000 10,308,086 2/25/26 — (17,353)
Mexican Peso ...... BNDP Buy 393,038,660 20,762,739 2/27/26 951,902 —
Mexican Peso ...... HSBK Buy 823,179,264 43,488,191 2/27/26 1,990,905 —
Mexican Peso ...... HSBK Sell 57,310,000 3,152,521 2/27/26 — (13,748)
Serbian Dinar ...... DBAB Buy 578,763,000 5,738,565 3/10/26 55,351 —
Chinese Yuan ...... CITI Sell 137,671,876 19,509,108 3/17/26 — (310,380)
Japanese Yen ...... MSCO Buy 13,842,695,000 90,943,519 3/17/26 — (2,026,754)
Serbian Dinar ...... DBAB Buy 1,486,651,427 14,894,814 3/17/26 — (13,246)
South Korean Won .. JPHQ Buy 5,342,000,000 3,656,525 3/18/26 52,452 —
South Korean Won .. DBAB Buy 42,726,848,000 28,975,802 3/19/26 690,944 —
Chinese Yuan ...... HSBK Sell 478,930,000 67,939,115 3/30/26 — (1,063,153)
Serbian Dinar ...... DBAB Buy 793,386,000 7,919,288 4/01/26 21,353 —
Japanese Yen ...... BNDP Buy 8,616,174,660 57,702,750 4/16/26 — (2,216,188)
Japanese Yen ...... DBAB Buy 2,720,492,240 18,236,665 4/16/26 — (717,201)
Japanese Yen ...... MSCO Buy 13,842,695,000 91,742,131 5/07/26 — (2,446,962)
South Korean Won .. MSCO Buy 102,473,100,000 71,307,957 5/12/26 — (2,973)
Chinese Yuan ...... JPHQ Sell 109,990,533 15,632,093 5/21/26 — (259,288)
Mexican Peso ...... BNDP Buy 142,834,437 7,671,270 6/10/26 134,829 —
Mexican Peso ...... HSBK Buy 145,436,000 7,812,084 6/10/26 136,193 —
Total Forward Exchange Contracts ................................................... $5,872,890 $(16,557,600)
Net unrealized appreciation (depreciation) ............................................ $(10,684,710)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Templeton
Global Bond
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,182,012,286
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 171,798,349
Value - Unaffiliated issuers .................................................................. $1,218,012,644
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 171,798,349
Cash .................................................................................... 2,810,000
Foreign currency, at value (cost $ 160,000 ) ........................................................ 162,739
Receivables:
Capital shares sold ........................................................................ 280,329
Interest ................................................................................. 30,691,420
Deposits with brokers for:
OTC derivative contracts .................................................................. 11,388,782
Unrealized appreciation on OTC forward exchange contracts .......................................... 5,872,890
Total assets .......................................................................... 1,441,017,153
Liabilities:
Payables:
Capital shares redeemed ................................................................... 499,084
Management fees ......................................................................... 543,272
Distribution fees .......................................................................... 269,404
Trustees' fees and expenses ................................................................. 272
Deposits from brokers for:
OTC derivative contracts .................................................................. 2,810,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 16,557,600
Accrued expenses and other liabilities ........................................................... 286,175
Total liabilities ......................................................................... 20,965,807
Net assets, at value ................................................................. $1,420,051,346
Net assets consist of:
Paid-in capital ............................................................................. $1,662,586,186
Total distributable earnings (losses) ............................................................. (242,534,840)
Net assets, at value ................................................................. $1,420,051,346

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Templeton
Global Bond
VIP Fund
Class 1:
Net assets, at value ....................................................................... $171,107,753
Shares outstanding ........................................................................ 12,224,871
Net asset value and maximum offering price per share
a
............................................. $14.00
Class 2:
Net assets, at value ....................................................................... $1,202,627,955
Shares outstanding ........................................................................ 91,285,118
Net asset value and maximum offering price per share
a
............................................. $13.17
Class 4:
Net assets, at value ....................................................................... $46,315,638
Shares outstanding ........................................................................ 3,445,671
Net asset value and maximum offering price per share
a
............................................. $13.44
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
Templeton
Global Bond
VIP Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................................. $7,344,191
Interest: (net of foreign taxes of $2,644,323)
Unaffiliated issuers ........................................................................ 82,143,929
Total investment income ................................................................... 89,488,120
Expenses:
Management fees (Note 3 a ) ................................................................... 6,618,411
Distribution fees: (Note 3c )
Class 2 ................................................................................ 3,022,712
Class 4 ................................................................................ 161,068
Custodian fees ............................................................................ 122,728
Reports to shareholders fees .................................................................. 29,132
Professional fees ........................................................................... 116,003
Trustees' fees and expenses .................................................................. 15,252
Other .................................................................................... 62,724
Total expenses ......................................................................... 10,148,030
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (446,783)
Net expenses ......................................................................... 9,701,247
Net investment income ................................................................ 79,786,873
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (38,137,899)
Written options ........................................................................... 6,595,280
Foreign currency transactions ................................................................ (145,332)
Forward exchange contracts ................................................................. (25,346,726)
Swap contracts ........................................................................... (3,557,794)
Net realized gain (loss) .................................................................. (60,592,471)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 175,432,981
Translation of other assets and liabilities denominated in foreign currencies .............................. 1,782,522
Written options ........................................................................... (146,943)
Forward exchange contracts ................................................................. 3,533,649
Swap contracts ........................................................................... 6,263,575
Change in deferred taxes on unrealized appreciation ............................................... 53,530
Net change in unrealized appreciation (depreciation) ............................................ 186,919,314
Net realized and unrealized gain (loss) ............................................................ 126,326,843
Net increase (decrease) in net assets resulting from operations .......................................... $206,113,716

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
Templeton Global Bond VIP Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $79,786,873 $74,707,414
Net realized gain (loss) ................................................. (60,592,471) (67,458,547)
Net change in unrealized appreciation (depreciation) ........................... 186,919,314 (182,491,404)
Net increase (decrease) in net assets resulting from operations ................ 206,113,716 (175,242,537)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (6,550,788) 10,828,419
Class 2 ............................................................. (140,723,791) (86,358,727)
Class 4 ............................................................. (4,003,187) (1,894,686)
Total capital share transactions ............................................ (151,277,766) (77,424,994)
Net increase (decrease) in net assets ................................... 54,835,950 (252,667,531)
Net assets:
Beginning of year ....................................................... 1,365,215,396 1,617,882,927
End of year ........................................................... $1,420,051,346 $1,365,215,396

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Templeton Global Bond VIP Fund
14
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of seventeen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Templeton Global Bond VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss.
Option contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 1,413,179 $18,857,864 4,381,994 $56,217,700
Shares redeemed ............................... (1,985,157) (25,408,652) (3,527,969) (45,389,281)
Net increase (decrease) .......................... (571,978) $(6,550,788) 854,025 $10,828,419
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.468% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 2 Shares:
Shares sold ................................... 5,735,701 $71,030,562 6,987,518 $84,176,369
Shares redeemed ............................... (16,965,366) (211,754,353) (13,858,029) (170,535,096)
Net increase (decrease) .......................... (11,229,665) $(140,723,791) (6,870,511) $(86,358,727)
Class 4 Shares:
Shares sold ................................... 389,440 $4,886,797 654,525 $8,238,130
Shares redeemed ............................... (704,416) (8,889,984) (803,325) (10,132,816)
Net increase (decrease) .......................... (314,976) $(4,003,187) (148,800) $(1,894,686)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $147,171,635 $383,578,930 $(358,952,216) $— $— $171,798,349 171,798,349 $7,344,191
Total Affiliated Securities ... $147,171,635 $383,578,930 $(358,952,216) $— $— $171,798,349 $7,344,191
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 33,071,886
Long term ................................................................................ 283,393,954
Total capital loss carryforwards ............................................................... $316,465,840
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
20
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, tax straddles and derivative financial instruments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$312,514,725 and $435,083,848, respectively.
6. Credit Risk
At December 31, 2025, the Fund had 25.8% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Other Derivative Information
At December 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $1,350,553,983
Unrealized appreciation ........................................................................ $85,420,713
Unrealized depreciation ........................................................................ (56,848,413)
Net unrealized appreciation (depreciation) .......................................................... $28,572,300
Distributable earnings:
Undistributed ordinary income ................................................................... $44,675,558
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond VIP Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 5,872,890 Unrealized depreciation on OTC
forward exchange contracts
$ 16,557,600
Total .................... $5,872,890 $16,557,600
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
21
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
For the year ended December 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2025, the average month end notional amount of swap contracts and options represented
$42,881,538 and $1,281,332,769, respectively. The average month end contract value of forward exchange contracts was
$1,058,800,443.
At December 31, 2025, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton Global Bond VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $(3,557,794) Swap contracts $6,263,575
Foreign exchange contracts .....
Investments (15,683,709)
a
Investments 8,215,074
a
Written options 6,595,280 Written options (146,943)
Forward exchange contracts (25,346,726) Forward exchange contracts 3,533,649
Total ....................... $(37,992,949) $17,865,355
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond VIP Fund
Forward Exchange Contracts ............................. $ 5,872,890 $ 16,557,600
Total ............................................. $5,872,890 $16,557,600
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
22
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
At December 31, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
At December 31, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
a
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BNDP ................... $ 1,086,731 $ (1,086,731) $ — $ — $ —
BOFA .................... — — — — —
BZWS ................... — — — — —
CITI ..................... — — — — —
DBAB ................... 987,152 (987,152) — — —
HSBK ................... 3,746,555 (1,423,808) — (2,322,747) —
JPHQ ................... 52,452 (52,452) — — —
MSCO ................... — — — — —
Total ................... $5,872,890 $(3,550,143) $— $(2,322,747) $—
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BNDP ................... $ 2,239,850 $ (1,086,731) $ — $ (880,000) $ 273,119
BOFA .................... 129,394 — — (129,394) —
BZWS ................... 242,945 — — (242,945) —
CITI ..................... 712,892 — — (540,000) 172,892
DBAB ................... 1,493,940 (987,152) — (310,000) 196,788
HSBK ................... 1,423,808 (1,423,808) — — —
JPHQ ................... 1,564,098 (52,452) — (1,330,000) 181,646
MSCO ................... 8,750,673 — — (7,918,782) 831,891
Total ................... $16,557,600 $(3,550,143) $— $(11,351,121) $1,656,336
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
23
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 25 .
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2025, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... $ — $ 1,090,762,547 $ — $ 1,090,762,547
U.S. Government and Agency Securities ....... — 127,250,097 — 127,250,097
Short Term Investments ................... 171,798,349 — — 171,798,349
Total Investments in Securities ........... $171,798,349 $1,218,012,644 $— $1,389,810,993
Other Financial Instruments:
Forward Exchange Contracts ............... $— $5,872,890 $— $5,872,890
Total Other Financial Instruments ......... $— $5,872,890 $— $5,872,890
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
24
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 16,557,600 $ — $ 16,557,600
Total Other Financial Instruments ......... $— $16,557,600 $— $16,557,600
a
For detailed categories, see the accompanying Schedule of Investments.
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
25
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
INR
Indian Rupee
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
RSD
Serbian Dinar
UYU
Uruguayan Peso
ZAR
South African Rand

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
26
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Templeton Global Bond
VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Global Bond VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31,
2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
27
franklintempleton.com
Annual Report
Templeton Global Bond VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Amount Reported
Foreign Taxes Paid $2,644,312
Foreign Source Income Earned $70,661,575

Franklin Templeton Variable Insurance Products Trust
28
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund‘s investment manager according to the terms of the agreement.
Board Approval of Investment Management Agreements
For the period covered by this report
Not applicable.

4827-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

Templeton
Growth VIP Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 21
Tax Information 22
Changes In and Disagreements with Accountants 23
Results of Meeting(s) of Shareholders 23
Remuneration Paid to Directors, Officers and Others 23
Board Approval of Management and Subadvisory Agreements 23

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.77 $12.26 $10.47 $11.87 $11.42
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.15 0.14 0.12 0.09
Net realized and unrealized gains (losses) ........... 2.82 0.55 2.06 (1.47) 0.52
Total from investment operations .................... 2.94 0.70 2.20 (1.35) 0.61
Less distributions from:
Net investment income .......................... (0.16) (0.15) (0.41) (0.05) (0.16)
Net realized gains ............................. (1.04) (0.04) — — —
Total distributions ............................... (1.20) (0.19) (0.41) (0.05) (0.16)
Net asset value, end of year ....................... $14.51 $12.77 $12.26 $10.47 $11.87
Total return
c
................................... 24.16% 5.70% 21.23% (11.32)% 5.26%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.94% 0.92% 0.91% 0.90% 0.91%
Expenses net of waiver and payments by affiliates ....... 0.87% 0.87% 0.87% 0.90%
d
0.91%
d
Net investment income ........................... 0.87% 1.15% 1.20% 1.12% 0.71%
Supplemental data
Net assets , end of year (000’s) ..................... $37,948 $33,772 $34,924 $31,251 $39,373
Portfolio turnover rate ............................ 77.90% 51.62% 29.48% 34.43% 45.59%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.48 $11.99 $10.24 $11.59 $11.17
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.11 0.11 0.09 0.05
Net realized and unrealized gains (losses) ........... 2.75 0.54 2.02 (1.42) 0.50
Total from investment operations .................... 2.83 0.65 2.13 (1.33) 0.55
Less distributions from:
Net investment income .......................... (0.12) (0.12) (0.38) (0.02) (0.13)
Net realized gains ............................. (1.04) (0.04) — — —
Total distributions ............................... (1.16) (0.16) (0.38) (0.02) (0.13)
Net asset value, end of year ....................... $14.15 $12.48 $11.99 $10.24 $11.59
Total return
c
................................... 23.83% 5.40% 21.01% (11.50)% 4.87%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.19% 1.17% 1.16% 1.15% 1.18%
Expenses net of waiver and payments by affiliates ....... 1.12% 1.12% 1.12% 1.15%
d
1.18%
d
Net investment income ........................... 0.63% 0.90% 0.95% 0.87% 0.39%
Supplemental data
Net assets , end of year (000’s) ..................... $319,119 $302,997 $333,250 $315,684 $405,365
Portfolio turnover rate ............................ 77.90% 51.62% 29.48% 34.43% 45.59%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.70 $12.19 $10.41 $11.79 $11.35
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.10 0.10 0.08 0.03
Net realized and unrealized gains (losses) ........... 2.80 0.55 2.04 (1.45) 0.53
Total from investment operations .................... 2.87 0.65 2.14 (1.37) 0.56
Less distributions from:
Net investment income .......................... (0.10) (0.10) (0.36) (0.01) (0.12)
Net realized gains ............................. (1.04) (0.04) — — —
Total distributions ............................... (1.14) (0.14) (0.36) (0.01) (0.12)
Net asset value, end of year ....................... $14.43 $12.70 $12.19 $10.41 $11.79
Total return
c
................................... 23.71% 5.35% 20.79% (11.62)% 4.85%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.29% 1.27% 1.26% 1.25% 1.29%
Expenses net of waiver and payments by affiliates ....... 1.22% 1.22% 1.22% 1.25%
d
1.29%
d
Net investment income ........................... 0.54% 0.80% 0.85% 0.77% 0.24%
Supplemental data
Net assets , end of year (000’s) ..................... $13,877 $14,425 $16,621 $17,048 $21,559
Portfolio turnover rate ............................ 77.90% 51.62% 29.48% 34.43% 45.59%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2025
Templeton Growth VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.2%
Aerospace & Defense 6.5%
Airbus SE ......................................... France 35,910 $ 8,339,163
Rolls-Royce Holdings plc ............................. United Kingdom 531,637 8,222,145
Safran SA ......................................... France 21,354 7,437,963
23,999,271
Automobiles 0.9%
BYD Co. Ltd. , H .................................... China 270,300 3,303,271
Banks 11.8%
HDFC Bank Ltd. .................................... India 566,927 6,262,783
ING Groep NV ..................................... Netherlands 285,964 8,037,943
KeyCorp .......................................... United States 226,622 4,677,478
Mizuho Financial Group, Inc. ........................... Japan 131,907 4,813,888
PNC Financial Services Group, Inc. (The) ................. United States 20,036 4,182,114
Royal Bank of Canada ............................... Canada 30,815 5,253,289
a,b
SBI Shinsei Bank Ltd. ................................ Japan 179,058 1,989,025
Sumitomo Mitsui Financial Group, Inc. .................... Japan 144,778 4,656,266
Wells Fargo & Co. ................................... United States 43,477 4,052,057
43,924,843
Broadline Retail 2.9%
a
Amazon.com, Inc. ................................... United States 46,435 10,718,127
Building Products 0.8%
a
Builders FirstSource, Inc. ............................. United States 27,510 2,830,504
Capital Markets 1.1%
Charles Schwab Corp. (The) ........................... United States 40,185 4,014,883
Chemicals 1.1%
b
Akzo Nobel NV ..................................... Netherlands 57,562 4,005,194
Construction & Engineering 1.6%
Vinci SA .......................................... France 42,699 6,007,028
Construction Materials 1.3%
b
CRH plc .......................................... United States 39,287 4,903,018
Containers & Packaging 1.4%
Crown Holdings, Inc. ................................. United States 36,845 3,793,929
b
Smurfit WestRock plc ................................ United States 36,658 1,417,565
5,211,494
Electric Utilities 1.9%
SSE plc .......................................... United Kingdom 244,329 7,163,217
Electrical Equipment 3.7%
Mitsubishi Electric Corp. .............................. Japan 138,200 4,029,478
Schneider Electric SE ................................ United States 15,312 4,188,984
a
Siemens Energy AG ................................. Germany 39,387 5,525,546
13,744,008
Electronic Equipment, Instruments & Components 1.4%
Keyence Corp. ..................................... Japan 13,900 5,027,977
Entertainment 1.3%
Universal Music Group NV ............................ Netherlands 188,238 4,907,334
Financial Services 1.1%
Visa, Inc. , A ........................................ United States 11,422 4,005,810

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Growth VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 1.0%
McCormick & Co., Inc. ............................... United States 56,664 $ 3,859,385
Ground Transportation 1.0%
Canadian Pacific Kansas City Ltd. ....................... Canada 50,307 3,703,706
Health Care Equipment & Supplies 3.0%
Alcon AG ......................................... United States 46,412 3,672,494
Medtronic plc ...................................... United States 39,720 3,815,503
Zimmer Biomet Holdings, Inc. .......................... United States 40,604 3,651,112
11,139,109
Health Care Providers & Services 2.9%
HCA Healthcare, Inc. ................................. United States 11,756 5,488,406
UnitedHealth Group, Inc. .............................. United States 15,678 5,175,465
10,663,871
Industrial Conglomerates 3.1%
Honeywell International, Inc. ........................... United States 26,803 5,228,997
Siemens AG ....................................... Germany 22,289 6,242,627
11,471,624
Insurance 1.1%
AIA Group Ltd. ..................................... Hong Kong 398,200 4,098,710
Interactive Media & Services 6.8%
Alphabet, Inc. , A .................................... United States 46,414 14,527,582
Meta Platforms, Inc. , A ............................... United States 8,913 5,883,382
c
Tencent Holdings Ltd. ................................ China 60,500 4,642,984
25,053,948
Life Sciences Tools & Services 3.6%
a
ICON plc .......................................... United States 21,082 3,841,562
Thermo Fisher Scientific, Inc. .......................... United States 16,630 9,636,254
13,477,816
Machinery 1.0%
b
Ebara Corp. ....................................... Japan 158,143 3,727,394
Oil, Gas & Consumable Fuels 1.5%
BP plc ............................................ United States 975,739 5,690,475
Personal Care Products 1.8%
b
Unilever plc ........................................ United Kingdom 100,405 6,569,466
Pharmaceuticals 4.5%
AstraZeneca plc .................................... United Kingdom 40,369 7,470,661
Eli Lilly & Co. ...................................... United States 8,524 9,160,572
16,631,233
Semiconductors & Semiconductor Equipment 10.2%
ASM International NV ................................ Netherlands 7,443 4,505,957
Broadcom, Inc. ..................................... United States 10,993 3,804,677
NVIDIA Corp. ...................................... United States 92,072 17,171,428
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 41,204 12,521,484
38,003,546
Software 6.9%
Intuit, Inc. ......................................... United States 8,413 5,572,939
Microsoft Corp. ..................................... United States 34,577 16,722,129

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
SAP SE .......................................... Germany 13,668 $ 3,320,894
25,615,962
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc. ........................................ United States 34,448 9,365,033
Samsung Electronics Co. Ltd. .......................... South Korea 102,736 8,610,808
17,975,841
Textiles, Apparel & Luxury Goods 3.7%
LVMH Moet Hennessy Louis Vuitton SE .................. France 9,761 7,357,215
NIKE, Inc. , B ....................................... United States 101,634 6,475,102
13,832,317
Trading Companies & Distributors 1.5%
Ferguson Enterprises, Inc. ............................ United States 24,152 5,376,960
Total Common Stocks (Cost $ 276,784,601 ) ...................................
360,657,342
Short Term Investments 5.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 2.9%
National Bank of Canada , 3.58% , 1/02/26 ................. Canada 5,000,000 5,000,000
Royal Bank of Canada , 3.6% , 1/02/26 .................... Canada 5,800,000 5,800,000
Total Time Deposits (Cost $ 10,800,000 ) ......................................
10,800,000
Shares
d
Investments from Cash Collateral Received for
Loaned Securities 2.1%
Money Market Funds 2.1%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.681% ......................................... United States 7,700,939 7,700,939
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 7,700,939 ) ..........................................................
7,700,939
Total Short Term Investments (Cost $ 18,500,939 ) ..............................
18,500,939
a
Total Investments (Cost $ 295,285,540 ) 102.2% ................................
$379,158,281
Other Assets, less Liabilities (2.2) % .........................................
(8,214,193)
Net Assets 100.0% .........................................................
$370,944,088
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Growth VIP Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
See Abbreviations on page 20.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2025. See Note 1(c).
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At December 31, 2025, the value of this security was $4,642,984, represent-
ing 1.3% of net assets.
d
See Note 1(c) regarding securities on loan.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Templeton
Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $287,584,601
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 7,700,939
Value - Unaffiliated issuers (Includes securities loaned of $ 18,578,758 ) ................................. $371,457,342
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 7,700,939
Cash .................................................................................... 69,586
Receivables:
Capital shares sold ........................................................................ 413
Dividends and interest ..................................................................... 560,931
European Union tax reclaims (Note 1 d ) ......................................................... 173,685
Total assets .......................................................................... 379,962,896
Liabilities:
Payables:
Investment securities purchased .............................................................. 652,324
Capital shares redeemed ................................................................... 136,256
Management fees ......................................................................... 250,741
Distribution fees .......................................................................... 71,942
Trustees' fees and expenses ................................................................. 76
Payable upon return of securities loaned (Note 1 c ) .................................................. 7,700,939
Deferred taxes on unrealized appreciation ........................................................ 126,257
Accrued expenses and other liabilities ........................................................... 80,273
Total liabilities ......................................................................... 9,018,808
Net assets, at value ................................................................. $370,944,088
Net assets consist of:
Paid-in capital ............................................................................. $230,616,085
Total distributable earnings (losses) ............................................................. 140,328,003
Net assets, at value ................................................................. $370,944,088
Templeton
Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $37,947,704
Shares outstanding ........................................................................ 2,614,737
Net asset value and maximum offering price per share
a
............................................. $14.51
Class 2:
Net assets, at value ....................................................................... $319,119,478
Shares outstanding ........................................................................ 22,550,256
Net asset value and maximum offering price per share
a
............................................. $14.15
Class 4:
Net assets, at value ....................................................................... $13,876,906
Shares outstanding ........................................................................ 961,447
Net asset value and maximum offering price per share
a
............................................. $14.43
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Templeton
Growth VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $271,448)
Unaffiliated issuers ........................................................................ $5,685,146
Interest:
Unaffiliated issuers ........................................................................ 611,563
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (5,656)
Non-controlled affiliates (Note 3 e ) ............................................................. 21,530
Other income (Note 1 d ) ...................................................................... 4,594
Total investment income ................................................................... 6,317,177
Expenses:
Management fees (Note 3 a ) ................................................................... 3,241,190
Distribution fees: (Note 3c )
Class 2 ................................................................................ 779,169
Class 4 ................................................................................ 49,108
Custodian fees ............................................................................ 5,957
Reports to shareholders fees .................................................................. 20,055
Professional fees ........................................................................... 90,870
Trustees' fees and expenses .................................................................. 4,066
Other .................................................................................... 35,881
Total expenses ......................................................................... 4,226,296
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (255,226)
Net expenses ......................................................................... 3,971,070
Net investment income ................................................................ 2,346,107
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $755,738)
Unaffiliated issuers ...................................................................... 55,675,933
Foreign currency transactions ................................................................ 34,018
Net realized gain (loss) .................................................................. 55,709,951
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 18,482,696
Translation of other assets and liabilities denominated in foreign currencies .............................. 46,912
Change in deferred taxes on unrealized appreciation ............................................... 538,187
Net change in unrealized appreciation (depreciation) ............................................ 19,067,795
Net realized and unrealized gain (loss) ............................................................ 74,777,746
Net increase (decrease) in net assets resulting from operations .......................................... $77,123,853

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Templeton Growth VIP Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,346,107 $3,473,292
Net realized gain (loss) ................................................. 55,709,951 28,211,786
Net change in unrealized appreciation (depreciation) ........................... 19,067,795 (10,749,072)
Net increase (decrease) in net assets resulting from operations ................ 77,123,853 20,936,006
Distributions to shareholders:
Class 1 ............................................................. (3,009,419) (531,254)
Class 2 ............................................................. (26,479,356) (4,139,710)
Class 4 ............................................................. (1,144,393) (176,753)
Total distributions to shareholders .......................................... (30,633,168) (4,847,717)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (552,786) (2,621,281)
Class 2 ............................................................. (23,779,437) (44,164,595)
Class 4 ............................................................. (2,408,636) (2,902,918)
Total capital share transactions ............................................ (26,740,859) (49,688,794)
Net increase (decrease) in net assets ................................... 19,749,826 (33,600,505)
Net assets:
Beginning of year ....................................................... 351,194,262 384,794,767
End of year ........................................................... $370,944,088 $351,194,262

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Templeton Growth VIP Fund
12
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of seventeen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Templeton Growth VIP Fund (Fund)
is included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. At December 31, 2025, 40.4% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
13
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
(continued)
the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at December 31,
2025, the Fund held $11,779,510 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
14
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
(continued)
taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
(continued)
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 27,669 $359,446 70,226 $909,757
Shares issued in reinvestment of distributions .......... 233,288 3,009,419 40,992 531,254
Shares redeemed ............................... (290,845) (3,921,651) (314,174) (4,062,292)
Net increase (decrease) .......................... (29,888) $(552,786) (202,956) $(2,621,281)
Class 2 Shares:
Shares sold ................................... 1,218,777 $16,047,429 656,666 $8,308,166
Shares issued in reinvestment of distributions .......... 2,103,206 26,479,356 326,475 4,139,710
Shares redeemed ............................... (5,056,908) (66,306,222) (4,499,430) (56,612,471)
Net increase (decrease) .......................... (1,734,925) $(23,779,437) (3,516,289) $(44,164,595)
Class 4 Shares:
Shares sold ................................... 8,604 $111,321 48,727 $627,969
Shares issued in reinvestment of distributions .......... 89,058 1,144,393 13,691 176,753
Shares redeemed ............................... (272,166) (3,664,350) (289,492) (3,707,640)
Net increase (decrease) .......................... (174,504) $(2,408,636) (227,074) $(2,902,918)
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Templeton Asset Management Ltd. (TAML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
16
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.897% of the Fund’s average daily net assets.
Under a subadvisory agreement, TAML, an affiliate of Global Advisors, provides subadvisory services to the Fund. The subadvisory fee is paid by Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund. Effective August 1, 2025, the subadvisory agreement was terminated for TAML.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by
Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations,
Annualized Fee Rate Net Assets
1.000% Up to and including $100 million
0.900% Over $100 million, up to and including $250 million
0.800% Over $250 million, up to and including $500 million
0.750% Over $500 million, up to and including $1 billion
0.700% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
17
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
(continued)
in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.87% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $— $32,329,608 $(24,628,669) $— $— $7,700,939 7,700,939 $21,530
Total Affiliated Securities ... $— $32,329,608 $(24,628,669) $— $— $7,700,939 $21,530
2025 2024
Distributions paid from:
Ordinary income .......................................................... $3,259,273 $4,481,139
Long term capital gain ...................................................... 27,373,895 366,578
$30,633,168 $4,847,717
Cost of investments .......................................................................... $295,808,490
Unrealized appreciation ........................................................................ $88,495,390
Unrealized depreciation ........................................................................ (5,145,599)
Net unrealized appreciation (depreciation) .......................................................... $83,349,791
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
18
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, foreign capital gains tax and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$271,455,112 and $324,262,373, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Distributable earnings:
Undistributed ordinary income ................................................................... $8,367,135
Undistributed long term capital gains .............................................................. 49,320,517
Total distributable earnings ..................................................................... $57,687,652
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2025, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ — $ 23,999,271 $ — $ 23,999,271
Automobiles .......................... — 3,303,271 — 3,303,271
Banks ............................... 20,153,963 23,770,880 — 43,924,843
Broadline Retail ....................... 10,718,127 — — 10,718,127
Building Products ...................... 2,830,504 — — 2,830,504
Capital Markets ........................ 4,014,883 — — 4,014,883
Chemicals ........................... — 4,005,194 — 4,005,194
Construction & Engineering ............... — 6,007,028 — 6,007,028
Construction Materials .................. 4,903,018 — — 4,903,018
Containers & Packaging ................. 5,211,494 — — 5,211,494
Electric Utilities ........................ — 7,163,217 — 7,163,217
Electrical Equipment .................... — 13,744,008 — 13,744,008
Electronic Equipment, Instruments &
Components ........................ — 5,027,977 — 5,027,977
Entertainment ......................... — 4,907,334 — 4,907,334
Financial Services ...................... 4,005,810 — — 4,005,810
Food Products ........................ 3,859,385 — — 3,859,385
Ground Transportation .................. 3,703,706 — — 3,703,706
Health Care Equipment & Supplies ......... 7,466,615 3,672,494 — 11,139,109
Health Care Providers & Services .......... 10,663,871 — — 10,663,871
Industrial Conglomerates ................ 5,228,997 6,242,627 — 11,471,624
Insurance ............................ — 4,098,710 — 4,098,710
Interactive Media & Services .............. 20,410,964 4,642,984 — 25,053,948
Life Sciences Tools & Services ............ 13,477,816 — — 13,477,816
Machinery ............................ — 3,727,394 — 3,727,394
Oil, Gas & Consumable Fuels ............. — 5,690,475 — 5,690,475
Personal Care Products ................. — 6,569,466 — 6,569,466
Pharmaceuticals ....................... 9,160,572 7,470,661 — 16,631,233
7. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
20
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
(continued)
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Semiconductors & Semiconductor Equipment . $ 33,497,589 $ 4,505,957 $ — $ 38,003,546
Software ............................. 22,295,068 3,320,894 — 25,615,962
Technology Hardware, Storage & Peripherals . 9,365,033 8,610,808 — 17,975,841
Textiles, Apparel & Luxury Goods .......... 6,475,102 7,357,215 — 13,832,317
Trading Companies & Distributors .......... 5,376,960 — — 5,376,960
Short Term Investments ................... 7,700,939 10,800,000 — 18,500,939
Total Investments in Securities ........... $210,520,416 $168,637,865
b
$— $379,158,281
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $157,837,865, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
21
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Templeton Growth VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Growth VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
22
franklintempleton.com
Annual Report
Templeton Growth VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $27,373,895
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,991,936
Amount Reported
Foreign Taxes Paid $250,253
Foreign Source Income Earned $1,451,969

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
23
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4840-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 24, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	February 24, 2026